As filed with the Securities and Exchange Commission on December 28, 2009

1933 Act Registration File No. 033-48907

1940 Act File No. 811-58433

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No.       ☐

Post-Effective Amendment No. 62  ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 62  ☒

MARSHALL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code (800) 236-3863

(Name and Address of Agent for Service) John M. Blaser M&I Investment Management Corp. 111 East Kilbourn Avenue, Suite 200 Milwaukee, Wisconsin 53202	Copy to: Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street, Suite 2500 Chicago, Illinois 60601

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)
☒	on December 29, 2009 pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on (date) pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on (date) pursuant to rule 485(a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Marshall Funds

Prospectus

December 29, 2009

Investor Class (Class Y)

• Marshall Large-Cap Value Fund (MREIX)

• Marshall Large-Cap Growth Fund (MASTX)

• Marshall Mid-Cap Value Fund (MRVEX)

• Marshall Mid-Cap Growth Fund (MRMSX)

• Marshall Small-Cap Growth Fund (MRSCX)

• Marshall International Stock Fund (MRISX)

• Marshall Emerging Markets Equity Fund (MEMYX)

• Marshall Ultra Short Tax-Free Fund (MUYSX)

• Marshall Short-Term Income Fund (MSINX)

• Marshall Short-Intermediate Bond Fund (MAIBX)

• Marshall Intermediate Tax-Free Fund (MITFX)

• Marshall Government Income Fund (MRGIX)

• Marshall Corporate Income Fund (MCIYX)

• Marshall Aggregate Bond Fund (MABYX)

• Marshall Core Plus Bond Fund (MCYBX)

• Marshall Government Money Market Fund (MGYXX)

• Marshall Tax-Free Money Market Fund (MTFXX)

• Marshall Prime Money Market Fund (MARXX)

Shares of the Marshall Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, M&I Marshall & Ilsley Bank or any of its affiliates. Shares of the Marshall Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investor Class
(Class Y)

FUND SUMMARY

Marshall Large-Cap Value Fund

Investment Goal:

To provide capital appreciation and above-average dividend income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver and Expense Reimbursement(1)	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.24%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.24% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$126
3 Years	$413
5 Years	$720
10 Years	$1,594

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in a broadly diversified portfolio of common stocks of large-sized U.S. companies similar in size to those within the Russell 1000 Value Index. These large-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 1000 Value Index, which as of August 31, 2009 was between $258 million and $337.4 billion. The median market capitalization of companies in the Russell 1000 Value Index as of the same period was $3.5 billion. In order to provide both capital appreciation and income, the Adviser attempts to structure the portfolio to pursue an above average yield. The Adviser selects stocks using a unique, quantitative, value-oriented approach.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

EQUITY FUNDS	1

Marshall Large-Cap Value Fund (cont.)

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks).

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 7.84%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/03	15.65%
Worst quarter	9/30/02	(17.64)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(32.50)%	(0.24)%	0.65%
Return After Taxes on Distributions	(32.66)%	(1.56)%	(0.65)%
Return After Taxes on Distributions and Sale of Fund Shares	(20.87)%	(0.12)%	0.26%
LLCVFI (reflects no deduction for sales charges or taxes)	(37.00)%	(1.90)%	(0.36)%
Russell 1000 Value (reflects no deduction for fees, expenses or taxes)	(36.85)%	(0.79)%	1.36%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Large-Cap Value Funds Index (LLCVFI) is an average of the 30 largest mutual funds in this Lipper category.

The Russell 1000 Value Index (Russell 1000 Value) measures the performance of those companies included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Daniel P. Brown, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since June 2004 and has been employed by the Adviser since 1997.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the

2	EQUITY FUNDS

Marshall Large-Cap Value Fund (cont.)

Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	3

Marshall Large-Cap Growth Fund

Investment Goal:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.39%
Fee Waiver and Expense Reimbursement(1)	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.24%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.24% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$126
3 Years	$425
5 Years	$746
10 Years	$1,656

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of large-sized U.S. companies similar in size to those within the Russell 1000 Growth Index. These large-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 1000 Growth Index, which as of August 31, 2009 was between $258 million and $337.4 billion. The median market capitalization of companies in the Russell 1000 Growth Index as of the same period was $4.0 billion. The Adviser looks for high quality companies with sustainable earnings growth that are available at reasonable prices.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than

4	EQUITY FUNDS

Marshall Large-Cap Growth Fund (cont.)

value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 26.30%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/99	13.46%
Worst quarter	12/31/08	(22.17)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(39.39)%	(3.03)%	(3.19)%
Return After Taxes on Distributions	(39.40)%	(3.90)%	(3.85)%
Return After Taxes on Distributions and Sale of Fund Shares	(25.59)%	(2.41)%	(2.59)%
LLCGFI (reflects no deduction for sales charges or taxes)	(41.39)%	(3.99)%	(4.76)%
Russell 1000 Growth (reflects no deduction for fees, expenses or taxes)	(38.44)%	(3.42)%	(4.27)%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Large-Cap Growth Funds Index (LLCGFI) is an average of the 30 largest mutual funds in this Lipper category.

The Russell 1000 Growth Index (Russell 1000 Growth) measures the performance of those companies included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Managers. Alan K. Creech, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since March 2007 and has been employed by the Adviser since 2004. Robert G. Cummisford, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since March 2007 and has been employed by the Adviser since 2004.

EQUITY FUNDS	5

Marshall Large-Cap Growth Fund (cont.)

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6	EQUITY FUNDS

Marshall Mid-Cap Value Fund

Investment Goal:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and Expense Reimbursement(1)	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.24%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.24% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$126
3 Years	$421
5 Years	$738
10 Years	$1,635

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in value-oriented common stocks of medium-sized U.S. companies similar in size to those within the Russell Midcap Value Index. These mid-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell Midcap Value Index, which as of August 31, 2009 was between $258 million and $12.3 billion. The median market capitalization of companies in the Russell Midcap Value Index as of the same period was $2.9 billion. The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the Standard & Poor’s 400® Index, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

EQUITY FUNDS	7

Marshall Mid-Cap Value Fund (cont.)

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks).

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 30.88%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/01	19.16%
Worst quarter	12/31/08	(22.55)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(37.17)%	(2.05)%	5.11%
Return After Taxes on Distributions	(37.83)%	(3.55)%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares	(23.31)%	(1.46)%	4.10%
LMCVFI (reflects no deduction for sales charges or taxes)	(39.71)%	(1.24)%	3.95%
RMCVI (reflects no deduction for fees, expenses or taxes)	(38.44)%	0.33%	4.44%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Mid-Cap Value Funds Index (LMCVFI) is an average of the 30 largest mutual funds in this Lipper category.

The Russell Midcap Value Index (RMCVI) measures the performance of those companies included in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. Those companies are also included in the Russell 1000 Value Index.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Matthew B. Fahey, a Senior Vice President and a Portfolio Manager of the Adviser, has managed the Fund since June 1997 and has been employed by the Adviser since 1984.

8	EQUITY FUNDS

Marshall Mid-Cap Value Fund (cont.)

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	9

Marshall Mid-Cap Growth Fund

Investment Goal:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.35%
Fee Waiver and Expense Reimbursement(1)	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.24%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.24% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$126
3 Years	$417
5 Years	$729
10 Years	$1,614

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 224% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in growth-oriented common stocks of medium-sized U.S. companies similar in size to those within the Russell Midcap Growth Index. These mid-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell Midcap Growth Index, which as of August 31, 2009 was between $258 million and $14.8 billion. The median market capitalization of companies in the Russell Midcap Growth Index as of the same period was $3.2 billion. The Adviser selects stocks of companies with growth characteristics, including companies with above average earnings growth potential and companies where significant changes are taking place, such as new products, services or methods of distribution, or overall business restructuring.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

10	EQUITY FUNDS

Marshall Mid-Cap Growth Fund (cont.)

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 25.09%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/99	41.02%
Worst quarter	9/30/01	(23.19)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(40.52)%	(1.22)%	0.47%
Return After Taxes on Distributions	(41.01)%	(1.38)%	(0.53)%
Return After Taxes on Distributions and Sale of Fund Shares	(25.72)%	(1.04)%	0.11%
LMCGFI (reflects no deduction for sales charges or taxes)	(44.04)%	(1.18)%	0.49%
RMCGI (reflects no deduction for fees, expenses or taxes)	(44.32)%	(2.33)%	(0.19)%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Mid-Cap Growth Funds Index (LMCGFI) is an average of the 30 largest mutual funds in this Lipper category.

The Russell Midcap Growth Index (RMCGI) measures the performance of those companies included in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Those companies are also included in the Russell 1000 Growth Index.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Managers. Kenneth S. Salmon, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since December 2004 and has been employed by the Adviser

EQUITY FUNDS	11

Marshall Mid-Cap Growth Fund (cont.)

since 2000. Patrick M. Gundlach, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since July 2007 and has been employed by the Adviser since 2004.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12	EQUITY FUNDS

Marshall Small-Cap Growth Fund

Investment Goal:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and Expense Reimbursement(1)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.44%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.44% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$147
3 Years	$489
5 Years	$856
10 Years	$1,887

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 233% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of small-sized U.S. companies similar in size to those within the Russell 2000 Growth Index. These small-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 2000 Growth Index, which as of August 31, 2009 was between $16 million and $2.7 billion. The median market capitalization of companies in the Russell 2000 Growth Index as of the same period was $392 million. The Adviser selects stocks of companies with growth characteristics, including companies with above-average earnings growth potential and companies where significant changes are taking place, such as new products, services or methods of distribution, or overall business restructuring.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

EQUITY FUNDS	13

Marshall Small-Cap Growth Fund (cont.)

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 35.18%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/99	38.36%
Worst quarter	9/30/01	(27.21)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(42.50)%	(0.11)%	2.19%
Return After Taxes on Distributions	(42.50)%	(1.52)%	1.03%
Return After Taxes on Distributions and Sale of Fund Shares	(27.63)%	(0.12)%	1.70%
LSCGFI (reflects no deduction for sales charges or taxes)	(42.62)%	(4.06)%	0.92%
Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)	(38.54)%	(2.35)%	(0.76)%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Small-Cap Growth Funds Index (LSCGFI) is an average of the 30 largest mutual funds in this Lipper category.

The Russell 2000 Growth Index (Russell 2000 Growth) measures the performance of those companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Managers. Kenneth S. Salmon, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since December 2004 and has been employed by the Adviser since 2000. Patrick M. Gundlach, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since July 2007 and has been employed by the Adviser since 2004.

14	EQUITY FUNDS

Marshall Small-Cap Growth Fund (cont.)

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	15

Marshall International Stock Fund

Investment Goal:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.69%
Fee Waiver and Expense Reimbursement(1)	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.45%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.45% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$148
3 Years	$509
5 Years	$895
10 Years	$1,978

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of any sized companies located outside the United States. In determining whether an issuer is located outside of the United States, the portfolio managers may consider (i) the issuer’s domicile, (ii) the primary trading market for the issuer’s securities, or (iii) the location from where the issuer derives a majority of its revenue and the location of the issuer’s principal business operations. The Fund’s sub-advisers, Trilogy Global Advisors, LLC (Trilogy) and Acadian Asset Management, LLC (Acadian), each manage approximately 50% of the Fund’s portfolio.

Trilogy uses a “bottom-up,” fundamental approach in selecting stocks for the Fund’s portfolio. Trilogy seeks to identify quality companies with attractive returns on equity, earnings growth and a strong capital structure.

Acadian uses a quantitative strategy with a focus on valuations to target attractively valued companies that also have positive earnings and price characteristics. Acadian selects stocks for the Fund’s portfolio using models that incorporate multiple factors designed to construct an optimal portfolio while keeping benchmark-relative risk to the desired level. These factors include, among others, price-to-cash earnings, changes in expected growth and changes in operating margins.

Effective September 1, 2005, Acadian was added as an additional sub-adviser to the Fund to manage approximately 50% of the Fund’s portfolio. Trilogy was the sole sub-adviser to the Fund from March 29, 1999 to September 1, 2005. Prior thereto, the Fund was managed by another firm.

16	EQUITY FUNDS

Marshall International Stock Fund (cont.)

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign Securities Risks. Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 26.47%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/99	40.46%
Worst quarter	9/30/08	(23.75)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(48.04)%	(1.99)%	(0.13)%
Return After Taxes on Distributions	(48.22)%	(2.81)%	(1.07)%
Return After Taxes on Distributions and Sale of Fund Shares	(30.03)%	(1.07)%	0.04%
LIMCCI (reflects no deduction for sales charges or taxes)	(41.53)%	2.20%	3.03%
EAFE (reflects no deduction for fees, expenses or taxes)	(43.38)%	1.66%	0.80%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

EQUITY FUNDS	17

Marshall International Stock Fund (cont.)

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper International Multi-Cap Core Index (LIMCCI) is an average of the 30 largest mutual funds in this Lipper category.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) is a market capitalization-weighted equity index of international stocks designed to represent the performance of 21 developed markets outside of North America.

Management of the Fund

Adviser. M&I Investment Management Corp.

Sub-Advisers. Trilogy Global Advisors, LLC and Acadian Asset Management, LLC.

Portfolio Managers (Trilogy). William Sterling, Robert Beckwitt and Gregory J. Gigliotti co-manage the portion of the Fund’s assets managed by Trilogy. Mr. Sterling, Chief Investment Officer and Senior Portfolio Manager at Trilogy, has been with Trilogy since 1999. Mr. Beckwitt, Managing Director and Senior Portfolio Manager at Trilogy, has been with Trilogy since 2001. Mr. Gigliotti, Managing Director and Senior Portfolio Manager at Trilogy, has been with Trilogy since 2002.

Portfolio Managers (Acadian). Brian K. Wolahan and Charles H. Wang co-manage the portion of the Fund’s assets managed by Acadian. Mr. Wolahan, Co-Director of Research and a Senior Portfolio Manager at Acadian, has been with Acadian since 1990. Mr. Wang, Co-Director of Research and a Senior Portfolio Manager at Acadian, has been with Acadian since 2000.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18	EQUITY FUNDS

Marshall Emerging Markets Equity Fund

Investment Goal:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	1.77%
Total Annual Fund Operating Expenses	2.77%
Fee Waiver and Expense Reimbursement(1)	1.27%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.50%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.50% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$153
3 Years	$739
5 Years	$1,352
10 Years	$3,007

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period December 23, 2008 (commencement of operations) to August 31, 2009, the Fund’s portfolio turnover rate (not annualized) was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of foreign companies located in emerging markets or whose primary business activities or principal trading markets are in emerging markets. The Fund’s sub-adviser, Trilogy Global Advisors, LLC (Trilogy), considers emerging markets to be those markets in any country other than Canada, Luxembourg, the U.S. and the countries comprising the MSCI EAFE Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). Trilogy uses a “bottom-up,” fundamental approach in selecting stocks for the Fund’s portfolio. Trilogy seeks to identify quality companies of any size in emerging markets with attractive returns on equity, earnings growth and a strong capital structure.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

EQUITY FUNDS	19

Marshall Emerging Markets Equity Fund (cont.)

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign Securities Risks. Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance.

Management of the Fund

Adviser. M&I Investment Management Corp.

Sub-Advisers. Trilogy Global Advisors, LLC.

Portfolio Managers. Pablo Salas, Managing Director and Senior Portfolio Manager at Trilogy, has co-managed the Fund since its inception in December 2008 and has been with Trilogy since 2005. William Sterling, Chief Investment Officer and Senior Portfolio Manager at Trilogy, has co-managed the Fund since its inception in December 2008 and has been with Trilogy since 1999. Robert Beckwitt, Managing Director and Senior Portfolio Manager at Trilogy, has co-managed the Fund since its inception in December 2008 and has been with Trilogy since 2001.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	EQUITY FUNDS

Marshall Ultra Short Tax-Free Fund

Investment Goal:

To provide current income exempt from federal income tax consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses(1)	0.79%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Fund Operating Expenses	1.01%
Fee Waiver and Expense Reimbursement(3)	0.44%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	0.57%

(1)	“Other Expenses” are based on estimated amounts for the Fund’s first full fiscal year because it is a new Fund.

(2)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(3)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.55% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$58
3 Years	$278

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). The Fund normally maintains an average dollar-weighted effective maturity of one year or less. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund invests primarily in municipal securities within the investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase. The Fund also may invest up to 20% of its assets in municipal securities that are below investment grade (also known as high yield securities or “junk bonds”) rated BB- or higher or unrated and considered by the Adviser to be comparable in quality at the time of purchase. Municipal securities include fixed and floating rate debt obligations of states, territories and possessions of the U.S. and political subdivisions and financing authorities of these entities that provide income exempt from federal income tax (including federal AMT). Fund investments are selected after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation and municipal bond supply factors.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset

INCOME FUNDS	21

Marshall Ultra Short Tax-Free Fund (cont.)

value (NAV) of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risk. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Municipal Securities Risk. Certain types of municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings and other factors. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

High Yield Securities Risks. High yield securities tend to be more sensitive to economic conditions than are higher-rated securities and generally involve more credit risk than securities in the higher-rated categories. The risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Craig J. Mauermann, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since its inception in October 2009 and has been employed by the Adviser since 2004. Duane A. McAllister, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since its inception in October 2009 and has been employed by the Adviser since 2007.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

22	INCOME FUNDS

Marshall Ultra Short Tax-Free Fund (cont.)

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to distribute income exempt from federal income tax; however, a portion of the Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INCOME FUNDS	23

Marshall Short-Term Income Fund

Investment Goal:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution (12b-1) Fees	None
Other Expenses	0.67%
Acquired Fund Fees and Expenses(1)	0.05%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and Expense Reimbursement(2)	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.65%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.60% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$66
3 Years	$266
5 Years	$483
10 Years	$1,107

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in fixed income securities. Fund investments include corporate, asset-backed and mortgage-backed securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase and bank instruments, repurchase agreements and U.S. government securities. In addition, the Fund may invest in securities issued by other investment companies that in turn invest in bonds and other financial instruments (including securities with credit ratings below investment grade, commonly known as high-yield securities). The Adviser changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of six months to three years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset

24	INCOME FUNDS

Marshall Short-Term Income Fund (cont.)

value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S.

government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 10.16%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/01	2.67%
Worst quarter	9/30/08	(2.68)%

INCOME FUNDS	25

Marshall Short-Term Income Fund (cont.)

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(3.13)%	2.14%	3.64%
Return After Taxes on Distributions	(4.63)%	0.66%	1.83%
Return After Taxes on Distributions and Sale of Fund Shares	(2.01)%	0.98%	2.01%
LSTIDI (reflects no deduction for sales charges or taxes)	(4.61)%	1.53%	3.23%
ML1-3 (reflects no deduction for fees, expenses or taxes)	4.69%	3.74%	4.74%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Short-Term Investment Grade Debt Funds Index (LSTIDI) is an average of the 30 largest mutual funds in this Lipper category.

The BofA Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML1-3) is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. ML1-3 is produced by Merrill Lynch Pierce Fenner & Smith.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Richard M. Rokus, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since October 2001 and has been employed by the Adviser since January 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26	INCOME FUNDS

Marshall Short-Intermediate Bond Fund

Investment Goal:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver and Expense Reimbursement(1)	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.80%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.80% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$82
3 Years	$286
5 Years	$506
10 Years	$1,142

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 360% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed and mortgage-backed securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase and repurchase agreements and U.S. government securities. The Adviser changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of two to eight years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement

INCOME FUNDS	27

Marshall Short-Intermediate Bond Fund (cont.)

by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 24.96%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/01	3.75%
Worst quarter	12/31/08	(7.76)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(12.67)%	(0.09)%	2.81%
Return After Taxes on Distributions	(14.22)%	(1.64)%	0.94%
Return After Taxes on Distributions and Sale of Fund Shares	(8.14)%	(0.90)%	1.30%
LSIDF (reflects no deduction for sales charges or taxes)	(2.50)%	2.15%	3.92%
BGCI (reflects no deduction for fees, expenses or taxes)	5.08%	4.21%	5.43%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the

28	INCOME FUNDS

Marshall Short-Intermediate Bond Fund (cont.)

periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Short-Intermediate Investment Grade Debt Funds Index (LSIDF) is an average of the 30 largest mutual funds in this Lipper category.

The Barclays Intermediate Governmental/Credit Index (BGCI) is an index comprised of government and corporate bonds rated BBB or higher with maturities between one and ten years.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Jason D. Weiner, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since October 2001 and has been employed by the Adviser since 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INCOME FUNDS	29

Marshall Intermediate Tax-Free Fund

Investment Goal:

To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver and Expense Reimbursement(2)	0.58%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.56%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.55% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$57
3 Years	$305
5 Years	$572
10 Years	$1,334

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). Fund investments include municipal securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase. Municipal securities include debt obligations of states, territories and possessions of the U.S. and political subdivisions and financing authorities of these entities that provide income exempt from federal income tax (including federal AMT). The Adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation and municipal bond supply factors. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed

30	INCOME FUNDS

Marshall Intermediate Tax-Free Fund (cont.)

by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Municipal Securities Risks. Certain types of municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings and other factors. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 12.82%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/02	4.29%
Worst quarter	6/30/99	(2.12)%

INCOME FUNDS	31

Marshall Intermediate Tax-Free Fund (cont.)

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	0.73%	2.38%	3.62%
Return After Taxes on Distributions	0.42%	2.24%	3.54%
Return After Taxes on Distributions and Sale of Fund Shares	1.98%	2.53%	3.64%
LIMDI (reflects no deduction for sales charges or taxes)	(2.27)%	1.91%	3.39%
BMB 1-15 (reflects no deduction for fees, expenses or taxes)	2.48%	3.35%	4.50%
B7GO (reflects no deduction for fees, expenses or taxes)	5.35%	3.95%	4.89%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Intermediate Municipal Debt Funds Index (LIMDI) is an average of the 30 largest mutual funds in this Lipper category.

The Barclays Capital Municipal Bond 1-15 Year Blend Index (BMB 1-15) is the 1-15 year Blend component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa and a range of maturities between 1 and 17 years. To qualify for inclusion, a bond or security must have outstanding par value of at least $7 million, issued as part of a transaction of at least $75 million, fixed rate, dated after December 31, 1990, and must have at least one year from final maturity. The BMB 1-15 is replacing the B7GO as the Fund’s benchmark as it more closely reflects the Fund’s investments. The B7GO will be excluded from this comparison in the future.

The Barclays 7-Year General Obligations Index (B7GO) is an index comprised of general obligation bonds rated A or better with maturities between six and eight years.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Managers. John D. Boritzke and Duane A. McAllister co-manage the Fund. Mr. Boritzke, a Senior Vice President and a

Portfolio Manager of the Adviser, has managed the Fund since its inception in 1994 and has been employed by the Adviser since November 1983. Mr. McAllister, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since June 2007 and has been employed with the Adviser since 2007.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to distribute income exempt from federal income tax; however, a portion of the Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32	INCOME FUNDS

Marshall Government Income Fund

Investment Goal:

To provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.50%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver and Expense Reimbursement(1)	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.80%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.80% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$82
3 Years	$277
5 Years	$489
10 Years	$1,099

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 360% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in U.S. government securities. The securities in which the Fund invests generally will have a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase.

The Fund invests in the securities of U.S. government-sponsored entities that are not backed by the full faith and credit of the U.S. government, but are supported through federal loans or other benefits, including the Federal Home Loan Banks (FHLBs), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund also may invest in the securities of U.S. government-sponsored entities that are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association (Ginnie Mae). Finally, the Fund may invest in the securities of governmental entities that have no explicit financial support from the U.S. government, but are regarded as having implied support because the U.S. government sponsors their activities, including the Farm Credit Administration and the Financing Corporation.

The Fund also may invest in non-agency asset-backed and mortgage-backed securities.

The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund normally maintains an average dollar-weighted effective maturity of four to twelve years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

INCOME FUNDS	33

Marshall Government Income Fund (cont.)

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 11.54%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/01	4.08%
Worst quarter	6/30/04	(0.97)%

34	INCOME FUNDS

Marshall Government Income Fund (cont.)

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	0.07%	3.42%	4.50%
Return After Taxes on Distributions	(2.52)%	1.61%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares	0.04%	1.87%	2.65%
LUSMI (reflects no deduction for sales charges or taxes)	1.84%	3.49%	4.60%
BMBSI (reflects no deduction for fees, expenses or taxes)	8.34%	5.54%	6.04%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper U.S. Mortgage Funds Index (LUSMI) is an average of the 30 largest mutual funds in this Lipper category.

The Barclays U.S. Mortgage-Backed Securities Index (BMBSI) is an index that includes 15- and 30-year fixed-rate securities backed by mortgage pools of Ginnie Mae, Freddie Mac and Fannie Mae.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Jason D. Weiner, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since April 2001 and has been employed by the Adviser since 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INCOME FUNDS	35

Marshall Corporate Income Fund

Investment Goal:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses	1.59%
Acquired Fund Fees and Expenses(1)	0.05%
Total Annual Fund Operating Expenses	1.89%
Fee Waiver and Expense Reimbursement(2)	1.04%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.85%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.80% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$87
3 Years	$493
5 Years	$924
10 Years	$2,127

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period December 23, 2008 (commencement of operations) to August 31, 2009, the Fund’s portfolio turnover rate (not annualized) was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in corporate debt securities, including convertible debt securities. Although the Fund will invest primarily in U.S. dollar denominated securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase, the Fund may invest up to 20% of its assets in debt securities that are below investment grade, also known as high yield securities or “junk bonds,” and in foreign debt securities. The Fund also may invest in U.S. government securities and asset-backed and mortgage-backed securities.

The Fund’s sub-adviser is Taplin, Canida & Habacht, LLC (TCH), an affiliate of the Adviser. TCH uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

36	INCOME FUNDS

Marshall Corporate Income Fund (cont.)

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Foreign Securities Risks. Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

High Yield Securities Risks. High yield securities tend to be more sensitive to economic conditions than are higher-rated securities and generally involve more credit risk than securities in the higher-rated categories. The risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance.

Management of the Fund

Adviser. M&I Investment Management Corp.

Sub-Adviser. Taplin, Canida & Habacht, LLC, a majority-owned subsidiary of the Adviser.

Portfolio Managers. Tere Alvarez Canida, President and Managing Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Alan M. Habacht, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1987. William J. Canida, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

INCOME FUNDS	37

Marshall Corporate Income Fund (cont.)

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

38	INCOME FUNDS

Marshall Aggregate Bond Fund

Investment Goal:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and Expense Reimbursement(1)	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.80%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.80% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$82
3 Years	$281
5 Years	$498
10 Years	$1,120

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 445% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed and mortgage-backed securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase and repurchase agreements and U.S. government securities. The Adviser’s strategy for achieving total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer

INCOME FUNDS	39

Marshall Aggregate Bond Fund (cont.)

defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes during the past year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar year 2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 19.35%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/08	0.60%
Worst quarter	9/30/08	(4.96)%

Average Annual Total Returns through 12/31/08

	1 Year	Since 6/1/07 Inception
Fund
Return Before Taxes	(4.57)%	0.59%
Return After Taxes on Distributions	(7.19)%	(1.86)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.88)%	(0.83)%
LIIGI (reflects no deduction for sales charges or taxes)	(4.71)%	(0.41)%
BUSAI (reflects no deduction for fees, expenses or taxes)	5.24%	6.88%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

40	INCOME FUNDS

Marshall Aggregate Bond Fund (cont.)

The Lipper Intermediate Investment Grade Index (LIIGI) is an average of the 30 largest mutual funds in this Lipper category.

The Barclays U.S. Aggregate Index (BUSAI) is an index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. To qualify for inclusion, a bond or security must have at least one year to final maturity and be rated Baa3 or better, dollar denominated, non-convertible, fixed-rate and publicly issued.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Jason D. Weiner, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since its inception in 2007 and has been employed by the Adviser since 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INCOME FUNDS	41

Marshall Core Plus Bond Fund

Investment Goal:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses	0.87%
Acquired Fund Fees and Expenses(1)	0.05%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and Expense Reimbursement(2)	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.85%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.80% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$87
3 Years	$340
5 Years	$613
10 Years	$1,392

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period December 23, 2008 (commencement of operations) to August 31, 2009, the Fund’s portfolio turnover rate (not annualized) was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed, mortgage-backed and U.S. government securities. Although the Fund will invest primarily in securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase, the Fund may invest up to 20% of its assets in debt securities that are below investment grade, also known as high yield securities or “junk bonds.” While the Fund’s assets are predominantly U.S. dollar denominated, the Fund also may invest up to 20% of its assets in foreign debt securities, all or a portion of which may be emerging markets debt securities.

The Fund’s investment strategy is referred to as “Core Plus” because the Fund’s sub-adviser, Taplin, Canida & Habacht, LLC (TCH), an affiliate of the Adviser, has the ability to add high yield securities and emerging markets debt securities to a core portfolio of investment grade fixed income securities. TCH’s strategy for achieving total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. TCH uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

42	INCOME FUNDS

Marshall Core Plus Bond Fund (cont.)

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Foreign Securities Risks. Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

High Yield Securities Risks. High yield securities tend to be more sensitive to economic conditions than are higher-rated securities and generally involve more credit risk than securities in the higher-rated categories. The risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance.

Management of the Fund

Adviser. M&I Investment Management Corp.

Sub-Adviser. Taplin, Canida & Habacht, LLC, a majority-owned subsidiary of the Adviser.

Portfolio Managers. Tere Alvarez Canida, President and Managing Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Alan M. Habacht, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1987. William J. Canida, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to

INCOME FUNDS	43

Marshall Core Plus Bond Fund (cont.)

your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44	INCOME FUNDS

Marshall Government Money Market Fund

Investment Goal:

To provide current income consistent with stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution (12b-1) Fees	None
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver and Expense Reimbursement(1)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.45%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.45% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$160
5 Years	$284
10 Years	$646

Principal Investment Strategies

The Fund invests its assets in high quality, short-term money market instruments and repurchase agreements. The Fund invests at least 80% of its assets in obligations issued and/or guaranteed by the U.S. government or by its agencies or instrumentalities, and in repurchase agreements secured by such obligations. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more Nationally Recognized Statistical Rating Organizations or be determined by the Adviser to be of comparable quality to securities having such ratings. The Adviser uses a “bottom-up” approach, which evaluates debt securities against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

The Fund invests in the securities of U.S. government-sponsored entities that are not backed by the full faith and credit of the U.S. government, but are supported through federal loans or other benefits, including the Federal Home Loan Banks (FHLBs), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund also may invest in the securities of U.S. government-sponsored entities that are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association (Ginnie Mae). Finally, the Fund may invest in the securities of governmental entities that have no explicit financial support from the U.S. government, but are regarded as having implied support because the U.S. government sponsors their activities, including the Farm Credit Administration and the Financing Corporation.

Principal Risks

An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

MONEY MARKET FUNDS	45

Marshall Government Money Market Fund (cont.)

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and an average of money funds with similar objectives. Indices and averages are unmanaged and are not available for direct investment. Please keep in mind that past performance does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.marshallfunds.com.

Annual Total Returns (calendar years 2005-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 0.16%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/06	1.24%
Worst quarter	12/31/08	0.23%

7-Day Net Yield as of December 31, 2008 was 1.02%.

Average Annual Total Returns through 12/31/08

	1 Year	Since 5/17/04 Inception
Fund	2.06%	3.25%
LUSGMMFI (reflects no deduction for sales charges or taxes)	1.82%	3.01%
IMNGMMI	1.44%	2.78%

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower. The Adviser or its affiliates also may voluntarily waive fees and/or reimburse expenses to assist the Fund in maintaining a positive yield.

The Lipper U.S. Government Money Market Funds Index (LUSGMMFI) is an average of the 30 largest mutual funds in this Lipper category.

The iMoneyNet Government Money Market Index (IMNGMMI) is an average of money funds with investment objectives similar to that of the Fund.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Richard M. Rokus, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since its inception in May 2004 and has been employed by the Adviser since January 1993.

46	MONEY MARKET FUNDS

Marshall Government Money Market Fund (cont.)

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio manager determines sufficient liquidity exists in those markets.

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Checkwriting. Write a check in an amount of at least $250.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET FUNDS	47

Marshall Tax-Free Money Market Fund

Investment Goal:

To provide current income exempt from federal income tax consistent with stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution (12b-1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver and Expense Reimbursement(1)	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.45%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.45% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$162
5 Years	$288
10 Years	$657

Principal Investment Strategies

The Fund invests primarily in fixed and floating rate municipal bonds and notes, variable rate demand instruments and other high-quality, short-term tax-exempt obligations maturing in 397 days or less. Under normal circumstances, the Fund invests its assets so that at least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including federal alternative minimum tax (AMT).

To maintain principal preservation, the Adviser places a strict emphasis on credit research. Using fundamental analysis, the Adviser develops an approved list of issuers and securities that meet the Adviser’s standards for minimal credit risk. The Adviser continually monitors the credit risks of all of the Fund’s portfolio securities on an ongoing basis by reviewing financial data and ratings of Nationally Recognized Statistical Rating Organizations (NRSROs). The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be determined by the Adviser to be of comparable quality to securities having such ratings.

The Fund seeks to enhance yield by taking advantage of favorable changes in interest rates and reducing the effect of unfavorable changes in interest rates. In seeking to achieve this objective, the Adviser targets a dollar-weighted average portfolio maturity of 90 days or less based on its interest rate outlook. The interest rate outlook is developed by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy. By developing an interest rate outlook and adjusting the portfolio’s maturity accordingly, the Adviser seeks to position the Fund to take advantage of yield enhancing opportunities.

Principal Risks

An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

48	MONEY MARKET FUNDS

Marshall Tax-Free Money Market Fund (cont.)

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Municipal Securities Risks. Certain types of municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings and other factors. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and an average of money funds with similar objectives. Indices and averages are unmanaged and are not available for direct investment. Please keep in mind that past performance does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.marshallfunds.com.

Annual Total Returns (calendar years 2005-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 0.68%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/07	0.85%
Worst quarter	3/31/05	0.36%

7-Day Net Yield as of December 31, 2008 was 1.55%.

Average Annual Total Returns through 12/31/08

	1 Year	Since 9/22/04 Inception
Fund	2.25%	2.60%
LTEMMFI (reflects no deduction for sales charges or taxes)	1.78%	2.35%
IMNTFNR	1.76%	2.33%

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Tax Exempt Money Market Funds Index (LTEMMFI) is an average of the 30 largest mutual funds in this Lipper category.

The iMoneyNet Money Fund Report Tax-Free National Retail (IMNTFNR) is an average of money funds with investment objectives similar to that of the Fund.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Craig J. Mauermann, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since its inception in September 2004 and has been employed by the Adviser since 2004.

MONEY MARKET FUNDS	49

Marshall Tax-Free Money Market Fund (cont.)

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio manager determines sufficient liquidity exists in those markets.

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Checkwriting. Write a check in an amount of at least $250.

Tax Information

The Fund intends to distribute income exempt from federal income tax; however, a portion of the Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

50	MONEY MARKET FUNDS

Marshall Prime Money Market Fund

Investment Goal:

To provide current income consistent with stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses(1)	0.45%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.45% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$144
5 Years	$252
10 Years	$567

Principal Investment Strategies

The Fund invests its assets in high quality, short-term money market instruments, such as short-term commercial paper,

corporate bonds and notes, asset-backed securities, bank instruments, demand and variable rate demand instruments, U.S. government obligations, repurchase agreements and funding agreements. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more Nationally Recognized Statistical Rating Organizations or be determined by the Adviser to be of comparable quality to securities having such ratings. The Adviser uses a “bottom-up” approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Principal Risks

An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed Securities Risks. Asset-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. Asset-backed securities may decline in value because of defaults on the underlying obligations.

MONEY MARKET FUNDS	51

Marshall Prime Money Market Fund (cont.)

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and an average of money funds with similar objectives. Indices and averages are unmanaged and are not available for direct investment. Please keep in mind that past performance does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 0.42%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/00	1.60%
Worst quarter	3/31/04	0.17%

7-Day Net Yield as of December 31, 2008 was 1.47%.

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund	2.75%	3.28%	3.40%
LMMFI (reflects no deduction for sales charges or taxes)	2.41%	3.01%	3.14%
IMNMFRA	2.01%	2.93%	3.06%

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Money Market Funds Index (LMMFI) is an average of the 30 largest mutual funds in this Lipper category.

The iMoneyNet Money Fund Report Averages (IMNMFRA) is an average of money funds with investment objectives similar to that of the Fund.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Richard M. Rokus, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since January 1994 and has been employed by the Adviser since January 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio manager determines sufficient liquidity exists in those markets.

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

52	MONEY MARKET FUNDS

Marshall Prime Money Market Fund (cont.)

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Checkwriting. Write a check in an amount of at least $250.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET FUNDS	53

Additional Information Regarding Principal Investment Strategies and Risks

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval. In implementing their respective investment objectives, the Funds may invest in the following securities and use the following transactions and investment techniques as part of their principal investment strategies. Some of these securities, transactions and techniques involve special risks, which are described below. Each Fund that has adopted a non-fundamental policy to invest at least 80% of its assets in the types of securities suggested by such Fund’s name will provide shareholders with at least 60 days’ notice of any change in this policy. The ULTRA SHORT TAX-FREE FUND, INTERMEDIATE TAX-FREE FUND and TAX-FREE MONEY MARKET FUND, which have each adopted a fundamental policy to invest at least 80% of its assets in the types of securities suggested by its name, may only change this policy with shareholder approval.

	Large-Cap Value	Large-Cap Growth	Mid-Cap Value	Mid-Cap Growth	Small-Cap Growth	International Stock	Emerging Markets Equity
Equity Securities:
Common Stocks	✓	✓	✓	✓	✓	✓	✓
Foreign Securities						✓	✓

	Government Money Market	Tax-Free Money Market	Prime Money Market	Ultra Short Tax-Free	Short- Term Income	Short Intermediate Bond	Intermediate Tax-Free	Government Income	Corporate Income	Aggregate Bond	Core Plus Bond
Fixed Income Securities:
Asset-Backed/Mortgage-Backed Securities			✓		✓	✓		✓	✓	✓	✓
Bank Instruments			✓		✓
Commercial Paper		✓	✓	✓
Convertible Securities									✓
Corporate Debt Securities			✓	✓	✓	✓	✓		✓	✓	✓
Demand Instruments		✓	✓	✓
Dollar Rolls					✓	✓		✓	✓	✓	✓
Foreign Securities									✓		✓
Funding Agreements			✓
High Yield Securities				✓					✓		✓
Municipal Securities		✓		✓			✓
Repurchase Agreements	✓		✓		✓	✓		✓	✓	✓
U.S. Government Securities	✓		✓	✓	✓	✓	✓	✓	✓	✓	✓
Variable Rate Demand Instruments		✓	✓	✓			✓

54	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

Equity Securities

An investment in the equity securities of a company represents a proportionate ownership interest in that company. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. Companies generally have discretion as to the payment of any dividends or distributions.

Common Stocks. Common stocks are the most prevalent type of equity securities. Holders of common stock of an issuer are entitled to receive the issuer’s earnings only after the issuer pays its creditors and any preferred shareholders. As a result, changes in the issuer’s earnings have a direct impact on the value of its common stock.

Foreign Securities . Foreign securities include securities (i) of issuers domiciled outside of the United States, including securities issued by foreign governments, (ii) that primarily trade on a foreign securities exchange or in a foreign market, or (iii) that are subject to substantial foreign risk based on factors such as whether a majority of an issuer’s revenue is earned outside of the United States and whether an issuer’s principal business operations are located outside of the United States.

Fixed Income Securities and Transactions

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. The issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities generally provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

Certain fixed income securities may be supported by credit enhancements. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Asset-Backed/Mortgage-Backed Securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities have prepayment risks.

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of a mortgage-backed security is a pass-through certificate. An issuer of a pass-through certificate gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro-rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Mortgage-backed securities may be issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac, but also may be issued or guaranteed by other issuers, including private companies. The Adviser treats mortgage-backed securities guaranteed by a government-sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	55

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

Bank Instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments.

Commercial Paper. Commercial paper represents an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

Convertible Securities. Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. The credit risks of corporate debt securities vary widely among issuers.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Adviser treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Dollar Rolls. Dollar rolls are transactions in which a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are “to be announced” mortgage-backed securities or “TBAs.” Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks. Dollar roll transactions will cause a Fund to have an increased portfolio turnover rate.

Foreign Securities. Foreign securities include securities (i) of issuers domiciled outside of the United States, including securities issued by foreign governments, (ii) that primarily trade on a foreign securities exchange or in a foreign market, or (iii) that are subject to substantial foreign risk based on factors such as whether a majority of an issuer’s revenue is earned outside of the United States and whether an issuer’s principal business operations are located outside of the United States.

Funding Agreements. Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer. A Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, a Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

High Yield Securities. Debt securities that are below investment-grade. While high yield securities may offer higher yields than investment-grade securities, they are predominantly considered to be speculative and are sometimes called “junk bonds.”

Municipal Securities. Municipal securities, including municipal bonds and notes, are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities also may issue notes to fund capital projects prior to issuing long-term bonds. Issuers typically

56	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. Municipal securities may also be issued by industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The market categorizes tax-exempt securities by their source of repayment. Although many municipal securities are exempt from federal income tax, municipalities also may issue taxable securities in which the Funds may invest.

Repurchase Agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser and custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

U.S. Government Securities. U.S. government securities include direct obligations of the U.S. government, including U.S. Treasury bills, notes, and bonds of varying maturities, and those issued or guaranteed by various U.S. government agencies and instrumentalities. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority. Securities issued by certain government entities are supported by the full faith and credit of the United States. Such entities include Ginnie Mae, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Financing Bank, General Services Administration, and Washington Metropolitan Area Transit Authority. Other government entities receive support through federal subsidies, loans or other benefits. Some government entities have no explicit financial support from the U.S. government, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit Administration and the Financing Corporation.

Variable Rate Demand Instruments. Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The MONEY MARKET FUNDS treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Investment Techniques

Securities Lending. Certain Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities. Any dividend equivalent payments will not be treated as “qualified dividend income” for federal income tax purposes and will generally be taxable as ordinary income.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	57

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

redemptions during adverse market conditions, each Fund (except the MONEY MARKET FUNDS) may temporarily use a different investment strategy by investing up to 100% of its assets in cash or short-term, high quality money market instruments (for example, commercial paper and repurchase agreements). This may cause a Fund to temporarily forgo greater investment returns for the safety of principal. When so invested, a Fund may not achieve its investment goal.

Additional Principal Risk Information

Asset-Backed/Mortgage-Backed Securities Risks. (SHORT-TERM INCOME FUND, SHORT-INTERMEDIATE BOND FUND, GOVERNMENT INCOME FUND, CORPORATE INCOME FUND, AGGREGATE BOND FUND, CORE PLUS BOND FUND, PRIME MONEY MARKET FUND) Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinate the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions and the performance of the mortgage pool backing such securities. An unexpectedly high rate of defaults on mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the holder of such mortgage-backed securities, particularly if such securities are subordinated, thereby reducing the value of such securities and in some cases rendering them worthless. As noted below, recent market events have caused the markets for asset-backed and mortgage-backed securities to experience significantly lower valuations and reduced liquidity.

Call Risks. (INCOME FUNDS, MONEY MARKET FUNDS) If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Risks. (INCOME FUNDS, MONEY MARKET FUNDS) Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread also may increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy. Credit markets are currently experiencing greater volatility due to recent market events as noted below.

58	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

Investment Ratings. When a Fund invests in investment grade bonds or other debt securities or convertible securities, some may be rated in the lowest investment grade category (i.e., BBB or Baa). Bonds rated BBB by Standard & Poor’s or Baa by Moody’s Investors Service have speculative characteristics. The Adviser will determine the credit quality of unrated bonds, which may have greater risk (but a potentially higher yield) than comparably rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether the bond should be retained or sold. The securities in which the MONEY MARKET FUNDS invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be determined by the Adviser to be of comparable quality to securities having such ratings.

Company Size Risks . (MID-CAP VALUE FUND, MID-CAP GROWTH FUND, SMALL-CAP GROWTH FUND, INTERNATIONAL STOCK FUND, EMERGING MARKETS EQUITY FUND) Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of a company’s outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Foreign Securities Risks. (INTERNATIONAL STOCK FUND, EMERGING MARKETS EQUITY FUND, CORPORATE INCOME FUND, CORE PLUS BOND FUND) Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, a Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although each Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, each Fund may be exposed to currency risks over an extended period of time.

Emerging Markets Risks. (EMERGING MARKETS EQUITY FUND, CORE PLUS BOND FUND) Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Government Obligations Risks. SHORT-TERM INCOME FUND, SHORT-INTERMEDIATE BOND FUND, GOVERNMENT INCOME FUND, CORPORATE INCOME FUND, AGGREGATE BOND FUND, CORE PLUS BOND FUND, GOVERNMENT MONEY MARKET FUND, PRIME MONEY MARKET FUND) No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation. For instance, securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. government. Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. In September 2008, Fannie Mae and Freddie Mac were placed into conservatorship by the Federal Housing Finance Agency (FHFA). Securities issued by the Student Loan Marketing Association (Sallie Mae) are supported only by the credit of that agency.

High Yield Securities Risks. (ULTRA SHORT TAX-FREE FUND, CORPORATE INCOME FUND, CORE PLUS BOND FUND) High yield securities tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	59

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

Interest Rate Risks. (INCOME FUNDS, MONEY MARKET FUNDS) Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Liquidity Risks. (INCOME FUNDS, MONEY MARKET FUNDS) Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. As noted below, recent market events have caused the markets for some of the securities in which the Fund invests to experience reduced liquidity.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager(s) will produce the desired results.

Municipal Securities Risks. (ULTRA SHORT TAX-FREE FUND, INTERMEDIATE TAX-FREE FUND, TAX-FREE MONEY MARKET FUND) Certain types of municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings and other factors. Local political and economic factors also may adversely affect the value and liquidity of municipal securities held by the Fund. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Sector Risks. (EQUITY FUNDS, ULTRA SHORT TAX-FREE FUND, INTERMEDIATE TAX-FREE FUND, TAX-FREE MONEY MARKET FUND) Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Fund invests more of its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Stock Market Risks. (EQUITY FUNDS) The Funds are subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk. If the value of the Fund’s investments goes down, you may lose money.

Style Risks. (LARGE-CAP VALUE FUND, MID-CAP VALUE FUND) Investments in value stocks are subject to the risk that

60	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks). Consequently, while value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, they can continue to be inexpensive for long periods of time and may not ever realize their full value.

(LARGE-CAP GROWTH FUND, MID-CAP GROWTH FUND, SMALL-CAP GROWTH FUND) Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

In addition to the above principal risks, the U.S. and international markets experienced dramatic volatility, lower valuations and reduced liquidity during 2008 and into 2009. As a result, many of the risks affecting the Funds may be increased. Furthermore, although the Funds do not intend to invest for the purpose of seeking short-term profits, securities may be sold without regard to the length of time they have been held when the Funds’ Adviser or sub-adviser believes it is appropriate to do so in light of a Fund’s investment goal. As a result, certain Funds may have high turnover rates (e.g., in excess of 100%). A higher portfolio turnover rate increases transaction expenses that may be borne directly by a Fund (and thus, indirectly by its shareholders), and affects Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed, are taxable to shareholders.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	61

How to Buy Shares

Who Can Invest in the Marshall Funds? Only adult U.S. citizens or residents or a U.S. entity with a valid U.S. taxpayer identification (social security or employer identification) number may invest in the Marshall Funds. You may not place transactions in your account for the benefit of any person other than yourself (except for a transfer of shares to another account). If the Funds determine that the registered owner of an account has permitted another person or entity who is not the registered or beneficial owner of the account to hold shares through that account, the Funds may reject future purchases in that account and any related accounts.

Shares of the Funds are qualified for sale only in the U.S. and its territories and possessions. The Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

When Can Shares Be Purchased? You can buy the Investor Class shares of a Fund (other than the MONEY MARKET FUNDS), on any day the New York Stock Exchange (NYSE) is open for regular session trading. You can buy the Investor Class shares of the MONEY MARKET FUNDS on any day the Federal Reserve Bank of New York (Federal Reserve) is open for business and, alternatively, on any day the U.S. government securities markets are open and the MONEY MARKET FUND’s portfolio managers determine sufficient liquidity exists in those markets. The NYSE and Federal Reserve are both closed on most national holidays. The NYSE also is closed on Good Friday. The Federal Reserve also is closed on Columbus Day and Veterans Day.

When you deliver your transaction request in proper form and it is accepted by the Marshall Funds, or its authorized agent, your transaction is processed at the next determined net asset value (NAV) for the Investor Class shares. The NAV is calculated for each of the Funds (other than the MONEY MARKET FUNDS) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the TAX-FREE MONEY MARKET FUND is determined daily at 11:00 a.m. (Central Time). The NAV for the PRIME MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND is determined daily at 4:00 p.m. (Central Time). For purchase orders for the GOVERNMENT MONEY MARKET FUND and PRIME MONEY

MARKET FUND that are received after 3:00 p.m. but before 4:00 p.m. (Central Time), Marshall Investor Services (MIS) will use its best efforts to accept and process such purchase orders that day; however, there is no guarantee that MIS will be able to do so. All purchase orders received in proper form and accepted by the time a Fund’s NAV is calculated will receive that day’s NAV, regardless of when the order is processed. If the U.S. government securities markets close early, the MONEY MARKET FUNDS reserve the right to determine their NAV at earlier times under those circumstances.

How is NAV Calculated? A Fund’s NAV per Investor Class share is the value of a single Investor Class share. It is computed by totaling the Investor Class shares’ pro rata share of the value of the Fund’s investments, cash and other assets, subtracting the Investor Class shares’ pro rata share of the value of the Fund’s general liabilities and the liabilities specifically allocated to the Investor Class shares, then dividing the result by the number of Investor Class shares outstanding. For purpose of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date.

The MONEY MARKET FUNDS use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940 to determine their respective NAVs. In determining the NAV for all other Funds, listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV or at fair value as discussed below.

Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data

62	HOW TO BUY SHARES

How to Buy Shares (cont.)

the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board. The Board has established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Board. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments. It is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security and the difference may be material to the NAV of the respective Fund.

Certain securities held by the Funds, primarily in the INTERNATIONAL STOCK FUND and EMERGING MARKETS EQUITY FUND, may be listed on foreign exchanges that trade on days when a Fund does not calculate its NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur in the interim, which may affect a security’s value.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Board has retained an independent fair value pricing service to assist in valuing foreign securities when a subsequent event has occurred. The service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate fair value for that day.

Redemption Fee. For 30 days following your purchase of shares of a Fund, your redemption or exchange proceeds may be reduced by a redemption fee of 2.00% (other than with respect to the MONEY MARKET FUNDS). The redemption fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in a Fund’s shares. See “How to Redeem and Exchange Shares—Will I be Charged a Fee for Redemptions?” and “—Additional Conditions for Redemptions—Frequent Traders” below.

How Do I Purchase Shares? You may purchase shares through a broker/dealer, investment professional or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. You also may purchase shares directly from the Funds by the methods described below under the “Fund Purchase Easy Reference Table” and sending your payment to the Funds by check or wire. Clients of Marshall & Ilsley Trust Company N.A. (M&I Trust) may purchase shares by contacting their trust account officer. In connection with opening an account, you will be requested to provide information that will be used by the Funds to verify your identity, as described in more detail under “Important Information About Procedures for Opening a New Account” below.

If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund’s Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

HOW TO BUY SHARES	63

How to Buy Shares (cont.)

Once you have opened an account, you may purchase additional Fund shares by contacting MIS at 1-800-236-FUND (3863) if you have pre-authorized the telephone purchase privilege.

Each Fund reserves the right to reject any purchase request. It is the responsibility of MIS, any Authorized Dealer, or other service provider that has entered into an agreement with a Fund, its distributor, or its administrative or shareholder services agent to promptly submit purchase orders to the Fund.

You are not the owner of Fund shares (and therefore will not receive distributions) until payment for the shares is received in “good funds.” Wires are generally “good funds” on the day received and checks are “good funds” when deposited with the Funds’ custodian, normally the next business day after receipt. Checks sent to the Marshall Funds to purchase shares must be made payable to the “Marshall Funds.”

Important Information About Procedures for Opening a New Account. The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Funds must obtain certain personal information, including your full name, address, date of birth, social security number and other information that will allow the Funds to identify you. The Funds also may ask for other identifying documents or information.

If you do not provide this information, the Funds may be unable to open an account for you and your purchase order will not be in proper form. In the event the Funds are unable to verify your identity from the information provided, the Funds may, without prior notice to you, close your account within five business days and redeem your shares at the NAV next determined after the account is closed. Any delay in processing your order due to your failure to provide all required information will affect the purchase price you receive for your shares. The Funds are not liable for fluctuations in value experienced as a result of such delays in processing. If at any time the Funds detect suspicious behavior or if certain account information matches government lists of suspicious persons, the Funds may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other appropriate action.

Will the Small-Cap Growth Fund Always be Open to New Investors? It is anticipated that M&I’s small-cap growth strategy, which includes the SMALL-CAP GROWTH FUND and separately managed accounts, will be closed to new investors who are not customers of M&I Trust or M&I Financial Advisors, Inc. (M&I Financial Advisors) once the assets managed according to the small-cap growth strategy reach $1 billion, subject to certain exceptions. If you own shares of the Fund prior to the closing date, however, you will still be able to reinvest distributions on shares of the Fund and add to your investment in the Fund.

Fund Purchase Easy Reference Table

Minimum Investments
• To open an account–$1,000
• To add to an account (including through a Systematic Investment Program)–$50

64	HOW TO BUY SHARES

How to Buy Shares (cont.)

Phone 1-800-236-FUND (3863)
• Contact MIS.

• Complete an application for a new account.

•   Once you have opened an account and if you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Marshall Fund having an identical shareholder registration.

Mail
• To open an account, send your completed account application and check payable to “Marshall Funds” to the following address:

Marshall Investor Services P.O. Box 1348 Milwaukee, WI 53201-1348

• To add to your existing Fund account, send in your check, payable to “Marshall Funds,” to the same address. Indicate your Fund account number on the check.

In Person
• Bring in your completed account application (for new accounts) and a check payable to “Marshall Funds” Monday – Friday, 8:00 a.m. – 5:00 p.m. (Central Time), to:

Marshall Investor Services 111 East Kilbourn Avenue, Suite 200 Milwaukee, WI 53202

Wire
• Notify MIS and request wire instructions at 1-800-236-FUND (3863).
• If a new account, fax completed account application to MIS at 1-414-287-8511.
• Mail a completed account application to the Fund at the address above under “Mail.”
• Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

Systematic Investment Program

•   You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after MIS receives the order.

• The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.
• Call MIS at 1-800-236-FUND (3863) to apply for this program.

HOW TO BUY SHARES	65

How to Buy Shares (cont.)

Marshall Funds Website
• You may purchase Fund shares at www.marshallfunds.com.

Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares
• If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee and held liable for any losses incurred by the Fund.

• If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

• All checks should be made payable to “Marshall Funds.”

• The maximum ACH purchase amount is $100,000.

66	HOW TO BUY SHARES

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the “Fund Redemption Easy Reference Table.” You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

Clients of M&I Trust should contact their account officer to make redemption requests. Telephone or written requests for redemptions must be received in proper form, as described below, and can be made through MIS or any Authorized Dealer. It is the responsibility of MIS, any Authorized Dealer or other service provider to promptly submit redemption requests to a Fund.

Redemption requests for the Funds (other than the MONEY MARKET FUNDS) must be received in proper form by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), for shares to be redeemed at that day’s NAV. Redemption requests for the TAX-FREE MONEY MARKET FUND must be accepted by 11:00 a.m. (Central Time) for shares to be redeemed at that day’s NAV. Redemption requests for the GOVERNMENT MONEY MARKET FUND and PRIME MONEY MARKET FUND must be accepted by 4:00 p.m. (Central Time) for shares to be redeemed at that day’s NAV. For redemption requests for the GOVERNMENT MONEY MARKET FUND and PRIME MONEY MARKET FUND that are received after 3:00 p.m.

but before 4:00 p.m. (Central Time), MIS will use its best efforts to accept and process such redemption requests that day; however, there is no guarantee that MIS will be able to do so. Different cut-off times for redemption requests through an Authorized Dealer may be imposed. Please contract your Authorized Dealer for more information.

All redemption requests received in proper form by the time a Fund’s NAV is calculated will receive that day’s NAV, regardless of when the request is processed. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2.00% short-term redemption fee on shares (other than the shares of the MONEY MARKET FUNDS) that have been held for less than 30 days when redeemed (other than shares acquired through reinvestments of capital gain distributions or dividends), determined on a first-in, first-out basis. See “Additional Conditions for Redemptions—Frequent Traders” below.

Fund Redemption Easy Reference Table

Certain redemption requests may require a signature guarantee. See “Signature Guarantee” below for details.

Phone 1-800-236-FUND (3863)
• Contact MIS.

•   If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an Authorized Dealer, you must contact your account representative.

• Not available to retirement accounts, for which redemptions must be done in writing.

HOW TO REDEEM AND EXCHANGE SHARES	67

Fund Redemption Easy Reference Table (cont.)

Mail
• Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

Marshall Investor Services P.O. Box 1348 Milwaukee, WI 53201-1348

• For additional assistance, call MIS at 1-800-236-FUND (3863).

In Person
• Bring in the written redemption request with the information described in “Mail” above Monday – Friday, 8:00 a.m. – 5:00 p.m. (Central Time), to:

Marshall Investor Services 111 East Kilbourn Avenue, Suite 200 Milwaukee, WI 53202

• The proceeds from the redemptions will be sent to you in the form of a check or by wire.

Wire/Electronic Transfer

•   Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

• Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.

• Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.

Systematic Withdrawal Program

•   If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.

• Contact MIS to apply for this program.

Marshall Funds Website
• You may redeem Fund shares at www.marshallfunds.com.

68	HOW TO REDEEM AND EXCHANGE SHARES

Fund Redemption Easy Reference Table (cont.)

Checkwriting (Money Market Funds Only)

•   You can redeem shares of any MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.

• Your check is treated as a redemption order for Fund shares equal to the amount of the check.

• A check for an amount in excess of your available Fund account balance will be returned marked “insufficient funds.”

• Checks cannot be used to close your Fund account balance.

• Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

HOW TO REDEEM AND EXCHANGE SHARES	69

Additional Conditions for Redemptions

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

•	when you want a redemption to be sent to an address other than the one you have on record with a Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after accepting a request in proper form. However, delivery of payment may be delayed up to seven days:

•	to allow your purchase payment to clear;

•	during periods of market volatility; or

•	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organizations.

Redemption in Kind. The Funds have reserved the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities. This means that the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1.00% of a Fund’s net assets represented by such share class during any 90-day period. Generally, any share redemption payment greater than this amount will be paid in cash unless the Adviser determines that payment should be in kind. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Exchange Privilege. You may exchange Investor Class shares of a Fund for Investor Class shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund and you reside in a jurisdiction where Fund shares may be lawfully offered for sale. An exchange, if less than 30 days after purchase, may be subject to a 2.00% short-term redemption fee (other than in the case of the MONEY MARKET FUNDS). See “Will I Be Charged a Fee for Redemptions?” An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction for federal income tax purposes.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by Telephone. If you have completed the telephone authorization section on your account application or an authorization form obtained through MIS, you may telephone instructions to MIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker/dealers, financial institutions or service providers should contact their account representatives. Telephone exchange instructions must be received by the Funds (other than the TAX-FREE MONEY MARKET FUND) before the close of trading on the NYSE, generally 3:00 p.m. (Central Time), for shares to be exchanged at the NAV calculated that day and to receive a dividend of the Fund into which you exchange, if applicable. Telephone exchange instructions must be received before 11:00 a.m. (Central Time) with respect to the TAX-FREE MONEY MARKET FUND for shares to be exchanged at that day’s NAV and to receive a dividend of the Fund into which you exchange, if applicable.

The Funds will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Funds’ management or the Adviser may determine from the amount, frequency and pattern of exchanges or redemptions that a shareholder is engaged in excessive trading that is detrimental to a Fund or its other

70	HOW TO REDEEM AND EXCHANGE SHARES

Additional Conditions for Redemptions (cont.)

shareholders. Such short-term or excessive trading into and out of a Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the Market Timing Policy). Pursuant to the Market Timing Policy, a Fund may decline to accept an application or may reject a purchase request, including an exchange, from an investor who, in the sole judgment of the Adviser, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Funds, the Adviser and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares. The Market Timing Policy does not apply to the MONEY MARKET FUNDS, which are typically used for cash management purposes and invest in highly liquid securities. However, the Adviser seeks to prevent the use of the MONEY MARKET FUNDS to facilitate frequent trading in other Marshall Funds in violation of the Market Timing Policy.

Each Fund monitors and enforces the Market Timing Policy through:

•	the termination of a shareholder’s purchase and/or exchange privileges;

•	selective monitoring of trade activity; and

•	the imposition of a 2.00% short-term redemption fee for redemptions or exchanges of shares of a Fund within 30 days after purchase of such shares, determined on a first-in, first-out basis.

The redemption fee is deducted from redemption proceeds and is paid directly to the Fund.

A redemption of shares acquired as a result of reinvesting distributions is not subject to the redemption fee. The redemption fee may not apply to shares redeemed in the case of death, through an automatic, nondiscretionary rebalancing or asset allocation program, trade error correction and involuntary redemptions imposed by the Fund or a financial intermediary. In addition, the redemption fee will not apply to certain transactions in retirement accounts (e.g., IRA accounts and qualified employee benefit plans), such as disability, hardship, forfeitures, required minimum distributions, systematic withdrawals, shares purchased through a systematic purchase plan, return of excess contributions and loans. The Funds’ officers may, in their sole discretion, authorize waivers of the short-term redemption fee in other limited circumstances that do not indicate market timing strategies. All waivers authorized by the officers are reported to the Board.

Although the Funds seek to detect and deter market timing activity, their ability to monitor trades that are placed by individual shareholders through omnibus accounts is limited because the Funds may not have direct access to the underlying shareholder account information. Omnibus accounts are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders. Due to policy, operational or system requirements and limitations, omnibus account holders, including qualified employee benefit plans, may use criteria and methods for tracking, applying or calculating the redemption fee that may differ from those utilized by the Fund’s transfer agent. In addition, the Funds may rely on a financial intermediary’s market timing policy, even if those policies are different from the Funds’ policy, when the Funds believe that the policy is reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If you purchase Fund shares through a financial intermediary, you should contact your financial intermediary for more information on whether the redemption fee is applied to redemptions or exchanges of your shares.

The Funds may request that financial intermediaries furnish the Funds with trading and identifying information relating to beneficial shareholders, such as social security and account numbers, in order to review any unusual patterns of trading activity discovered in the omnibus account. The Funds also may request that the financial intermediaries take action to prevent a particular shareholder from engaging in excessive trading and to enforce the Funds’ or their market timing policies. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Funds’ policies. As a result, the Funds’ ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

HOW TO REDEEM AND EXCHANGE SHARES	71

Account and Share Information

Fund Transactions Through Marshall Funds Website. If you have previously established an account with a Fund, you may purchase, redeem or exchange shares through the Marshall Funds’ website at www.marshallfunds.com. You also may check your Fund account balance(s) and historical transactions through the website. You cannot, however, establish a new Fund account through the website—you may only establish a new Fund account under the methods described in the “How to Buy Shares” section.

Clients of M&I Trust should contact their account officer for information on the availability of transactions on the website.

Online Conditions . Because of security concerns and costs associated with maintaining the website, purchases, redemptions and exchanges through the website are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases:	$50	$100,000
Redemptions:	By ACH: $50	By ACH: $50,000
	By wire: $1,000	By wire: $50,000
Exchanges:	$50	$100,000

Your transactions through the website are effective at the time they are accepted by a Fund, and are subject to all of the conditions and procedures described in this Prospectus.

You may not change your address of record, registration or wiring instructions through the website. The website privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the website for account histories or transactions, you should be aware that the Internet is an unsecured, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers). While the Funds and their service providers have established certain security procedures, the Funds and their transfer agent cannot assure you that inquiries or trading activity will be completely secure. There also may be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the website is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party—should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Funds, its transfer agent and MIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

Confirmations and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid. You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

Dividends and Capital Gains. Dividends, if any, of the INCOME FUNDS and MONEY MARKET FUNDS are declared daily and paid monthly. Provided that your order is received in proper form, payment in “good funds” is received and your order is accepted by the time a Fund’s NAV is calculated, you will receive dividends declared that day. You will continue to receive dividends declared through, and including, the day you redeem your shares.

Dividends, if any, of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND and EMERGING MARKETS EQUITY FUND, which declare and pay dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date, which is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Funds distribute net capital gains, if any, at least annually. None of the MONEY MARKET FUNDS expect to realize any capital gains or losses. If capital gains or losses were realized by a Fund, they could result in an increase or decrease in such Fund’s distributions. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same Fund unless you elect cash payments. If

72	ACCOUNT AND SHARE INFORMATION

Account and Share Information (cont.)

What are Dividends and Capital Gains?

A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments after paying any Fund expenses. A capital gain distribution is the money paid to shareholders from a mutual fund’s net profit realized from the sales of portfolio securities.

you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment. Dividends and capital gain distributions are treated the same for federal income tax purposes whether received in cash or in additional shares.

If you purchase shares just before a Fund (other than a MONEY MARKET FUND) declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of the distribution. Unless the distribution is received from the ULTRA SHORT TAX-FREE FUND, INTERMEDIATE TAX-FREE FUND or TAX-FREE MONEY MARKET FUND, the distribution will generally be taxable to you for federal income tax purposes.

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon a number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account (other than accounts established through the Systematic Investment Program) and pay you the proceeds if your account balance falls below the required minimum value of $1,000. Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Multiple Classes . The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares.

Currently, most of the Funds offer three classes of shares (the ULTRA SHORT TAX-FREE FUND, CORE PLUS BOND FUND, GOVERNMENT MONEY MARKET FUND and TAX-FREE MONEY MARKET FUND offer two classes of shares, while the INTERMEDIATE TAX-FREE FUND offers one class of shares). All shares of each Fund or class have equal voting rights and will generally be entitled to vote in the aggregate and not by Fund or class. There may be circumstances, however, when only shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which may affect their performance.

Tax Information

Federal Income Tax. The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of net income and net capital gains are treated the same for federal income tax purposes whether paid in cash or reinvested in the Fund. Distributions from the Funds’ investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions, determined without regard to the deduction for dividends paid by the Fund), if any, generally are taxable to you as ordinary income, unless such distributions are attributable to “qualified dividend income” eligible for taxable years beginning on or before December 31, 2010 for the reduced federal income tax rates applicable to long-term capital gains, provided certain holding periods and other requirements are satisfied. Distributions of the Funds’ net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of how long you may have held shares of the Funds. The maximum federal income tax rate on ordinary income is currently 35%, while long-term capital gains are taxable to noncorporate investors at a maximum federal income tax rate of 15% for taxable years beginning on or before December 31, 2010. Fund distributions from the LARGE-CAP VALUE FUND, LARGE-CAP GROWTH FUND and MID-CAP VALUE FUND are expected to consist of both ordinary income and net long-term capital gains. Fund distributions from the other EQUITY FUNDS

ACCOUNT AND SHARE INFORMATION	73

Account and Share Information (cont.)

are expected to primarily consist of net capital gains, and fund distributions of the INCOME FUNDS and MONEY MARKET FUNDS are expected to primarily consist of ordinary income.

It is anticipated that the distributions from the ULTRA SHORT TAX-FREE FUND, INTERMEDIATE TAX-FREE FUND and TAX-FREE MONEY MARKET FUND will primarily consist of interest income that is generally exempt from regular federal income tax, although a portion of a Fund’s distributions may not be exempt. Even if distributions are exempt from federal income tax, they may be subject to state and local taxes. Each such Fund may invest up to 20% of its assets in securities whose income is subject to federal AMT. You may owe tax on a portion of your distributions if federal AMT applies to you. You may be subject to tax on any net capital gain realized by these Funds.

Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year are treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may be eligible to elect to “pass through” to you foreign income taxes that it pays. If a Fund is eligible for and makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations. Tax-exempt holders of Fund shares, such as qualified retirement plans, will not generally benefit from such deduction or credit.

Your redemption of Fund shares may result in a taxable gain or loss to you for federal income tax purposes, depending on whether the redemption proceeds are more or less than your basis in the redeemed shares. The gain or loss will generally be treated as long-term capital gain or loss if the shares were held for more than one year and if not held for such period, as short-term capital gain or loss. An exchange of Fund shares for shares in any other Marshall Fund generally will be treated for federal tax purposes as a redemption followed by the purchase of shares of the other Fund, and thus will generally result in the same tax treatment as a redemption of Fund shares.

If you do not furnish a Fund with your correct social security number or taxpayer identification number, you fail to make certain required certifications and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions (including tax-exempt interest dividends) and redemption proceeds, currently at a rate of 28% for U.S. citizens and residents. Back-up withholding is not an additional tax. Any amounts withheld may be credited against your federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

This section is not intended to be a full discussion of the federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. Please consult your own tax advisor regarding federal, state, foreign and local tax considerations.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (SAI).

74	ACCOUNT AND SHARE INFORMATION

Marshall Funds, Inc. Information

Management of the Marshall Funds. The Board governs the Funds. The Board oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund’s assets, including buying and selling portfolio securities for the Funds (except the INTERNATIONAL STOCK FUND, EMERGING MARKETS EQUITY FUND, CORPORATE INCOME FUND and CORE PLUS BOND FUND). The Adviser’s address is 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202.

The Adviser has entered into a sub-advisory contract with an affiliate, Taplin, Canida & Habacht, LLC, pursuant to which TCH manages the CORPORATE INCOME FUND and CORE PLUS BOND FUND, subject to oversight by the Adviser.

The Adviser has entered into a sub-advisory contract with Acadian Asset Management, LLC, pursuant to which Acadian manages a portion of the INTERNATIONAL STOCK FUND’s portfolio, subject to oversight by the Adviser.

The Adviser has entered into a sub-advisory contract with Trilogy Global Advisors, LLC, pursuant to which Trilogy manages a portion of the INTERNATIONAL STOCK FUND’s portfolio and manages the EMERGING MARKETS EQUITY FUND, subject to oversight by the Adviser.

Adviser’s Background. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2009, the Adviser had approximately $32.3 billion in assets under management, of which approximately $9.6 billion was in the Marshall Funds’ assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Marshall Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Sub-Advisers’ Background. TCH, an affiliate of the Adviser, is a registered investment adviser that provides investment management services to investment companies, pension and profit sharing plans, state or municipal government entities, corporations, charitable organizations and individuals. As of August 31, 2009, TCH had approximately $7.3 billion in assets under management. TCH’s address is 1001 Brickell Bay Drive, Suite 2100, Miami, Florida 33131. TCH is a majority- owned subsidiary of the Adviser. Accordingly, TCH and the Adviser are affiliates.

Acadian is a registered investment adviser that has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans, other institutions and individuals since 1986. As of August 31, 2009, Acadian had approximately $63.5 billion in assets under management. Acadian’s address is One Post Office Square, Boston, Massachusetts 02109.

Trilogy is a registered investment adviser that provides investment management services to investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2009, Trilogy had approximately $12.1 billion in assets under management. Trilogy’s address is 1114 Avenue of the Americas, 28th Floor, New York, New York 10036.

All fees of the sub-advisers are paid by the Adviser.

Manager of Managers Structure. The Funds and the Adviser have received an exemptive order from the SEC granting exemptions from certain provisions of the 1940 Act, pursuant to which the Adviser will be permitted to enter into and materially amend sub-advisory agreements with sub-advisers who are not affiliated with the Funds or the Adviser without shareholder approval of the applicable Fund, subject to the supervision and approval of the Board and certain other conditions specified in the order. Consequently, the Adviser will have the right to hire, terminate or replace sub-advisers without shareholder approval when the Board and the Adviser feel that a change would benefit a Fund. Within 90 days after the hiring of a new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship. The Adviser will continue to have the ultimate responsibility (subject to the oversight of the Board) to oversee the sub-advisers and recommend their hiring, termination and replacement. The manager of managers structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit investment management fees paid by the Funds to be

MARSHALL FUNDS, INC. INFORMATION	75

Marshall Funds, Inc. Information (cont.)

increased or change the Adviser’s obligations under the investment advisory agreement with the Funds, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Funds, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Funds or the Adviser will require shareholder approval. Currently, only the INTERNATIONAL STOCK FUND, CORPORATE INCOME FUND, CORE PLUS BOND FUND and EMERGING MARKETS EQUITY FUND employ the manager of managers structure.

Portfolio Managers. Richard M. Rokus has managed the GOVERNMENT MONEY MARKET FUND since its inception in May 2004, the PRIME MONEY MARKET FUND since January 1994 and the SHORT-TERM INCOME FUND since October 2001. Mr. Rokus, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Whitewater.

Craig J. Mauermann has managed the TAX-FREE MONEY MARKET FUND since its inception in September 2004 and co-managed the ULTRA SHORT TAX-FREE FUND since its inception in October 2009. Mr. Mauermann, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2004. Prior to joining the Adviser, he was a municipal bond analyst and trader for three municipal money market funds at Strong Capital Management, Inc. Mr. Mauermann holds an M.B.A. degree and a B.A. degree from Marquette University.

Jason D. Weiner has managed the SHORT-INTERMEDIATE BOND FUND since October 2001, the GOVERNMENT INCOME FUND since April 2001 and the AGGREGATE BOND FUND since its inception in 2007. Mr. Weiner, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 1993. Mr. Weiner, who is a Chartered Financial Analyst, received his B.S. degree in Finance and International Business from Marquette University.

John D. Boritzke and Duane A. McAllister co-manage the INTERMEDIATE TAX-FREE FUND and have equal investment decision-making responsibilities with respect to the Fund. Mr. Boritzke has managed the Fund since its inception in 1994. He is a Senior Vice President and a Portfolio Manager of the
Adviser responsible for tax-exempt fixed income portfolio management. Mr. Boritzke joined the Adviser in November 1983. Mr. Boritzke has been a member of the Adviser’s Fixed Income Policy Group since 1985 and has been the Director of the Group since 1998. He is a Chartered Financial Analyst and holds an M.B.A. degree and a B.S. degree from Marquette University. Mr. McAllister has co-managed the Fund since June 2007. He also has co-managed the ULTRA SHORT TAX-FREE FUND since its inception in October 2009. Mr. McAllister, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2007. Prior to joining the Adviser, Mr. McAllister served in investment management positions with Belle Haven Investments, LP, Wells Fargo Funds Management, LLC, Strong Capital Management, Inc., AAL Capital Management Co., and The Northern Trust Co. He holds a B.S. degree from Northern Illinois University, and is a member of the CFA Institute and the CFA Society of Milwaukee, Inc.

TCH has managed the CORPORATE INCOME FUND and the CORE PLUS BOND FUND since each Fund’s inception in December 2008. Tere Alvarez Canida, Alan M. Habacht and William J. Canida co-manage the CORPORATE INCOME FUND and CORE PLUS BOND FUND on a team basis. All members of the team share investment decision making responsibilities with respect to the Funds. Ms. Canida is President and Managing Principal of TCH. Prior to joining TCH in 1985, she served as vice president and senior investment officer of Southeast Bank. Ms. Canida, who is a Chartered Financial Analyst, received her B.S. degree in international economics from Georgetown University and her M.B.A. degree from The George Washington University. Mr. Habacht is Vice President and Principal of TCH. Prior to joining TCH in 1987, he served as senior vice president and portfolio manager for INVESCO Capital Management. He also served as a security analyst for Weiss, Peck & Greer, Alliance Capital Management and Bache & Company. He received his B.A. degree in finance from Boston University. Mr. Canida is Vice President and Principal of TCH. Prior to joining TCH in 1985, he served as vice president and senior investment officer for Harris Trust Company of Florida. He also was vice president and treasurer of AmeriFirst Florida Trust Company and Southeast Banks Trust Company, N.A. Mr. Canida, who is a Chartered Financial Analyst, received his B.A. degree in finance and his M.B.A. degree from Indiana University.

76	MARSHALL FUNDS, INC. INFORMATION

Marshall Funds, Inc. Information (cont.)

Daniel P. Brown has managed the LARGE-CAP VALUE FUND since June 2004. Mr. Brown, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 1997. Prior to joining the Adviser, he held positions with Kemper Securities Group and Mutual Savings Bank. Mr. Brown is a Chartered Financial Analyst and a member of the CFA Institute, the Milwaukee Investment Analysts Society and the Chicago Quantitative Alliance. He holds a B.B.A. degree in Finance from the University of Wisconsin-Milwaukee.

Alan K. Creech and Robert G. Cummisford have co-managed the LARGE-CAP GROWTH FUND since March 2007 and have equal investment decision-making responsibilities. Mr. Creech, a Portfolio Manager and a Vice President of the Adviser, joined the Adviser in 2004. He previously served as the Senior Analyst on the Fund since 2004 and as an analyst at Banc One Investment Advisors, supporting several growth funds. He holds a B.S. degree in Economics from the University of Tennessee and an M.B.A. from Wayne State University. Mr. Cummisford, a Portfolio Manager and Vice President of the Adviser, joined the Adviser in 2004. He has provided analytical support to the Fund since 2004. Prior to joining the Adviser, he held positions with Old Kent/Fifth Third, Ibbotson Associates and First Chicago. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of Milwaukee, Inc. He holds B.A. degrees in Economics and Behavioral Sciences from Lake Forest College.

Matthew B. Fahey has managed the MID-CAP VALUE FUND since June 1997. Mr. Fahey, a Senior Vice President and a Portfolio Manager of the Adviser since 1988, joined the Adviser in October 1984. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University.

Kenneth S. Salmon and Patrick M. Gundlach co-manage the MID-CAP GROWTH FUND and the SMALL-CAP GROWTH FUND and have equal investment decision-making responsibilities with respect to the Funds. Mr. Salmon has co-managed the Funds since December 2004. He is a Vice President and a Portfolio Manager of the Adviser and joined the Adviser in 2000. Prior to joining the Adviser, Mr. Salmon was a senior analyst focused on growth companies at Tucker Anthony Sutro and C.L. King & Associates. Mr. Salmon

graduated cum laude with a B.A. in Economics from State University of New York in Potsdam, New York. Mr. Gundlach has co-managed the Funds since July 2007. He is a Portfolio Manager and a Vice President of the Adviser and joined the Adviser in 2004. He has been a Senior Analyst for both strategies since 2004. Previously, he was a research analyst for the Nicholas Company, where he focused on small and mid-cap equities. He holds a BBA degree and MS degree in Finance from the University of Wisconsin-Madison, where, as a student in the University of Wisconsin’s Applied Securities Analysis Program, he served as portfolio manager, equity analyst and accountant for the Badgerfund, a small-cap domestic equity fund. He is a member of the CFA Institute and the CFA Society of Milwaukee, Inc.

The INTERNATIONAL STOCK FUND is managed by two sub-advisers, Trilogy and Acadian.

William Sterling, Robert Beckwitt and Gregory J. Gigliotti co-manage the portion of the INTERNATIONAL STOCK FUND’s assets managed by Trilogy. Mr. Sterling is the lead member but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Sterling is Chief Investment Officer and Senior Portfolio Manager at Trilogy. He was a founding partner, Chairman and Chief Investment Officer of Trilogy Advisors LLC since 1999, prior to the merger of Trilogy Advisors and BPI Global Asset Management LLC in 2005. Previously, Mr. Sterling was an Executive Director and Global Head of Equities at Credit Suisse Asset Management, Managing Director of International Equities at BEA Associates, and First Vice President at Merrill Lynch, first as Head of Economic Research in Tokyo and later as Head of International Economic Research in New York. Mr. Sterling received a B.A. degree in Economics from Carleton College and M.A. and Ph.D. degrees in Economics from Harvard University. Mr. Beckwitt is Managing Director and Senior Portfolio Manager at Trilogy. Prior to joining Trilogy in 2001, Mr. Beckwitt was with Goldman Sachs Asset Management, where he was a Managing Director and served as a Portfolio Manager and Co-Head of International Equities and Emerging Markets. Previously, Mr. Beckwitt was a Portfolio Manager at Fidelity Investments. He has a B.A. in Economics from Princeton and a M.S. in Finance from Sloan School at Massachusetts

MARSHALL FUNDS, INC. INFORMATION	77

Marshall Funds, Inc. Information (cont.)

Institute of Technology. Mr. Gigliotti is Managing Director and Senior Portfolio Manager at Trilogy. Prior to joining Trilogy in 2002, Mr. Gigliotti was a Managing Director of Iridian Asset Management. Previously, Mr. Gigliotti was a Vice President and Senior Portfolio Manager at Goldman Sachs Asset Management and was a Vice President and Senior Analyst at Franklin Mutual Advisors (formerly the Mutual Series Funds). He has a B.A. in Economics and International Relations from Connecticut College.

Brian K. Wolahan and Charles H. Wang serve as co-portfolio managers for the portion of the INTERNATIONAL STOCK FUND’s assets managed by Acadian. Mr. Wolahan and Mr. Wang have equal investment decision-making responsibilities with respect to the Fund and are supported by a team of investment professionals. Mr. Wolahan is Co-Director of Research and a Senior Portfolio Manager at Acadian. He received his undergraduate degree from Lehigh University and an M.S. degree in Management from MIT. Before joining Acadian in 1990, he worked in the Systems Planning Group at Bank of New England and as a Senior Systems Analyst at Mars Incorporated. He is a Chartered Financial Analyst. Mr. Wang is a Senior Portfolio Manager and Co-Director of Research at Acadian. Prior to joining Acadian in 2000, he worked as a senior quantitative equity analyst for a number of investment firms, including Putnam Investments. Mr. Wang has a Ph.D. from Yale’s School of Management, a B.S. in mathematics from Beijing University and an M.S. from the University of Massachusetts.

Trilogy has managed the EMERGING MARKETS EQUITY FUND since its inception in December 2008. Pablo Salas, William Sterling and Robert Beckwitt co-manage the EMERGING MARKETS EQUITY FUND. Mr. Salas is the lead member but all members of the team share investment decision-making responsibilities with respect to the Fund. Mr. Salas is a Managing Director and Senior Portfolio Manager at Trilogy. Prior to joining Trilogy in 2005 through the merger of Trilogy Advisors LLC and BPI Global Asset Management LLC, he had been Portfolio Manager of the BPI Emerging Markets Portfolio since April 1997. Previously, he was a Director and Senior Portfolio Manager in the International Portfolio Management and Research area of STI Capital Management/Sun Trust, Inc.

where he launched the Emerging Markets Portfolio; was a Portfolio Manager in the International Equities area at Lazard Freres Asset Management where he launched an Emerging Markets Portfolio; and held prior positions at the Principal Financial Group/Invista Capital Management and NationsBank. He earned a B.S. in Business Administration from Indiana University and earned a M.B.A. from the University of Wisconsin. The biographies of Messrs. Sterling and Beckwitt are included above under the INTERNATIONAL STOCK FUND.

The Funds’ SAI provides additional information about certain portfolio managers, including other accounts they manage, their ownership of Fund shares, and their compensation.

Advisory Fees. The Adviser is entitled to receive from each Fund an investment advisory fee equal to a percentage of each Fund’s average daily net assets (ADNA) at the rates, and subject to reduction at breakpoints for each Fund except SMALL-CAP GROWTH FUND, listed in the following tables.

Equity Funds and Income Funds:

	Advisory Fee (as % of each Fund’s ADNA)

Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Large-Cap Value Fund	0.75%	0.74%	0.70%	0.65%
Large-Cap Growth Fund	0.75	0.74	0.70	0.65
Mid-Cap Value Fund	0.75	0.74	0.70	0.65
Mid-Cap Growth Fund	0.75	0.74	0.70	0.65
Small-Cap Growth Fund	1.00	1.00	1.00	1.00
International Stock Fund	1.00	0.99	0.95	0.90
Emerging Markets Equity Fund	1.00	0.99	0.95	0.90
Ultra Short Tax-Free Fund	0.20	0.19	0.10	0.10
Short-Term Income Fund	0.20	0.19	0.10	0.10
Short-Intermediate Bond Fund	0.40	0.39	0.30	0.25
Intermediate Tax-Free Fund	0.60	0.59	0.50	0.45
Government Income Fund	0.40	0.39	0.30	0.25
Corporate Income Fund	0.25	0.24	0.15	0.10
Aggregate Bond Fund	0.40	0.39	0.30	0.25
Core Plus Bond Fund	0.25	0.24	0.15	0.10

78	MARSHALL FUNDS, INC. INFORMATION

Marshall Funds, Inc. Information (cont.)

Money Market Funds:

	Advisory Fee (as % of each Fund’s ADNA)

Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

The following table reflects the investment advisory fee paid by each Fund (except EMERGING MARKETS EQUITY FUND, ULTRA SHORT TAX-FREE, CORPORATE INCOME FUND, CORE PLUS BOND FUND), as a percentage of a Fund’s ADNA, during the fiscal year ended 2009, giving effect to breakpoints and/or voluntary waivers by the Adviser during the period.

Fund	Advisory Fee Received in Fiscal 2009
Large-Cap Value Fund	0.75%
Large-Cap Growth Fund	0.75
Mid-Cap Value Fund	0.75
Mid-Cap Growth Fund	0.75
Small-Cap Growth Fund	1.00
International Stock Fund	1.00
Short-Term Income Fund	0.00
Short-Intermediate Bond Fund	0.26
Intermediate Tax-Free Fund	0.25
Government Income Fund	0.30
Aggregate Bond Fund	0.28
Government Money Market Fund	0.13
Tax-Free Money Market Fund	0.12
Prime Money Market Fund	0.13

The Adviser has the discretion to voluntarily waive a portion of its fee for any Fund. Any such waivers by the Adviser are voluntary and may be terminated at any time in the Adviser’s sole discretion.

As of September 1, 2009 for the INCOME AND MONEY MARKET FUNDS and December 29, 2009 for the EQUITY FUNDS, the Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the percentage of the average daily net assets of the Investor Class of the following Funds (the “Expense Limit”), as set forth below. Acquired Fund Fees and Expenses are excluded from the Expense Limit for each applicable Fund. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated. With respect to INTERNATIONAL STOCK FUND, each sub-adviser has agreed to pay a portion of the Adviser’s obligation under the Fund’s Expense Limit.

Fund	Expense Limit
Large-Cap Value Fund	1.24%
Large-Cap Growth Fund	1.24%
Mid-Cap Value Fund	1.24%
Mid-Cap Growth Fund	1.24%
Small-Cap Growth Fund	1.44%
International Stock Fund	1.45%
Emerging Markets Equity Fund	1.50%
Ultra Short Tax-Free Fund	0.55%
Short-Term Income Fund	0.60%
Short-Intermediate Bond Fund	0.80%
Intermediate Tax-Free Fund	0.55%
Government Income Fund	0.80%
Corporate Income Fund	0.80%
Aggregate Bond Fund	0.80%
Core Plus Bond Fund	0.80%
Government Money Market Fund	0.45%
Tax-Free Money Market Fund	0.45%
Prime Money Market Fund	0.45%

The Funds’ August 31, 2009 Annual Report contains a discussion regarding the Board’s basis for approving the investment advisory contract and sub-advisory contracts on behalf of the Funds, except the ULTRA SHORT TAX-FREE FUND. The Board’s basis for approving the investment advisory contract on behalf of the ULTRA SHORT TAX-FREE FUND will be included in the Fund’s Semi-Annual Report.

Affiliate Services and Fees. M&I Trust, an affiliate of the Adviser, provides services to the Funds as custodian of the assets (except for the INTERNATIONAL STOCK FUND and EMERGING MARKETS EQUITY FUND), shareholder services agent, securities lending agent, recordkeeper and administrator directly and through its division, MIS. For each domestic Fund, the custody fees are calculated at the annual rate of 0.02% on the first $250 million of ADNA plus 0.01% of assets exceeding $250 million. M&I Trust is entitled to receive shareholder services fees from each Fund at the annual rate of 0.25% of the Fund’s ADNA. M&I Trust has the discretion to waive a portion of its fees. However, any fee waivers are

MARSHALL FUNDS, INC. INFORMATION	79

Marshall Funds, Inc. Information (cont.)

voluntary and may be terminated at any time in its sole discretion. As compensation for its services as securities lending agent, M&I Trust receives a portion of each Fund’s revenues from securities lending activities.

M&I Trust is the administrator of the Funds and UMB Fund Services, Inc. (UMB) is the sub-administrator.

M&I Trust, as administrator, is entitled to receive fees from each of the EQUITY FUNDS and INCOME FUNDS at the following annual rates as a percentage of the Fund’s ADNA:

Fee	Fund’s ADNA
0.0925%	on the first $250 million
0.0850%	on the next $250 million
0.0800%	on the next $200 million
0.0400%	on the next $100 million
0.0200%	on the next $200 million
0.0100%	on ADNA in excess of $1.0 billion

M&I Trust, as administrator, is entitled to receive fees from the MONEY MARKET FUNDS at the following annual rates based on the aggregate ADNA of the MONEY MARKET FUNDS combined:

Fee	Combined ADNA
0.040%	on the first $2 billion
0.030%	on the next $2 billion
0.025%	on the next $2 billion
0.020%	on the next $2 billion
0.010%	on ADNA in excess of $8 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives from each Fund an annual per-account fee, which differs among the Funds, for recordkeeping services to trust and institutional accounts maintained on its trust accounting system.

Payments to Financial Intermediaries. From time to time, the Adviser, M&I Trust, M&I Financial Advisors, the distributor or their affiliates may enter into arrangements with each other or with brokers or other financial intermediaries pursuant to which such parties agree to perform record-keeping, administrative or other services on behalf of their clients who are Fund shareholders. Pursuant to these arrangements, the Adviser, M&I Trust, M&I Financial Advisors, the distributor or their affiliates may make payments to each other or to brokers or other financial intermediaries from their own resources

(including shareholder services fees paid by the Funds to M&I Trust) for services provided to clients who hold Fund shares. In addition, the Adviser or an affiliate may make payments to a financial intermediary, including affiliates such as M&I Financial Advisors, based on the value of Fund shares held through the affiliate or intermediary, to compensate it for introducing new shareholders to the Funds and for other services. For its services, M&I Financial Advisors will receive special cash compensation based on the value of Fund shares invested through certain intermediaries for a designated time period. The receipt of (or prospect of receiving) such compensation may provide the affiliate or intermediary and its salespersons with an incentive to favor sales of Fund shares, or certain classes of those shares, over other investment alternatives. You may wish to consider whether such arrangements exist when evaluating recommendations from the affiliate or intermediary.

Distributor. M&I Distributors, LLC (MID), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc., acts as principal distributor of the Funds’ shares. All fees of the distributor are paid by M&I Trust. MID is an affiliate of the Adviser and M&I Trust.

80	MARSHALL FUNDS, INC. INFORMATION

Historical Performance for Similar Accounts

Trilogy Emerging Markets Composite

The following table shows the historical composite performance data for all of Trilogy’s advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the EMERGING MARKETS EQUITY FUND, known as the Trilogy Emerging Markets Composite (the Emerging Markets Composite).

The Emerging Markets Composite is not subject to the same types of expenses as the EMERGING MARKETS EQUITY FUND and its member accounts may be subject to different diversification requirements, specific tax restrictions and investment limitations imposed by the Internal Revenue Code of 1986, as amended, foreign tax laws and/or the 1940 Act than those imposed on the EMERGING MARKETS EQUITY FUND. The data is provided to illustrate the past performance of Trilogy in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the EMERGING MARKETS EQUITY FUND. This performance data should not be considered an indication of the future performance of the EMERGING MARKETS EQUITY FUND or Trilogy.

Trilogy has prepared and presented all returns included herein in compliance with the Global Investment Performance Standards (GIPS®).

Monthly returns are linked geometrically to arrive at the annual total return.

The Emerging Markets Composite returns reflect the deduction of all costs and expenses and include the reinvestment of all income. The performance was calculated using the standard management fee as described in Part II of Trilogy’s Form ADV

(100 BP). Both the Emerging Markets Composite and the Emerging Markets Index total returns reflect deduction of estimated foreign withholding taxes on dividends, interest, and capital gains. The GIPS® standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The Emerging Markets Composite expenses are lower than the expenses of Investor Class shares of the EMERGING MARKETS EQUITY FUND. Accordingly, if the Fund’s Investor Class shares’ expenses had been deducted from the Emerging Markets Composite’s returns, the returns would have been lower than those shown.

Periods Ended 8/31/09	Emerging Markets Composite Total Return	MSCI Emerging Markets Index(1)
1 Year	(18.57)%	(9.95)%
5 Years	17.60%	16.59%
10 Years	12.51%	10.36%
Since Inception(2)	10.67%	6.71%

(1) The MSCI Emerging Markets Index is a market capitalization-weighted index comprised of over 800 companies representative of the market structure of the emerging countries in Europe, Latin America, Africa, Middle East and Asia. Prior to January 1, 2002, the returns of the MSCI Emerging Markets Index were presented before application of withholding taxes.

(2) The Emerging Markets Composite commenced operations on April 1, 1997. The Emerging Markets Composite includes all of Trilogy’s discretionary institutional and mutual fund accounts (including sub-advisory relationships) with comparable investment objectives and risks that have at least $2 million in assets and have been managed by Trilogy for at least one full month.

HISTORICAL PERFORMANCE FOR SIMILAR ACCOUNTS	81

Historical Performance for Similar Accounts

TCH Corporate Fixed Income Composite

The following table shows the historical composite performance data for all of TCH’s advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the CORPORATE INCOME FUND, known as the TCH Corporate Fixed Income Composite.

The TCH Corporate Fixed Income Composite is not subject to the same types of expenses as the CORPORATE INCOME FUND and its member accounts may be subject to different diversification requirements, specific tax restrictions and investment limitations imposed by the Internal Revenue Code of 1986, as amended, foreign tax laws and/or the 1940 Act than those imposed on the CORPORATE INCOME FUND. The data is provided to illustrate the past performance of TCH in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the CORPORATE INCOME FUND. This performance data should not be considered an indication of the future performance of the CORPORATE INCOME FUND or TCH.

TCH has prepared and presented all returns included herein in compliance with the Global Investment Performance Standards (GIPS®).

Monthly returns are linked geometrically to arrive at the annual total return.

The TCH Corporate Fixed Income Composite returns reflect the deduction of all costs and expenses and include the reinvestment of all income. The performance was calculated using actual investment management fees incurred by each account in the composite. The GIPS® standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The TCH Corporate Fixed Income Composite expenses are lower than the expenses of Investor Class shares of the CORPORATE INCOME FUND. Accordingly, if the Fund’s Investor Class shares’ expenses had been deducted from the TCH Corporate Fixed Income Composite’s returns, the returns would have been lower than those shown.

Periods Ended 8/31/09	TCH Corporate Fixed Income Composite Total Return	Barclays Capital Credit Index(1)
1 Year	22.80%	19.49%
5 Years	3.93%	4.72%
10 Years	6.44%	6.53%
Since Inception(2)	7.33%	7.10%

(1) The Barclays Capital Credit Index represents securities that are SEC-registered, taxable and U.S. dollar denominated. The index covers U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.

(2) The TCH Corporate Fixed Income Composite commenced operations on September 30, 1991.

82	HISTORICAL PERFORMANCE FOR SIMILAR ACCOUNTS

Historical Performance for Similar Accounts

TCH Core Plus Aggregate Composite

The following table shows the historical composite performance data for all of TCH’s advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the CORE PLUS BOND FUND, known as the TCH Core Plus Aggregate Composite.

The TCH Core Plus Aggregate Composite is not subject to the same types of expenses as the CORE PLUS BOND FUND and its member accounts may be subject to different diversification requirements, specific tax restrictions and investment limitations imposed by the Internal Revenue Code of 1986, as amended, foreign tax laws and/or the 1940 Act than those imposed on the CORE PLUS BOND FUND. The data is provided to illustrate the past performance of TCH in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the CORE PLUS BOND FUND. This performance data should not be considered an indication of the future performance of the CORE PLUS BOND FUND or TCH.

TCH has prepared and presented all returns included herein in compliance with the Global Investment Performance Standards (GIPS®).

Monthly returns are linked geometrically to arrive at the annual total return.

The TCH Core Plus Aggregate Composite returns reflect the deduction of all costs and expenses and include the reinvestment of all income. The performance was calculated using actual investment management fees incurred by each account in the composite. The GIPS® standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The TCH Core Plus Aggregate Composite expenses are lower than the expenses of Investor Class shares of the CORE PLUS BOND FUND. Accordingly, if the Fund’s Investor Class shares’ expenses had been deducted from the Composite’s returns, the returns would have been lower than those shown.

Periods Ended 8/31/09	Core Plus Aggregate Composite Total Return	Barclays Capital Aggregate Bond Index(1)
1 Year	20.20%	10.56%
5 Years	4.96%	5.13%
10 Years	6.64%	6.30%
Since Inception(2)	6.67%	6.30%

(1) The Barclays Capital Aggregate Bond Index represents securities that are SEC-registered, taxable and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

(2) The Core Plus Composite commenced operations on December 31, 1997.

HISTORICAL PERFORMANCE FOR SIMILAR ACCOUNTS	83

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

The Financial Highlights will help you understand the financial performance of the Investor Class shares of each Fund for the last five fiscal years or since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains distributions.

The information for the fiscal years ended August 31, 2009, 2008, 2007 and 2006 was audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements and notes thereto, is included in the Funds’ Annual Report dated August 31, 2009, which is available free of charge from the Funds. The information for the prior year was audited by a different firm.

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets(5)			Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
										Net Expenses(2)	Expense waiver(2)	Net investment income (loss)(2)
Large-Cap Value Fund
2005(3)	$14.20	$0.33	$1.00	$1.33	$(0.35)	$(0.72)	$(1.07)	$14.46	9.77%	1.22%	—%	2.30%	$328,848	103%
2006(3)	14.46	0.20	1.36	1.56	(0.20)	(1.88)	(2.08)	13.94	11.99	1.23	0.01	1.47	319,834	121
2007(3)	13.94	0.18	1.55	1.73	(0.18)	(1.19)	(1.37)	14.30	12.89	1.22	0.01	1.26	329,192	43
2008(3)	14.30	0.18	(1.58)	(1.40)	(0.14)	(0.69)	(0.83)	12.07	(10.48)	1.24	—	1.11	103,979	40
2009(3)	12.07	0.16	(2.64)	(2.48)	(0.17)	(0.00)	(0.17)	9.42	(20.50)	1.33	—	1.80	80,537	73
Large-Cap Growth Fund
2005(3)	12.10	0.09	1.54	1.63	(0.09)	—	(0.09)	13.64	13.51	1.26	—	0.63	237,294	146
2006(3)	13.64	0.00	0.40	0.40	(0.01)	(1.87)	(1.88)	12.16	2.86	1.27	0.01	0.00 (6)	218,109	134
2007(3)	12.16	0.01	1.99	2.00	0.00	(0.43)	(0.43)	13.73	16.68	1.27	0.01	0.09	246,811	75
2008(3)	13.73	(0.03)	(0.73)	(0.76)	(0.01)	(1.14)	(1.15)	11.82	(6.62)	1.27	—	(0.10)	74,507	122
2009(3)	11.82	0.03	(2.20)	(2.17)	(0.01)	—	(0.01)	9.64	(18.34)	1.39	—	0.38	55,665	142
Mid-Cap Value Fund
2005(3)	14.24	0.03	2.61	2.64	(0.06)	(0.96)	(1.02)	15.86	19.16	1.20	—	0.25	637,293	37
2006(3)	15.86	0.07	0.70	0.77	(0.05)	(1.50)	(1.55)	15.08	5.12	1.19	0.01	0.47	595,968	63
2007(3)	15.08	0.06	1.94	2.00	(0.07)	(1.38)	(1.45)	15.63	13.52	1.21	0.01	0.37	572,444	62
2008(3)	15.63	0.06	(1.49)	(1.43)	(0.06)	(1.99)	(2.05)	12.15	(10.27)	1.24	—	0.35	166,722	41
2009(3)	12.15	0.06	(2.01)	(1.95)	(0.02)	(0.55)	(0.57)	9.63	(14.74)	1.37	—	0.64	122,051	63
Mid-Cap Growth Fund
2005(3)	11.15	(0.10)	2.60	2.50	—	—	—	13.65	22.42	1.29	0.01	(0.72)	172,137	188
2006(3)	13.65	(0.09)	0.87	0.78	—	—	—	14.43	5.71	1.30	0.01	(0.64)	175,529	134
2007(3)	14.43	(0.10)	3.13	3.03	—	—	—	17.46	21.00	1.27	0.01	(0.61)	222,095	169
2008(3)	17.46	(0.30)	(0.06)	(0.36)	—	—	—	17.10	(2.06)	1.26	—	(0.58)	71,086	186
2009(3)	17.10	(0.01)	(3.87)	(3.88)	—	(0.60)	(0.60)	12.62	(21.96)	1.35	—	(0.07)	53,443	224
Small-Cap Growth Fund
2005(3)	12.60	(0.18)	3.60	3.42	—	—	—	16.02	27.14	1.55	0.01	(1.21)	155,327	195
2006(3)	16.02	(0.14)	1.93	1.79	—	(1.37)	(1.37)	16.44	11.37	1.54	—	(0.93)	193,170	148
2007(3)	16.44	(0.15)	4.05	3.90	—	(1.33)	(1.33)	19.01	24.73	1.53	0.01	(0.91)	255,894	176
2008(3)	19.01	(0.22)	(1.27)	(1.49)	—	(3.33)	(3.33)	14.19	(10.37)	1.51	—	(0.92)	144,938	174
2009(3)	14.19	(0.02)	(2.25)	(2.27)	—	—	—	11.92	(16.00)	1.60	—	(0.18)	102,186	233

84	FINANCIAL HIGHLIGHTS

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets(5)			Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
										Net Expenses(2)	Expense waiver(2)	Net investment income (loss)(2)
International Stock Fund
2005(3)	$11.00	$0.09	$2.33	$2.42	$(0.07)	$—	$(0.07)	$13.35	22.03%	1.48%	0.02%	0.70%	$191,274	150%
2006(3)	13.35	0.12	3.06	3.18	(0.12)	—	(0.12)	16.41	23.90	1.49	0.02	0.75	233,098	146
2007(3)	16.41	0.21	2.64	2.85	(0.04)	(1.88)	(1.92)	17.34	18.37	1.45	0.02	1.23	267,675	98
2008(3)	17.34	0.19	(2.92)	(2.73)	(0.20)	(2.00)	(2.20)	12.41	(18.11)	1.47	—	0.74	89,374	62
2009(3)	12.41	0.22	(3.19)	(2.97)	(0.33)	(0.27)	(0.60)	8.84	(22.94)	1.69	—	1.33	34,718	113
Emerging Markets Equity Fund
2009(3)(9)	10.00	0.08	4.38	4.46	(0.01)	—	(0.01)	14.45	44.61	1.50	1.27	1.52	6,691	58
Short-Term Income Fund
2005(3)	9.21	0.26	(0.10)	0.16	(0.34)	—	(0.34)	9.03	1.74	0.54	0.57	2.95	135,894	52
2006(3)	9.03	0.31	0.04	0.35	(0.38)	—	(0.38)	9.00	3.92	0.58	0.58	3.45	126,788	19
2007(3)	9.00	0.38	0.04	0.42	(0.40)	—	(0.40)	9.02	4.78	0.58	0.52	4.28	75,677	52
2008(3)	9.02	0.41	(0.11)	0.30	(0.40)	—	(0.40)	8.92	3.38	0.60	0.20	4.48	28,232	47
2009(3)	8.92	0.36	0.04	0.40	(0.35)	—	(0.35)	8.97	4.77	0.60	0.27	4.11	29,403	49
Short-Intermediate Bond Fund
2005(3)	9.50	0.35	(0.08)	0.27	(0.37)	—	(0.37)	9.40	2.90	0.73	0.30	3.70	646,961	357
2006(3)	9.40	0.40	(0.17)	0.23	(0.40)	—	(0.40)	9.23	2.56	0.73	0.30	4.39	690,447	430
2007(3)	9.23	0.43	(0.08)	0.35	(0.42)	—	(0.42)	9.16	3.86	0.75	0.26	4.56	359,507	421
2008(3)	9.16	0.44	(0.26)	0.18	(0.43)	—	(0.43)	8.91	1.91	0.80	0.06	4.69	95,322	293
2009(3)	8.91	0.46	0.09	0.55	(0.46)	—	(0.46)	9.00	7.05	0.80	0.14	5.64	59,653	360
Intermediate Tax-Free Fund
2005(3)	10.61	0.37	(0.18)	0.19	(0.36)	(0.01)	(0.37)	10.43	1.83	0.61	0.50	3.48	90,619	57
2006(3)	10.43	0.35	(0.14)	0.21	(0.35)	(0.26)	(0.61)	10.03	2.12	0.65	0.51	3.48	80,217	31
2007(3)	10.03	0.36	(0.10)	0.26	(0.36)	—	(0.36)	9.93	2.59	0.60	0.53	3.56	82,037	48
2008(3)	9.93	0.39	0.28	0.67	(0.39)	—	(0.39)	10.21	6.84	0.55	0.58	3.84	89,772	196
2009(3)	10.21	0.41	0.19	0.60	(0.41)	(0.12)	(0.53)	10.28	6.21	0.55	0.58	4.14	141,961	92
Government Income Fund
2005(3)	9.64	0.37	(0.03)	0.34	(0.38)	—	(0.38)	9.60	3.61	0.88	0.33	3.75	475,920	561
2006(3)	9.60	0.42	(0.18)	0.24	(0.42)	—	(0.42)	9.42	2.57	0.86	0.34	4.50	582,466	760
2007(3)	9.42	0.42	0.02	0.44	(0.42)	—	(0.42)	9.44	4.71	0.89	0.29	4.44	550,614	686
2008(3)	9.44	0.45	(0.07)	0.38	(0.44)	—	(0.44)	9.38	4.01	0.80	0.06	4.68	367,555	284
2009(3)	9.38	0.45	0.36	0.81	(0.44)	(0.26)	(0.70)	9.49	9.26	0.80	0.10	4.96	296,190	360
Corporate Income Fund
2009(3)(9)	10.00	0.34	1.57	1.91	(0.34)	—	(0.34)	11.57	19.44	0.80	1.04	5.07	5,570	38
Aggregate Bond Fund
2007(3)(8)	10.00	0.11	0.10	0.21	(0.11)	—	(0.11)	10.10	2.11	0.80	0.14	4.38	59,013	129
2008(3)	10.10	0.47	(0.04)	0.43	(0.46)	(0.06)	(0.52)	10.01	4.32	0.80	0.08	4.64	79,471	333
2009(3)	10.01	0.50	0.48	0.98	(0.48)	(0.32)	(0.80)	10.19	11.12	0.80	0.12	5.40	76,892	445
Core Plus Bond Fund
2009(3)(9)	10.00	0.25	0.82	1.07	(0.26)	—	(0.26)	10.81	10.83	0.80	0.32	4.02	21,057	26

FINANCIAL HIGHLIGHTS	85

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets(5)					Net assets, end of period (000 omitted)	Portfolio turnover rate(4)
										Net Expenses(2)		Expense waiver(2)		Net investment income (loss)(2)

Government Money Market Fund
2005	$1.00	$0.02	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	2.11%	0.45%		0.18%		2.09%	$121,712	—%
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.16	0.45		0.17		4.09	92,339	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.99	0.45		0.13		4.88	199,797	—
2008	1.00	0.03	—	0.03	(0.03)	(0.00)	(0.03)	1.00	3.19	0.45		0.10		2.91	309,487	—
2009	1.00	0.01	—	0.01	(0.01)	(0.00)	(0.01)	1.00	0.56	0.47	(10)	0.08		0.53	476,685	—
Tax-Free Money Market Fund
2005(7)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.60	0.45		0.14		1.76	142,826	—
2006	1.00	0.03	—	0.03	(0.03)	(0.00)	(0.03)	1.00	2.84	0.45		0.13		2.85	192,603	—
2007	1.00	0.03	—	0.03	(0.03)	(0.00)	(0.03)	1.00	3.33	0.45		0.13		3.28	308,414	—
2008	1.00	0.03	—	0.03	(0.03)	(0.00)	(0.03)	1.00	2.57	0.45		0.09		2.48	424,211	—
2009	1.00	0.01	—	0.01	(0.01)	(0.00)	(0.01)	1.00	1.42	0.48	(10)	0.08		1.40	389,143	—
Prime Money Market Fund
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.22	0.45		0.04		2.20	2,078,992	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.25	0.45		0.04		4.19	2,453,274	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.06	0.45		0.02		4.95	2,753,457	—
2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.65	0.45		0.01		3.65	2,524,244	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.15	0.49	(10)	0.00	(6)	1.16	2,240,416	—

(1)	Based on net asset value.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from September 22, 2004 (commencement of operations) to August 31, 2005.
(8)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(9)	Reflects operations for the period from December 23, 2008 (commencement of operations) to August 31, 2009.
(10)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.

86	FINANCIAL HIGHLIGHTS

MARSHALL FUNDS, INC.

Privacy Policy Notice

Federal regulations require financial institutions to deliver a summary of their privacy policies to their customers. We were committed to maintaining the confidentiality of your personal information long before these regulations required us to do so, and intend to do the same in the future. Allow us to summarize for you, in clear, plain-English terms, our policies regarding how we obtain, handle, use and protect your personal information.

INFORMATION COLLECTION POLICY. We receive non-public personal information about you during the normal course of business from the following sources:

•

From you, or from your financial representative, on account applications, other forms or electronically (for example, your name, address, phone number, e-mail address, social security number, assets and income).

•	From you, or from your financial representative, through transactions, correspondence and other communications (for example, your specific investment purchases and your account balances).

•	From you in connection with providing you a financial product or service (for example, your bank account numbers used for transferring funds to or from the Marshall Funds).

INFORMATION SHARING POLICY. Under no circumstances, do we rent, sell or trade your personal information to anyone nor do we disclose it to anyone except as permitted or required by law. We may disclose your non-public personal information to companies that provide services to the Marshall Funds such as transfer agents, printers and mailing agents that deliver annual reports, prospectuses and other required shareholder communications. All of the information we collect may be shared with our affiliates (such as Marshall & Ilsley Trust Company, M&I Financial Advisors, Inc. and their affiliates). We also may share this information with financial institutions, such as the bank, broker-dealer or other financial intermediary through whom you purchased your shares of the Marshall Funds, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service or with other financial institutions with whom we have joint marketing agreements.

If you decide to close your account(s), we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION SECURITY POLICY. We maintain physical, electronic and procedural safeguards consistent with industry standards to protect the confidentiality, integrity and security of your non-public personal information. We permit access to your personal information only by authorized personnel who need that information to provide products or services to you. On our website, we use a full range of Internet security measures such as data encryption, user names and passwords. Please note, however, that when you use a link from our website to a non-Marshall Funds site, the Marshall Funds privacy policies and Internet security measures no longer apply.

We require third parties to protect the security and confidentiality of your non-public personal information. These requirements are reflected in written agreements between the Marshall Funds and third party service providers. Except as required by law, under no circumstances do we permit third parties to rent, sell, trade or otherwise release or disclose your personal information to any other party.

CHANGES TO OUR PRIVACY POLICY. The Marshall Funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

ADDITIONAL RIGHTS. You may have other privacy protections under applicable state laws. To the extent those state laws apply, we will comply with them with respect to your non-public personal information.

* * *

For questions about our privacy policy, please contact us at 1-800-236-FUND (3863) or visit our website at http://www.marshallfunds.com.

Not Part of the Prospectus

Notes

88

Notes

89

The SAI is incorporated by reference into this Prospectus. Additional information about the Funds’ investments is contained in the SAI and the Annual and Semi-Annual Reports of the Funds as they become available. The Annual Report’s investment commentaries discuss market conditions and investment strategies that significantly affected the performance of each Fund during its last fiscal year.

To obtain the SAI, Annual Report, Semi-Annual Report and other information, free of charge, and to make inquiries, write to or call MIS at 1-414-287-8555 or at 1-800-236-FUND (3863). You also may obtain these materials free of charge on the Marshall Funds’ Internet site at http://www.marshallfunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.

They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section

Securities and Exchange Commission

Washington, D.C. 20549-0102

publicinfo@sec.gov

1-202-551-8090

Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

1-414-287-8555

1-800-236-FUND (3863)

Internet address: http://www.marshallfunds.com

Not FDIC Insured	No Bank Guarantee	May Lose Value

M&I Distributors, LLC Distributor	Investment Company Act File No. 811-58433

Marshall Funds

Prospectus

December 29, 2009

Advisor Class (Class A)

• Marshall Large-Cap Value Fund (MAEIX)

• Marshall Large-Cap Growth Fund (MLCAX)

• Marshall Mid-Cap Value Fund (MVEAX)

• Marshall Mid-Cap Growth Fund (MMSAX)

• Marshall Small-Cap Growth Fund (MASCX)

• Marshall International Stock Fund (MRIAX)

• Marshall Emerging Markets Equity Fund (MAEMX)

• Marshall Short-Term Income Fund (MSSTX)

• Marshall Short-Intermediate Bond Fund (MRBAX)

• Marshall Government Income Fund (MGVIX)

• Marshall Corporate Income Fund (MCIAX)

• Marshall Aggregate Bond Fund (MRAAX)

• Marshall Prime Money Market Fund (MABXX)

Investor Class (Class Y)

• Marshall Government Money Market Fund (MGYXX)

• Marshall Tax-Free Money Market Fund (MTFXX)

Shares of the Marshall Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, M&I Marshall & Ilsley Bank or any of its affiliates. Shares of the Marshall Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Advisor Class
(Class A)
Investor Class
(Class Y)

FUND SUMMARY

Marshall Large-Cap Value Fund

Investment Goal

To provide capital appreciation and above-average dividend income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Marshall Funds. More information about these and other discounts is available from your broker/dealer, investment professional or financial institution and is explained in “How to Buy Shares” beginning on page 53 and in the Fund’s Statement of Additional Information in “How to Buy Shares” on page 41.

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver and Expense Reimbursement(1)	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.24%

*	A contingent deferred sales charge of 1.00% will be imposed on redemptions of certain Advisor Class shares of the Fund that were purchased without a sales charge and redeemed within 12 months of purchase.

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent the Advisor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.24% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$694
3 Years	$964
5 Years	$1,254
10 Years	$2,077

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in a broadly diversified portfolio of common stocks of large-sized U.S. companies similar in size to those within the Russell 1000 Value Index. These large-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 1000 Value Index, which as of August 31, 2009 was between $258 million and $337.4 billion. The median market capitalization of companies in the Russell 1000 Value Index as of the same period was $3.5 billion. In order to provide both capital appreciation and income, the Adviser attempts to structure the portfolio to pursue an above average yield. The Adviser selects stocks using a unique, quantitative, value-oriented approach.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing

EQUITY FUNDS	1

Marshall Large-Cap Value Fund (cont.)

values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks).

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Advisor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)*

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Advisor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 7.84%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/03	15.65%
Worst quarter	9/30/02	(17.64)%

Average Annual Total Returns (reduced to reflect sales charges) through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(36.36)%	(1.41)%	0.06%
Return After Taxes on Distributions	(36.51)%	(2.72)%	(1.24)%
Return After Taxes on Distributions and Sale of Fund Shares	(23.39)%	(1.12)%	(0.25)%
LLCVFI (reflects no deduction for sales charges or taxes)	(37.00)%	(1.90)%	(0.36)%
Russell 1000 Value (reflects no deduction for fees, expenses or taxes)	(36.85)%	(0.79)%	1.36%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Large-Cap Value Funds Index (LLCVFI) is an average of the 30 largest mutual funds in this Lipper category.

The Russell 1000 Value Index (Russell 1000 Value) measures the performance of those companies included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

2	EQUITY FUNDS

Marshall Large-Cap Value Fund (cont.)

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Daniel P. Brown, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since June 2004 and has been employed by the Adviser since 1997.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Advisor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	3

Marshall Large-Cap Growth Fund

Investment Goal

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Marshall Funds. More information about these and other discounts is available from your broker/dealer, investment professional or financial institution and is explained in “How to Buy Shares” beginning on page 53 and in the Fund’s Statement of Additional Information in “How to Buy Shares” on page 41.

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.39%
Fee Waiver and Expense Reimbursement(1)	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.24%

*	A contingent deferred sales charge of 1.00% will be imposed on redemptions of certain Advisor Class shares of the Fund that were purchased without a sales charge and redeemed within 12 months of purchase.

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent the Advisor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.24% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$694
3 Years	$976
5 Years	$1,278
10 Years	$2,135

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of large-sized U.S. companies similar in size to those within the Russell 1000 Growth Index. These large-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 1000 Growth Index, which as of August 31, 2009 was between $258 million and $337.4 billion. The median market capitalization of companies in the Russell 1000 Growth Index as of the same period was $4.0 billion. The Adviser looks for high quality companies with sustainable earnings growth that are available at reasonable prices.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

4	EQUITY FUNDS

Marshall Large-Cap Growth Fund (cont.)

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Advisor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)*

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Advisor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 26.30%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/99	13.46%
Worst quarter	12/31/08	(22.17)%

Average Annual Total Returns (reduced to reflect sales charges) through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(42.89)%	(4.17)%	(3.77)%
Return After Taxes on Distributions	(42.90)%	(5.03)%	(4.42)%
Return After Taxes on Distributions and Sale of Fund Shares	(27.86)%	(3.36)%	(3.05)%
LLCGFI (reflects no deduction for sales charges or taxes)	(41.39)%	(3.99)%	(4.76)%
Russell 1000 Growth (reflects no deduction for fees, expenses or taxes)	(38.44)%	(3.42)%	(4.27)%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Large-Cap Growth Funds Index (LLCGFI) is an average of the 30 largest mutual funds in this Lipper category.

The Russell 1000 Growth Index (Russell 1000 Growth) measures the performance of those companies included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

EQUITY FUNDS	5

Marshall Large-Cap Growth Fund (cont.)

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Managers. Alan K. Creech, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since March 2007 and has been employed by the Adviser since 2004. Robert G. Cummisford, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since March 2007 and has been employed by the Adviser since 2004.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Advisor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6	EQUITY FUNDS

Marshall Mid-Cap Value Fund

Investment Goal

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Marshall Funds. More information about these and other discounts is available from your broker/dealer, investment professional or financial institution and is explained in “How to Buy Shares” beginning on page 53 and in the Fund’s Statement of Additional Information in “How to Buy Shares” on page 41.

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and Expense Reimbursement(1)	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.24%

*	A contingent deferred sales charge of 1.00% will be imposed on redemptions of certain Advisor Class shares of the Fund that were purchased without a sales charge and redeemed within 12 months of purchase.

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent the Advisor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.24% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$694
3 Years	$972
5 Years	$1,270
10 Years	$2,116

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in value-oriented common stocks of medium-sized U.S. companies similar in size to those within the Russell Midcap Value Index. These mid-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell Midcap Value Index, which as of August 31, 2009 was between $258 million and $12.3 billion. The median market capitalization of companies in the Russell Midcap Value Index as of the same period was $2.9 billion. The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the Standard & Poor’s 400® Index, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

EQUITY FUNDS	7

Marshall Mid-Cap Value Fund (cont.)

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks).

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Advisor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)*

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Advisor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 30.88%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/01	19.16%
Worst quarter	12/31/08	(22.55)%

Average Annual Total Returns (reduced to reflect sales charges) through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(40.79)%	(3.20)%	4.49%
Return After Taxes on Distributions	(41.41)%	(4.66)%	2.72%
Return After Taxes on Distributions and Sale of Fund Shares	(25.71)%	(2.41)%	3.55%
LMCVFI (reflects no deduction for sales charges or taxes)	(39.71)%	(1.24)%	3.95%
RMCVI (reflects no deduction for fees, expenses or taxes)	(38.44)%	0.33%	4.44%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

8	EQUITY FUNDS

Marshall Mid-Cap Value Fund (cont.)

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Mid-Cap Value Funds Index (LMCVFI) is an average of the 30 largest mutual funds in this Lipper category.

The Russell Midcap Value Index (RMCVI) measures the performance of those companies included in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. Those companies are also included in the Russell 1000 Value Index.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Matthew B. Fahey, a Senior Vice President and a Portfolio Manager of the Adviser, has managed the Fund since June 1997 and has been employed by the Adviser since 1984.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Advisor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	9

Marshall Mid-Cap Growth Fund

Investment Goal

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Marshall Funds. More information about these and other discounts is available from your broker/dealer, investment professional or financial institution and is explained in “How to Buy Shares” beginning on page 53 and in the Fund’s Statement of Additional Information in “How to Buy Shares” on page 41.

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.35%
Fee Waiver and Expense Reimbursement(1)	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.24%

*	A contingent deferred sales charge of 1.00% will be imposed on redemptions of certain Advisor Class shares of the Fund that were purchased without a sales charge and redeemed within 12 months of purchase.

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent the Advisor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.24% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$694
3 Years	$968
5 Years	$1,262
10 Years	$2,096

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 224% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in growth-oriented common stocks of medium-sized U.S. companies similar in size to those within the Russell Midcap Growth Index. These mid-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell Midcap Growth Index, which as of August 31, 2009 was between $258 million and $14.8 billion. The median market capitalization of companies in the Russell Midcap Growth Index as of the same period was $3.2 billion. The Adviser selects stocks of companies with growth characteristics, including companies with above average earnings growth potential and companies where significant changes are taking place, such as new products, services or methods of distribution, or overall business restructuring.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

10	EQUITY FUNDS

Marshall Mid-Cap Growth Fund (cont.)

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Advisor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)*

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Advisor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 25.09%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/99	41.02%
Worst quarter	9/30/01	(23.19)%

Average Annual Total Returns (reduced to reflect sales charges) through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(43.95)%	(2.39)%	(0.12)%
Return After Taxes on Distributions	(44.41)%	(2.55)%	(1.12)%
Return After Taxes on Distributions and Sale of Fund Shares	(27.98)%	(2.02)%	(0.40)%
LMCGFI (reflects no deduction for sales charges or taxes)	(44.04)%	(1.18)%	0.49%
RMCGI (reflects no deduction for fees, expenses or taxes)	(44.32)%	(2.33)%	(0.19)%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

EQUITY FUNDS	11

Marshall Mid-Cap Growth Fund (cont.)

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Mid-Cap Growth Funds Index (LMCGFI) is an average of the 30 largest mutual funds in this Lipper category.

The Russell Midcap Growth Index (RMCGI) measures the performance of those companies included in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Those companies are also included in the Russell 1000 Growth Index.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Managers. Kenneth S. Salmon, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since December 2004 and has been employed by the Adviser since 2000. Patrick M. Gundlach, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since July 2007 and has been employed by the Adviser since 2004.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Advisor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12	EQUITY FUNDS

Marshall Small-Cap Growth Fund

Investment Goal

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Marshall Funds. More information about these and other discounts is available from your broker/dealer, investment professional or financial institution and is explained in “How to Buy Shares” beginning on page 53 and in the Fund’s Statement of Additional Information in “How to Buy Shares” on page 41.

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and Expense Reimbursement(1)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.44%

*	A contingent deferred sales charge of 1.00% will be imposed on redemptions of certain Advisor Class shares of the Fund that were purchased without a sales charge and redeemed within 12 months of purchase.

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent the Advisor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.44% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$713
3 Years	$1,036
5 Years	$1,382
10 Years	$2,353

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 233% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of small-sized U.S. companies similar in size to those within the Russell 2000 Growth Index. These small-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 2000 Growth Index, which as of August 31, 2009 was between $16 million and $2.7 billion. The median market capitalization of companies in the Russell 2000 Growth Index as of the same period was $392 million. The Adviser selects stocks of companies with growth characteristics, including companies with above-average earnings growth potential and companies where significant changes are taking place, such as new products, services or methods of distribution, or overall business restructuring.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

EQUITY FUNDS	13

Marshall Small-Cap Growth Fund (cont.)

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Advisor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)*

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Advisor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 35.18%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/99	38.36%
Worst quarter	9/30/01	(27.21)%

Average Annual Total Returns (reduced to reflect sales charges) through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(45.80)%	(1.28)%	1.59%
Return After Taxes on Distributions	(45.80)%	(2.68)%	0.44%
Return After Taxes on Distributions and Sale of Fund Shares	(29.77)%	(1.11)%	1.18%
LSCGFI (reflects no deduction for sales charges or taxes)	(42.62)%	(4.06)%	0.92%
Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)	(38.54)%	(2.35)%	(0.76)%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

14	EQUITY FUNDS

Marshall Small-Cap Growth Fund (cont.)

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Small-Cap Growth Funds Index (LSCGFI) is an average of the 30 largest mutual funds in this Lipper category.

The Russell 2000 Growth Index (Russell 2000 Growth) measures the performance of those companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Managers. Kenneth S. Salmon, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since December 2004 and has been employed by the Adviser since 2000. Patrick M. Gundlach, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since July 2007 and has been employed by the Adviser since 2004.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Advisor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	15

Marshall International Stock Fund

Investment Goal

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Marshall Funds. More information about these and other discounts is available from your broker/dealer, investment professional or financial institution and is explained in “How to Buy Shares” beginning on page 53 and in the Fund’s Statement of Additional Information in “How to Buy Shares” on page 41.

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.69%
Fee Waiver and Expense Reimbursement(1)	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.45%

*	A contingent deferred sales charge of 1.00% will be imposed on redemptions of certain Advisor Class shares of the Fund that were purchased without a sales charge and redeemed within 12 months of purchase.

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent the Advisor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.45% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$714
3 Years	$1,055
5 Years	$1,419
10 Years	$2,439

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of any sized companies located outside the United States. In determining whether an issuer is located outside of the United States, the portfolio managers may consider: (i) the issuer's domicile, (ii) the primary trading market for the issuer's securities, or (iii) the location from where the issuer derives a majority of its revenue and the location of the issuer's principal business operations. The Fund’s sub-advisers, Trilogy Global Advisors, LLC (Trilogy) and Acadian Asset Management, LLC (Acadian), each manage approximately 50% of the Fund’s portfolio.

Trilogy uses a “bottom-up,” fundamental approach in selecting stocks for the Fund’s portfolio. Trilogy seeks to identify quality companies with attractive returns on equity, earnings growth and a strong capital structure.

Acadian uses a quantitative strategy with a focus on valuations to target attractively valued companies that also have positive earnings and price characteristics. Acadian selects stocks for the Fund’s portfolio using models that incorporate multiple factors designed to construct an optimal portfolio while keeping benchmark-relative risk to the desired level. These factors include, among others, price-to-cash earnings, changes in expected growth and changes in operating margins.

16	EQUITY FUNDS

Marshall International Stock Fund (cont.)

Effective September 1, 2005, Acadian was added as an additional sub-adviser to the Fund to manage approximately 50% of the Fund’s portfolio. Trilogy was the sole sub-adviser to the Fund from March 29, 1999 to September 1, 2005. Prior thereto, the Fund was managed by another firm.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign Securities Risks. Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Advisor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)*

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Advisor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 26.47%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/99	40.40%
Worst quarter	9/30/08	(23.75)%

Average Annual Total Returns (reduced to reflect sales charges) through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(51.02)%	(3.14)%	(0.73)%
Return After Taxes on Distributions	(51.20)%	(3.94)%	(1.65)%
Return After Taxes on Distributions and Sale of Fund Shares	(32.04)%	(2.04)%	(0.46)%
LIMCCI (reflects no deduction for sales charges or taxes)	(41.53)%	2.20%	3.03%
EAFE (reflects no deduction for fees, expenses or taxes)	(43.38)%	1.66%	0.80%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from

EQUITY FUNDS	17

Marshall International Stock Fund (cont.)

those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper International Multi-Cap Core Index (LIMCCI) is an average of the 30 largest mutual funds in this Lipper category.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) is a market capitalization-weighted equity index of international stocks designed to represent the performance of 21 developed markets outside of North America.

Management of the Fund

Adviser. M&I Investment Management Corp.

Sub-Advisers. Trilogy Global Advisors, LLC and Acadian Asset Management, LLC.

Portfolio Managers (Trilogy). William Sterling, Robert Beckwitt and Gregory J. Gigliotti co-manage the portion of the Fund’s assets managed by Trilogy. Mr. Sterling, Chief Investment Officer and Senior Portfolio Manager at Trilogy, has been with Trilogy since 1999. Mr. Beckwitt, Managing Director and Senior Portfolio Manager at Trilogy, has been with Trilogy since 2001. Mr. Gigliotti, Managing Director and Senior Portfolio Manager at Trilogy, has been with Trilogy since 2002.

Portfolio Managers (Acadian). Brian K. Wolahan and Charles H. Wang co-manage the portion of the Fund’s assets managed by Acadian. Mr. Wolahan, Co-Director of Research and a Senior Portfolio Manager at Acadian, has been with Acadian since 1990. Mr. Wang, Co-Director of Research and a Senior Portfolio Manager at Acadian, has been with Acadian since 2000.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Advisor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18	EQUITY FUNDS

Marshall Emerging Markets Equity Fund

Investment Goal

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Marshall Funds. More information about these and other discounts is available from your broker/dealer, investment professional or financial institution and is explained in “How to Buy Shares” beginning on page 53 and in the Fund’s Statement of Additional Information in “How to Buy Shares” on page 41.

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	1.77%
Total Annual Fund Operating Expenses	2.77%
Fee Waiver and Expense Reimbursement(1)	1.27%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.50%

*	A contingent deferred sales charge of 1.00% will be imposed on redemptions of certain Advisor Class shares of the Fund that were purchased without a sales charge and redeemed within 12 months of purchase.

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent the Advisor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.50% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$719
3 Years	$1,271
5 Years	$1,849
10 Years	$3,409

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period December 23, 2008 (commencement of operations) to August 31, 2009, the Fund’s portfolio turnover rate (not annualized) was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of foreign companies located in emerging markets or whose primary business activities or principal trading markets are in emerging markets. The Fund’s sub-adviser, Trilogy Global Advisors, LLC (Trilogy), considers emerging markets to be those markets in any country other than Canada, Luxembourg, the U.S. and the countries comprising the MSCI EAFE Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). Trilogy uses a “bottom-up,” fundamental approach in selecting stocks for the Fund’s portfolio. Trilogy seeks to identify quality companies of any size in emerging markets with attractive returns on equity, earnings growth and a strong capital structure.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

EQUITY FUNDS	19

Marshall Emerging Markets Equity Fund (cont.)

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign Securities Risks. Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance.

Management of the Fund

Adviser. M&I Investment Management Corp.

Sub-Advisers. Trilogy Global Advisors, LLC.

Portfolio Managers. Pablo Salas, Managing Director and Senior Portfolio Manager at Trilogy, has co-managed the Fund since its inception in December 2008 and has been with Trilogy since 2005. William Sterling, Chief Investment Officer and Senior Portfolio Manager at Trilogy, has co-managed the Fund since its inception in December 2008 and has been with Trilogy since 1999. Robert Beckwitt, Managing Director and Senior Portfolio Manager at Trilogy, has co-managed the Fund since its inception in December 2008 and has been with Trilogy since 2001.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Advisor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	EQUITY FUNDS

Marshall Short-Term Income Fund

Investment Goal

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest at least $750,000 in the Marshall Funds. More information about these and other discounts is available from your broker/dealer, investment professional or financial institution and is explained in “How to Buy Shares” beginning on page 53 and in the Fund’s Statement of Additional Information in “How to Buy Shares” on page 41.

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution (12b-1) Fees	None
Other Expenses	0.67%
Acquired Fund Fees and Expenses(1)	0.05%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and Expense Reimbursement(2)	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.65%

*	A contingent deferred sales charge of 1.00% will be imposed on redemptions of certain Advisor Class shares of the Fund that were purchased without a sales charge and redeemed within 12 months of purchase.

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent the Advisor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.60% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$265
3 Years	$461
5 Years	$673
10 Years	$1,284

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in fixed income securities. Fund investments include corporate, asset-backed and mortgage-backed securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase and bank instruments, repurchase agreements and U.S. government securities. In addition, the Fund may invest in securities issued by other investment companies that in turn invest in bonds and other financial instruments (including securities with credit ratings below investment grade, commonly known as high-yield securities). The Adviser changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of six months to three years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

INCOME FUNDS	21

Marshall Short-Term Income Fund (cont.)

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Advisor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 2001-2008)*

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Advisor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 10.16%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/01	2.61%
Worst quarter	9/30/08	(2.68)%

22	INCOME FUNDS

Marshall Short-Term Income Fund (cont.)

Average Annual Total Returns (reduced to reflect sales charges) through 12/31/08

	1 Year	5 Year	Since 10/31/00 Inception
Fund
Return Before Taxes	(5.11)%	1.57%	2.92%
Return After Taxes on Distributions	(6.58)%	0.16%	1.34%
Return After Taxes on Distributions and Sale of Fund Shares	(3.30)%	0.53%	1.55%
LSTIDI (reflects no deduction for sales charges or taxes)	(4.61)%	1.53%	2.92%
ML1-3 (reflects no deduction for fees, expenses or taxes)	4.69%	3.74%	4.69%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Short-Term Investment Grade Debt Funds Index (LSTIDI) is an average of the 30 largest mutual funds in this Lipper category.

The BofA Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML1-3) is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. ML1-3 is produced by Merrill Lynch Pierce Fenner & Smith.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Richard M. Rokus, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since October 2001 and has been employed by the Adviser since January 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Advisor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INCOME FUNDS	23

Marshall Short-Intermediate Bond Fund

Investment Goal

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Marshall Funds. More information about these and other discounts is available from your broker/dealer, investment professional or financial institution and is explained in “How to Buy Shares” beginning on page 53 and in the Fund’s Statement of Additional Information in “How to Buy Shares” on page 41.

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver and Expense Reimbursement(1)	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.80%

*	A contingent deferred sales charge of 1.00% will be imposed on redemptions of certain Advisor Class shares of the Fund that were purchased without a sales charge and redeemed within 12 months of purchase.

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent the Advisor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.80% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$454
3 Years	$650
5 Years	$862
10 Years	$1,474

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 360% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed and mortgage-backed securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase and repurchase agreements and U.S. government securities. The Adviser changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of two to eight years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

24	INCOME FUNDS

Marshall Short-Intermediate Bond Fund (cont.)

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Advisor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)*

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Advisor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 25.12%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/01	3.69%
Worst quarter	12/31/08	(7.77)%

Average Annual Total Returns (reduced to reflect sales charges) through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(16.06)%	(1.02)%	2.21%
Return After Taxes on Distributions	(17.56)%	(2.51)%	0.42%
Return After Taxes on Distributions and Sale of Fund Shares	(10.34)%	(1.65)%	0.83%
LSIDF (reflects no deduction for sales charges or taxes)	(2.50)%	2.15%	3.92%
BGCI (reflects no deduction for fees, expenses or taxes)	5.08%	4.21%	5.43%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect

INCOME FUNDS	25

Marshall Short-Intermediate Bond Fund (cont.)

the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Short-Intermediate Investment Grade Debt Funds Index (LSIDF) is an average of the 30 largest mutual funds in this Lipper category.

The Barclays Intermediate Governmental/Credit Index (BGCI) is an index comprised of government and corporate bonds rated BBB or higher with maturities between one and ten years.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Jason D. Weiner, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since October 2001 and has been employed by the Adviser since 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Advisor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26	INCOME FUNDS

Marshall Government Income Fund

Investment Goal

To provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Marshall Funds. More information about these and other discounts is available from your broker/dealer, investment professional or financial institution and is explained in “How to Buy Shares” beginning on page 53 and in the Fund’s Statement of Additional Information in “How to Buy Shares” on page 41.

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.50%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver and Expense Reimbursement(1)	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.80%

*	A contingent deferred sales charge of 1.00% will be imposed on redemptions of certain Advisor Class shares of the Fund that were purchased without a sales charge and redeemed within 12 months of purchase.

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent the Advisor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.80% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$454
3 Years	$642
5 Years	$845
10 Years	$1,432

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 360% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in U.S. government securities. The securities in which the Fund invests generally will have a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase.

The Fund invests in the securities of U.S. government-sponsored entities that are not backed by the full faith and credit of the U.S. government, but are supported through federal loans or other benefits, including the Federal Home Loan Banks (FHLBs), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund also may invest in the securities of U.S. government-sponsored entities that are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association (Ginnie Mae). Finally, the Fund may invest in the securities of governmental entities that have no explicit financial support from the U.S. government, but are regarded as having implied support because the U.S. government sponsors their activities, including the Farm Credit Administration and the Financing Corporation.

The Fund also may invest in non-agency asset-backed and mortgage-backed securities.

INCOME FUNDS	27

Marshall Government Income Fund (cont.)

The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund normally maintains an average dollar-weighted effective maturity of four to twelve years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Advisor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)*

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Advisor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 11.54%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/01	4.03%
Worst quarter	6/30/04	(1.03)%

28	INCOME FUNDS

Marshall Government Income Fund (cont.)

Average Annual Total Returns (reduced to reflect sales charges) through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(3.64)%	2.47%	3.91%
Return After Taxes on Distributions	(6.14)%	0.73%	2.02%
Return After Taxes on Distributions and Sale of Fund Shares	(2.37)%	1.09%	2.18%
LUSMI (reflects no deduction for sales charges or taxes)	1.84%	3.49%	4.60%
BMBSI (reflects no deduction for fees, expenses or taxes)	8.34%	5.54%	6.04%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper U.S. Mortgage Funds Index (LUSMI) is an average of the 30 largest mutual funds in this Lipper category.

The Barclays U.S. Mortgage-Backed Securities Index (BMBSI) is an index that includes 15- and 30-year fixed-rate securities backed by mortgage pools of Ginnie Mae, Freddie Mac and Fannie Mae.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Jason D. Weiner, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since April 2001 and has been employed by the Adviser since 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Advisor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INCOME FUNDS	29

Marshall Corporate Income Fund

Investment Goal

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Marshall Funds. More information about these and other discounts is available from your broker/dealer, investment professional or financial institution and is explained in “How to Buy Shares” beginning on page 53 and in the Fund’s Statement of Additional Information in “How to Buy Shares” on page 41.

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses	1.59%
Acquired Fund Fees and Expenses(1)	0.05%
Total Annual Fund Operating Expenses	1.89%
Fee Waiver and Expense Reimbursement(2)	1.04%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.85%

*	A contingent deferred sales charge of 1.00% will be imposed on redemptions of certain Advisor Class shares of the Fund that were purchased without a sales charge and redeemed within 12 months of purchase.

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent the Advisor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.80% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$459
3 Years	$849
5 Years	$1,265
10 Years	$2,422

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period December 23, 2008 (commencement of operations) to August 31, 2009, the Fund’s portfolio turnover rate (not annualized) was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in corporate debt securities, including convertible debt securities. Although the Fund will invest primarily in U.S. dollar denominated securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase, the Fund may invest up to 20% of its assets in debt securities that are below investment grade, also known as high yield securities or “junk bonds,” and in foreign debt securities. The Fund also may invest in U.S. government securities and asset-backed and mortgage-backed securities.

The Fund’s sub-adviser is Taplin, Canida & Habacht, LLC (TCH), an affiliate of the Adviser. TCH uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility

30	INCOME FUNDS

Marshall Corporate Income Fund (cont.)

that a bond may have prepayments or may be called by the issuer before its maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Foreign Securities Risks. Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

High Yield Securities Risks. High yield securities tend to be more sensitive to economic conditions than are higher-rated securities and generally involve more credit risk than securities in the higher-rated categories. The risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance.

Management of the Fund

Adviser. M&I Investment Management Corp.

Sub-Adviser. Taplin, Canida & Habacht, LLC, a majority-owned subsidiary of the Adviser.

Portfolio Managers. Tere Alvarez Canida, President and Managing Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Alan M. Habacht, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1987. William J. Canida, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

INCOME FUNDS	31

Marshall Corporate Income Fund (cont.)

You may sell (redeem) your Advisor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32	INCOME FUNDS

Marshall Aggregate Bond Fund

Investment Goal

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Marshall Funds. More information about these and other discounts is available from your broker/dealer, investment professional or financial institution and is explained in “How to Buy Shares” beginning on page 53 and in the Fund’s Statement of Additional Information in “How to Buy Shares” on page 41.

Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and Expense Reimbursement(1)	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.80%

*	A contingent deferred sales charge of 1.00% will be imposed on redemptions of certain Advisor Class shares of the Fund that were purchased without a sales charge and redeemed within 12 months of purchase.

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent the Advisor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.80% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$454
3 Years	$646
5 Years	$854
10 Years	$1,453

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 445% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed and mortgage-backed securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase and repurchase agreements and U.S. government securities. The Adviser’s strategy for achieving total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

INCOME FUNDS	33

Marshall Aggregate Bond Fund (cont.)

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Advisor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes during the past year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar year 2008)*

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Advisor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 19.36%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/08	0.61%
Worst quarter	9/30/08	(4.95)%

34	INCOME FUNDS

Marshall Aggregate Bond Fund (cont.)

Average Annual Total Returns (reduced to reflect sales charges) through 12/31/08

	1 Year	Since 6/1/07 Inception
Fund
Return Before Taxes	(8.15)%	(1.80)%
Return After Taxes on Distributions	(10.67)%	(4.20)%
Return After Taxes on Distributions and Sale of Fund Shares	(5.21)%	(2.83)%
LIIGI (reflects no deduction for sales charges or taxes)	(4.71)%	(0.41)%
BUSAI (reflects no deduction for fees, expenses or taxes)	5.24%	6.88%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Intermediate Investment Grade Index (LIIGI) is an average of the 30 largest mutual funds in this Lipper category.

The Barclays U.S. Aggregate Index (BUSAI) is an index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. To qualify for inclusion, a bond or security must have at least one year to final maturity and be rated Baa3 or better, dollar denominated, non-convertible, fixed-rate and publicly issued.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Jason D. Weiner, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since its inception in 2007 and has been employed by the Adviser since 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Advisor Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INCOME FUNDS	35

Marshall Government Money Market Fund

Investment Goal

To provide current income consistent with stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution (12b-1) Fees	None
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver and Expense Reimbursement(1)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.45%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.45% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$160
5 Years	$284
10 Years	$646

Principal Investment Strategies

The Fund invests its assets in high quality, short-term money market instruments and repurchase agreements. The Fund invests at least 80% of its assets in obligations issued and/or guaranteed by the U.S. government or by its agencies or instrumentalities, and in repurchase agreements secured by such obligations. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more Nationally Recognized Statistical Rating Organizations or be determined by the Adviser to be of comparable quality to securities having such ratings. The Adviser uses a “bottom-up” approach, which evaluates debt securities against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

The Fund invests in the securities of U.S. government-sponsored entities that are not backed by the full faith and credit of the U.S. government, but are supported through federal loans or other benefits, including the Federal Home Loan Banks (FHLBs), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund also may invest in the securities of U.S. government-sponsored entities that are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association (Ginnie Mae). Finally, the Fund may invest in the securities of governmental entities that have no explicit financial support from the U.S. government, but are regarded as having implied support because the U.S. government sponsors their activities, including the Farm Credit Administration and the Financing Corporation.

Principal Risks

An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

36	MONEY MARKET FUNDS

Marshall Government Money Market Fund (cont.)

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and an average of money funds with similar objectives. Indices and averages are unmanaged and are not available for direct investment. Please keep in mind that past performance does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.marshallfunds.com.

Annual Total Returns (calendar years 2005-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 0.16%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/06	1.24%
Worst quarter	12/31/08	0.23%
7-Day Net Yield as of December 31, 2008 was		1.02%.

Average Annual Total Returns through 12/31/08

	1 Year	Since 5/17/04 Inception
Fund	2.06%	3.25%
LUSGMMFI (reflects no deduction for sales charges or taxes)	1.82%	3.01%
IMNGMMI	1.44%	2.78%

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower. The Adviser or its affiliates also may voluntarily waive fees and/or reimburse expenses to assist the Fund in maintaining a positive yield.

The Lipper U.S. Government Money Market Funds Index (LUSGMMFI) is an average of the 30 largest mutual funds in this Lipper category.

The iMoneyNet Government Money Market Index (IMNGMMI) is an average of money funds with investment objectives similar to that of the Fund.

MONEY MARKET FUNDS	37

Marshall Government Money Market Fund (cont.)

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Richard M. Rokus, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since its inception in May 2004 and has been employed by the Adviser since January 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio manager determines sufficient liquidity exists in those markets.

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Checkwriting. Write a check in an amount of at least $250.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

38	MONEY MARKET FUNDS

Marshall Tax-Free Money Market Fund

Investment Goal

To provide current income exempt from federal income tax consistent with stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution (12b-1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver and Expense Reimbursement(1)	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.45%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.45% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$46
3 Years	$162
5 Years	$288
10 Years	$657

Principal Investment Strategies

The Fund invests primarily in fixed and floating rate municipal bonds and notes, variable rate demand instruments and other high-quality, short-term tax-exempt obligations maturing in 397 days or less. Under normal circumstances, the Fund invests its assets so that at least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including federal alternative minimum tax (AMT).

To maintain principal preservation, the Adviser places a strict emphasis on credit research. Using fundamental analysis, the Adviser develops an approved list of issuers and securities that meet the Adviser’s standards for minimal credit risk. The Adviser continually monitors the credit risks of all of the Fund’s portfolio securities on an ongoing basis by reviewing financial data and ratings of Nationally Recognized Statistical Rating Organizations (NRSROs). The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be determined by the Adviser to be of comparable quality to securities having such ratings.

The Fund seeks to enhance yield by taking advantage of favorable changes in interest rates and reducing the effect of unfavorable changes in interest rates. In seeking to achieve this objective, the Adviser targets a dollar-weighted average portfolio maturity of 90 days or less based on its interest rate outlook. The interest rate outlook is developed by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy. By developing an interest rate outlook and adjusting the portfolio’s maturity accordingly, the Adviser seeks to position the Fund to take advantage of yield enhancing opportunities.

Principal Risks

An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

MONEY MARKET FUNDS	39

Marshall Tax-Free Money Market Fund (cont.)

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Municipal Securities Risks. Certain types of municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings and other factors. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Investor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and an average of money funds with similar objectives. Indices and averages are unmanaged and are not available for direct investment. Please keep in mind that past performance does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.marshallfunds.com.

Annual Total Returns (calendar years 2005-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 0.68%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/07	0.85%
Worst quarter	3/31/05	0.36%
7-Day Net Yield as of December 31, 2008 was		1.55%.

Average Annual Total Returns through 12/31/08

	1 Year	Since 9/22/04 Inception
Fund	2.25%	2.60%
LTEMMFI (reflects no deduction for sales charges or taxes)	1.78%	2.35%
IMNTFNR	1.76%	2.33%

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Tax Exempt Money Market Funds Index (LTEMMFI) is an average of the 30 largest mutual funds in this Lipper category.

The iMoneyNet Money Fund Report Tax-Free National Retail (IMNTFNR) is an average of money funds with investment objectives similar to that of the Fund.

40	MONEY MARKET FUNDS

Marshall Tax-Free Money Market Fund (cont.)

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Craig J. Mauermann, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since its inception in September 2004 and has been employed by the Adviser since 2004.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Investor Class shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio manager determines sufficient liquidity exists in those markets.

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-236-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Checkwriting. Write a check in an amount of at least $250.

Tax Information

The Fund intends to distribute income exempt from federal income tax; however, a portion of the Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET FUNDS	41

Marshall Prime Money Market Fund

Investment Goal

To provide current income consistent with stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.30%
Total Annual Fund Operating Expenses(1)	0.75%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Investor Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.75% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$77
3 Years	$240
5 Years	$417
10 Years	$930

Principal Investment Strategies

The Fund invests its assets in high quality, short-term money market instruments, such as short-term commercial paper, corporate bonds and notes, asset-backed securities, bank instruments, demand and variable rate demand instruments, U.S. government obligations, repurchase agreements and funding agreements. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more Nationally Recognized Statistical Rating Organizations or be determined by the Adviser to be of comparable quality to securities having such ratings. The Adviser uses a “bottom-up” approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Principal Risks

An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed Securities Risks. Asset-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. Asset-backed securities may decline in value because of defaults on the underlying obligations.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S.

42	MONEY MARKET FUNDS

Marshall Prime Money Market Fund (cont.)

government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Advisor Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and an average of money funds with similar objectives. Indices and averages are unmanaged and are not available for direct investment. Please keep in mind that past performance does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Advisor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 0.22%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/00	1.52%
Worst quarter	6/30/04	0.10%
7-Day Net Yield as of December 31, 2008 was		1.16%.

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund	2.45%	2.97%	3.09%
LMMFI (reflects no deduction for sales charges or taxes)	2.41%	3.01%	3.14%
IMNMFRA	2.01%	2.93%	3.06%

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower. The Adviser or its affiliates also may voluntarily waive fees and/or reimburse expenses to assist the Fund in maintaining a positive yield.

The Lipper Money Market Funds Index (LMMFI) is an average of the 30 largest mutual funds in this Lipper category.

The iMoneyNet Money Fund Report Averages (IMNMFRA) is an average of money funds with investment objectives similar to that of the Fund.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Richard M. Rokus, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since January 1994 and has been employed by the Adviser since January 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $1,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing Marshall Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Advisor Class shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio manager determines sufficient liquidity exists in those markets.

Mail. Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: Marshall Investor Services, P.O. Box 1348, Milwaukee, WI 53201-1348.

Phone. Call 1-800-580-FUND (3863).

In Person. Bring in your written redemption request to: Marshall Investor Services, 111 East Kilbourn Avenue, Suite 200, Milwaukee, WI 53202.

Wire/Electronic Transfer. Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

MONEY MARKET FUNDS	43

Marshall Prime Money Market Fund (cont.)

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

Marshall Funds Website. Go to www.marshallfunds.com.

Checkwriting. Write a check in an amount of at least $250.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44	MONEY MARKET FUNDS

Additional Information Regarding Principal Investment Strategies and Risks

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval. In implementing their respective investment objectives, the Funds may invest in the following securities and use the following transactions and investment techniques as part of their principal investment strategies. Some of these securities, transactions and techniques involve special risks, which are described below. Each Fund that has adopted a non-fundamental policy to invest at least 80% of its assets in the types of securities suggested by such Fund’s name will provide shareholders with at least 60 days’ notice of any change in this policy. The TAX-FREE MONEY MARKET FUND, which has adopted a fundamental policy to invest at least 80% of its assets in the types of securities suggested by its name, may only change this policy with shareholder approval.

	Large-Cap Value	Large-Cap Growth	Mid-Cap Value	Mid-Cap Growth	Small-Cap Growth	International Stock	Emerging Markets Equity
Equity Securities:
Common Stocks	✓	✓	✓	✓	✓	✓	✓
Foreign Securities						✓	✓

	Government Money Market	Tax-Free Money Market	Prime Money Market	Short- Term Income	Short Intermediate Bond	Government Income	Corporate Income	Aggregate Bond
Fixed Income Securities:
Asset-Backed/Mortgage-Backed Securities				✓	✓	✓	✓	✓
Bank Instruments			✓	✓
Commercial Paper		✓	✓
Convertible Securities							✓
Corporate Debt Securities			✓	✓	✓		✓	✓
Demand Instruments		✓	✓
Dollar Rolls				✓	✓	✓	✓	✓
Foreign Securities							✓
Funding Agreements			✓
High Yield Securities							✓
Municipal Securities		✓
Repurchase Agreements	✓		✓	✓	✓	✓	✓	✓
U.S. Government Securities	✓		✓	✓	✓	✓	✓	✓
Variable Rate Demand Instruments		✓	✓

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	45

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

Equity Securities

An investment in the equity securities of a company represents a proportionate ownership interest in that company. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. Companies generally have discretion as to the payment of any dividends or distributions.

Common Stocks. Common stocks are the most prevalent type of equity securities. Holders of common stock of an issuer are entitled to receive the issuer’s earnings only after the issuer pays its creditors and any preferred shareholders. As a result, changes in the issuer’s earnings have a direct impact on the value of its common stock.

Foreign Securities . Foreign securities include securities (i) of issuers domiciled outside of the United States, including securities issued by foreign governments, (ii) that primarily trade on a foreign securities exchange or in a foreign market, or (iii) that are subject to substantial foreign risk based on factors such as whether a majority of an issuer's revenue is earned outside of the United States and whether an issuer's principal business operations are located outside of the United States.

Fixed Income Securities and Transactions

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. The issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities generally provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

Certain fixed income securities may be supported by credit enhancements. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Asset-Backed/Mortgage-Backed Securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities have prepayment risks.

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of a mortgage-backed security is a pass-through certificate. An issuer of a pass-through certificate gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro-rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Mortgage-backed securities may be issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac, but also may be issued or guaranteed by other issuers, including private companies. The Adviser treats mortgage-backed securities guaranteed by a government-sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

46	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

Bank Instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments.

Commercial Paper. Commercial paper represents an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

Convertible Securities. Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. The credit risks of corporate debt securities vary widely among issuers.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Adviser treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Dollar Rolls. Dollar rolls are transactions in which a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are “to be announced” mortgage-backed securities or “TBAs.” Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks. Dollar roll transactions will cause a Fund to have an increased portfolio turnover rate.

Foreign Securities. Foreign securities include securities (i) of issuers domiciled outside of the United States, including securities issued by foreign governments, (ii) that primarily trade on a foreign securities exchange or in a foreign market, or (iii) that are subject to substantial foreign risk based on factors such as whether a majority of an issuer's revenue is earned outside of the United States and whether an issuer's principal business operations are located outside of the United States.

Funding Agreements. Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer. A Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, a Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

High Yield Securities. Debt securities that are below investment-grade. While high yield securities may offer higher yields than investment-grade securities, they are predominantly considered to be speculative and are sometimes called “junk bonds.”

Municipal Securities. Municipal securities, including municipal bonds and notes, are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities also may issue notes to fund capital projects prior to issuing long-term bonds. Issuers typically

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	47

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. Municipal securities may also be issued by industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The market categorizes tax-exempt securities by their source of repayment. Although many municipal securities are exempt from federal income tax, municipalities also may issue taxable securities in which the Funds may invest.

Repurchase Agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser and custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

U.S. Government Securities. U.S. government securities include direct obligations of the U.S. government, including U.S. Treasury bills, notes, and bonds of varying maturities, and those issued or guaranteed by various U.S. government agencies and instrumentalities. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority. Securities issued by certain government entities are supported by the full faith and credit of the United States. Such entities include Ginnie Mae, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Financing Bank, General Services Administration, and Washington Metropolitan Area Transit Authority. Other government entities receive support through federal subsidies, loans or other benefits. Some government entities have no explicit financial support from the U.S. government, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit Administration and the Financing Corporation.

Variable Rate Demand Instruments. Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The MONEY MARKET FUNDS treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Investment Techniques

Securities Lending. Certain Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities. Any dividend equivalent payments will not be treated as “qualified dividend income” for federal income tax purposes and will generally be taxable as ordinary income.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder

48	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

redemptions during adverse market conditions, each Fund (except the MONEY MARKET FUNDS) may temporarily use a different investment strategy by investing up to 100% of its assets in cash or short-term, high quality money market instruments (for example, commercial paper and repurchase agreements). This may cause a Fund to temporarily forgo greater investment returns for the safety of principal. When so invested, a Fund may not achieve its investment goal.

Additional Principal Risk Information

Asset-Backed/Mortgage-Backed Securities Risks. (SHORT-TERM INCOME FUND, SHORT-INTERMEDIATE BOND FUND, GOVERNMENT INCOME FUND, CORPORATE INCOME FUND, AGGREGATE BOND FUND, PRIME MONEY MARKET FUND) Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinate the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions and the performance of the mortgage pool backing such securities. An unexpectedly high rate of defaults on mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the holder of such mortgage-backed securities, particularly if such securities are subordinated, thereby reducing the value of such securities and in some cases rendering them worthless. As noted below, recent market events have caused the markets for asset-backed and mortgage-backed securities to experience significantly lower valuations and reduced liquidity.

Call Risks. (INCOME FUNDS, MONEY MARKET FUNDS) If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Risks. (INCOME FUNDS, MONEY MARKET FUNDS) Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread also may increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy. Credit markets are currently experiencing greater volatility due to recent market events as noted below.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	49

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

Investment Ratings. When a Fund invests in investment grade bonds or other debt securities or convertible securities, some may be rated in the lowest investment grade category (i.e., BBB or Baa). Bonds rated BBB by Standard & Poor’s or Baa by Moody’s Investors Service have speculative characteristics. The Adviser will determine the credit quality of unrated bonds, which may have greater risk (but a potentially higher yield) than comparably rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether the bond should be retained or sold. The securities in which the MONEY MARKET FUNDS invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be determined by the Adviser to be of comparable quality to securities having such ratings.

Company Size Risks. (MID-CAP VALUE FUND, MID-CAP GROWTH FUND, SMALL-CAP GROWTH FUND, INTERNATIONAL STOCK FUND, EMERGING MARKETS EQUITY FUND) Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of a company’s outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Foreign Securities Risks. (INTERNATIONAL STOCK FUND, EMERGING MARKETS EQUITY FUND, CORPORATE INCOME FUND) Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, a Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although each Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, each Fund may be exposed to currency risks over an extended period of time.

Emerging Markets Risks. (EMERGING MARKETS EQUITY FUND) Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Government Obligations Risks. (SHORT-TERM INCOME FUND, SHORT-INTERMEDIATE BOND FUND, GOVERNMENT INCOME FUND, CORPORATE INCOME FUND, AGGREGATE BOND FUND, GOVERNMENT MONEY MARKET FUND, PRIME MONEY MARKET FUND) No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation. For instance, securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. government. Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. In September 2008, Fannie Mae and Freddie Mac were placed into conservatorship by the Federal Housing Finance Agency (FHFA). Securities issued by the Student Loan Marketing Association (Sallie Mae) are supported only by the credit of that agency.

High Yield Securities Risks. (CORPORATE INCOME FUND) High yield securities tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers

50	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

Interest Rate Risks. (INCOME FUNDS, MONEY MARKET FUNDS) Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Liquidity Risks . (INCOME FUNDS, MONEY MARKET FUNDS) Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. As noted below, recent market events have caused the markets for some of the securities in which the Fund invests to experience reduced liquidity.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager(s) will produce the desired results.

Municipal Securities Risks. (TAX-FREE MONEY MARKET FUND) Certain types of municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings and other factors. Local political and economic factors also may adversely affect the value and liquidity of municipal securities held by the Fund. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Sector Risks. (EQUITY FUNDS, TAX-FREE MONEY MARKET FUND) Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Fund invests more of its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Stock Market Risks . (EQUITY FUNDS) The Funds are subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk. If the value of the Fund’s investments goes down, you may lose money.

Style Risks. (LARGE-CAP VALUE FUND, MID-CAP VALUE FUND) Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	51

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

(e.g., growth stocks). Consequently, while value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, they can continue to be inexpensive for long periods of time and may not ever realize their full value.

(LARGE-CAP GROWTH FUND, MID-CAP GROWTH FUND, SMALL-CAP GROWTH FUND) Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

In addition to the above principal risks, the U.S. and international markets experienced dramatic volatility, lower valuations and reduced liquidity during 2008 and into 2009. As a result, many of the risks affecting the Funds may be increased. Furthermore, although the Funds do not intend to invest for the purpose of seeking short-term profits, securities may be sold without regard to the length of time they have been held when the Funds’ Adviser or sub-adviser believes it is appropriate to do so in light of a Fund’s investment goal. As a result, certain Funds may have high turnover rates (e.g., in excess of 100%). A higher portfolio turnover rate increases transaction expenses that may be borne directly by a Fund (and thus, indirectly by its shareholders), and affects Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed, are taxable to shareholders.

52	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

How to Buy Shares

Who Can Invest in the Marshall Funds? Only adult U.S. citizens or residents or a U.S. entity with a valid U.S. taxpayer identification (social security or employer identification) number may invest in the Marshall Funds. You may not place transactions in your account for the benefit of any person other than yourself (except for a transfer of shares to another account). If the Funds determine that the registered owner of an account has permitted another person or entity who is not the registered or beneficial owner of the account to hold shares through that account, the Funds may reject future purchases in that account and any related accounts.

Shares of the Funds are qualified for sale only in the U.S. and its territories and possessions. The Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

When Can Shares Be Purchased? You can buy shares of a Fund (other than the MONEY MARKET FUNDS), on any day the New York Stock Exchange (NYSE) is open for regular session trading. You can buy shares of the MONEY MARKET FUNDS on any day the Federal Reserve Bank of New York (Federal Reserve) is open for business and, alternatively, on any day the U.S. government securities markets are open and the MONEY MARKET FUND’s portfolio managers determine sufficient liquidity exists in those markets. The NYSE and Federal Reserve are both closed on most national holidays. The NYSE also is closed on Good Friday. The Federal Reserve also is closed on Columbus Day and Veterans Day.

When you deliver your transaction request for Advisor Class shares in proper form and it is accepted by the Marshall Funds, or its authorized agent, your transaction is processed at the next determined public offering price. The public offering price is the net asset value (NAV) plus any applicable sales charge, as described below. When you deliver your transaction request for Investor Class shares of a MONEY MARKET FUND in proper form and it is accepted by the Marshall Funds, or its authorized agent, your transaction is processed at the next determined NAV, without a sales charge. The NAV is calculated for each of the Funds (other than the MONEY MARKET FUNDS) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the

TAX-FREE MONEY MARKET FUND is determined daily at 11:00 a.m. (Central Time). The NAV for the PRIME MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND is determined daily at 4:00 p.m. (Central Time). For purchase orders for the GOVERNMENT MONEY MARKET FUND and PRIME MONEY MARKET FUND that are received after 3:00 p.m. but before 4:00 p.m. (Central Time), Marshall Investor Services (MIS) will use its best efforts to accept and process such purchase orders that day; however, there is no guarantee that MIS will be able to do so. All purchase orders received in proper form and accepted by the time a Fund’s NAV is calculated will receive that day’s NAV, regardless of when the order is processed. If the U.S. government securities markets close early, the MONEY MARKET FUNDS reserve the right to determine their NAV at earlier times under those circumstances.

How is NAV Calculated? A Fund’s NAV per share is the value of a single share. It is computed by totaling the shares’ pro rata share of the value of the Fund’s investments, cash and other assets, subtracting the shares’ pro rata share of the value of the Fund’s general liabilities and the liabilities specifically allocated to the shares, then dividing the result by the number of shares outstanding. For purpose of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date.

The MONEY MARKET FUNDS use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940 to determine their respective NAVs. In determining the NAV for all other Funds, listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV or at fair value as discussed below.

Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income

HOW TO BUY SHARES	53

How to Buy Shares (cont.)

securities are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board. The Board has established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Board. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments. It is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security and the difference may be material to the NAV of the respective Fund.

Certain securities held by the Funds, primarily in the INTERNATIONAL STOCK FUND and EMERGING MARKETS EQUITY FUND, may be listed on foreign exchanges that trade on days when a Fund does not calculate its NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur in the interim, which may affect a security’s value.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Board has retained an independent fair value pricing service to assist in valuing foreign securities when a subsequent event has occurred. The service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate fair value for that day.

Sales Charge—Advisor Class. The applicable sales charge for the purchase of Advisor Class shares varies depending on the amount of your purchase. Some or all of the sales charges may be paid as concessions to Authorized Dealers, as that term is defined under “How Do I Purchase Shares?” below.

The applicable sales charge when you purchase Advisor Class shares of the EQUITY FUNDS and typical dealer concessions are as follows:

Purchase Amount	Sales Charge as a % of Public Offering Price	Sales Charge as a % of NAV	Typical Dealer Concession as a % of Public Offering Price
Up to $24,999	5.75%	6.10%	5.00%
$25,000 – $49,999	5.00%	5.26%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $749,999	2.00%	2.04%	1.60%
$750,000 – $999,999	1.50%	1.52%	1.20%
$1 million or greater*	None	None	1.00%**

*	A CDSC of 1% applies to Advisor Class shares redeemed within 12 months after purchase of $1 million or more.

**	The concession is paid by the Adviser on sales of $1 million or more made during a 12-month period.

54	HOW TO BUY SHARES

How to Buy Shares (cont.)

The applicable sales charge when you purchase Advisor Class shares of the INCOME FUNDS (except the SHORT-TERM INCOME FUND) and typical dealer concessions are as follows:

Purchase Amount	Sales Charge as a % of Public Offering Price	Sales Charge as a % of NAV	Typical Dealer Concession as a % of Public Offering Price
Up to $99,999	3.75%	3.90%	3.00%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $749,999	2.00%	2.04%	1.60%
$750,000 – $999,999	1.50%	1.52%	1.20%
$1 million or greater*	None	None	1.00%**

The applicable sales charge when you purchase Advisor Class shares of the SHORT-TERM INCOME FUND and typical dealer concessions are as follows:

Purchase Amount	Sales Charge as a % of Public Offering Price	Sales Charge as a % of NAV	Typical Dealer Concession as a % of Public Offering Price
Up to $749,999	2.00%	2.04%	1.60%
$750,000 – $999,999	1.50%	1.52%	1.20%
$1 million or greater*	None	None	1.00%**

*	A CDSC of 1% applies to Advisor Class shares redeemed within 12 months after purchase of $1 million or more.

**	The concession is paid by the Adviser on sales of $1 million or more made during a 12-month period.

Reducing Sales Charge—Advisor Class. The sales charge at purchase may be reduced or eliminated by:

•	purchases in excess of $1,000,000, subject to a CDSC of 1% imposed on redemptions within 12 months after purchase of $1 million or more;

•	quantity purchases of Advisor Class shares;

•	purchases of Advisor Class shares by a trustee or other fiduciary for a single trust estate or a single fiduciary account;

•	combining concurrent purchases of:

•	Shares by you, your spouse, and your children under age 21; or

•	Advisor Class shares of two or more Marshall Funds;

•	accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current NAV of previous Advisor Class share purchases still invested in a Marshall Fund);

•

accumulating purchases of shares of certain other mutual funds held at M&I Financial Advisors, Inc. (M&I Financial Advisors) with subsequent purchases of the Marshall Funds’ Advisor Class shares that do not otherwise qualify for the Funds’ reduced sales charges;

•

signing a letter of intent to purchase a specific dollar amount of Advisor Class shares (except with respect to Advisor Class shares of the SHORT-TERM INCOME FUND) within 13 months (call your investment representative for an application and more information); or

•	using the reinvestment privilege within 90 days of redeeming Advisor Class shares by purchasing shares up to the amount redeemed.

Additional information concerning sales load breakpoints is available in the Funds’ Statement of Additional Information (SAI) under “How to Buy Shares.” Sales load and breakpoint discount information is also available, free of charge and in a clear and prominent format, on the Funds’ website at www.marshallfunds.com. To access this information on the website, please follow the appropriate hyperlinks to the sales load and breakpoint information.

If your investment qualifies for a reduced sales charge due to accumulation of purchases, including due to accumulation of investments in other mutual funds held at M&I Financial Advisors, you or your investment representative must notify MIS at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales charge. You may be required to provide records, such as account statements, regarding Marshall Fund shares held by you or related accounts at the Marshall Funds or at other financial intermediaries, or other fund shares held at M&I Financial Advisors, in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales charge only on the additional purchases and not retroactively on previous

HOW TO BUY SHARES	55

How to Buy Shares (cont.)

purchases. You should contact your investment professional for more information on reducing or eliminating the sales charge.

Waivers of Sales Charge—Advisor Class. No sales charge is imposed on:

•	trustees or other fiduciaries purchasing Advisor Class shares for employee benefit plans of employers with ten or more employees, or

•	reinvested dividends and capital gain distributions.

A Fund may also permit purchases without a sales charge from time to time, in the discretion of MIS.

Redemption Fee. For 30 days following your purchase of shares of a Fund, your redemption or exchange proceeds may be reduced by a redemption fee of 2.00% (other than with respect to the MONEY MARKET FUNDS). The redemption fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in a Fund’s shares. See “How to Redeem and Exchange Shares—Will I be Charged a Fee for Redemptions?” and “—Additional Conditions for Redemptions—Frequent Traders” below.

How Do I Purchase Shares? You may purchase shares through a broker/dealer, investment professional or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. You also may purchase shares directly from the Funds by the methods described below under the “Fund Purchase Easy Reference Table” and sending your payment to the Funds by check or wire. Clients of Marshall & Ilsley Trust Company N.A. (M&I Trust) may purchase shares by contacting their trust account officer. In connection with opening an account, you will be requested to provide information that will be used by the Funds to verify your identity, as described in more detail under “Important Information About Procedures for Opening a New Account” below.

If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund’s Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Once you have opened an account, you may purchase additional Fund shares by contacting MIS at 1-800-236-FUND (3863) with respect to Investor Class shares and 1-800-580-FUND (3863) with respect to Advisor Class shares if you have pre-authorized the telephone purchase privilege.

Each Fund reserves the right to reject any purchase request. It is the responsibility of MIS, any Authorized Dealer, or other service provider that has entered into an agreement with a Fund, its distributor, or its administrative or shareholder services agent to promptly submit purchase orders to the Fund.

You are not the owner of Fund shares (and therefore will not receive distributions) until payment for the shares is received in “good funds.” Wires are generally “good funds” on the day received and checks are “good funds” when deposited with the Funds’ custodian, normally the next business day after receipt. Checks sent to the Marshall Funds to purchase shares must be made payable to the “Marshall Funds.”

Important Information About Procedures for Opening a New Account. The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Funds must obtain certain personal information, including your full name, address, date of birth, social security number and other information that will allow the Funds to identify you. The Funds also may ask for other identifying documents or information.

If you do not provide this information, the Funds may be unable to open an account for you and your purchase order will not be in proper form. In the event the Funds are unable to verify your identity from the information provided, the Funds may, without prior notice to you, close your account within five business days and redeem your shares at the NAV next determined after the account is closed, minus any applicable sales charge. Any delay in processing your order due to your failure to provide all required information will affect the purchase price you receive for your shares. The Funds are not liable for fluctuations in value experienced as a

56	HOW TO BUY SHARES

How to Buy Shares (cont.)

result of such delays in processing. If at any time the Funds detect suspicious behavior or if certain account information matches government lists of suspicious persons, the Funds may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other appropriate action.

Will the Small-Cap Growth Fund Always be Open to New Investors ? It is anticipated that M&I’s small-cap growth strategy, which includes the SMALL-CAP GROWTH FUND and separately managed accounts, will be closed to new investors who are not customers of M&I Trust or M&I Financial Advisors once the assets managed according to the small-cap growth strategy reach $1 billion, subject to certain exceptions. If you own shares of the Fund prior to the closing date, however, you will still be able to reinvest distributions on shares of the Fund and add to your investment in the Fund.

Fund Purchase Easy Reference Table

Minimum Investments
• To open an account–$1,000

• To add to an account (including through a Systematic Investment Program)–$50

Phone 1-800-236-FUND (3863) (Investor Class)
Phone 1-800-580-FUND (3863) (Advisor Class)
• Contact MIS.
• Complete an application for a new account.

•   Once you have opened an account and if you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Marshall Fund having an identical shareholder registration.

Mail
• To open an account, send your completed account application and check payable to “Marshall Funds” to the following address:

Marshall Investor Services P.O. Box 1348 Milwaukee, WI 53201-1348

• To add to your existing Fund account, send in your check, payable to “Marshall Funds,” to the same address. Indicate your Fund account number on the check.

HOW TO BUY SHARES	57

Fund Purchase Easy Reference Table (cont.)

In Person
• Bring in your completed account application (for new accounts) and a check payable to “Marshall Funds” Monday – Friday, 8:00 a.m. – 5:00 p.m. (Central Time), to:

Marshall Investor Services 111 East Kilbourn Avenue, Suite 200 Milwaukee, WI 53202

Wire
• Notify MIS and request wire instructions at 1-800-236-FUND (3863) (Investor Class) or 1-800-580-FUND (3863) (Advisor Class).

• If a new account, fax completed account application to MIS at 1-414-287-8511.

• Mail a completed account application to the Fund at the address above under “Mail.”

• Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

Systematic Investment Program

•   You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after MIS receives the order.

• The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.

• Call MIS at 1-800-236-FUND (3863) (Investor Class) or 1-800-580-FUND (3863) (Advisor Class) or your Authorized Dealer to apply for this program.

Marshall Funds Website
• You may purchase Fund shares at www.marshallfunds.com.

Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares
• If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee and held liable for any losses incurred by the Fund.

• If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

• All checks should be made payable to “Marshall Funds.”

• The maximum ACH purchase amount is $100,000.

58	HOW TO BUY SHARES

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by contacting your Authorized Dealer or by the other methods described below under the “Fund Redemption Easy Reference Table.” You may redeem shares by contacting MIS at 1-800-236-FUND (3863) with respect to Investor Class shares or 1-800-580-FUND (3863) with respect to Advisor Class shares if you have pre-authorized the telephone redemption privilege. You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

Clients of M&I Trust should contact their account officer to make redemption requests. Telephone or written requests for redemptions must be received in proper form, as described below, and can be made through MIS or any Authorized Dealer. It is the responsibility of MIS, any Authorized Dealer or other service provider to promptly submit redemption requests to a Fund.

Redemption requests for the Funds (other than the MONEY MARKET FUNDS) must be received in proper form by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), for shares to be redeemed at that day’s NAV. Redemption requests for the TAX-FREE MONEY MARKET FUND must be accepted by 11:00 a.m. (Central Time) for shares to be redeemed at that day’s NAV. Redemption requests for the GOVERNMENT MONEY MARKET FUND and PRIME MONEY MARKET FUND must be accepted by 4:00 p.m. (Central Time) for shares to be redeemed at that day’s NAV. For redemption requests for the GOVERNMENT MONEY MARKET FUND and PRIME MONEY MARKET FUND that are received after 3:00 p.m.

but before 4:00 p.m. (Central Time), MIS will use its best efforts to accept and process such redemption requests that day; however, there is no guarantee that MIS will be able to do so. Different cut-off times for redemption requests through an Authorized Dealer may be imposed. Please contract your Authorized Dealer for more information.

All redemption requests received in proper form by the time a Fund’s NAV is calculated will receive that day’s NAV, regardless of when the request is processed. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? A contingent deferred sales charge (CDSC) of 1.00% applies to Advisor Class shares of the Funds, except the PRIME MONEY MARKET FUND, redeemed up to 12 months after purchases of $1 million or more that did not initially pay a sales charge. The CDSC is based on the current value of the shares being redeemed. You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2.00% short-term redemption fee on shares (other than the shares of the MONEY MARKET FUNDS) that have been held for less than 30 days when redeemed (other than shares acquired through reinvestments of capital gain distributions or dividends), determined on a first-in, first-out basis. See “Additional Conditions for Redemptions—Frequent Traders” below.

Fund Redemption Easy Reference Table

Certain redemption requests may require a signature guarantee. See “Signature Guarantee” below for details.

Phone 1-800-236-FUND (3863) (Investor Class)
Phone 1-800-580-FUND (3863) (Advisor Class)
• Contact MIS.

•   If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an Authorized Dealer, you must contact your account representative.

• Not available to retirement accounts, for which redemptions must be done in writing.

HOW TO REDEEM AND EXCHANGE SHARES	59

Fund Redemption Easy Reference Table (cont.)

Mail
• Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

Marshall Investor Services P.O. Box 1348 Milwaukee, WI 53201-1348

• For additional assistance, call MIS at 1-800-236-FUND (3863) (Investor Class) or 1-800-580-FUND (3863) (Advisor Class).

In Person
• Bring in the written redemption request with the information described in “Mail” above Monday – Friday, 8:00 a.m. – 5:00 p.m. (Central Time), to:

Marshall Investor Services 111 East Kilbourn Avenue, Suite 200 Milwaukee, WI 53202

• The proceeds from the redemptions will be sent to you in the form of a check or by wire.

Wire/Electronic Transfer

•   Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

• Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.

• Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.

Systematic Withdrawal Program

•   If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.

• Contact MIS or your Authorized Dealer to apply for this program.

Marshall Funds Website
• You may redeem Fund shares at www.marshallfunds.com.

60	HOW TO REDEEM AND EXCHANGE SHARES

Fund Redemption Easy Reference Table (cont.)

Checkwriting (Money Market Funds Only)

•   You can redeem shares of any MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.

• Your check is treated as a redemption order for Fund shares equal to the amount of the check.

• A check for an amount in excess of your available Fund account balance will be returned marked “insufficient funds.”

• Checks cannot be used to close your Fund account balance.

• Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

HOW TO REDEEM AND EXCHANGE SHARES	61

Additional Conditions for Redemptions

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

•	when you want a redemption to be sent to an address other than the one you have on record with a Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after accepting a request in proper form. However, delivery of payment may be delayed up to seven days:

•	to allow your purchase payment to clear;

•	during periods of market volatility; or

•	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organizations.

Redemption in Kind. The Funds have reserved the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities. This means that the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1.00% of a Fund’s net assets represented by such share class during any 90-day period. Generally, any share redemption payment greater than this amount will be paid in cash unless the Adviser determines that payment should be in kind. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Exchange Privilege. You may exchange shares of a Fund for the same class of shares of any of the other Marshall Funds free of charge (and with respect to Advisor Class shares, if you have previously paid a sales charge), provided you meet the investment minimum of the Fund and you reside in a jurisdiction where Fund shares may be lawfully offered for sale. An exchange, if less than 30 days after purchase, may be subject to a 2.00% short-term redemption fee (other than in the case of the MONEY MARKET FUNDS). See “Will I Be Charged a Fee for Redemptions?” An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction for federal income tax purposes.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by Telephone. If you have completed the telephone authorization section on your account application or an authorization form obtained through MIS or your Authorized Dealer, you may telephone instructions to MIS or your Authorized Dealer to exchange between Fund accounts that have identical shareholder registrations. Telephone exchange instructions must be received by the Funds (other than the TAX-FREE MONEY MARKET FUND) before the close of trading on the NYSE, generally 3:00 p.m. (Central Time), for shares to be exchanged at the NAV calculated that day and to receive a dividend of the Fund into which you exchange, if applicable. Telephone exchange instructions must be received before 11:00 a.m. (Central Time) with respect to the TAX-FREE MONEY MARKET FUND for shares to be exchanged at that day’s NAV and to receive a dividend of the Fund into which you exchange, if applicable.

The Funds will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Funds’ management or the Adviser may determine from the amount, frequency and pattern of

62	ADDITIONAL CONDITIONS FOR REDEMPTIONS

Additional Conditions for Redemptions (cont.)

exchanges or redemptions that a shareholder is engaged in excessive trading that is detrimental to a Fund or its other shareholders. Such short-term or excessive trading into and out of a Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the Market Timing Policy). Pursuant to the Market Timing Policy, a Fund may decline to accept an application or may reject a purchase request, including an exchange, from an investor who, in the sole judgment of the Adviser, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Funds, the Adviser and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares. The Market Timing Policy does not apply to the MONEY MARKET FUNDS, which are typically used for cash management purposes and invest in highly liquid securities. However, the Adviser seeks to prevent the use of the MONEY MARKET FUNDS to facilitate frequent trading in other Marshall Funds in violation of the Market Timing Policy.

Each Fund monitors and enforces the Market Timing Policy through:

•	the termination of a shareholder’s purchase and/or exchange privileges;

•	selective monitoring of trade activity; and

•	the imposition of a 2.00% short-term redemption fee for redemptions or exchanges of shares of a Fund within 30 days after purchase of such shares, determined on a first-in, first-out basis.

The redemption fee is deducted from redemption proceeds and is paid directly to the Fund.

A redemption of shares acquired as a result of reinvesting distributions is not subject to the redemption fee. The redemption fee may not apply to shares redeemed in the case of death, through an automatic, nondiscretionary rebalancing or asset allocation program, trade error correction and involuntary redemptions imposed by the Fund or a financial intermediary. In addition, the redemption fee will not apply to certain transactions in retirement accounts (e.g., IRA accounts and qualified employee benefit plans), such as disability, hardship, forfeitures, required minimum distributions, systematic withdrawals, shares purchased through a systematic purchase plan, return of excess contributions and loans. The Funds’ officers may, in their sole discretion, authorize waivers of the short-term redemption fee in other limited circumstances that do not indicate market timing strategies. All waivers authorized by the officers are reported to the Board.

Although the Funds seek to detect and deter market timing activity, their ability to monitor trades that are placed by individual shareholders through omnibus accounts is limited because the Funds may not have direct access to the underlying shareholder account information. Omnibus accounts are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders. Due to policy, operational or system requirements and limitations, omnibus account holders, including qualified employee benefit plans, may use criteria and methods for tracking, applying or calculating the redemption fee that may differ from those utilized by the Fund’s transfer agent. In addition, the Funds may rely on a financial intermediary’s market timing policy, even if those policies are different from the Funds’ policy, when the Funds believe that the policy is reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If you purchase Fund shares through a financial intermediary, you should contact your financial intermediary for more information on whether the redemption fee is applied to redemptions or exchanges of your shares.

The Funds may request that financial intermediaries furnish the Funds with trading and identifying information relating to beneficial shareholders, such as social security and account numbers, in order to review any unusual patterns of trading activity discovered in the omnibus account. The Funds also may request that the financial intermediaries take action to prevent a particular shareholder from engaging in excessive trading and to enforce the Funds’ or their market timing policies. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Funds’ policies. As a result, the Funds’ ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

ADDITIONAL CONDITIONS FOR REDEMPTIONS	63

Account and Share Information

Fund Transactions Through Marshall Funds Website. If you have previously established an account with a Fund, you may purchase, redeem or exchange shares through the Marshall Funds’ website at www.marshallfunds.com. You also may check your Fund account balance(s) and historical transactions through the website. You cannot, however, establish a new Fund account through the website—you may only establish a new Fund account under the methods described in the “How to Buy Shares” section.

Clients of M&I Trust should contact their account officer for information on the availability of transactions on the website.

You should contact MIS at 1-800-236-FUND (3863) with respect to Investor Class shares or 1-800-580-FUND (3863) with respect to Advisor Class shares to get started. MIS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact MIS.

Online Conditions. Because of security concerns and costs associated with maintaining the website, purchases, redemptions and exchanges through the website are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases:	$50	$100,000
Redemptions:	By ACH: $50	By ACH: $50,000
	By wire: $1,000	By wire: $50,000
Exchanges:	$50	$100,000

Your transactions through the website are effective at the time they are accepted by a Fund, and are subject to all of the conditions and procedures described in this Prospectus.

You may not change your address of record, registration or wiring instructions through the website. The website privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the website for account histories or transactions, you should be aware that the Internet is an unsecured, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers). While the Funds and their service providers have established certain security procedures, the Funds and their transfer agent cannot assure you that inquiries or trading activity will be completely secure. There also may be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the website is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party—should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Funds, its transfer agent and MIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

Confirmations and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid. You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

Dividends and Capital Gains. Dividends, if any, of the INCOME FUNDS and MONEY MARKET FUNDS are declared daily and paid monthly. Provided that your order is received in proper form, payment in “good funds” is received and your order is accepted by the time a Fund’s NAV is calculated, you will receive dividends declared that day. You will continue to receive dividends declared through, and including, the day you redeem your shares.

Dividends, if any, of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND and EMERGING MARKETS EQUITY FUND, which declare and pay dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date, which is the date on which a shareholder must officially own shares in order to earn a dividend.

64	ACCOUNT AND SHARE INFORMATION

Account and Share Information (cont.)

In addition, the Funds distribute net capital gains, if any, at least annually. None of the MONEY MARKET FUNDS expect to realize any capital gains or losses. If capital gains or losses were realized by a Fund, they could result in an increase or decrease in such Fund’s distributions. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same Fund without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment. Dividends and capital gain distributions are treated the same for federal income tax purposes whether received in cash or in additional shares.

If you purchase shares just before a Fund (other than a MONEY MARKET FUND) declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of the distribution. Unless the distribution is received from the TAX-FREE MONEY MARKET FUND, the distribution will generally be taxable to you for federal income tax purposes.

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon a number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account (other than accounts established through the Systematic Investment Program) and pay you the proceeds if your account balance falls below the required minimum value of $1,000. Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Rule 12b-1 Plan. THE PRIME MONEY MARKET FUND has a Rule 12b-1 Plan which allows the Fund’s Advisor Class shares to pay a fee equal to a maximum of 0.30% of the Advisor Class shares’ assets to the distributor and financial intermediaries for the sale and distribution of the Fund’s Advisor Class shares and for services provided to shareholders of the Fund’s Advisor Class shares. Because these shares pay marketing fees out of the PRIME MONEY MARKET FUND’s assets on an ongoing basis, your investment cost with respect to the Fund’s Advisor Class shares may be higher over time than with respect to other fund shares with different sales charges and marketing fees.

Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. Currently, most of the Funds offer three classes of shares (the GOVERNMENT MONEY MARKET FUND and TAX-FREE MONEY MARKET FUND offer two classes of shares). All shares of each Fund or class have equal voting rights and will generally be entitled to vote in the aggregate and not by Fund or class. There may be circumstances, however, when only shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which may affect their performance.

Tax Information

Federal Income Tax. The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of net income and net capital gains are treated the same for federal income tax purposes whether paid in cash or reinvested in the Fund. Distributions from the Funds’ investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions, determined without regard to the deduction for dividends paid by the Fund), if any, generally are taxable to you as ordinary income, unless such distributions are attributable to “qualified

What are Dividends and Capital Gains?

A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments after paying any Fund expenses. A capital gain distribution is the money paid to shareholders from a mutual fund’s net profit realized from the sales of portfolio securities.

ACCOUNT AND SHARE INFORMATION	65

Account and Share Information (cont.)

dividend income” eligible for taxable years beginning on or before December 31, 2010 for the reduced federal income tax rates applicable to long-term capital gains, provided certain holding periods and other requirements are satisfied. Distributions of the Funds’ net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of how long you may have held shares of the Funds. The maximum federal income tax rate on ordinary income is currently 35%, while long-term capital gains are taxable to noncorporate investors at a maximum federal income tax rate of 15% for taxable years beginning on or before December 31, 2010. Fund distributions from the LARGE-CAP VALUE FUND, LARGE-CAP GROWTH FUND and MID-CAP VALUE FUND are expected to consist of both ordinary income and net long-term capital gains. Fund distributions from the other EQUITY FUNDS are expected to primarily consist of net capital gains, and fund distributions of the INCOME FUNDS and MONEY MARKET FUNDS are expected to primarily consist of ordinary income.

It is anticipated that the distributions from the TAX-FREE MONEY MARKET FUND will primarily consist of interest income that is generally exempt from regular federal income tax, although a portion of the Fund’s distributions may not be exempt. Even if distributions are exempt from federal income tax, they may be subject to state and local taxes. The Fund may invest up to 20% of its assets in securities whose income is subject to federal AMT. You may owe tax on a portion of your distributions if federal AMT applies to you. You may be subject to tax on any net capital gain realized by the Fund.

Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year are treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may be eligible to elect to “pass through” to you foreign income taxes that it pays. If a Fund is eligible for and makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations. Tax-exempt holders of Fund shares, such as qualified retirement plans, will not generally benefit from such deduction or credit.

Your redemption of Fund shares may result in a taxable gain or loss to you for federal income tax purposes, depending on whether the redemption proceeds are more or less than your basis in the redeemed shares. The gain or loss will generally be treated as long-term capital gain or loss if the shares were held for more than one year and if not held for such period, as short-term capital gain or loss. An exchange of Fund shares for shares in any other Marshall Fund generally will be treated for federal tax purposes as a redemption followed by the purchase of shares of the other Fund, and thus will generally result in the same tax treatment as a redemption of Fund shares.

If you do not furnish a Fund with your correct social security number or taxpayer identification number, you fail to make certain required certifications and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions (including tax-exempt interest dividends) and redemption proceeds, currently at a rate of 28% for U.S. citizens and residents. Back-up withholding is not an additional tax. Any amounts withheld may be credited against your federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

This section is not intended to be a full discussion of the federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. Please consult your own tax advisor regarding federal, state, foreign and local tax considerations.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (SAI).

66	ACCOUNT AND SHARE INFORMATION

Marshall Funds, Inc. Information

Management of the Marshall Funds. The Board governs the Funds. The Board oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund’s assets, including buying and selling portfolio securities for the Funds (except the INTERNATIONAL STOCK FUND, EMERGING MARKETS EQUITY FUND and CORPORATE INCOME FUND). The Adviser’s address is 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202.

The Adviser has entered into a sub-advisory contract with an affiliate, Taplin, Canida & Habacht, LLC, pursuant to which TCH manages the CORPORATE INCOME FUND, subject to oversight by the Adviser.

The Adviser has entered into a sub-advisory contract with Acadian Asset Management, LLC, pursuant to which Acadian manages a portion of the INTERNATIONAL STOCK FUND’s portfolio, subject to oversight by the Adviser.

The Adviser has entered into a sub-advisory contract with Trilogy Global Advisors, LLC, pursuant to which Trilogy manages a portion of the INTERNATIONAL STOCK FUND’s portfolio and manages the EMERGING MARKETS EQUITY FUND, subject to oversight by the Adviser.

Adviser’s Background. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2009, the Adviser had approximately $32.3 billion in assets under management, of which approximately $9.6 billion was in the Marshall Funds’ assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Marshall Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Sub-Advisers’ Background. TCH, an affiliate of the Adviser, is a registered investment adviser that provides investment management services to investment companies, pension and profit sharing plans, state or municipal government entities, corporations, charitable organizations and individuals. As of August 31, 2009, TCH had approximately $7.3 billion in assets under management. TCH’s address is 1001 Brickell Bay Drive,

Suite 2100, Miami, Florida 33131. TCH is a majority-owned subsidiary of the Adviser. Accordingly, TCH and the Adviser are affiliates.

Acadian is a registered investment adviser that has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans, other institutions and individuals since 1986. As of August 31, 2009, Acadian had approximately $63.5 billion in assets under management. Acadian’s address is One Post Office Square, Boston, Massachusetts 02109.

Trilogy is a registered investment adviser that provides investment management services to investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2009, Trilogy had approximately $12.1 billion in assets under management. Trilogy’s address is 1114 Avenue of the Americas, 28th Floor, New York, New York 10036.

All fees of the sub-advisers are paid by the Adviser.

Manager of Managers Structure. The Funds and the Adviser have received an exemptive order from the SEC granting exemptions from certain provisions of the 1940 Act, pursuant to which the Adviser will be permitted to enter into and materially amend sub-advisory agreements with sub-advisers who are not affiliated with the Funds or the Adviser without shareholder approval of the applicable Fund, subject to the supervision and approval of the Board and certain other conditions specified in the order. Consequently, the Adviser will have the right to hire, terminate or replace sub-advisers without shareholder approval when the Board and the Adviser feel that a change would benefit a Fund. Within 90 days after the hiring of a new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship. The Adviser will continue to have the ultimate responsibility (subject to the oversight of the Board) to oversee the sub-advisers and recommend their hiring, termination and replacement. The manager of managers structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not

MARSHALL FUNDS, INC. INFORMATION	67

Marshall Funds, Inc. Information (cont.)

permit investment management fees paid by the Funds to be increased or change the Adviser’s obligations under the investment advisory agreement with the Funds, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Funds, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Funds or the Adviser will require shareholder approval. Currently, only the INTERNATIONAL STOCK FUND, CORPORATE INCOME FUND and EMERGING MARKETS EQUITY FUND employ the manager of managers structure.

Portfolio Managers. Richard M. Rokus has managed the GOVERNMENT MONEY MARKET FUND since its inception in May 2004, the PRIME MONEY MARKET FUND since January 1994 and the SHORT-TERM INCOME FUND since October 2001. Mr. Rokus, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Whitewater.

Craig J. Mauermann has managed the TAX-FREE MONEY MARKET FUND since its inception in September 2004. Mr. Mauermann, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2004. Prior to joining the Adviser, he was a municipal bond analyst and trader for three municipal money market funds at Strong Capital Management, Inc. Mr. Mauermann holds an M.B.A. degree and a B.A. degree from Marquette University.

Jason D. Weiner has managed the SHORT-INTERMEDIATE BOND FUND since October 2001, the GOVERNMENT INCOME FUND since April 2001 and the AGGREGATE BOND FUND since its inception in 2007. Mr. Weiner, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 1993. Mr. Weiner, who is a Chartered Financial Analyst, received his B.S. degree in Finance and International Business from Marquette University.

TCH has managed the CORPORATE INCOME FUND since its inception in December 2008. Tere Alvarez Canida, Alan M. Habacht and William J. Canida co-manage the CORPORATE INCOME FUND on a team basis. Ms. Canida and Messrs. Habacht and Canida also co-manage another Marshall Fund. All members of the team share investment decision making responsibilities with respect to the Funds. Ms. Canida is President and Managing Principal of TCH. Prior to joining TCH in 1985, she served as vice president and senior investment officer of Southeast Bank. Ms. Canida, who is a Chartered Financial Analyst, received her B.S. degree in international economics from Georgetown University and her M.B.A. degree from The George Washington University. Mr. Habacht is Vice President and Principal of TCH. Prior to joining TCH in 1987, he served as senior vice president and portfolio manager for INVESCO Capital Management. He also served as a security analyst for Weiss, Peck & Greer, Alliance Capital Management and Bache & Company. He received his B.A. degree in finance from Boston University. Mr. Canida is Vice President and Principal of TCH. Prior to joining TCH in 1985, he served as vice president and senior investment officer for Harris Trust Company of Florida. He also was vice president and treasurer of AmeriFirst Florida Trust Company and Southeast Banks Trust Company, N.A. Mr. Canida, who is a Chartered Financial Analyst, received his B.A. degree in finance and his M.B.A. degree from Indiana University.

Daniel P. Brown has managed the LARGE-CAP VALUE FUND since June 2004. Mr. Brown, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 1997. Prior to joining the Adviser, he held positions with Kemper Securities Group and Mutual Savings Bank. Mr. Brown is a Chartered Financial Analyst and a member of the CFA Institute, the Milwaukee Investment Analysts Society and the Chicago Quantitative Alliance. He holds a B.B.A. degree in Finance from the University of Wisconsin-Milwaukee.

Alan K. Creech and Robert G. Cummisford have co-managed the LARGE-CAP GROWTH FUND since March 2007 and have equal investment decision-making responsibilities. Mr. Creech, a Portfolio Manager and a Vice President of the Adviser, joined the Adviser in 2004. He previously served as the Senior Analyst on the Fund since 2004 and as an analyst at Banc One Investment Advisors, supporting several growth funds. He holds a B.S. degree in Economics from the University of Tennessee and an M.B.A. from Wayne State University. Mr. Cummisford, a Portfolio Manager and Vice President of the Adviser, joined the Adviser in 2004. He has provided analytical support to the Fund since 2004. Prior to joining the Adviser, he

68	MARSHALL FUNDS, INC. INFORMATION

Marshall Funds, Inc. Information (cont.)

held positions with Old Kent/Fifth Third, Ibbotson Associates and First Chicago. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of Milwaukee, Inc. He holds B.A. degrees in Economics and Behavioral Sciences from Lake Forest College.

Matthew B. Fahey has managed the MID-CAP VALUE FUND since June 1997. Mr. Fahey, a Senior Vice President and a Portfolio Manager of the Adviser since 1988, joined the Adviser in October 1984. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University.

Kenneth S. Salmon and Patrick M. Gundlach co-manage the MID-CAP GROWTH FUND and the SMALL-CAP GROWTH FUND and have equal investment decision-making responsibilities with respect to the Funds. Mr. Salmon has co-managed the Funds since December 2004. He is a Vice President and a Portfolio Manager of the Adviser and joined the Adviser in 2000. Prior to joining the Adviser, Mr. Salmon was a senior analyst focused on growth companies at Tucker Anthony Sutro and C.L. King & Associates. Mr. Salmon graduated cum laude with a B.A. in Economics from State University of New York in Potsdam, New York. Mr. Gundlach has co-managed the Funds since July 2007. He is a Portfolio Manager and a Vice President of the Adviser and joined the Adviser in 2004. He has been a Senior Analyst for both strategies since 2004. Previously, he was a research analyst for the Nicholas Company, where he focused on small and mid-cap equities. He holds a BBA degree and MS degree in Finance from the University of Wisconsin-Madison, where, as a student in the University of Wisconsin’s Applied Securities Analysis Program, he served as portfolio manager, equity analyst and accountant for the Badgerfund, a small-cap domestic equity fund. He is a member of the CFA Institute and the CFA Society of Milwaukee, Inc.

The INTERNATIONAL STOCK FUND is managed by two sub-advisers, Trilogy and Acadian.

William Sterling, Robert Beckwitt and Gregory J. Gigliotti co-manage the portion of the INTERNATIONAL STOCK FUND’s assets managed by Trilogy. Mr. Sterling is the lead member but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Sterling is Chief Investment Officer and Senior Portfolio Manager at Trilogy. He was a founding partner, Chairman and Chief Investment Officer of Trilogy Advisors LLC since 1999, prior to the merger of Trilogy Advisors and BPI Global Asset Management LLC in 2005. Previously, Mr. Sterling was an Executive Director and Global Head of Equities at Credit Suisse Asset Management, Managing Director of International Equities at BEA Associates, and First Vice President at Merrill Lynch, first as Head of Economic Research in Tokyo and later as Head of International Economic Research in New York. Mr. Sterling received a B.A. degree in Economics from Carleton College and M.A. and Ph.D. degrees in Economics from Harvard University. Mr. Beckwitt is Managing Director and Senior Portfolio Manager at Trilogy. Prior to joining Trilogy in 2001, Mr. Beckwitt was with Goldman Sachs Asset Management, where he was a Managing Director and served as a Portfolio Manager and Co-Head of International Equities and Emerging Markets. Previously, Mr. Beckwitt was a Portfolio Manager at Fidelity Investments. He has a B.A. in Economics from Princeton and a M.S. in Finance from Sloan School at Massachusetts Institute of Technology. Mr. Gigliotti is Managing Director and Senior Portfolio Manager at Trilogy. Prior to joining Trilogy in 2002, Mr. Gigliotti was a Managing Director of Iridian Asset Management. Previously, Mr. Gigliotti was a Vice President and Senior Portfolio Manager at Goldman Sachs Asset Management and was a Vice President and Senior Analyst at Franklin Mutual Advisors (formerly the Mutual Series Funds). He has a B.A. in Economics and International Relations from Connecticut College.

Brian K. Wolahan and Charles H. Wang serve as co-portfolio managers for the portion of the INTERNATIONAL STOCK FUND’s assets managed by Acadian. Mr. Wolahan and Mr. Wang have equal investment decision-making responsibilities with respect to the Fund and are supported by a team of investment professionals. Mr. Wolahan is Co-Director of Research and a Senior Portfolio Manager at Acadian. He received his undergraduate degree from Lehigh University and an M.S. degree in Management from MIT. Before joining Acadian in 1990, he worked in the Systems Planning Group at Bank of New England and as a Senior Systems Analyst at Mars Incorporated. He is a Chartered Financial Analyst. Mr. Wang is a

MARSHALL FUNDS, INC. INFORMATION	69

Marshall Funds, Inc. Information (cont.)

Senior Portfolio Manager and Co-Director of Research at Acadian. Prior to joining Acadian in 2000, he worked as a senior quantitative equity analyst for a number of investment firms, including Putnam Investments. Mr. Wang has a Ph.D. from Yale’s School of Management, a B.S. in mathematics from Beijing University and an M.S. from the University of Massachusetts.

Trilogy has managed the EMERGING MARKETS EQUITY FUND since its inception in December 2008. Pablo Salas, William Sterling and Robert Beckwitt co-manage the EMERGING MARKETS EQUITY FUND. Mr. Salas is the lead member but all members of the team share investment decision-making responsibilities with respect to the Fund. Mr. Salas is a Managing Director and Senior Portfolio Manager at Trilogy. Prior to joining Trilogy in 2005 through the merger of Trilogy Advisors LLC and BPI Global Asset Management LLC, he had been Portfolio Manager of the BPI Emerging Markets Portfolio since April 1997. Previously, he was a Director and Senior Portfolio Manager in the International Portfolio Management and Research area of STI Capital Management/Sun Trust, Inc. where he launched the Emerging Markets Portfolio; was a Portfolio Manager in the International Equities area at Lazard Freres Asset Management where he launched an Emerging Markets Portfolio; and held prior positions at the Principal Financial Group/Invista Capital Management and NationsBank. He earned a B.S. in Business Administration from Indiana University and earned a M.B.A. from the University of Wisconsin. The biographies of Messrs. Sterling and Beckwitt are included above under the INTERNATIONAL STOCK FUND.

The Funds’ SAI provides additional information about certain portfolio managers, including other accounts they manage, their ownership of Fund shares, and their compensation.

Advisory Fees. The Adviser is entitled to receive from each Fund an investment advisory fee equal to a percentage of each Fund’s average daily net assets (ADNA) at the rates, and subject to reduction at breakpoints for each Fund except SMALL-CAP GROWTH FUND, listed in the following tables.

Equity Funds and Income Funds:

	Advisory Fee (as % of each Fund’s ADNA)

Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Large-Cap Value Fund	0.75%	0.74%	0.70%	0.65%
Large-Cap Growth Fund	0.75	0.74	0.70	0.65
Mid-Cap Value Fund	0.75	0.74	0.70	0.65
Mid-Cap Growth Fund	0.75	0.74	0.70	0.65
Small-Cap Growth Fund	1.00	1.00	1.00	1.00
International Stock Fund	1.00	0.99	0.95	0.90
Emerging Markets Equity Fund	1.00	0.99	0.95	0.90
Short-Term Income Fund	0.20	0.19	0.10	0.10
Short-Intermediate Bond Fund	0.40	0.39	0.30	0.25
Government Income Fund	0.40	0.39	0.30	0.25
Corporate Income Fund	0.25	0.24	0.15	0.10
Aggregate Bond Fund	0.40	0.39	0.30	0.25

Money Market Funds:

	Advisory Fee (as % of each Fund’s ADNA)

Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

70	MARSHALL FUNDS, INC. INFORMATION

Marshall Funds, Inc. Information (cont.)

The following table reflects the investment advisory fee paid by each Fund (except EMERGING MARKETS EQUITY FUND and CORPORATE INCOME FUND), as a percentage of a Fund’s ADNA, during the fiscal year ended 2009, giving effect to breakpoints and/or voluntary waivers by the Adviser during the period.

Fund	Advisory Fee Received in Fiscal 2009
Large-Cap Value Fund	0.75%
Large-Cap Growth Fund	0.75
Mid-Cap Value Fund	0.75
Mid-Cap Growth Fund	0.75
Small-Cap Growth Fund	1.00
International Stock Fund	1.00
Short-Term Income Fund	0.00
Short-Intermediate Bond Fund	0.26
Government Income Fund	0.30
Aggregate Bond Fund	0.28
Government Money Market Fund	0.13
Tax-Free Money Market Fund	0.12
Prime Money Market Fund	0.13

The Adviser has the discretion to voluntarily waive a portion of its fee for any Fund. Any such waivers by the Adviser are voluntary and may be terminated at any time in the Adviser’s sole discretion.

As of September 1, 2009 for the INCOME AND MONEY MARKET FUNDS and December 29, 2009 for the EQUITY FUNDS, the Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the percentage of the average daily net assets of the class of the following Funds (the “Expense Limit”), as set forth below. Acquired Fund Fees and Expenses are excluded from the Expense Limit for each applicable Fund. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated. With respect to INTERNATIONAL STOCK FUND, each sub-adviser has agreed to pay a portion of the Adviser’s obligation under the Fund’s Expense Limit.

Fund	Expense Limit
Large-Cap Value Fund	1.24%
Large-Cap Growth Fund	1.24%
Mid-Cap Value Fund	1.24%
Mid-Cap Growth Fund	1.24%
Small-Cap Growth Fund	1.44%
International Stock Fund	1.45%
Emerging Markets Equity Fund	1.50%
Short-Term Income Fund	0.60%
Short-Intermediate Bond Fund	0.80%
Government Income Fund	0.80%
Corporate Income Fund	0.80%
Aggregate Bond Fund	0.80%
Government Money Market Fund	0.45%
Tax-Free Money Market Fund	0.45%
Prime Money Market Fund	0.75%

The Funds’ August 31, 2009 Annual Report contains a discussion regarding the Board’s basis for approving the investment advisory contract and sub-advisory contracts on behalf of the Funds.

Affiliate Services and Fees. M&I Trust, an affiliate of the Adviser, provides services to the Funds as custodian of the assets (except for the INTERNATIONAL STOCK FUND and EMERGING MARKETS EQUITY FUND), shareholder services agent, securities lending agent, recordkeeper and administrator directly and through its division, MIS. For each domestic Fund, the custody fees are calculated at the annual rate of 0.02% on the first $250 million of ADNA plus 0.01% of assets exceeding $250 million. M&I Trust is entitled to receive shareholder services fees from each Fund at the annual rate of 0.25% of the Fund’s ADNA. M&I Trust has the discretion to waive a portion of its fees. However, any fee waivers are voluntary and may be terminated at any time in its sole discretion. As compensation for its services as securities lending agent, M&I Trust receives a portion of each Fund’s revenues from securities lending activities.

M&I Trust is the administrator of the Funds and UMB Fund Services, Inc. (UMB) is the sub-administrator.

MARSHALL FUNDS, INC. INFORMATION	71

Marshall Funds, Inc. Information (cont.)

M&I Trust, as administrator, is entitled to receive fees from each of the EQUITY FUNDS and INCOME FUNDS at the following annual rates as a percentage of the Fund’s ADNA:

Fee	Fund’s ADNA
0.0925%	on the first $250 million
0.0850%	on the next $250 million
0.0800%	on the next $200 million
0.0400%	on the next $100 million
0.0200%	on the next $200 million
0.0100%	on ADNA in excess of $1.0 billion

M&I Trust, as administrator, is entitled to receive fees from the MONEY MARKET FUNDS at the following annual rates based on the aggregate ADNA of the MONEY MARKET FUNDS combined:

Fee	Combined ADNA
0.040%	on the first $2 billion
0.030%	on the next $2 billion
0.025%	on the next $2 billion
0.020%	on the next $2 billion
0.010%	on ADNA in excess of $8 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives from each Fund an annual per-account fee, which differs among the Funds, for recordkeeping services to trust and institutional accounts maintained on its trust accounting system.

Payments to Financial Intermediaries. From time to time, the Adviser, M&I Trust, M&I Financial Advisors, the distributor or their affiliates may enter into arrangements with each other or with brokers or other financial intermediaries pursuant to which such parties agree to perform record-keeping, administrative or other services on behalf of their clients who are Fund shareholders. Pursuant to these arrangements, the Adviser, M&I Trust, M&I Financial Advisors, the distributor or their affiliates may make payments to each other or to brokers or other financial intermediaries from their own resources (including shareholder services fees paid by the Funds to M&I Trust) for services provided to clients who hold Fund shares. In addition, the Adviser or an affiliate may make payments to a financial intermediary, including affiliates such as M&I Financial Advisors, based on the value of Fund shares held through the affiliate or intermediary, to compensate it for introducing new shareholders to the Funds and for other services. For its services, M&I Financial Advisors will receive special cash compensation based on the value of Fund shares invested through certain intermediaries for a designated time period. The receipt of (or prospect of receiving) such compensation may provide the affiliate or intermediary and its salespersons with an incentive to favor sales of Fund shares, or certain classes of those shares, over other investment alternatives. You may wish to consider whether such arrangements exist when evaluating recommendations from the affiliate or intermediary.

Distributor. M&I Distributors, LLC (MID), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc., acts as principal distributor of the Funds’ shares. All fees of the distributor are paid by M&I Trust. MID is an affiliate of the Adviser and M&I Trust.

72	MARSHALL FUNDS, INC. INFORMATION

Historical Performance for Similar Accounts

Trilogy Emerging Markets Composite

The following table shows the historical composite performance data for all of Trilogy’s advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the EMERGING MARKETS EQUITY FUND, known as the Trilogy Emerging Markets Composite (the Emerging Markets Composite).

The Emerging Markets Composite is not subject to the same types of expenses as the EMERGING MARKETS EQUITY FUND and its member accounts may be subject to different diversification requirements, specific tax restrictions and investment limitations imposed by the Internal Revenue Code of 1986, as amended, foreign tax laws and/or the 1940 Act than those imposed on the EMERGING MARKETS EQUITY FUND. The data is provided to illustrate the past performance of Trilogy in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the EMERGING MARKETS EQUITY FUND. This performance data should not be considered an indication of the future performance of the EMERGING MARKETS EQUITY FUND or Trilogy.

Trilogy has prepared and presented all returns included herein in compliance with the Global Investment Performance Standards (GIPS®).

Monthly returns are linked geometrically to arrive at the annual total return.

The Emerging Markets Composite returns reflect the deduction of all costs and expenses and include the reinvestment of all income. The performance was calculated using the standard management fee as described in Part II of Trilogy’s Form ADV (100 BP). Both the Emerging Markets Composite and the Emerging Markets Index total returns reflect deduction of estimated foreign withholding taxes on dividends, interest, and capital gains. The GIPS® standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The Emerging Markets Composite expenses are lower than the expenses of Advisor Class shares of the EMERGING MARKETS EQUITY FUND. Accordingly, if the Fund’s Advisor Class shares’ expenses had been deducted from the Emerging Markets Composite’s returns, the returns would have been lower than those shown.

Periods Ended 8/31/09	Emerging Markets Composite Total Return	MSCI Emerging Markets Index(1)
1 Year	(18.57)%	(9.95)%
5 Years	17.60%	16.59%
10 Years	12.51%	10.36%
Since Inception(2)	10.67%	6.71%

(1) The MSCI Emerging Markets Index is a market capitalization-weighted index comprised of over 800 companies representative of the market structure of the emerging countries in Europe, Latin America, Africa, Middle East and Asia. Prior to January 1, 2002, the returns of the MSCI Emerging Markets Index were presented before application of withholding taxes.

(2) The Emerging Markets Composite commenced operations on April 1, 1997. The Emerging Markets Composite includes all of Trilogy’s discretionary institutional and mutual fund accounts (including sub-advisory relationships) with comparable investment objectives and risks that have at least $2 million in assets and have been managed by Trilogy for at least one full month.

HISTORICAL PERFORMANCE FOR SIMILAR ACCOUNTS	73

Historical Performance for Similar Accounts

TCH Corporate Fixed Income Composite

The following table shows the historical composite performance data for all of TCH’s advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the CORPORATE INCOME FUND, known as the TCH Corporate Fixed Income Composite.

The TCH Corporate Fixed Income Composite is not subject to the same types of expenses as the CORPORATE INCOME FUND and its member accounts may be subject to different diversification requirements, specific tax restrictions and investment limitations imposed by the Internal Revenue Code of 1986, as amended, foreign tax laws and/or the 1940 Act than those imposed on the CORPORATE INCOME FUND. The data is provided to illustrate the past performance of TCH in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the CORPORATE INCOME FUND. This performance data should not be considered an indication of the future performance of the CORPORATE INCOME FUND or TCH.

TCH has prepared and presented all returns included herein in compliance with the Global Investment Performance Standards (GIPS®).

Monthly returns are linked geometrically to arrive at the annual total return.

The TCH Corporate Fixed Income Composite returns reflect the deduction of all costs and expenses and include the reinvestment of all income. The performance was calculated using actual investment management fees incurred by each account in the composite. The GIPS® standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The TCH Corporate Fixed Income Composite expenses are lower than the expenses of Advisor Class shares of the CORPORATE INCOME FUND. Accordingly, if the Fund’s Advisor Class shares’ expenses had been deducted from the TCH Corporate Fixed Income Composite’s returns, the returns would have been lower than those shown.

Periods Ended 8/31/09	TCH Corporate Fixed Income Composite Total Return	Barclays Capital Credit Index(1)
1 Year	22.80%	19.49%
5 Years	3.93%	4.72%
10 Years	6.44%	6.53%
Since Inception(2)	7.33%	7.10%

(1) The Barclays Capital Credit Index represents securities that are SEC-registered, taxable and U.S. dollar denominated. The index covers U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.

(2) The TCH Corporate Fixed Income Composite commenced operations on September 30, 1991.

74	HISTORICAL PERFORMANCE FOR SIMILAR ACCOUNTS

Financial Highlights–Advisor Class of Shares (For a share outstanding throughout each period)

The Financial Highlights will help you understand the financial performance of the Advisor Class shares of each applicable Fund for the last five fiscal years or since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains distributions.

The information for the fiscal years ended August 31, 2009, 2008, 2007 and 2006 was audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements and notes thereto, is included in the Funds’ Annual Report dated August 31, 2009, which is available free of charge from the Funds. The information for the prior year was audited by a different firm.

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments, Options, Futures Contracts and Foreign Currency Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)			Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Net Expenses(2)	Expense Waiver(2)	Net Investment Income (Loss)(2)

Large-Cap Value Fund
2005(3)	$14.20	$0.32	$1.01	$1.33	$(0.35)	$(0.72)	$(1.07)	$14.46	9.77%	1.22%	0.25%	2.30%	$11,918	103%
2006(3)	14.46	0.20	1.36	1.56	(0.20)	(1.88)	(2.08)	13.94	11.99	1.23	0.05	1.47	12,110	121
2007(3)	13.94	0.18	1.55	1.73	(0.18)	(1.19)	(1.37)	14.30	12.89	1.22	0.01	1.26	12,213	43
2008(3)	14.30	0.16	(1.56)	(1.40)	(0.14)	(0.69)	(0.83)	12.07	(10.48)	1.24	—	1.16	9,455	40
2009(3)	12.07	0.17	(2.65)	(2.48)	(0.17)	(0.00)	(0.17)	9.42	(20.50)	1.33	—	1.81	6,543	73
Large-Cap Growth Fund
2005(3)	12.10	0.08	1.55	1.63	(0.09)	—	(0.09)	13.64	13.51	1.26	0.25	0.63	8,796	146
2006(3)	13.64	0.00	0.40	0.40	(0.01)	(1.87)	(1.88)	12.16	2.86	1.27	0.05	0.00 (6)	9,316	134
2007(3)	12.16	0.01	1.99	2.00	0.00	(0.43)	(0.43)	13.73	16.68	1.27	0.01	0.09	9,454	75
2008(3)	13.73	(0.01)	(0.75)	(0.76)	(0.01)	(1.14)	(1.15)	11.82	(6.62)	1.27	—	(0.07)	7,948	122
2009(3)	11.82	0.03	(2.20)	(2.17)	(0.01)	—	(0.01)	9.64	(18.34)	1.39	—	0.38	5,405	142
Mid-Cap Value Fund
2005(3)	14.24	0.03	2.61	2.64	(0.06)	(0.96)	(1.02)	15.86	19.16	1.20	0.25	0.25	12,497	37
2006(3)	15.86	0.07	0.70	0.77	(0.05)	(1.50)	(1.55)	15.08	5.12	1.19	0.05	0.47	12,914	63
2007(3)	15.08	0.06	1.94	2.00	(0.07)	(1.38)	(1.45)	15.63	13.52	1.21	0.01	0.37	12,782	62
2008(3)	15.63	0.04	(1.47)	(1.43)	(0.06)	(1.99)	(2.05)	12.15	(10.27)	1.24	—	0.35	9,076	41
2009(3)	12.15	0.06	(2.01)	(1.95)	(0.02)	(0.55)	(0.57)	9.63	(14.74)	1.37	—	0.63	6,238	63
Mid-Cap Growth Fund
2005(3)	11.15	(0.10)	2.60	2.50	—	—	—	13.65	22.42	1.29	0.26	(0.72)	4,784	188
2006(3)	13.65	(0.10)	0.88	0.78	—	—	—	14.43	5.71	1.30	0.05	(0.64)	4,396	134
2007(3)	14.43	(0.11)	3.14	3.03	—	—	—	17.46	21.00	1.27	0.01	(0.61)	4,916	169
2008(3)	17.46	(0.10)	(0.26)	(0.36)	—	—	—	17.10	(2.06)	1.26	—	(0.55)	4,804	186
2009(3)	17.10	(0.01)	(3.87)	(3.88)	—	(0.60)	(0.60)	12.62	(21.96)	1.35	—	(0.06)	3,245	224

FINANCIAL HIGHLIGHTS	75

Financial Highlights–Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments, Options, Futures Contracts and Foreign Currency Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)			Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Net Expenses(2)	Expense Waiver(2)	Net Investment Income (Loss)(2)

Small-Cap Growth Fund
2005(3)	$12.60	$(0.18)	$3.60	$3.42	$—	$—	$—	$16.02	27.14%	1.55%	0.26%	(1.21)%	$6,173	195%
2006(3)	16.02	(0.15)	1.94	1.79	—	(1.37)	(1.37)	16.44	11.37	1.54	0.04	(0.93)	6,976	148
2007(3)	16.44	(0.17)	4.07	3.90	—	(1.33)	(1.33)	19.01	24.73	1.53	0.01	(0.91)	7,992	176
2008(3)	19.01	(0.05)	(1.44)	(1.49)	—	(3.33)	(3.33)	14.19	(10.37)	1.51	—	(0.84)	15,423	174
2009(3)	14.19	(0.02)	(2.25)	(2.27)	—	—	—	11.92	(16.00)	1.60	—	(0.19)	12,685	233
International Stock Fund
2005(3)	11.00	0.09	2.33	2.42	(0.07)	—	(0.07)	13.35	22.03	1.48	0.27	0.70	5,449	150
2006(3)	13.35	0.12	3.06	3.18	(0.12)	—	(0.12)	16.41	23.90	1.49	0.05	0.75	7,739	146
2007(3)	16.41	0.20	2.65	2.85	(0.04)	(1.88)	(1.92)	17.34	18.37	1.45	0.02	1.23	7,771	98
2008(3)	17.34	0.18	(2.91)	(2.73)	(0.20)	(2.00)	(2.20)	12.41	(18.11)	1.47	—	1.09	5,287	62
2009(3)	12.41	0.14	(3.11)	(2.97)	(0.33)	(0.27)	(0.60)	8.84	(22.94)	1.69	—	1.45	2,827	113
Emerging Markets Equity Fund
2009(3)(8)	10.00	0.07	4.39	4.46	(0.01)	—	(0.01)	14.45	44.61	1.50	1.27	1.28	79	58
Short-Term Income Fund
2005(3)	9.21	0.25	(0.11)	0.14	(0.32)	—	(0.32)	9.03	1.51	0.77	0.59	2.72	2,792	52
2006(3)	9.03	0.29	0.04	0.33	(0.36)	—	(0.36)	9.00	3.69	0.81	0.39	3.22	2,664	19
2007(3)	9.00	0.37	0.04	0.41	(0.39)	—	(0.39)	9.02	4.60	0.76	0.32	4.11	2,526	52
2008(3)	9.02	0.40	(0.10)	0.30	(0.40)	—	(0.40)	8.92	3.38	0.60	0.20	4.46	2,047	47
2009(3)	8.92	0.36	0.05	0.41	(0.35)	—	(0.35)	8.98	4.89	0.60	0.27	4.21	1,824	49
Short-Intermediate Bond Fund
2005(3)	9.50	0.33	(0.08)	0.25	(0.35)	—	(0.35)	9.40	2.66	0.96	0.32	3.47	7,123	357
2006(3)	9.40	0.38	(0.17)	0.21	(0.38)	—	(0.38)	9.23	2.33	0.96	0.11	4.16	6,549	430
2007(3)	9.23	0.40	(0.07)	0.33	(0.40)	—	(0.40)	9.16	3.68	0.93	0.07	4.39	5,829	421
2008(3)	9.16	0.43	(0.26)	0.17	(0.43)	—	(0.43)	8.90	1.80	0.80	0.06	4.69	5,137	293
2009(3)	8.90	0.45	0.10	0.55	(0.46)	—	(0.46)	8.99	7.05	0.80	0.14	5.63	4,840	360
Government Income Fund
2005(3)	9.64	0.34	(0.02)	0.32	(0.36)	—	(0.36)	9.60	3.37	1.11	0.35	3.52	6,519	561
2006(3)	9.60	0.40	(0.18)	0.22	(0.40)	—	(0.40)	9.42	2.34	1.09	0.15	4.27	6,425	760
2007(3)	9.42	0.41	0.01	0.42	(0.40)	—	(0.40)	9.44	4.53	1.07	0.11	4.27	5,808	686
2008(3)	9.44	0.45	(0.07)	0.38	(0.44)	—	(0.44)	9.38	4.01	0.80	0.06	4.66	4,871	284
2009(3)	9.38	0.45	0.36	0.81	(0.44)	(0.26)	(0.70)	9.49	9.26	0.80	0.10	4.95	4,516	360
Corporate Income Fund
2009(3)(8)	10.00	0.34	1.57	1.91	(0.34)	—	(0.34)	11.57	19.46	0.80	1.04	5.10	1,233	38
Aggregate Bond Fund
2007(3)(7)	10.00	0.11	0.09	0.20	(0.11)	—	(0.11)	10.09	2.00	0.80	0.14	4.38	20	129
2008(3)	10.09	0.47	(0.03)	0.44	(0.46)	(0.06)	(0.52)	10.01	4.44	0.80	0.08	4.55	358	333
2009(3)	10.01	0.49	0.49	0.98	(0.48)	(0.32)	(0.80)	10.19	11.13	0.80	0.12	5.17	1,527	445

76	FINANCIAL HIGHLIGHTS

Financial Highlights–Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments, Options, Futures Contracts and Foreign Currency Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)				Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Net Expenses(2)		Expense Waiver(2)	Net Investment Income (Loss)(2)

Prime Money Market Fund
2005	$1.00	$0.02	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	1.91%	0.75%		0.04%	1.90%	$75,993	—%
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.94	0.75		0.04	3.89	90,776	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.75	0.75		0.02	4.65	115,093	—
2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.34	0.75		0.01	3.20	140,379	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.85	0.78	(9)	0.01	0.91	102,679	—

(1)	Based on net asset value, which does not reflect the sales charge, or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01, except for International Stock Fund, which was $0.01 for the year ended August 31, 2004.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(8)	Reflects operations for the period from December 23, 2008 (commencement of operations) to February 28, 2009.
(9)	Participation fees for the Treasury’s Temporary Guarantee Program in the Prime Money Market Fund amounted to 0.04%.

FINANCIAL HIGHLIGHTS	77

Financial Highlights–Investor Class of Shares (For a share outstanding throughout each period)

The Financial Highlights will help you understand the financial performance of the Investor Class shares of the GOVERNMENT MONEY MARKET FUND and the TAX-FREE MONEY MARKET FUND for the last five fiscal years or since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains distributions.

The information for the fiscal years ended August 31, 2009, 2008, 2007 and 2006 was audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements and notes thereto, is included in the Funds’ Annual Report dated August 31, 2009, which is available free of charge from the Funds. The information for the prior year was audited by a different firm.

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments, Options, Futures Contracts and Foreign Currency Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(1)(3)	Ratios to Average Net Assets(5)				Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(3)
										Net Expenses(2)		Expense Waiver(2)	Net Investment Income (Loss)(2)

Government Money Market Fund
2005	$1.00	$0.02	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	2.11%	0.45%		0.18%	2.09%	$121,712	—%
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.16	0.45		0.17	4.09	92,339	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.99	0.45		0.13	4.88	199,797	—
2008	1.00	0.03	—	0.03	(0.03)	(0.00)	(0.03)	1.00	3.19	0.45		0.10	2.91	309,487	—
2009	1.00	0.01	—	0.01	(0.01)	(0.00)	(0.01)	1.00	0.56	0.47	(5)	0.08	0.53	476,685	—
Tax-Free Money Market Fund
2005(4)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.60	0.45		0.14	1.76	142,826	—
2006	1.00	0.03	—	0.03	(0.03)	(0.00)	(0.03)	1.00	2.84	0.45		0.13	2.85	192,603	—
2007	1.00	0.03	—	0.03	(0.03)	(0.00)	(0.03)	1.00	3.33	0.45		0.13	3.28	308,414	—
2008	1.00	0.03	—	0.03	(0.03)	(0.00)	(0.03)	1.00	2.57	0.45		0.09	2.48	424,211	—
2009	1.00	0.01	—	0.01	(0.01)	(0.00)	(0.01)	1.00	1.42	0.48	(5)	0.08	1.40	389,143	—

(1)	Based on net asset value.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Reflects operations for the period from September 22, 2004 (commencement of operations) to August 31, 2005.
(5)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.

78	FINANCIAL HIGHLIGHTS

Marshall Funds, Inc.

Privacy Policy Notice

Federal regulations require financial institutions to deliver a summary of their privacy policies to their customers. We were committed to maintaining the confidentiality of your personal information long before these regulations required us to do so, and intend to do the same in the future. Allow us to summarize for you, in clear, plain-English terms, our policies regarding how we obtain, handle, use and protect your personal information.

INFORMATION COLLECTION POLICY. We receive non-public personal information about you during the normal course of business from the following sources:

•

From you, or from your financial representative, on account applications, other forms or electronically (for example, your name, address, phone number, e-mail address, social security number, assets and income).

•	From you, or from your financial representative, through transactions, correspondence and other communications (for example, your specific investment purchases and your account balances).

•	From you in connection with providing you a financial product or service (for example, your bank account numbers used for transferring funds to or from the Marshall Funds).

INFORMATION SHARING POLICY. Under no circumstances, do we rent, sell or trade your personal information to anyone nor do we disclose it to anyone except as permitted or required by law. We may disclose your non-public personal information to companies that provide services to the Marshall Funds such as transfer agents, printers and mailing agents that deliver annual reports, prospectuses and other required shareholder communications. All of the information we collect may be shared with our affiliates (such as Marshall & Ilsley Trust Company, M&I Financial Advisors, Inc. and their affiliates). We also may share this information with financial institutions, such as the bank, broker-dealer or other financial intermediary through whom you purchased your shares of the Marshall Funds, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service or with other financial institutions with whom we have joint marketing agreements.

If you decide to close your account(s), we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION SECURITY POLICY. We maintain physical, electronic and procedural safeguards consistent with industry standards to protect the confidentiality, integrity and security of your non-public personal information. We permit access to your personal information only by authorized personnel who need that information to provide products or services to you. On our website, we use a full range of Internet security measures such as data encryption, user names and passwords. Please note, however, that when you use a link from our website to a non-Marshall Funds site, the Marshall Funds privacy policies and Internet security measures no longer apply.

We require third parties to protect the security and confidentiality of your non-public personal information. These requirements are reflected in written agreements between the Marshall Funds and third party service providers. Except as required by law, under no circumstances do we permit third parties to rent, sell, trade or otherwise release or disclose your personal information to any other party.

CHANGES TO OUR PRIVACY POLICY. The Marshall Funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

ADDITIONAL RIGHTS. You may have other privacy protections under applicable state laws. To the extent those state laws apply, we will comply with them with respect to your non-public personal information.

* * *

For questions about our privacy policy, please contact us at 1-800-236-FUND (3863) or visit our website at http://www.marshallfunds.com.

Not Part of the Prospectus

The SAI is incorporated by reference into this Prospectus. Additional information about the Funds’ investments is contained in the SAI and the Annual and Semi-Annual Reports of the Funds as they become available. The Annual Report’s investment commentaries discuss market conditions and investment strategies that significantly affected the performance of each Fund during its last fiscal year.

To obtain the SAI, Annual Report, Semi-Annual Report and other information, free of charge, and to make inquiries, write to or call your Authorized Dealer or call MIS at 1-800-236-FUND (3863) (Investor Class), 1-800-580-FUND (3863) (Advisor Class) or 1-414-287-8555. You also may obtain these materials free of charge on the Marshall Funds’ Internet site at http://www.marshallfunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.

They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section

Securities and Exchange Commission

Washington, D.C. 20549-0102

publicinfo@sec.gov

1-202-551-8090

Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

1-414-287-8555

1-800-236-FUND (3863) (Investor Class)

1-800-580-FUND (3863) (Advisor Class)

Internet address: http://www.marshallfunds.com

Not FDIC Insured	No Bank Guarantee	May Lose Value

M&I Distributors, LLC Distributor	Investment Company Act File No. 811-58433

Marshall Funds

Prospectus

December 29, 2009

Institutional Class (Class I)

• Marshall Large-Cap Value Fund (MLVIX)

• Marshall Large-Cap Growth Fund (MLCIX)

• Marshall Mid-Cap Value Fund (MRVIX)

• Marshall Mid-Cap Growth Fund (MRMIX)

• Marshall Small-Cap Growth Fund (MSGIX)

• Marshall International Stock Fund (MRIIX)

• Marshall Emerging Markets Equity Fund (MIEMX)

• Marshall Ultra Short Tax-Free Fund (MUISX)

• Marshall Short-Term Income Fund (MSIFX)

• Marshall Short-Intermediate Bond Fund (MIBIX)

• Marshall Government Income Fund (MGIIX)

• Marshall Corporate Income Fund (MCIIX)

• Marshall Aggregate Bond Fund (MRAIX)

• Marshall Core Plus Bond Fund (MCBIX)

• Marshall Government Money Market Fund (MGNXX)

• Marshall Tax-Free Money Market Fund (MFIXX)

• Marshall Prime Money Market Fund (MAIXX)

Shares of the Marshall Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, M&I Marshall & Ilsley Bank or any of its affiliates. Shares of the Marshall Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Institutional Class
(Class I)

FUND SUMMARY

Marshall Large-Cap Value Fund

Investment Goal

To provide capital appreciation and above-average dividend income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and Expense Reimbursement(1)	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.99%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.99% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$101
3 Years	$335
5 Years	$587
10 Years	$1,309

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in a broadly diversified portfolio of common stocks of large-sized U.S. companies similar in size to those within the Russell 1000 Value Index. These large-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 1000 Value Index, which as of August 31, 2009 was between $258 million and $337.4 billion. The median market capitalization of companies in the Russell 1000 Value Index as of the same period was $3.5 billion. In order to provide both capital appreciation and income, the Adviser attempts to structure the portfolio to pursue an above average yield. The Adviser selects stocks using a unique, quantitative, value-oriented approach.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

EQUITY FUNDS	1

Marshall Large-Cap Value Fund (cont.)

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks).

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund and provide some indication of the risks of investing in the Fund. Because the Institutional Class shares of the Fund do not have a full calendar year of performance, the following return information shows the historical performance of the Fund’s Investor Class shares (which are offered in a separate prospectus) and provides some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. The Institutional Class shares would have substantially similar returns as the Investor Class shares because they represent interests in the same portfolio of securities and the returns would differ only to the extent that the Institutional Class shares and the Investor Class shares do not have the same expenses. The actual return of the Institutional Class shares may have been higher than that of the Investor Class shares because the Institutional Class shares have lower expenses than the Investor Class shares. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 7.84%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/03	15.65%
Worst quarter	9/30/02	(17.64)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(32.50)%	(0.24)%	0.65%
Return After Taxes on Distributions	(32.66)%	(1.56)%	(0.65)%
Return After Taxes on Distributions and Sale of Fund Shares	(20.87)%	(0.12)%	0.26%
LLCVFI (reflects no deduction for sales charges or taxes)	(37.00)%	(1.90)%	(0.36)%
Russell 1000 Value (reflects no deduction for fees, expenses or taxes)	(36.85)%	(0.79)%	1.36%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Large-Cap Value Funds Index (LLCVFI) is an average of the 30 largest mutual funds in this Lipper category.

2	EQUITY FUNDS

Marshall Large-Cap Value Fund (cont.)

The Russell 1000 Value Index (Russell 1000 Value) measures the performance of those companies included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Daniel P. Brown, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since June 2004 and has been employed by the Adviser since 1997.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	3

Marshall Large-Cap Growth Fund

Investment Goal

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver and Expense Reimbursement(1)	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.99%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.99% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$101
3 Years	$347
5 Years	$613
10 Years	$1,373

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of large-sized U.S. companies similar in size to those within the Russell 1000 Growth Index. These large-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 1000 Growth Index, which as of August 31, 2009 was between $258 million and $337.4 billion. The median market capitalization of companies in the Russell 1000 Growth Index as of the same period was $4.0 billion. The Adviser looks for high quality companies with sustainable earnings growth that are available at reasonable prices.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

4	EQUITY FUNDS

Marshall Large-Cap Growth Fund (cont.)

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund and provide some indication of the risks of investing in the Fund. Because the Institutional Class shares of the Fund do not have a full calendar year of performance, the following return information shows the historical performance of the Fund’s Investor Class shares (which are offered in a separate prospectus) and provides some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. The Institutional Class shares would have substantially similar returns as the Investor Class shares because they represent interests in the same portfolio of securities and the returns would differ only to the extent that the Institutional Class shares and the Investor Class shares do not have the same expenses. The actual return of the Institutional Class shares may have been higher than that of the Investor Class shares because the Institutional Class shares have lower expenses than the Investor Class shares. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 26.30%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/99	13.46%
Worst quarter	12/31/08	(22.17)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(39.39)%	(3.03)%	(3.19)%
Return After Taxes on Distributions	(39.40)%	(3.90)%	(3.85)%
Return After Taxes on Distributions and Sale of Fund Shares	(25.59)%	(2.41)%	(2.59)%
LLCGFI (reflects no deduction for sales charges or taxes)	(41.39)%	(3.99)%	(4.76)%
Russell 1000 Growth (reflects no deduction for fees, expenses or taxes)	(38.44)%	(3.42)%	(4.27)%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Large-Cap Growth Funds Index (LLCGFI) is an average of the 30 largest mutual funds in this Lipper category.

EQUITY FUNDS	5

Marshall Large-Cap Growth Fund (cont.)

The Russell 1000 Growth Index (Russell 1000 Growth) measures the performance of those companies included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Managers. Alan K. Creech, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since March 2007 and has been employed by the Adviser since 2004. Robert G. Cummisford, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since March 2007 and has been employed by the Adviser since 2004.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6	EQUITY FUNDS

Marshall Mid-Cap Value Fund

Investment Goal

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver and Expense Reimbursement(1)	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.99%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.99% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$101
3 Years	$343
5 Years	$604
10 Years	$1,352

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in value-oriented common stocks of medium-sized U.S. companies similar in size to those within the Russell Midcap Value Index. These mid-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell Midcap Value Index, which as of August 31, 2009 was between $258 million and $12.3 billion. The median market capitalization of companies in the Russell Midcap Value Index as of the same period was $2.9 billion. The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the Standard & Poor’s 400® Index, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests

EQUITY FUNDS	7

Marshall Mid-Cap Value Fund (cont.)

its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks).

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund and provide some indication of the risks of investing in the Fund. Because the Institutional Class shares of the Fund do not have a full calendar year of performance, the following return information shows the historical performance of the Fund’s Investor Class shares (which are offered in a separate prospectus) and provides some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. The Institutional Class shares would have substantially similar returns as the Investor Class shares because they represent interests in the same portfolio of securities and the returns would differ only to the extent that the Institutional Class shares and the Investor Class shares do not have the same expenses. The actual return of the Institutional Class shares may have been higher than that of the Investor Class shares because the Institutional Class shares have lower expenses than the Investor Class shares. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 30.88%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/01	19.16%
Worst quarter	12/31/08	(22.55)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(37.17)%	(2.05)%	5.11%
Return After Taxes on Distributions	(37.83)%	(3.55)%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares	(23.31)%	(1.46)%	4.10%
LMCVFI (reflects no deduction for sales charges or taxes)	(39.71)%	(1.24)%	3.95%
RMCVI (reflects no deduction for fees, expenses or taxes)	(38.44)%	0.33%	4.44%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

8	EQUITY FUNDS

Marshall Mid-Cap Value Fund (cont.)

The Lipper Mid-Cap Value Funds Index (LMCVFI) is an average of the 30 largest mutual funds in this Lipper category.

The Russell Midcap Value Index (RMCVI) measures the performance of those companies included in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. Those companies are also included in the Russell 1000 Value Index.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Matthew B. Fahey, a Senior Vice President and a Portfolio Manager of the Adviser, has managed the Fund since June 1997 and has been employed by the Adviser since 1984.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	9

Marshall Mid-Cap Growth Fund

Investment Goal

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and Expense Reimbursement(1)	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.99%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.99% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$101
3 Years	$339
5 Years	$596
10 Years	$1,330

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 224% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in growth-oriented common stocks of medium-sized U.S. companies similar in size to those within the Russell Midcap Growth Index. These mid-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell Midcap Growth Index, which as of August 31, 2009 was between $258 million and $14.8 billion. The median market capitalization of companies in the Russell Midcap Growth Index as of the same period was $3.2 billion. The Adviser selects stocks of companies with growth characteristics, including companies with above average earnings growth potential and companies where significant changes are taking place, such as new products, services or methods of distribution, or overall business restructuring.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be

10	EQUITY FUNDS

Marshall Mid-Cap Growth Fund (cont.)

more susceptible to any economic, business or other developments that generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund and provide some indication of the risks of investing in the Fund. Because the Institutional Class shares of the Fund do not have a full calendar year of performance, the following return information shows the historical performance of the Fund’s Investor Class shares (which are offered in a separate prospectus) and provides some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. The Institutional Class shares would have substantially similar returns as the Investor Class shares because they represent interests in the same portfolio of securities and the returns would differ only to the extent that the Institutional Class shares and the Investor Class shares do not have the same expenses. The actual return of the Institutional Class shares may have been higher than that of the Investor Class shares because the Institutional Class shares have lower expenses than the Investor Class shares. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 25.09%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/99	41.02%
Worst quarter	9/30/01	(23.19)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(40.52)%	(1.22)%	0.47%
Return After Taxes on Distributions	(41.01)%	(1.38)%	(0.53)%
Return After Taxes on Distributions and Sale of Fund Shares	(25.72)%	(1.04)%	0.11%
LMCGFI (reflects no deduction for sales charges or taxes)	(44.04)%	(1.18)%	0.49%
RMCGI (reflects no deduction for fees, expenses or taxes)	(44.32)%	(2.33)%	(0.19)%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Mid-Cap Growth Funds Index (LMCGFI) is an average of the 30 largest mutual funds in this Lipper category.

EQUITY FUNDS	11

Marshall Mid-Cap Growth Fund (cont.)

The Russell Midcap Growth Index (RMCGI) measures the performance of those companies included in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Those companies are also included in the Russell 1000 Growth Index.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Managers. Kenneth S. Salmon, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since December 2004 and has been employed by the Adviser since 2000. Patrick M. Gundlach, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since July 2007 and has been employed by the Adviser since 2004.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12	EQUITY FUNDS

Marshall Small-Cap Growth Fund

Investment Goal

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.35%
Fee Waiver and Expense Reimbursement(1)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.19%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.19% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$121
3 Years	$412
5 Years	$724
10 Years	$1,610

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 233% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of small-sized U.S. companies similar in size to those within the Russell 2000 Growth Index. These small-sized companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 2000 Growth Index, which as of August 31, 2009 was between $16 million and $2.7 billion. The median market capitalization of companies in the Russell 2000 Growth Index as of the same period was $392 million. The Adviser selects stocks of companies with growth characteristics, including companies with above-average earnings growth potential and companies where significant changes are taking place, such as new products, services or methods of distribution, or overall business restructuring.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

EQUITY FUNDS	13

Marshall Small-Cap Growth Fund (cont.)

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund and provide some indication of the risks of investing in the Fund. Because the Institutional Class shares of the Fund do not have a full calendar year of performance, the following return information shows the historical performance of the Fund’s Investor Class shares (which are offered in a separate prospectus) and provides some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. The Institutional Class shares would have substantially similar returns as the Investor Class shares because they represent interests in the same portfolio of securities and the returns would differ only to the extent that the Institutional Class shares and the Investor Class shares do not have the same expenses. The actual return of the Institutional Class shares may have been higher than that of the Investor Class shares because the Institutional Class shares have lower expenses than the Investor Class shares. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 1999-2008)

The return for the Investor Class shares of the Fund from January 1, 2009 through September 30, 2009 was 35.18%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/99	38.36%
Worst quarter	9/30/01	(27.21)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	10 Year
Fund
Return Before Taxes	(42.50)%	(0.11)%	2.19%
Return After Taxes on Distributions	(42.50)%	(1.52)%	1.03%
Return After Taxes on Distributions and Sale of Fund Shares	(27.63)%	(0.12)%	1.70%
LSCGFI (reflects no deduction for sales charges or taxes)	(42.62)%	(4.06)%	0.92%
Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)	(38.54)%	(2.35)%	(0.76)%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Small-Cap Growth Funds Index (LSCGFI) is an average of the 30 largest mutual funds in this Lipper category.

14	EQUITY FUNDS

Marshall Small-Cap Growth Fund (cont.)

The Russell 2000 Growth Index (Russell 2000 Growth) measures the performance of those companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Managers. Kenneth S. Salmon, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since December 2004 and has been employed by the Adviser since 2000. Patrick M. Gundlach, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since July 2007 and has been employed by the Adviser since 2004.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	15

Marshall International Stock Fund

Investment Goal

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.44%
Fee Waiver and Expense Reimbursement(1)	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.20%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.20% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$122
3 Years	$432
5 Years	$764
10 Years	$1,704

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of any sized companies located outside the United States. In determining whether an issuer is located outside of the United States, the portfolio managers may consider: (i) the issuer's domicile, (ii) the primary trading market for the issuer's securities, or (iii) the location from where the issuer derives a majority of its revenue and the location of the issuer's principal business operations. The Fund’s sub-advisers, Trilogy Global Advisors, LLC (Trilogy) and Acadian Asset Management, LLC (Acadian), each manage approximately 50% of the Fund’s portfolio.

Trilogy uses a “bottom-up,” fundamental approach in selecting stocks for the Fund’s portfolio. Trilogy seeks to identify quality companies with attractive returns on equity, earnings growth and a strong capital structure.

Acadian uses a quantitative strategy with a focus on valuations to target attractively valued companies that also have positive earnings and price characteristics. Acadian selects stocks for the Fund’s portfolio using models that incorporate multiple factors designed to construct an optimal portfolio while keeping benchmark-relative risk to the desired level. These factors include, among others, price-to-cash earnings, changes in expected growth and changes in operating margins.

Effective September 1, 2005, Acadian was added as an additional sub-adviser to the Fund to manage approximately 50% of the Fund’s portfolio. Trilogy was the sole sub-adviser to the Fund from March 29, 1999 to September 1, 2005. Prior thereto, the Fund was managed by another firm.

16	EQUITY FUNDS

Marshall International Stock Fund (cont.)

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign Securities Risks. Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Institutional Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar years 2000-2008)

The return for the Institutional Class shares of the Fund from January 1, 2009 through September 30, 2009 was 26.68%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/03	20.18%
Worst quarter	9/30/08	(23.57)%

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	Since 9/1/99 Inception
Fund
Return Before Taxes	(47.68)%	(1.64)%	(0.72)%
Return After Taxes on Distributions	(47.94)%	(2.50)%	(1.75)%
Return After Taxes on Distributions and Sale of Fund Shares	(29.71)%	(0.78)%	(0.46)%
LIMCCI (reflects no deduction for sales charges or taxes)	(41.53)%	2.20%	1.93%
EAFE (reflects no deduction for fees, expenses or taxes)	(43.38)%	1.66%	0.08%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

EQUITY FUNDS	17

Marshall International Stock Fund (cont.)

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper International Multi-Cap Core Index (LIMCCI) is an average of the 30 largest mutual funds in this Lipper category.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) is a market capitalization-weighted equity index of international stocks designed to represent the performance of 21 developed markets outside of North America.

Management of the Fund

Adviser. M&I Investment Management Corp.

Sub-Advisers. Trilogy Global Advisors, LLC and Acadian Asset Management, LLC.

Portfolio Managers (Trilogy). William Sterling, Robert Beckwitt and Gregory J. Gigliotti co-manage the portion of the Fund’s assets managed by Trilogy. Mr. Sterling, Chief Investment Officer and Senior Portfolio Manager at Trilogy, has been with Trilogy since 1999. Mr. Beckwitt, Managing Director and Senior Portfolio Manager at Trilogy, has been with Trilogy since 2001. Mr. Gigliotti, Managing Director and Senior Portfolio Manager at Trilogy, has been with Trilogy since 2002.

Portfolio Managers (Acadian). Brian K. Wolahan and Charles H. Wang co-manage the portion of the Fund’s assets managed by Acadian. Mr. Wolahan, Co-Director of Research and a Senior Portfolio Manager at Acadian, has been with Acadian since 1990. Mr. Wang, Co-Director of Research and a Senior Portfolio Manager at Acadian, has been with Acadian since 2000.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18	EQUITY FUNDS

Marshall Emerging Markets Equity Fund

Investment Goal

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	1.52%
Total Annual Fund Operating Expenses	2.52%
Fee Waiver and Expense Reimbursement(1)	1.27%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.25%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.25% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$127
3 Years	$663
5 Years	$1,226
10 Years	$2,760

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period December 23, 2008 (commencement of operations) to August 31, 2009, the Fund’s portfolio turnover rate (not annualized) was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of foreign companies located in emerging markets or whose primary business activities or principal trading markets are in emerging markets. The Fund’s sub-adviser, Trilogy Global Advisors, LLC (Trilogy), considers emerging markets to be those markets in any country other than Canada, Luxembourg, the U.S. and the countries comprising the MSCI EAFE Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). Trilogy uses a “bottom-up,” fundamental approach in selecting stocks for the Fund’s portfolio. Trilogy seeks to identify quality companies of any size in emerging markets with attractive returns on equity, earnings growth and a strong capital structure.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in

EQUITY FUNDS	19

Marshall Emerging Markets Equity Fund (cont.)

broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign Securities Risks. Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance.

Management of the Fund

Adviser. M&I Investment Management Corp.

Sub-Advisers. Trilogy Global Advisors, LLC.

Portfolio Managers. Pablo Salas, Managing Director and Senior Portfolio Manager at Trilogy, has co-managed the Fund since its inception in December 2008 and has been with Trilogy since 2005. William Sterling, Chief Investment Officer and Senior Portfolio Manager at Trilogy, has co-managed the Fund since its inception in December 2008 and has been with Trilogy since 1999. Robert Beckwitt, Managing Director and Senior Portfolio Manager at Trilogy, has co-managed the Fund since its inception in December 2008 and has been with Trilogy since 2001.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	EQUITY FUNDS

Marshall Ultra Short Tax-Free Fund

Investment Goal

To provide current income exempt from federal income tax consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses(1)	0.54%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Fund Operating Expenses	0.76%
Fee Waiver and Expense Reimbursement(3)	0.44%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	0.32%

(1)	“Other Expenses” are based on estimated amounts for the Fund’s first full fiscal year because it is a new Fund.

(2)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(3)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.30% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$33
3 Years	$199

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). The Fund normally maintains an average dollar-weighted effective maturity of one year or less. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund invests primarily in municipal securities within the investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase. The Fund also may invest up to 20% of its assets in municipal securities that are below investment grade (also known as high yield securities or “junk bonds”) rated BB- or higher or unrated and considered by the Adviser to be comparable in quality at the time of purchase. Municipal securities include fixed and floating rate debt obligations of states, territories and possessions of the U.S. and political subdivisions and financing authorities of these entities that provide income exempt from federal income tax (including federal AMT). Fund investments are selected after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation and municipal bond supply factors.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value (NAV) of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

INCOME FUNDS	21

Marshall Ultra Short Tax-Free Fund (cont.)

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risk. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Municipal Securities Risk. Certain types of municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings and other factors. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

High Yield Securities Risks. High yield securities tend to be more sensitive to economic conditions than are higher-rated securities and generally involve more credit risk than securities in the higher-rated categories. The risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Craig J. Mauermann, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since its inception in October 2009 and has been employed by the Adviser since 2004. Duane A. McAllister, a Vice President and a Portfolio Manager of the Adviser, has co-managed the Fund since its inception in October 2009 and has been employed by the Adviser since 2007.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to distribute income exempt from federal income tax; however, a portion of the Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22	INCOME FUNDS

Marshall Short-Term Income Fund

Investment Goal

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution (12b-1) Fees	None
Other Expenses	0.42%
Acquired Fund Fees and Expenses(1)	0.05%
Total Annual Fund Operating Expenses	0.67%
Fee Waiver and Expense Reimbursement(2)	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.40%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.35% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$41
3 Years	$187
5 Years	$346
10 Years	$809

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in fixed income securities. Fund investments include corporate, asset-backed and mortgage-backed securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase and bank instruments, repurchase agreements and U.S. government securities. In addition, the Fund may invest in securities issued by other investment companies that in turn invest in bonds and other financial instruments (including securities with credit ratings below investment grade, commonly known as high-yield securities). The Adviser changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of six months to three years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

INCOME FUNDS	23

Marshall Short-Term Income Fund (cont.)

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Institutional Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes during the past year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar year 2008)

The return for the Institutional Class shares of the Fund from January 1, 2009 through September 30, 2009 was 10.35%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/08	0.94%
Worst quarter	9/30/08	(2.62)%

Average Annual Total Returns through 12/31/08

	1 Year	Since 6/1/07 Inception
Fund
Return Before Taxes	(2.88)%	0.54%
Return After Taxes on Distributions	(4.47)%	(1.11)%
Return After Taxes on Distributions and Sale of Fund Shares	(1.84)%	(0.45)%
LSTIDI (reflects no deduction for sales charges or taxes)	(4.61)%	(1.08)%
ML1-3 (reflects no deduction for fees, expenses or taxes)	4.69%	6.15%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to

24	INCOME FUNDS

Marshall Short-Term Income Fund (cont.)

investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Short-Term Investment Grade Debt Funds Index (LSTIDI) is an average of the 30 largest mutual funds in this Lipper category.

The BofA Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML1-3) is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. ML1-3 is produced by Merrill Lynch Pierce Fenner & Smith.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Richard M. Rokus, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since October 2001 and has been employed by the Adviser since January 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INCOME FUNDS	25

Marshall Short-Intermediate Bond Fund

Investment Goal

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver and Expense Reimbursement(1)	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.55%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.55% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$56
3 Years	$207
5 Years	$370
10 Years	$845

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 360% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed and mortgage-backed securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase and repurchase agreements and U.S. government securities. The Adviser changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of two to eight years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer

26	INCOME FUNDS

Marshall Short-Intermediate Bond Fund (cont.)

defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Institutional Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes during the past year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar year 2008)

The return for the Institutional Class shares of the Fund from January 1, 2009 through September 30, 2009 was 25.35%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/08	1.68%
Worst quarter	12/31/08	(7.71)%

Average Annual Total Returns through 12/31/08

	1 Year	Since 6/1/07 Inception
Fund
Return Before Taxes	(12.56)%	(6.18)%
Return After Taxes on Distributions	(14.19)%	(7.87)%
Return After Taxes on Distributions and Sale of Fund Shares	(8.06)%	(6.09)%
LSIDF (reflects no deduction for sales charges or taxes)	(2.50)%	0.85%
BGCI (reflects no deduction for fees, expenses or taxes)	5.08%	6.94%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

INCOME FUNDS	27

Marshall Short-Intermediate Bond Fund (cont.)

The Lipper Short-Intermediate Investment Grade Debt Funds Index (LSIDF) is an average of the 30 largest mutual funds in this Lipper category.

The Barclays Intermediate Governmental/Credit Index (BGCI) is an index comprised of government and corporate bonds rated BBB or higher with maturities between one and ten years.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Jason D. Weiner, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since October 2001 and has been employed by the Adviser since 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	INCOME FUNDS

Marshall Government Income Fund

Investment Goal

To provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver and Expense Reimbursement(1)	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.55%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.55% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$56
3 Years	$198
5 Years	$352
10 Years	$801

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 360% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in U.S. government securities. The securities in which the Fund invests generally will have a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase.

The Fund invests in the securities of U.S. government-sponsored entities that are not backed by the full faith and credit of the U.S. government, but are supported through federal loans or other benefits, including the Federal Home Loan Banks (FHLBs), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund also may invest in the securities of U.S. government-sponsored entities that are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association (Ginnie Mae). Finally, the Fund may invest in the securities of governmental entities that have no explicit financial support from the U.S. government, but are regarded as having implied support because the U.S. government sponsors their activities, including the Farm Credit Administration and the Financing Corporation.

The Fund also may invest in non-agency asset-backed and mortgage-backed securities.

The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund normally maintains an average dollar-weighted effective maturity of four to twelve years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

INCOME FUNDS	29

Marshall Government Income Fund (cont.)

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Institutional Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes during the past year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar year 2008)

The return for the Institutional Class shares of the Fund from January 1, 2009 through September 30, 2009 was 11.87%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/08	0.54%
Worst quarter	12/31/08	(1.01)%

30	INCOME FUNDS

Marshall Government Income Fund (cont.)

Average Annual Total Returns through 12/31/08

	1 Year	Since 6/1/07 Inception
Fund
Return Before Taxes	0.21%	3.19%
Return After Taxes on Distributions	(2.47)%	0.80%
Return After Taxes on Distributions and Sale of Fund Shares	0.13%	1.36%
LUSMI (reflects no deduction for sales charges or taxes)	1.84%	3.65%
BMBSI (reflects no deduction for fees, expenses or taxes)	8.34%	8.67%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper U.S. Mortgage Funds Index (LUSMI) is an average of the 30 largest mutual funds in this Lipper category.

The Barclays U.S. Mortgage-Backed Securities Index (BMBSI) is an index that includes 15- and 30-year fixed-rate securities backed by mortgage pools of Ginnie Mae, Freddie Mac and Fannie Mae.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Jason D. Weiner, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since April 2001 and has been employed by the Adviser since 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INCOME FUNDS	31

Marshall Corporate Income Fund

Investment Goal

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses	1.34%
Acquired Fund Fees and Expenses(1)	0.05%
Total Annual Fund Operating Expenses	1.64%
Fee Waiver and Expense Reimbursement(2)	1.04%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.60%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.55% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$61
3 Years	$415
5 Years	$794
10 Years	$1,856

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period December 23, 2008 (commencement of operations) to August 31, 2009, the Fund’s portfolio turnover rate (not annualized) was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in corporate debt securities, including convertible debt securities. Although the Fund will invest primarily in U.S. dollar denominated securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase, the Fund may invest up to 20% of its assets in debt securities that are below investment grade, also known as high yield securities or “junk bonds,” and in foreign debt securities. The Fund also may invest in U.S. government securities and asset-backed and mortgage-backed securities.

The Fund’s sub-adviser is Taplin, Canida & Habacht, LLC (TCH), an affiliate of the Adviser. TCH uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

32	INCOME FUNDS

Marshall Corporate Income Fund (cont.)

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Foreign Securities Risks. Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

High Yield Securities Risks. High yield securities tend to be more sensitive to economic conditions than are higher-rated securities and generally involve more credit risk than securities in the higher-rated categories. The risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance.

Management of the Fund

Adviser. M&I Investment Management Corp.

Sub-Adviser. Taplin, Canida & Habacht, LLC, a majority-owned subsidiary of the Adviser.

Portfolio Managers. Tere Alvarez Canida, President and Managing Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Alan M. Habacht, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1987. William J. Canida, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

INCOME FUNDS	33

Marshall Corporate Income Fund (cont.)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34	INCOME FUNDS

Marshall Aggregate Bond Fund

Investment Goal

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.67%
Fee Waiver and Expense Reimbursement(1)	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.55%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.55% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$56
3 Years	$202
5 Years	$361
10 Years	$823

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 445% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed and mortgage-backed securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase and repurchase agreements and U.S. government securities. The Adviser’s strategy for achieving total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer

INCOME FUNDS	35

Marshall Aggregate Bond Fund (cont.)

defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Institutional Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes during the past year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain updated performance information for the Fund at www.marshallfunds.com.

Annual Total Returns (calendar year 2008)

The return for the Institutional Class shares of the Fund from January 1, 2009 through September 30, 2009 was 19.57%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/08	0.67%
Worst quarter	9/30/08	(4.90)%

Average Annual Total Returns through 12/31/08

	1 Year	Since 6/1/07 Inception
Fund
Return Before Taxes	(4.33)%	0.84%
Return After Taxes on Distributions	(7.04)%	(1.70)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.73)%	(0.67)%
LIIGI (reflects no deduction for sales charges or taxes)	(4.71)%	(0.41)%
BUSAI (reflects no deduction for fees, expenses or taxes)	5.24%	6.88%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. Return After Taxes on Distributions and Sale of Fund Shares may be higher than Return Before Taxes when a net capital loss occurs upon the redemption of Fund shares.

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

36	INCOME FUNDS

Marshall Aggregate Bond Fund (cont.)

The Lipper Intermediate Investment Grade Index (LIIGI) is an average of the 30 largest mutual funds in this Lipper category.

The Barclays U.S. Aggregate Index (BUSAI) is an index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. To qualify for inclusion, a bond or security must have at least one year to final maturity and be rated Baa3 or better, dollar denominated, non-convertible, fixed-rate and publicly issued.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Jason D. Weiner, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since its inception in 2007 and has been employed by the Adviser since 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker -Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INCOME FUNDS	37

Marshall Core Plus Bond Fund

Investment Goal

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses	0.62%
Acquired Fund Fees and Expenses(1)	0.05%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and Expense Reimbursement(2)	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	0.60%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.55% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$61
3 Years	$261
5 Years	$478
10 Years	$1,102

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period December 23, 2008 (commencement of operations) to August 31, 2009, the Fund’s portfolio turnover rate (not annualized) was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed, mortgage-backed and U.S. government securities. Although the Fund will invest primarily in securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase, the Fund may invest up to 20% of its assets in debt securities that are below investment grade, also known as high yield securities or “junk bonds.” While the Fund’s assets are predominantly U.S. dollar denominated, the Fund also may invest up to 20% of its assets in foreign debt securities, all or a portion of which may be emerging markets debt securities.

The Fund’s investment strategy is referred to as “Core Plus” because the Fund’s sub-adviser, Taplin, Canida & Habacht, LLC (TCH), an affiliate of the Adviser, has the ability to add high yield securities and emerging markets debt securities to a core portfolio of investment grade fixed income securities. TCH’s strategy for achieving total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. TCH uses macroeconomic, credit and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

38	INCOME FUNDS

Marshall Core Plus Bond Fund (cont.)

Principal Risks

The Fund cannot assure that it will achieve its investment goal. An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Foreign Securities Risks. Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

High Yield Securities Risks. High yield securities tend to be more sensitive to economic conditions than are higher-rated securities and generally involve more credit risk than securities in the higher-rated categories. The risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance.

Management of the Fund

Adviser. M&I Investment Management Corp.

Sub-Adviser. Taplin, Canida & Habacht, LLC, a majority-owned subsidiary of the Adviser.

Portfolio Managers. Tere Alvarez Canida, President and Managing Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Alan M. Habacht, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1987. William J. Canida, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $2 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional

INCOME FUNDS	39

Marshall Core Plus Bond Fund (cont.)

investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40	INCOME FUNDS

Marshall Government Money Market Fund

Investment Goal

To provide current income consistent with stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.27%
Fee Waiver and Expense Reimbursement(1)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.20%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.20% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$80
5 Years	$145
10 Years	$336

Principal Investment Strategies

The Fund invests its assets in high quality, short-term money market instruments and repurchase agreements. The Fund invests at least 80% of its assets in obligations issued and/or guaranteed by the U.S. government or by its agencies or instrumentalities, and in repurchase agreements secured by such obligations. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more Nationally Recognized Statistical Rating Organizations or be determined by the Adviser to be of comparable quality to securities having such ratings. The Adviser uses a “bottom-up” approach, which evaluates debt securities against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

The Fund invests in the securities of U.S. government-sponsored entities that are not backed by the full faith and credit of the U.S. government, but are supported through federal loans or other benefits, including the Federal Home Loan Banks (FHLBs), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund also may invest in the securities of U.S. government-sponsored entities that are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association (Ginnie Mae). Finally, the Fund may invest in the securities of governmental entities that have no explicit financial support from the U.S. government, but are regarded as having implied support because the U.S. government sponsors their activities, including the Farm Credit Administration and the Financing Corporation.

Principal Risks

An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

MONEY MARKET FUNDS	41

Marshall Government Money Market Fund (cont.)

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Institutional Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and an average of money funds with similar objectives. Indices and averages are unmanaged and are not available for direct investment. Please keep in mind that past performance does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.marshallfunds.com.

Annual Total Returns (calendar years 2005-2008)

The return for the Institutional Class shares of the Fund from January 1, 2009 through September 30, 2009 was 0.34%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/06	1.30%
Worst quarter	12/31/08	0.30%

7-Day Net Yield as of December 31, 2008 was 1.27%.

Average Annual Total Returns through 12/31/08

	1 Year	Since 5/28/04 Inception
Fund	2.32%	3.53%
LIUSGMMFI (reflects no deduction for sales charges or taxes)	2.27%	3.44%
IMNGMMI	1.44%	2.80%

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Institutional U.S. Government Money Market Funds Index (LIUSGMMFI) is an average of the 30 largest mutual funds in this Lipper category.

The iMoneyNet Government Money Market Index (IMNGMMI) is an average of money funds with investment objectives similar to that of the Fund.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Richard M. Rokus, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since its inception in May 2004 and has been employed by the Adviser since January 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $10 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An

42	MONEY MARKET FUNDS

Marshall Government Money Market Fund (cont.)

institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio manager determines sufficient liquidity exists in those markets.

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET FUNDS	43

Marshall Tax-Free Money Market Fund

Investment Goal

To provide current income exempt from federal income tax consistent with stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.28%
Fee Waiver and Expense Reimbursement(1)	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.20%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.20% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2010. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$82
5 Years	$149
10 Years	$348

Principal Investment Strategies

The Fund invests primarily in fixed and floating rate municipal bonds and notes, variable rate demand instruments and other high-quality, short-term tax-exempt obligations maturing in 397 days or less. Under normal circumstances, the Fund invests its assets so that at least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including federal alternative minimum tax (AMT).

To maintain principal preservation, the Adviser places a strict emphasis on credit research. Using fundamental analysis, the Adviser develops an approved list of issuers and securities that meet the Adviser’s standards for minimal credit risk. The Adviser continually monitors the credit risks of all of the Fund’s portfolio securities on an ongoing basis by reviewing financial data and ratings of Nationally Recognized Statistical Rating Organizations (NRSROs). The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be determined by the Adviser to be of comparable quality to securities having such ratings.

The Fund seeks to enhance yield by taking advantage of favorable changes in interest rates and reducing the effect of unfavorable changes in interest rates. In seeking to achieve this objective, the Adviser targets a dollar-weighted average portfolio maturity of 90 days or less based on its interest rate outlook. The interest rate outlook is developed by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy. By developing an interest rate outlook and adjusting the portfolio’s maturity accordingly, the Adviser seeks to position the Fund to take advantage of yield enhancing opportunities.

Principal Risks

An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

44	MONEY MARKET FUNDS

Marshall Tax-Free Money Market Fund (cont.)

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Municipal Securities Risks. Certain types of municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings and other factors. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Institutional Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and an average of money funds with similar objectives. Indices and averages are unmanaged and are not available for direct investment. Please keep in mind that past performance does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.marshallfunds.com.

Annual Total Returns (calendar years 2006-2008)

The return for the Institutional Class shares of the Fund from January 1, 2009 through September 30, 2009 was 0.86%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/07	0.92%
Worst quarter	6/30/08	0.55%
7-Day Net Yield as of December 31, 2008 was 1.80%.

Average Annual Total Returns through 12/31/08

	1 Year	Since 6/29/05 Inception
Fund	2.51%	3.07%
LITEMMFI (reflects no deduction for sales charges or taxes)	2.12%	2.85%
IMNTFNR	1.76%	2.52%

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Institutional Tax Exempt Money Market Funds Index (LITEMMFI) is an average of the 30 largest mutual funds in this Lipper category.

The iMoneyNet Money Fund Report Tax-Free National Retail (IMNTFNR) is an average of money funds with investment objectives similar to that of the Fund.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Craig J. Mauermann, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since its inception in September 2004 and has been employed by the Adviser since 2004.

MONEY MARKET FUNDS	45

Marshall Tax-Free Money Market Fund (cont.)

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $10 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio manager determines sufficient liquidity exists in those markets.

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Tax Information

The Fund intends to distribute income exempt from federal income tax; however, a portion of the Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

46	MONEY MARKET FUNDS

Marshall Prime Money Market Fund

Investment Goal

To provide current income consistent with stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Fund Operating Expenses(1)	0.20%

(1)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent Institutional Class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.20% through December 31, 2010. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

Principal Investment Strategies

The Fund invests its assets in high quality, short-term money market instruments, such as short-term commercial paper,

corporate bonds and notes, asset-backed securities, bank instruments, demand and variable rate demand instruments, U.S. government obligations, repurchase agreements and funding agreements. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more Nationally Recognized Statistical Rating Organizations or be determined by the Adviser to be of comparable quality to securities having such ratings. The Adviser uses a “bottom-up” approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Principal Risks

An investment in the Fund is not a deposit of M&I Marshall & Ilsley Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed Securities Risks. Asset-backed securities are subject to risks of prepayment. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. Asset-backed securities may decline in value because of defaults on the underlying obligations.

MONEY MARKET FUNDS	47

Marshall Prime Money Market Fund (cont.)

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s Institutional Class shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an index of funds with similar investment objectives and an average of money funds with similar objectives. Indices and averages are unmanaged and are not available for direct investment. Please keep in mind that past performance does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.marshallfunds.com.

Annual Total Returns (calendar years 2001-2008)

The return for the Institutional Class shares of the Fund from January 1, 2009 through September 30, 2009 was 0.61%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	3/31/01	1.46%
Worst quarter	3/31/04	0.24%
7-Day Net Yield as of December 31, 2008 was 1.72%.

Average Annual Total Returns through 12/31/08

	1 Year	5 Year	Since 4/3/00 Inception
Fund	3.01%	3.54%	3.40%
LIMMFI (reflects no deduction for sales charges or taxes)	2.86%	3.48%	3.33%
IMNMFRA	2.01%	2.93%	2.82%

The Fund’s returns reflect fee waivers and/or expense reimbursements that were in effect during one or more of the periods presented. Absent such fee waivers and/or expense reimbursements, the returns would have been lower.

The Lipper Institutional Money Market Funds Index (LIMMFI) is an average of the 30 largest mutual funds in this Lipper category.

The iMoneyNet Money Fund Report Averages (IMNMFRA) is an average of money funds with investment objectives similar to that of the Fund.

Management of the Fund

Adviser. M&I Investment Management Corp.

Portfolio Manager. Richard M. Rokus, a Vice President and a Portfolio Manager of the Adviser, has managed the Fund since January 1994 and has been employed by the Adviser since January 1993.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $10 million. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Funds. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your Institutional Class shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio manager determines sufficient liquidity exists in those markets.

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

48	MONEY MARKET FUNDS

Marshall Prime Money Market Fund (cont.)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET FUNDS	49

Additional Information Regarding Principal Investment Strategies and Risks

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval. In implementing their respective investment objectives, the Funds may invest in the following securities and use the following transactions and investment techniques as part of their principal investment strategies. Some of these securities, transactions and techniques involve special risks, which are described below. Each Fund that has adopted a non-fundamental policy to invest at least 80% of its assets in the types of securities suggested by such Fund’s name will provide shareholders with at least 60 days’ notice of any change in this policy. The ULTRA SHORT TAX-FREE FUND and TAX-FREE MONEY MARKET FUND, which have each adopted a fundamental policy to invest at least 80% of its assets in the types of securities suggested by its name, may only change this policy with shareholder approval.

	Large-Cap Value	Large-Cap Growth	Mid-Cap Value	Mid-Cap Growth	Small-Cap Growth	International Stock	Emerging Markets Equity
Equity Securities:
Common Stocks	✓	✓	✓	✓	✓	✓	✓
Foreign Securities						✓	✓

	Government Money Market	Tax-Free Money Market	Prime Money Market	Ultra Short Tax-Free	Short- Term Income	Short Intermediate Bond	Government Income	Corporate Income	Aggregate Bond	Core Plus Bond
Fixed Income Securities:
Asset-Backed/Mortgage-Backed Securities			✓		✓	✓	✓	✓	✓	✓
Bank Instruments			✓		✓
Commercial Paper		✓	✓	✓
Convertible Securities								✓
Corporate Debt Securities			✓	✓	✓	✓		✓	✓	✓
Demand Instruments		✓	✓	✓
Dollar Rolls					✓	✓	✓	✓	✓	✓
Foreign Securities								✓		✓
Funding Agreements			✓
High Yield Securities				✓				✓		✓
Municipal Securities		✓		✓
Repurchase Agreements	✓		✓		✓	✓	✓	✓	✓
U.S. Government Securities	✓		✓	✓	✓	✓	✓	✓	✓	✓
Variable Rate Demand Instruments		✓	✓	✓

50	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

Equity Securities

An investment in the equity securities of a company represents a proportionate ownership interest in that company. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. Companies generally have discretion as to the payment of any dividends or distributions.

Common Stocks. Common stocks are the most prevalent type of equity securities. Holders of common stock of an issuer are entitled to receive the issuer’s earnings only after the issuer pays its creditors and any preferred shareholders. As a result, changes in the issuer’s earnings have a direct impact on the value of its common stock.

Foreign Securities . Foreign securities include securities (i) of issuers domiciled outside of the United States, including securities issued by foreign governments, (ii) that primarily trade on a foreign securities exchange or in a foreign market, or (iii) that are subject to substantial foreign risk based on factors such as whether a majority of an issuer's revenue is earned outside of the United States and whether an issuer's principal business operations are located outside of the United States.

Fixed Income Securities and Transactions

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. The issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities generally provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

Certain fixed income securities may be supported by credit enhancements. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Asset-Backed/Mortgage-Backed Securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities have prepayment risks.

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of a mortgage-backed security is a pass-through certificate. An issuer of a pass-through certificate gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro-rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Mortgage-backed securities may be issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac, but also may be issued or guaranteed by other issuers, including private companies. The Adviser treats mortgage-backed securities guaranteed by a government-sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	51

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

Bank Instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments.

Commercial Paper. Commercial paper represents an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

Convertible Securities. Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. The credit risks of corporate debt securities vary widely among issuers.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Adviser treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Dollar Rolls. Dollar rolls are transactions in which a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are “to be announced” mortgage-backed securities or “TBAs.” Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks. Dollar roll transactions will cause a Fund to have an increased portfolio turnover rate.

Foreign Securities. Foreign securities include securities (i) of issuers domiciled outside of the United States, including securities issued by foreign governments, (ii) that primarily trade on a foreign securities exchange or in a foreign market, or (iii) that are subject to substantial foreign risk based on factors such as whether a majority of an issuer's revenue is earned outside of the United States and whether an issuer's principal business operations are located outside of the United States.

Funding Agreements. Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer. A Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, a Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

High Yield Securities. Debt securities that are below investment-grade. While high yield securities may offer higher yields than investment-grade securities, they are predominantly considered to be speculative and are sometimes called “junk bonds.”

Municipal Securities. Municipal securities, including municipal bonds and notes, are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities also may issue notes to fund capital projects prior to issuing long-term bonds. Issuers typically

52	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. Municipal securities may also be issued by industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The market categorizes tax-exempt securities by their source of repayment. Although many municipal securities are exempt from federal income tax, municipalities also may issue taxable securities in which the Funds may invest.

Repurchase Agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser and custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

U.S. Government Securities. U.S. government securities include direct obligations of the U.S. government, including U.S. Treasury bills, notes, and bonds of varying maturities, and those issued or guaranteed by various U.S. government agencies and instrumentalities. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority. Securities issued by certain government entities are supported by the full faith and credit of the United States. Such entities include Ginnie Mae, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Financing Bank, General Services Administration, and Washington Metropolitan Area Transit Authority. Other government entities receive support through federal subsidies, loans or other benefits. Some government entities have no explicit financial support from the U.S. government, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit Administration and the Financing Corporation.

Variable Rate Demand Instruments. Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The MONEY MARKET FUNDS treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Investment Techniques

Securities Lending. Certain Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities. Any dividend equivalent payments will not be treated as “qualified dividend income” for federal income tax purposes and will generally be taxable as ordinary income.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	53

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

redemptions during adverse market conditions, each Fund (except the MONEY MARKET FUNDS) may temporarily use a different investment strategy by investing up to 100% of its assets in cash or short-term, high quality money market instruments (for example, commercial paper and repurchase agreements). This may cause a Fund to temporarily forgo greater investment returns for the safety of principal. When so invested, a Fund may not achieve its investment goal.

Additional Principal Risk Information

Asset-Backed/Mortgage-Backed Securities Risks. (SHORT-TERM INCOME FUND, SHORT-INTERMEDIATE BOND FUND, GOVERNMENT INCOME FUND, CORPORATE INCOME FUND, AGGREGATE BOND FUND, CORE PLUS BOND FUND, PRIME MONEY MARKET FUND) Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinate the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions and the performance of the mortgage pool backing such securities. An unexpectedly high rate of defaults on mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the holder of such mortgage-backed securities, particularly if such securities are subordinated, thereby reducing the value of such securities and in some cases rendering them worthless. As noted below, recent market events have caused the markets for asset-backed and mortgage-backed securities to experience significantly lower valuations and reduced liquidity.

Call Risks. (INCOME FUNDS, MONEY MARKET FUNDS) If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Risks. (INCOME FUNDS, MONEY MARKET FUNDS) Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread also may increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy. Credit markets are currently experiencing greater volatility due to recent market events as noted below.

54	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

Investment Ratings. When a Fund invests in investment grade bonds or other debt securities or convertible securities, some may be rated in the lowest investment grade category (i.e., BBB or Baa). Bonds rated BBB by Standard & Poor’s or Baa by Moody’s Investors Service have speculative characteristics. The Adviser will determine the credit quality of unrated bonds, which may have greater risk (but a potentially higher yield) than comparably rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether the bond should be retained or sold. The securities in which the MONEY MARKET FUNDS invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be determined by the Adviser to be of comparable quality to securities having such ratings.

Company Size Risks . (MID-CAP VALUE FUND, MID-CAP GROWTH FUND, SMALL-CAP GROWTH FUND, INTERNATIONAL STOCK FUND, EMERGING MARKETS EQUITY FUND) Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of a company’s outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Foreign Securities Risks. (INTERNATIONAL STOCK FUND, EMERGING MARKETS EQUITY FUND, CORPORATE INCOME FUND, CORE PLUS BOND FUND) Investing in foreign securities involves additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets and possible imposition of foreign withholding taxes. Furthermore, a Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although each Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, each Fund may be exposed to currency risks over an extended period of time.

Emerging Markets Risks. (EMERGING MARKETS EQUITY FUND, CORE PLUS BOND FUND) Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Government Obligations Risks. (SHORT-TERM INCOME FUND, SHORT-INTERMEDIATE BOND FUND, GOVERNMENT INCOME, CORPORATE INCOME FUND, AGGREGATE BOND FUND, CORE PLUS BOND FUND, GOVERNMENT MONEY MARKET FUND, PRIME MONEY MARKET FUND) No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation. For instance, securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. government. Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. In September 2008, Fannie Mae and Freddie Mac were placed into conservatorship by the Federal Housing Finance Agency (FHFA). Securities issued by the Student Loan Marketing Association (Sallie Mae) are supported only by the credit of that agency.

High Yield Securities Risks. (ULTRA SHORT TAX-FREE FUND, CORPORATE INCOME FUND, CORE PLUS BOND FUND) High yield securities tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	55

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

Interest Rate Risks. (INCOME FUNDS, MONEY MARKET FUNDS) Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Liquidity Risks. (INCOME FUNDS, MONEY MARKET FUNDS) Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. As noted below, recent market events have caused the markets for some of the securities in which the Fund invests to experience reduced liquidity.

Management Risks. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, there is no guarantee that the investment techniques used by the Fund’s manager(s) will produce the desired results.

Municipal Securities Risks. (ULTRA SHORT TAX-FREE FUND, TAX-FREE MONEY MARKET FUND) Certain types of municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings and other factors. Local political and economic factors also may adversely affect the value and liquidity of municipal securities held by the Fund. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Sector Risks. (EQUITY FUNDS, ULTRA SHORT TAX-FREE FUND, TAX-FREE MONEY MARKET FUND) Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Fund invests more of its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Stock Market Risks. (EQUITY FUNDS) The Funds are subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk. If the value of the Fund’s investments goes down, you may lose money.

Style Risks. (LARGE-CAP VALUE FUND, MID-CAP VALUE FUND) Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately

56	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks). Consequently, while value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, they can continue to be inexpensive for long periods of time and may not ever realize their full value.

(LARGE-CAP GROWTH FUND, MID-CAP GROWTH FUND, SMALL-CAP GROWTH FUND) Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

In addition to the above principal risks, the U.S. and international markets experienced dramatic volatility, lower valuations and reduced liquidity during 2008 and into 2009. As a result, many of the risks affecting the Funds may be increased. Furthermore, although the Funds do not intend to invest for the purpose of seeking short-term profits, securities may be sold without regard to the length of time they have been held when the Funds’ Adviser or sub-adviser believes it is appropriate to do so in light of a Fund’s investment goal. As a result, certain Funds may have high turnover rates (e.g., in excess of 100%). A higher portfolio turnover rate increases transaction expenses that may be borne directly by a Fund (and thus, indirectly by its shareholders), and affects Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed, are taxable to shareholders.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	57

How to Buy Shares

Who Can Invest in the Marshall Funds? Only adult U.S. citizens or residents or a U.S. entity with a valid U.S. taxpayer identification (social security or employer identification) number may invest in the Marshall Funds. You may not place transactions in your account for the benefit of any person other than yourself (except for a transfer of shares to another account). If the Funds determine that the registered owner of an account has permitted another person or entity who is not the registered or beneficial owner of the account to hold shares through that account, the Funds may reject future purchases in that account and any related accounts.

Shares of the Funds are qualified for sale only in the U.S. and its territories and possessions. The Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

When Can Shares Be Purchased? You can buy the Institutional Class shares of a Fund (other than the MONEY MARKET FUNDS), on any day the New York Stock Exchange (NYSE) is open for regular session trading. You can buy the Institutional Class shares of the MONEY MARKET FUNDS on any day the Federal Reserve Bank of New York (Federal Reserve) is open for business and, alternatively, on any day the U.S. government securities markets are open and the MONEY MARKET FUND’s portfolio managers determine sufficient liquidity exists in those markets. The NYSE and Federal Reserve are both closed on most national holidays. The NYSE also is closed on Good Friday. The Federal Reserve also is closed on Columbus Day and Veterans Day.

When you deliver your transaction request in proper form and it is accepted by the Marshall Funds, or its authorized agent, your transaction is processed at the next determined net asset value (NAV) for the Institutional Class shares. The NAV is calculated for each of the Funds (other than the MONEY MARKET FUNDS) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the TAX-FREE MONEY MARKET FUND is determined daily at 11:00 a.m. (Central Time). The NAV for the PRIME MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND is determined daily at 4:00 p.m. (Central Time). For purchase orders for the GOVERNMENT MONEY MARKET FUND and

PRIME MONEY MARKET FUND that are received after 3:00 p.m. but before 4:00 p.m. (Central Time), Marshall Investor Services (MIS) will use its best efforts to accept and process such purchase orders that day; however, there is no guarantee that MIS will be able to do so. All purchase orders received in proper form and accepted by the time a Fund’s NAV is calculated will receive that day’s NAV, regardless of when the order is processed. If the U.S. government securities markets close early, the MONEY MARKET FUNDS reserve the right to determine their NAV at earlier times under those circumstances.

How is NAV Calculated? A Fund’s NAV per Institutional Class share is the value of a single Institutional Class share. It is computed by totaling the Institutional Class shares’ pro rata share of the value of the Fund’s investments, cash and other assets, subtracting the Institutional Class shares’ pro rata share of the value of the Fund’s general liabilities and the liabilities specifically allocated to the Institutional Class shares, then dividing the result by the number of Institutional Class shares outstanding. For purpose of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date.

The MONEY MARKET FUNDS use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940 to determine their respective NAVs. In determining the NAV for all other Funds, listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV or at fair value as discussed below.

Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data

58	HOW TO BUY SHARES

How to Buy Shares (cont.)

the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board. The Board has established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Board. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments. It is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security and the difference may be material to the NAV of the respective Fund.

Certain securities held by the Funds, primarily in the INTERNATIONAL STOCK FUND and EMERGING MARKETS EQUITY FUND, may be listed on foreign exchanges that trade on days when a Fund does not calculate its NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur in the interim, which may affect a security’s value.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Board has retained an independent fair value pricing service to assist in valuing foreign securities when a subsequent event has occurred. The service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate fair value for that day.

Redemption Fee. For 30 days following your purchase of shares of a Fund, your redemption or exchange proceeds may be reduced by a redemption fee of 2.00% (other than with respect to the MONEY MARKET FUNDS). The redemption fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in a Fund’s shares. See “How to Redeem and Exchange Shares—Will I be Charged a Fee for Redemptions?” and “—Additional Conditions for Redemptions—Frequent Traders” below.

How Do I Purchase Shares? You may purchase shares through a broker/dealer, investment professional or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. You also may purchase shares directly from the Funds by completing and mailing the account application and sending your payment to the Funds by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Funds to verify your identity, as described in more detail under “Important Information About Procedures for Opening a New Account” below.

If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund’s Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Once you have opened an account, you may purchase additional Fund shares by contacting MIS at 1-800-236-FUND (3863) if you have pre-authorized the telephone purchase privilege.

HOW TO BUY SHARES	59

How to Buy Shares (cont.)

Each Fund reserves the right to reject any purchase request. It is the responsibility of MIS, any Authorized Dealer, or other service provider that has entered into an agreement with a Fund, its distributor, or its administrative or shareholder services agent to promptly submit purchase orders to the Fund.

You are not the owner of Fund shares (and therefore will not receive distributions) until payment for the shares is received in “good funds.” Wires are generally “good funds” on the day received and checks are “good funds” when deposited with the Funds’ custodian, normally the next business day after receipt. Checks sent to the Marshall Funds to purchase shares must be made payable to the “Marshall Funds.”

Important Information About Procedures for Opening a New Account. The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Funds must obtain certain personal information, including your full name, address, date of birth, social security number and other information that will allow the Funds to identify you. The Funds also may ask for other identifying documents or information.

If you do not provide this information, the Funds may be unable to open an account for you and your purchase order will not be in proper form. In the event the Funds are unable to verify your identity from the information provided, the Funds may, without prior notice to you, close your account within five business days and redeem your shares at the NAV next determined after the account is closed. Any delay in processing your order due to your failure to provide all required information will affect the purchase price you receive for your shares. The Funds are not liable for fluctuations in value experienced as a result of such delays in processing. If at any time the Funds detect suspicious behavior or if certain account information matches government lists of suspicious persons, the Funds may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other appropriate action.

Will the Small-Cap Growth Fund Always be Open to New Investors ? It is anticipated that M&I’s small-cap growth strategy, which includes the SMALL-CAP GROWTH FUND and separately managed accounts, will be closed to new investors who are not customers of Marshall & Ilsley Trust Company N.A. (M&I Trust) or M&I Financial Advisors, Inc. (M&I Financial Advisors) once the assets managed according to the small-cap growth strategy reach $1 billion, subject to certain exceptions. If you own shares of the Fund prior to the closing date, however, you will still be able to reinvest distributions on shares of the Fund and add to your investment in the Fund.

Fund Purchase Easy Reference Table

Minimum Investments
• To open an account in one of the INCOME FUNDS or EQUITY FUNDS–$2 million
• To open an account in one of the MONEY MARKET FUNDS–$10 million

Phone 1-800-236-FUND (3863)

•   Once you have opened an account and if you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Marshall Fund having an identical shareholder registration.

60	HOW TO BUY SHARES

Fund Purchase Easy Reference Table (cont.)

Mail
• To open an account, send your completed account application and check payable to “Marshall Funds” to the following address:

Marshall Investor Services P.O. Box 1348 Milwaukee, WI 53201-1348

• To add to your existing Fund account, send in your check, payable to “Marshall Funds,” to the same address. Indicate your Fund account number on the check.

Wire
• Notify MIS and request wire instructions at 1-800-236-FUND (3863).
• If a new account, fax completed account application to MIS at 1-414-287-8511.
• Mail a completed account application to the Fund at the address above under “Mail.”

• Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

HOW TO BUY SHARES	61

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by telephone and by wire/electronic transfer. You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. Telephone or written requests for redemptions must be received in proper form, as described below, and can be made through MIS.

Redemption requests for the Funds (other than the MONEY MARKET FUNDS) must be received in proper form by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), for shares to be redeemed at that day’s NAV. Redemption requests for the TAX-FREE MONEY MARKET FUND must be accepted by 11:00 a.m. (Central Time) for shares to be redeemed at that day’s NAV. Redemption requests for the GOVERNMENT MONEY MARKET FUND and PRIME MONEY MARKET FUND must be accepted by 4:00 p.m. (Central Time) for shares to be redeemed at that day’s NAV. For redemption requests for the GOVERNMENT MONEY MARKET FUND and PRIME MONEY MARKET FUND that are received after 3:00 p.m. but before 4:00 p.m. (Central Time), MIS will use its best efforts to accept and process such redemption requests that day;

however, there is no guarantee that MIS will be able to do so. Different cut-off times for redemption requests through an Authorized Dealer may be imposed. Please contract your Authorized Dealer for more information.

All redemption requests received in proper form by the time a Fund’s NAV is calculated will receive that day’s NAV, regardless of when the request is processed. Redemption proceeds will normally be wired the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2.00% short-term redemption fee on shares (other than the shares of the MONEY MARKET FUNDS) that have been held for less than 30 days when redeemed (other than shares acquired through reinvestments of capital gain distributions or dividends), determined on a first-in, first-out basis. See “Additional Conditions for Redemptions—Frequent Traders” below.

Fund Redemption Easy Reference Table

Phone 1-800-236-FUND (3863)
• Contact MIS.
• If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone.

Wire/Electronic Transfer

•   Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

• Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.
• Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.

62	HOW TO REDEEM AND EXCHANGE SHARES

Additional Conditions for Redemptions

Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after accepting a request in proper form. However, delivery of payment may be delayed up to seven days:

•	to allow your purchase payment to clear;

•	during periods of market volatility; or

•	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organizations.

Redemption in Kind. The Funds have reserved the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities. This means that the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1.00% of a Fund’s net assets represented by such share class during any 90-day period. Generally, any share redemption payment greater than this amount will be paid in cash unless the Adviser determines that payment should be in kind. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Exchange Privilege. You may exchange Institutional Class shares of a Fund for Institutional Class shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund and you reside in a jurisdiction where Fund shares may be lawfully offered for sale. An exchange, if less than 30 days after purchase, may be subject to a 2.00% short-term redemption fee (other than in the case of the MONEY MARKET FUNDS). See “Will I Be Charged a Fee for Redemptions?” An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction for federal income tax purposes.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public. The exchange privilege may be modified or terminated at any time.

Frequent Traders. The Funds’ management or the Adviser may determine from the amount, frequency and pattern of exchanges or redemptions that a shareholder is engaged in excessive trading that is detrimental to a Fund or its other shareholders. Such short-term or excessive trading into and out of a Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the Market Timing Policy). Pursuant to the Market Timing Policy, a Fund may decline to accept an application or may reject a purchase request, including an exchange, from an investor who, in the sole judgment of the Adviser, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Funds, the Adviser and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares. The Market Timing Policy does not apply to the MONEY MARKET FUNDS, which are typically used for cash management purposes and invest in highly liquid securities. However, the Adviser seeks to prevent the use of the MONEY MARKET FUNDS to facilitate frequent trading in other Marshall Funds in violation of the Market Timing Policy.

Each Fund monitors and enforces the Market Timing Policy through:

•	the termination of a shareholder’s purchase and/or exchange privileges;

•	selective monitoring of trade activity; and

HOW TO REDEEM AND EXCHANGE SHARES	63

Additional Conditions for Redemptions (cont.)

•	the imposition of a 2.00% short-term redemption fee for redemptions or exchanges of shares of a Fund within 30 days after purchase of such shares, determined on a first-in, first-out basis.

The redemption fee is deducted from redemption proceeds and is paid directly to the Fund.

A redemption of shares acquired as a result of reinvesting distributions is not subject to the redemption fee. The redemption fee may not apply to shares redeemed in the case of death, through an automatic, nondiscretionary rebalancing or asset allocation program, trade error correction and involuntary redemptions imposed by the Fund or a financial intermediary. In addition, the redemption fee will not apply to certain transactions in retirement accounts (e.g., IRA accounts and qualified employee benefit plans), such as disability, hardship, forfeitures, required minimum distributions, systematic withdrawals, shares purchased through a systematic purchase plan, return of excess contributions and loans. The Funds’ officers may, in their sole discretion, authorize waivers of the short-term redemption fee in other limited circumstances that do not indicate market timing strategies. All waivers authorized by the officers are reported to the Board.

Although the Funds seek to detect and deter market timing activity, their ability to monitor trades that are placed by individual shareholders through omnibus accounts is limited because the Funds may not have direct access to the underlying shareholder account information. Omnibus accounts are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders. Due to policy, operational or system requirements and limitations, omnibus account holders, including qualified employee benefit plans, may use criteria and methods for tracking, applying or calculating the redemption fee that may differ from those utilized by the Fund’s transfer agent. In addition, the Funds may rely on a financial intermediary’s market timing policy, even if those policies are different from the Funds’ policy, when the Funds believe that the policy is reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If you purchase Fund shares through a financial intermediary, you should contact your financial intermediary for more information on whether the redemption fee is applied to redemptions or exchanges of your shares.

The Funds may request that financial intermediaries furnish the Funds with trading and identifying information relating to beneficial shareholders, such as social security and account numbers, in order to review any unusual patterns of trading activity discovered in the omnibus account. The Funds also may request that the financial intermediaries take action to prevent a particular shareholder from engaging in excessive trading and to enforce the Funds’ or their market timing policies. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Funds’ policies. As a result, the Funds’ ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

64	HOW TO REDEEM AND EXCHANGE SHARES

Account and Share Information

Confirmations and Account Statements. You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid. You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

Dividends and Capital Gains. Dividends, if any, of the INCOME FUNDS and MONEY MARKET FUNDS are declared daily and paid monthly. Provided that your order is received in proper form, payment in “good funds” is received and your order is accepted by the time a Fund’s NAV is calculated, you will receive dividends declared that day. You will continue to receive dividends declared through, and including, the day you redeem your shares.

Dividends, if any, of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND and EMERGING MARKETS EQUITY FUND, which declare and pay dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date, which is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Funds distribute net capital gains, if any, at least annually. None of the MONEY MARKET FUNDS expect to realize any capital gains or losses. If capital gains or losses were realized by a Fund, they could result in an increase or decrease in such Fund’s distributions. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same Fund unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment. Dividends and capital gain distributions are treated the same for federal income tax purposes whether received in cash or in additional shares.

If you purchase shares just before a Fund (other than a MONEY MARKET FUND) declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of the distribution. Unless the distribution is received from the ULTRA SHORT TAX-FREE FUND or TAX-FREE MONEY MARKET FUND, the distribution will generally be taxable to you for federal income tax purposes.

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon a number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

What are Dividends and Capital Gains? A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments after paying any Fund expenses. A capital gain distribution is the money paid to shareholders from a mutual fund’s net profit realized from the sales of portfolio securities.

Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. Currently, most of the Funds offer three classes of shares (the ULTRA SHORT TAX-FREE FUND, CORE PLUS BOND FUND, GOVERNMENT MONEY MARKET FUND and TAX-FREE MONEY MARKET FUND offer two classes of shares). All shares of each Fund or class have equal voting rights and will generally be entitled to vote in the aggregate and not by Fund or class. There may be circumstances, however, when only shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which may affect their performance.

Tax Information

Federal Income Tax. The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of net income and net capital gains are treated the same for federal income tax purposes whether paid in cash or reinvested in the Fund. Distributions from the Funds’ investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions, determined without regard to the deduction for dividends paid by the Fund), if any, generally are taxable to you as ordinary income,

ACCOUNT AND SHARE INFORMATION	65

Account and Share Information (cont.)

unless such distributions are attributable to “qualified dividend income” eligible for taxable years beginning on or before December 31, 2010 for the reduced federal income tax rates applicable to long-term capital gains, provided certain holding periods and other requirements are satisfied. Distributions of the Funds’ net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of how long you may have held shares of the Funds. The maximum federal income tax rate on ordinary income is currently 35%, while long-term capital gains are taxable to noncorporate investors at a maximum federal income tax rate of 15% for taxable years beginning on or before December 31, 2010. Fund distributions from the LARGE-CAP VALUE FUND, LARGE-CAP GROWTH FUND and MID-CAP VALUE FUND are expected to consist of both ordinary income and net long-term capital gains. Fund distributions from the other EQUITY FUNDS are expected to primarily consist of net capital gains, and fund distributions of the INCOME FUNDS and MONEY MARKET FUNDS are expected to primarily consist of ordinary income.

It is anticipated that the distributions from the ULTRA SHORT TAX-FREE FUND and TAX-FREE MONEY MARKET FUND will primarily consist of interest income that is generally exempt from regular federal income tax, although a portion of a Fund’s distributions may not be exempt. Even if distributions are exempt from federal income tax, they may be subject to state and local taxes. Each such Fund may invest up to 20% of its assets in securities whose income is subject to federal AMT. You may owe tax on a portion of your distributions if federal AMT applies to you. You may be subject to tax on any net capital gain realized by these Funds.

Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year are treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may be eligible to elect to “pass through” to you foreign income taxes that it pays. If a Fund is eligible for and makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations. Tax-exempt holders of Fund shares, such as qualified retirement plans, will not generally benefit from such deduction or credit.

Your redemption of Fund shares may result in a taxable gain or loss to you for federal income tax purposes, depending on whether the redemption proceeds are more or less than your basis in the redeemed shares. The gain or loss will generally be treated as long-term capital gain or loss if the shares were held for more than one year and if not held for such period, as short-term capital gain or loss. An exchange of Fund shares for shares in any other Marshall Fund generally will be treated for federal tax purposes as a redemption followed by the purchase of shares of the other Fund, and thus will generally result in the same tax treatment as a redemption of Fund shares.

If you do not furnish a Fund with your correct social security number or taxpayer identification number, you fail to make certain required certifications and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions (including tax-exempt interest dividends) and redemption proceeds, currently at a rate of 28% for U.S. citizens and residents. Back-up withholding is not an additional tax. Any amounts withheld may be credited against your federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

This section is not intended to be a full discussion of the federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. Please consult your own tax advisor regarding federal, state, foreign and local tax considerations.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (SAI).

66	ACCOUNT AND SHARE INFORMATION

Marshall Funds, Inc. Information

Management of the Marshall Funds. The Board governs the Funds. The Board oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund’s assets, including buying and selling portfolio securities for the Funds (except the INTERNATIONAL STOCK FUND, EMERGING MARKETS EQUITY FUND, CORPORATE INCOME FUND and CORE PLUS BOND FUND). The Adviser’s address is 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202.

The Adviser has entered into a sub-advisory contract with an affiliate, Taplin, Canida & Habacht, LLC, pursuant to which TCH manages the CORPORATE INCOME FUND and CORE PLUS BOND FUND, subject to oversight by the Adviser.

The Adviser has entered into a sub-advisory contract with Acadian Asset Management, LLC, pursuant to which Acadian manages a portion of the INTERNATIONAL STOCK FUND’s portfolio, subject to oversight by the Adviser.

The Adviser has entered into a sub-advisory contract with Trilogy Global Advisors, LLC, pursuant to which Trilogy manages a portion of the INTERNATIONAL STOCK FUND’s portfolio and manages the EMERGING MARKETS EQUITY FUND, subject to oversight by the Adviser.

Adviser’s Background. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2009, the Adviser had approximately $32.3 billion in assets under management, of which approximately $9.6 billion was in the Marshall Funds’ assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Marshall Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Sub-Advisers’ Background. TCH, an affiliate of the Adviser, is a registered investment adviser that provides investment management services to investment companies, pension and profit sharing plans, state or municipal government entities, corporations, charitable organizations and individuals. As of August 31, 2009, TCH had approximately $7.3 billion in assets under management. TCH’s address is 1001 Brickell Bay Drive,

Suite 2100, Miami, Florida 33131. TCH is a majority-owned subsidiary of the Adviser. Accordingly, TCH and the Adviser are affiliates.

Acadian is a registered investment adviser that has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans, other institutions and individuals since 1986. As of August 31, 2009, Acadian had approximately $63.5 billion in assets under management. Acadian’s address is One Post Office Square, Boston, Massachusetts 02109.

Trilogy is a registered investment adviser that provides investment management services to investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2009, Trilogy had approximately $12.1 billion in assets under management. Trilogy’s address is 1114 Avenue of the Americas, 28th Floor, New York, New York 10036.

All fees of the sub-advisers are paid by the Adviser.

Manager of Managers Structure. The Funds and the Adviser have received an exemptive order from the SEC granting exemptions from certain provisions of the 1940 Act, pursuant to which the Adviser will be permitted to enter into and materially amend sub-advisory agreements with sub-advisers who are not affiliated with the Funds or the Adviser without shareholder approval of the applicable Fund, subject to the supervision and approval of the Board and certain other conditions specified in the order. Consequently, the Adviser will have the right to hire, terminate or replace sub-advisers without shareholder approval when the Board and the Adviser feel that a change would benefit a Fund. Within 90 days after the hiring of a new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship. The Adviser will continue to have the ultimate responsibility (subject to the oversight of the Board) to oversee the sub-advisers and recommend their hiring, termination and replacement. The manager of managers structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not

MARSHALL FUNDS, INC. INFORMATION	67

Marshall Funds, Inc. Information (cont.)

permit investment management fees paid by the Funds to be increased or change the Adviser’s obligations under the investment advisory agreement with the Funds, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Funds, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Funds or the Adviser will require shareholder approval. Currently, only the INTERNATIONAL STOCK FUND, CORPORATE INCOME FUND, CORE PLUS BOND FUND and EMERGING MARKETS EQUITY FUND employ the manager of managers structure.

Portfolio Managers. Richard M. Rokus has managed the GOVERNMENT MONEY MARKET FUND since its inception in May 2004, the PRIME MONEY MARKET FUND since January 1994 and the SHORT-TERM INCOME FUND since October 2001. Mr. Rokus, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Whitewater.

Craig J. Mauermann has managed the TAX-FREE MONEY MARKET FUND since its inception in September 2004 and co-managed the ULTRA SHORT TAX-FREE FUND since its inception in October 2009. Mr. Mauermann, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2004. Prior to joining the Adviser, he was a municipal bond analyst and trader for three municipal money market funds at Strong Capital Management, Inc. Mr. Mauermann holds an M.B.A. degree and a B.A. degree from Marquette University.

Jason D. Weiner has managed the SHORT-INTERMEDIATE BOND FUND since October 2001, the GOVERNMENT INCOME FUND since April 2001 and the AGGREGATE BOND FUND since its inception in 2007. Mr. Weiner, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 1993. Mr. Weiner, who is a Chartered Financial Analyst, received his B.S. degree in Finance and International Business from Marquette University.

Duane A. McAllister has co-managed the ULTRA SHORT TAX-FREE FUND since its inception in October 2009. He also co-manages another Marshall Fund. Mr. McAllister, a Vice President and a Portfolio Manager of the Adviser, joined the

Adviser in 2007. Prior to joining the Adviser, Mr. McAllister served in investment management positions with Belle Haven Investments, LP, Wells Fargo Funds Management, LLC, Strong Capital Management, Inc., AAL Capital Management Co., and The Northern Trust Co. He holds a B.S. degree from Northern Illinois University, and is a member of the CFA Institute and the CFA Society of Milwaukee, Inc.

TCH has managed the CORPORATE INCOME FUND and the CORE PLUS BOND FUND since each Fund’s inception in December 2008. Tere Alvarez Canida, Alan M. Habacht and William J. Canida co-manage the CORPORATE INCOME FUND and CORE PLUS BOND FUND on a team basis. All members of the team share investment decision making responsibilities with respect to the Funds. Ms. Canida is President and Managing Principal of TCH. Prior to joining TCH in 1985, she served as vice president and senior investment officer of Southeast Bank. Ms. Canida, who is a Chartered Financial Analyst, received her B.S. degree in international economics from Georgetown University and her M.B.A. degree from The George Washington University. Mr. Habacht is Vice President and Principal of TCH. Prior to joining TCH in 1987, he served as senior vice president and portfolio manager for INVESCO Capital Management. He also served as a security analyst for Weiss, Peck & Greer, Alliance Capital Management and Bache & Company. He received his B.A. degree in finance from Boston University. Mr. Canida is Vice President and Principal of TCH. Prior to joining TCH in 1985, he served as vice president and senior investment officer for Harris Trust Company of Florida. He also was vice president and treasurer of AmeriFirst Florida Trust Company and Southeast Banks Trust Company, N.A. Mr. Canida, who is a Chartered Financial Analyst, received his B.A. degree in finance and his M.B.A. degree from Indiana University.

Daniel P. Brown has managed the LARGE-CAP VALUE FUND since June 2004. Mr. Brown, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 1997. Prior to joining the Adviser, he held positions with Kemper Securities Group and Mutual Savings Bank. Mr. Brown is a Chartered Financial Analyst and a member of the CFA Institute, the Milwaukee Investment Analysts Society and the Chicago Quantitative Alliance. He holds a B.B.A. degree in Finance from the University of Wisconsin-Milwaukee.

68	MARSHALL FUNDS, INC. INFORMATION

Marshall Funds, Inc. Information (cont.)

Alan K. Creech and Robert G. Cummisford have co-managed the LARGE-CAP GROWTH FUND since March 2007 and have equal investment decision-making responsibilities. Mr. Creech, a Portfolio Manager and a Vice President of the Adviser, joined the Adviser in 2004. He previously served as the Senior Analyst on the Fund since 2004 and as an analyst at Banc One Investment Advisors, supporting several growth funds. He holds a B.S. degree in Economics from the University of Tennessee and an M.B.A. from Wayne State University. Mr. Cummisford, a Portfolio Manager and Vice President of the Adviser, joined the Adviser in 2004. He has provided analytical support to the Fund since 2004. Prior to joining the Adviser, he held positions with Old Kent/Fifth Third, Ibbotson Associates and First Chicago. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of Milwaukee, Inc. He holds B.A. degrees in Economics and Behavioral Sciences from Lake Forest College.

Matthew B. Fahey has managed the MID-CAP VALUE FUND since June 1997. Mr. Fahey, a Senior Vice President and a Portfolio Manager of the Adviser since 1988, joined the Adviser in October 1984. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University.

Kenneth S. Salmon and Patrick M. Gundlach co-manage the MID-CAP GROWTH FUND and the SMALL-CAP GROWTH FUND and have equal investment decision-making responsibilities with respect to the Funds. Mr. Salmon has co-managed the Funds since December 2004. He is a Vice President and a Portfolio Manager of the Adviser and joined the Adviser in 2000. Prior to joining the Adviser, Mr. Salmon was a senior analyst focused on growth companies at Tucker Anthony Sutro and C.L. King & Associates. Mr. Salmon graduated cum laude with a B.A. in Economics from State University of New York in Potsdam, New York. Mr. Gundlach has co-managed the Funds since July 2007. He is a Portfolio Manager and a Vice President of the Adviser and joined the Adviser in 2004. He has been a Senior Analyst for both strategies since 2004. Previously, he was a research analyst for the Nicholas Company, where he focused on small and mid-cap equities. He holds a BBA degree and MS degree in Finance from the University of Wisconsin-Madison, where, as a student in the University of Wisconsin’s Applied Securities Analysis Program, he served as portfolio manager, equity analyst and accountant for the Badgerfund, a small-cap domestic equity fund. He is a member of the CFA Institute and the CFA Society of Milwaukee, Inc.

The INTERNATIONAL STOCK FUND is managed by two sub-advisers, Trilogy and Acadian.

William Sterling, Robert Beckwitt and Gregory J. Gigliotti co-manage the portion of the INTERNATIONAL STOCK FUND’s assets managed by Trilogy. Mr. Sterling is the lead member but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Sterling is Chief Investment Officer and Senior Portfolio Manager at Trilogy. He was a founding partner, Chairman and Chief Investment Officer of Trilogy Advisors LLC since 1999, prior to the merger of Trilogy Advisors and BPI Global Asset Management LLC in 2005. Previously, Mr. Sterling was an Executive Director and Global Head of Equities at Credit Suisse Asset Management, Managing Director of International Equities at BEA Associates, and First Vice President at Merrill Lynch, first as Head of Economic Research in Tokyo and later as Head of International Economic Research in New York. Mr. Sterling received a B.A. degree in Economics from Carleton College and M.A. and Ph.D. degrees in Economics from Harvard University. Mr. Beckwitt is Managing Director and Senior Portfolio Manager at Trilogy. Prior to joining Trilogy in 2001, Mr. Beckwitt was with Goldman Sachs Asset Management, where he was a Managing Director and served as a Portfolio Manager and Co-Head of International Equities and Emerging Markets. Previously, Mr. Beckwitt was a Portfolio Manager at Fidelity Investments. He has a B.A. in Economics from Princeton and a M.S. in Finance from Sloan School at Massachusetts Institute of Technology. Mr. Gigliotti is Managing Director and Senior Portfolio Manager at Trilogy. Prior to joining Trilogy in 2002, Mr. Gigliotti was a Managing Director of Iridian Asset Management. Previously, Mr. Gigliotti was a Vice President and Senior Portfolio Manager at Goldman Sachs Asset Management and was a Vice President and Senior Analyst at Franklin Mutual Advisors (formerly the Mutual Series Funds). He has a B.A. in Economics and International Relations from Connecticut College.

MARSHALL FUNDS, INC. INFORMATION	69

Marshall Funds, Inc. Information (cont.)

Brian K. Wolahan and Charles H. Wang serve as co-portfolio managers for the portion of the INTERNATIONAL STOCK FUND’s assets managed by Acadian. Mr. Wolahan and Mr. Wang have equal investment decision-making responsibilities with respect to the Fund and are supported by a team of investment professionals. Mr. Wolahan is Co-Director of Research and a Senior Portfolio Manager at Acadian. He received his undergraduate degree from Lehigh University and an M.S. degree in Management from MIT. Before joining Acadian in 1990, he worked in the Systems Planning Group at Bank of New England and as a Senior Systems Analyst at Mars Incorporated. He is a Chartered Financial Analyst. Mr. Wang is a Senior Portfolio Manager and Co-Director of Research at Acadian. Prior to joining Acadian in 2000, he worked as a senior quantitative equity analyst for a number of investment firms, including Putnam Investments. Mr. Wang has a Ph.D. from Yale’s School of Management, a B.S. in mathematics from Beijing University and an M.S. from the University of Massachusetts.

Trilogy has managed the EMERGING MARKETS EQUITY FUND since its inception in December 2008. Pablo Salas, William Sterling and Robert Beckwitt co-manage the EMERGING MARKETS EQUITY FUND. Mr. Salas is the lead member but all members of the team share investment decision-making responsibilities with respect to the Fund. Mr. Salas is a Managing Director and Senior Portfolio Manager at Trilogy. Prior to joining Trilogy in 2005 through the merger of Trilogy Advisors LLC and BPI Global Asset Management LLC, he had been Portfolio Manager of the BPI Emerging Markets Portfolio since April 1997. Previously, he was a Director and Senior Portfolio Manager in the International Portfolio Management and Research area of STI Capital Management/Sun Trust, Inc. where he launched the Emerging Markets Portfolio; was a Portfolio Manager in the International Equities area at Lazard Freres Asset Management where he launched an Emerging Markets Portfolio; and held prior positions at the Principal Financial Group/Invista Capital Management and NationsBank. He earned a B.S. in Business Administration from Indiana University and earned a M.B.A. from the University of Wisconsin. The biographies of Messrs. Sterling and Beckwitt are included above under the INTERNATIONAL STOCK FUND.

The Funds’ SAI provides additional information about certain portfolio managers, including other accounts they manage, their ownership of Fund shares, and their compensation.

Advisory Fees. The Adviser is entitled to receive from each Fund an investment advisory fee equal to a percentage of each Fund’s average daily net assets (ADNA) at the rates, and subject to reduction at breakpoints for each Fund except SMALL-CAP GROWTH FUND, listed in the following tables.

Equity Funds and Income Funds:

	Advisory Fee (as % of each Fund’s ADNA)

Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Large-Cap Value Fund	0.75%	0.74%	0.70%	0.65%
Large-Cap Growth Fund	0.75	0.74	0.70	0.65
Mid-Cap Value Fund	0.75	0.74	0.70	0.65
Mid-Cap Growth Fund	0.75	0.74	0.70	0.65
Small-Cap Growth Fund	1.00	1.00	1.00	1.00
International Stock Fund	1.00	0.99	0.95	0.90
Emerging Markets Equity Fund	1.00	0.99	0.95	0.90
Ultra Short Tax-Free Fund	0.20	0.19	0.10	0.10
Short-Term Income Fund	0.20	0.19	0.10	0.10
Short-Intermediate Bond Fund	0.40	0.39	0.30	0.25
Government Income Fund	0.40	0.39	0.30	0.25
Corporate Income Fund	0.25	0.24	0.15	0.10
Aggregate Bond Fund	0.40	0.39	0.30	0.25
Core Plus Bond Fund	0.25	0.24	0.15	0.10

Money Market Funds:

	Advisory Fee (as % of each Fund’s ADNA)

Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

70	MARSHALL FUNDS, INC. INFORMATION

Marshall Funds, Inc. Information (cont.)

The following table reflects the investment advisory fee paid by each Fund (except EMERGING MARKETS EQUITY FUND, ULTRA SHORT TAX-FREE, CORPORATE INCOME FUND, CORE PLUS BOND FUND), as a percentage of a Fund’s ADNA, during the fiscal year ended 2009, giving effect to breakpoints and/or voluntary waivers by the Adviser during the period.

Fund	Advisory Fee Received in Fiscal 2009
Large-Cap Value Fund	0.75%
Large-Cap Growth Fund	0.75
Mid-Cap Value Fund	0.75
Mid-Cap Growth Fund	0.75
Small-Cap Growth Fund	1.00
International Stock Fund	1.00
Short-Term Income Fund	0.00
Short-Intermediate Bond Fund	0.26
Government Income Fund	0.30
Aggregate Bond Fund	0.28
Government Money Market Fund	0.13
Tax-Free Money Market Fund	0.12
Prime Money Market Fund	0.13

The Adviser has the discretion to voluntarily waive a portion of its fee for any Fund. Any such waivers by the Adviser are voluntary and may be terminated at any time in the Adviser’s sole discretion.

As of September 1, 2009 for the INCOME AND MONEY MARKET FUNDS and December 29, 2009 for the EQUITY FUNDS, the Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the percentage of the average daily net assets of the Investor Class of the following Funds (the “Expense Limit”), as set forth below. Acquired Fund Fees and Expenses are excluded from the Expense Limit for each applicable Fund. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated. With respect to INTERNATIONAL STOCK FUND, each sub-adviser has agreed to pay a portion of the Adviser’s obligation under the Fund’s Expense Limit.

Fund	Expense Limit
Large-Cap Value Fund	0.99%
Large-Cap Growth Fund	0.99
Mid-Cap Value Fund	0.99
Mid-Cap Growth Fund	0.99
Small-Cap Growth Fund	1.19
International Stock Fund	1.20
Emerging Markets Equity Fund	1.25
Ultra Short Tax-Free Fund	0.30
Short-Term Income Fund	0.35
Short-Intermediate Bond Fund	0.55
Government Income Fund	0.55
Corporate Income Fund	0.55
Aggregate Bond Fund	0.55
Core Plus Bond Fund	0.55
Government Money Market Fund	0.20
Tax-Free Money Market Fund	0.20
Prime Money Market Fund	0.20

The Funds’ August 31, 2009 Annual Report contains a discussion regarding the Board’s basis for approving the investment advisory contract and sub-advisory contracts on behalf of the Funds, except the ULTRA SHORT TAX-FREE FUND. The Board’s basis for approving the investment advisory contract on behalf of the ULTRA SHORT TAX-FREE FUND will be included in the Fund’s Semi-Annual Report.

Affiliate Services and Fees. M&I Trust, an affiliate of the Adviser, provides services to the Funds as custodian of the assets (except for the INTERNATIONAL STOCK FUND and EMERGING MARKETS EQUITY FUND), shareholder services agent, securities lending agent, recordkeeper and administrator directly and through its division, MIS. For each domestic Fund, the custody fees are calculated at the annual rate of 0.02% on the first $250 million of ADNA plus 0.01% of assets exceeding $250 million. M&I Trust has the discretion to waive a portion of its fees. However, any fee waivers are voluntary and may be terminated at any time in its sole discretion. As compensation for its services as securities lending agent, M&I Trust receives a portion of each Fund’s revenues from securities lending activities.

M&I Trust is the administrator of the Funds and UMB Fund Services, Inc. (UMB) is the sub-administrator.

MARSHALL FUNDS, INC. INFORMATION	71

Marshall Funds, Inc. Information (cont.)

M&I Trust, as administrator, is entitled to receive fees from each of the EQUITY FUNDS and INCOME FUNDS at the following annual rates as a percentage of the Fund’s ADNA:

Fee	Fund’s ADNA
0.0925%	on the first $250 million
0.0850	on the next $250 million
0.0800	on the next $200 million
0.0400	on the next $100 million
0.0200	on the next $200 million
0.0100	on ADNA in excess of $1.0 billion

M&I Trust, as administrator, is entitled to receive fees from the MONEY MARKET FUNDS at the following annual rates based on the aggregate ADNA of the MONEY MARKET FUNDS combined:

Fee	Combined ADNA
0.040%	on the first $2 billion
0.030	on the next $2 billion
0.025	on the next $2 billion
0.020	on the next $2 billion
0.010	on ADNA in excess of $8 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives from each Fund an annual per-account fee, which differs among the Funds, for recordkeeping services to trust and institutional accounts maintained on its trust accounting system.

Payments to Financial Intermediaries. From time to time, the Adviser, M&I Trust, M&I Financial Advisors, the distributor or their affiliates may enter into arrangements with each other or with brokers or other financial intermediaries pursuant to which such parties agree to perform record-keeping, administrative or other services on behalf of their clients who are Fund shareholders. Pursuant to these arrangements, the Adviser, M&I Trust, M&I Financial Advisors, the distributor or their affiliates may make payments to each other or to brokers or other financial intermediaries from their own resources for services provided to clients who hold Fund shares. In addition, the Adviser or an affiliate may make payments to a financial intermediary, including affiliates such as M&I Financial Advisors, based on the value of Fund shares held through the affiliate or intermediary, to compensate it for introducing new shareholders to the Funds and for other services. For its services, M&I Financial Advisors will receive special cash compensation based on the value of Fund shares invested through certain intermediaries for a designated time period. The receipt of (or prospect of receiving) such compensation may provide the affiliate or intermediary and its salespersons with an incentive to favor sales of Fund shares, or certain classes of those shares, over other investment alternatives. You may wish to consider whether such arrangements exist when evaluating recommendations from the affiliate or intermediary.

Distributor. M&I Distributors, LLC (MID), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc., acts as principal distributor of the Funds’ shares. All fees of the distributor are paid by M&I Trust. MID is an affiliate of the Adviser and M&I Trust.

72	MARSHALL FUNDS, INC. INFORMATION

Historical Performance for Similar Accounts

Trilogy Emerging Markets Composite

The following table shows the historical composite performance data for all of Trilogy’s advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the EMERGING MARKETS EQUITY FUND, known as the Trilogy Emerging Markets Composite (the Emerging Markets Composite).

The Emerging Markets Composite is not subject to the same types of expenses as the EMERGING MARKETS EQUITY FUND and its member accounts may be subject to different diversification requirements, specific tax restrictions and investment limitations imposed by the Internal Revenue Code of 1986, as amended, foreign tax laws and/or the 1940 Act than those imposed on the EMERGING MARKETS EQUITY FUND. The data is provided to illustrate the past performance of Trilogy in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the EMERGING MARKETS EQUITY FUND. This performance data should not be considered an indication of the future performance of the EMERGING MARKETS EQUITY FUND or Trilogy.

Trilogy has prepared and presented all returns included herein in compliance with the Global Investment Performance Standards (GIPS®).

Monthly returns are linked geometrically to arrive at the annual total return.

The Emerging Markets Composite returns reflect the deduction of all costs and expenses and include the reinvestment of all income. The performance was calculated using the standard management fee as described in Part II of

Trilogy’s Form ADV (100 BP). Both the Emerging Markets Composite and the Emerging Markets Index total returns reflect deduction of estimated foreign withholding taxes on dividends, interest, and capital gains. The GIPS® standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The Emerging Markets Composite expenses are lower than the expenses of Institutional Class shares of the EMERGING MARKETS EQUITY FUND. Accordingly, if the Fund’s Institutional Class shares’ expenses had been deducted from the Emerging Markets Composite’s returns, the returns would have been lower than those shown.

Periods Ended 8/31/09	Emerging Markets Composite Total Return	MSCI Emerging Markets Index(1)
1 Year	(18.57)%	(9.95)%
5 Years	17.60%	16.59%
10 Years	12.51%	10.36%
Since Inception(2)	10.67%	6.71%

(1) The MSCI Emerging Markets Index is a market capitalization-weighted index comprised of over 800 companies representative of the market structure of the emerging countries in Europe, Latin America, Africa, Middle East and Asia. Prior to January 1, 2002, the returns of the MSCI Emerging Markets Index were presented before application of withholding taxes.

(2) The Emerging Markets Composite commenced operations on April 1, 1997. The Emerging Markets Composite includes all of Trilogy’s discretionary institutional and mutual fund accounts (including sub-advisory relationships) with comparable investment objectives and risks that have at least $2 million in assets and have been managed by Trilogy for at least one full month.

HISTORICAL PERFORMANCE FOR SIMILAR ACCOUNTS	73

Historical Performance for Similar Accounts

TCH Corporate Fixed Income Composite

The following table shows the historical composite performance data for all of TCH’s advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the CORPORATE INCOME FUND, known as the TCH Corporate Fixed Income Composite.

The TCH Corporate Fixed Income Composite is not subject to the same types of expenses as the CORPORATE INCOME FUND and its member accounts may be subject to different diversification requirements, specific tax restrictions and investment limitations imposed by the Internal Revenue Code of 1986, as amended, foreign tax laws and/or the 1940 Act than those imposed on the CORPORATE INCOME FUND. The data is provided to illustrate the past performance of TCH in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the CORPORATE INCOME FUND. This performance data should not be considered an indication of the future performance of the CORPORATE INCOME FUND or TCH.

TCH has prepared and presented all returns included herein in compliance with the Global Investment Performance Standards (GIPS®).

Monthly returns are linked geometrically to arrive at the annual total return.

The TCH Corporate Fixed Income Composite returns reflect the deduction of all costs and expenses and include the reinvestment of all income. The performance was calculated using actual investment management fees incurred by each account in the composite. The GIPS® standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The TCH Corporate Fixed Income Composite expenses are lower than the expenses of Institutional Class shares of the CORPORATE INCOME FUND. Accordingly, if the Fund’s Institutional Class shares’ expenses had been deducted from the TCH Corporate Fixed Income Composite’s returns, the returns would have been lower than those shown.

Periods Ended 8/31/09	TCH Corporate Fixed Income Composite Total Return	Barclays Capital Credit Index(1)
1 Year	22.80%	19.49%
5 Years	3.93%	4.72%
10 Years	6.44%	6.53%
Since Inception(2)	7.33%	7.10%

(1) The Barclays Capital Credit Index represents securities that are SEC-registered, taxable and U.S. dollar denominated. The index covers U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.

(2) The TCH Corporate Fixed Income Composite commenced operations on September 30, 1991.

74	HISTORICAL PERFORMANCE FOR SIMILAR ACCOUNTS

Historical Performance for Similar Accounts

TCH Core Plus Aggregate Composite

The following table shows the historical composite performance data for all of TCH’s advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the CORE PLUS BOND FUND, known as the TCH Core Plus Aggregate Composite.

The TCH Core Plus Aggregate Composite is not subject to the same types of expenses as the CORE PLUS BOND FUND and its member accounts may be subject to different diversification requirements, specific tax restrictions and investment limitations imposed by the Internal Revenue Code of 1986, as amended, foreign tax laws and/or the 1940 Act than those imposed on the CORE PLUS BOND FUND. The data is provided to illustrate the past performance of TCH in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the CORE PLUS BOND FUND. This performance data should not be considered an indication of the future performance of the CORE PLUS BOND FUND or TCH.

TCH has prepared and presented all returns included herein in compliance with the Global Investment Performance Standards (GIPS®).

Monthly returns are linked geometrically to arrive at the annual total return.

The TCH Core Plus Aggregate Composite returns reflect the deduction of all costs and expenses and include the reinvestment of all income. The performance was calculated using actual investment management fees incurred by each account in the composite. The GIPS® standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return.

The TCH Core Plus Aggregate Composite expenses are lower than the expenses of Institutional Class shares of the CORE PLUS BOND FUND. Accordingly, if the Fund’s Institutional Class shares’ expenses had been deducted from the Composite’s returns, the returns would have been lower than those shown.

Periods Ended 8/31/09	Core Plus Aggregate Composite Total Return	Barclays Capital Aggregate Bond Index(1)
1 Year	20.20%	10.56%
5 Years	4.96%	5.13%
10 Years	6.64%	6.30%
Since Inception(2)	6.67%	6.30%

(1) The Barclays Capital Aggregate Bond Index represents securities that are SEC-registered, taxable and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

(2) The Core Plus Composite commenced operations on December 31, 1997.

HISTORICAL PERFORMANCE FOR SIMILAR ACCOUNTS	75

Financial Highlights–Institutional Class of Shares (For a share outstanding throughout each period)

The Financial Highlights will help you understand the financial performance of the Institutional Class shares of each Fund for the last five fiscal years or since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains distributions.

The information for the fiscal years ended August 31, 2009, 2008, 2007 and 2006 was audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements and notes thereto, is included in the Funds’ Annual Report dated August 31, 2009, which is available free of charge from the Funds. The information for the prior year was audited by a different firm.

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments, Options, Futures Contracts and Foreign Currency Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)			Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Net Expenses(2)	Expense Waiver(2)	Net Investment Income (Loss)(2)

Large-Cap Value Fund
2008(3)(9)	$12.99	$0.10	$(0.95)	$(0.85)	$(0.07)	$—	$(0.07)	$12.07	(6.57)%	1.00%	—%	1.54%	$152,572	40%
2009(3)	12.07	0.19	(2.65)	(2.46)	(0.19)	(0.00)	(0.19)	9.43	(20.27)	1.08	—	2.04	104,984	73
Large-Cap Growth Fund
2008(3)(9)	11.97	0.01	(0.14)	(0.13)	—	—	—	11.84	(1.09)	1.03	—	0.30	149,952	122
2009(3)	11.84	0.06	(2.21)	(2.15)	(0.02)	—	(0.02)	9.67	(18.16)	1.14	—	0.62	100,612	142
Mid-Cap Value Fund
2008(3)(9)	12.55	0.04	(0.42)	(0.38)	—	—	—	12.17	(3.03)	1.02	—	0.59	99,009	41
2009(3)	12.17	0.07	(2.01)	(1.94)	(0.05)	(0.55)	(0.60)	9.63	(14.59)	1.12	—	0.90	91,115	63
Mid-Cap Growth Fund
2008(3)(9)	17.09	(0.01)	0.06	0.05	—	—	—	17.14	0.29	1.01	—	(0.19)	171,529	186
2009(3)	17.14	0.02	(3.88)	(3.86)	—	(0.60)	(0.60)	12.68	(21.79)	1.10	—	0.18	135,858	224
Small-Cap Growth Fund
2008(3)(9)	14.73	(0.03)	(0.48)	(0.51)	—	—	—	14.22	(3.46)	1.27	—	(0.49)	134,623	174
2009(3)	14.22	0.01	(2.26)	(2.25)	—	—	—	11.97	(15.82)	1.35	—	0.05	127,901	233
International Stock Fund
2005(3)	11.11	0.16	2.32	2.48	(0.07)	—	(0.07)	13.52	22.38	1.23	0.02	0.95	168,128	150
2006(3)	13.52	0.17	3.07	3.24	(0.15)	—	(0.15)	16.61	24.14	1.24	0.02	1.00	188,715	146
2007(3)	16.61	0.24	2.68	2.92	(0.07)	(1.88)	(1.95)	17.58	18.65	1.20	0.02	1.48	250,012	98
2008(3)	17.58	0.23	(2.94)	(2.71)	(0.24)	(2.00)	(2.24)	12.63	(17.74)	1.23	—	1.58	253,158	62
2009(3)	12.63	0.29	(3.27)	(2.98)	(0.42)	(0.27)	(0.69)	8.96	(22.51)	1.44	—	1.64	76,756	113
Emerging Markets Equity Fund
2009(3)(10)	10.00	0.09	4.39	4.48	(0.01)	—	(0.01)	14.47	44.82	1.25	1.27	1.54	39,054	58

76	FINANCIAL HIGHLIGHTS

Financial Highlights–Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments, Options, Futures Contracts and Foreign Currency Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)					Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Net Expenses(2)		Expense Waiver(2)		Net Investment Income (Loss)(2)

Short-Term Income Fund
2007(3)(8)	$9.02	$0.11	$—	$0.11	$(0.11)	$—	$(0.11)	$9.02	1.20%	0.35%		0.23%		4.65%	$41,186	52%
2008(3)	9.02	0.43	(0.09)	0.34	(0.43)	—	(0.43)	8.93	3.76	0.35		0.20		4.69	72,928	47
2009(3)	8.93	0.38	0.04	0.42	(0.37)	—	(0.37)	8.98	5.03	0.35		0.27		4.47	66,039	49
Short-Intermediate Bond Fund
2007(3)(8)	9.17	0.11	(0.01)	0.10	(0.11)	—	(0.11)	9.16	1.12	0.55		0.08		4.90	181,534	421
2008(3)	9.16	0.45	(0.26)	0.19	(0.45)	—	(0.45)	8.90	2.05	0.55		0.06		4.94	200,110	293
2009(3)	8.90	0.48	0.09	0.57	(0.48)	—	(0.48)	8.99	7.32	0.55		0.14		5.89	118,546	360
Government Income Fund
2007(3)(8)	9.41	0.11	0.03	0.14	(0.11)	—	(0.11)	9.44	1.54	0.55		0.13		4.87	141,305	686
2008(3)	9.44	0.46	(0.07)	0.39	(0.46)	—	(0.46)	9.37	4.16	0.55		0.06		4.88	249,127	284
2009(3)	9.37	0.48	0.36	0.84	(0.46)	(0.26)	(0.72)	9.49	9.65	0.55		0.10		5.22	159,881	360
Corporate Income Fund
2009(3)(10)	10.00	0.35	1.58	1.93	(0.36)	—	(0.36)	11.57	19.63	0.55		1.04		4.88	15,927	38
Aggregate Bond Fund
2007(3)(8)	10.00	0.12	0.10	0.22	(0.12)	—	(0.12)	10.10	2.18	0.55		0.14		4.63	143,657	129
2008(3)	10.10	0.50	(0.04)	0.46	(0.49)	(0.06)	(0.55)	10.01	4.58	0.55		0.08		4.87	222,380	333
2009(3)	10.01	0.52	0.48	1.00	(0.50)	(0.32)	(0.82)	10.19	11.40	0.55		0.12		5.66	150,309	445
Core Plus Bond Fund
2009(3)(10)	10.00	0.26	0.83	1.09	(0.28)	—	(0.28)	10.81	11.04	0.55		0.32		3.73	33,067	26
Government Money Market Fund
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.37	0.20		0.18		2.34	37,372	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.42	0.20		0.17		4.34	65,616	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.25	0.20		0.13		5.13	136,910	—
2008	1.00	0.03	—	0.03	(0.03)	(0.00)	(0.03)	1.00	3.45	0.20		0.10		3.33	275,136	—
2009	1.00	0.01	—	0.01	(0.01)	(0.00)	(0.01)	1.00	0.80	0.23	(11)	0.07		0.75	399,654	—
Tax-Free Money Market Fund
2005(7)	1.00	—	—	—	—	—	—	1.00	0.39	0.20		0.06		0.78	24,211	—
2006	1.00	0.03	—	0.03	(0.03)	(0.00)	(0.03)	1.00	3.09	0.20		0.13		3.10	116,409	—
2007	1.00	0.04	—	0.04	(0.04)	(0.00)	(0.04)	1.00	3.59	0.20		0.13		3.53	243,842	—
2008	1.00	0.03	—	0.03	(0.03)	(0.00)	(0.03)	1.00	2.83	0.20		0.09		2.67	398,315	—
2009	1.00	0.02	—	0.02	(0.02)	(0.00)	(0.02)	1.00	1.68	0.23	(11)	0.08		1.62	596,180	—
Prime Money Market Fund
2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.47	0.20		0.04		2.45	1,550,128	—
2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.51	0.20		0.04		4.44	1,653,556	—
2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.33	0.20		0.02		5.20	2,080,429	—
2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.91	0.20		0.01		3.69	3,101,260	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.40	0.24	(11)	0.00	(6)	1.32	3,024,018	—

FINANCIAL HIGHLIGHTS	77

Financial Highlights–Institutional Class of Shares (For a share outstanding throughout each period)

(1)	Based on net asset value.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from June 29, 2005 (commencement of operations) to August 31, 2005.
(8)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(9)	Reflects operations for the period from February 1, 2008 (commencement of operations) to August 31, 2008.
(10)	Reflects operations for the period from December 23, 2008 (commencement of operations) to August 31, 2009.
(11)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.

78	FINANCIAL HIGHLIGHTS

Marshall Funds, Inc.

Privacy Policy Notice

Federal regulations require financial institutions to deliver a summary of their privacy policies to their customers. We were committed to maintaining the confidentiality of your personal information long before these regulations required us to do so, and intend to do the same in the future. Allow us to summarize for you, in clear, plain-English terms, our policies regarding how we obtain, handle, use and protect your personal information.

INFORMATION COLLECTION POLICY. We receive non-public personal information about you during the normal course of business from the following sources:

•

From you, or from your financial representative, on account applications, other forms or electronically (for example, your name, address, phone number, e-mail address, social security number, assets and income).

•	From you, or from your financial representative, through transactions, correspondence and other communications (for example, your specific investment purchases and your account balances).

•	From you in connection with providing you a financial product or service (for example, your bank account numbers used for transferring funds to or from the Marshall Funds).

INFORMATION SHARING POLICY. Under no circumstances, do we rent, sell or trade your personal information to anyone nor do we disclose it to anyone except as permitted or required by law. We may disclose your non-public personal information to companies that provide services to the Marshall Funds such as transfer agents, printers and mailing agents that deliver annual reports, prospectuses and other required shareholder communications. All of the information we collect may be shared with our affiliates (such as Marshall & Ilsley Trust Company, M&I Financial Advisors, Inc. and their affiliates). We also may share this information with financial institutions, such as the bank, broker-dealer or other financial intermediary through whom you purchased your shares of the Marshall Funds, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service or with other financial institutions with whom we have joint marketing agreements.

If you decide to close your account(s), we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION SECURITY POLICY. We maintain physical, electronic and procedural safeguards consistent with industry standards to protect the confidentiality, integrity and security of your non-public personal information. We permit access to your personal information only by authorized personnel who need that information to provide products or services to you. On our website, we use a full range of Internet security measures such as data encryption, user names and passwords. Please note, however, that when you use a link from our website to a non-Marshall Funds site, the Marshall Funds privacy policies and Internet security measures no longer apply.

We require third parties to protect the security and confidentiality of your non-public personal information. These requirements are reflected in written agreements between the Marshall Funds and third party service providers. Except as required by law, under no circumstances do we permit third parties to rent, sell, trade or otherwise release or disclose your personal information to any other party.

CHANGES TO OUR PRIVACY POLICY. The Marshall Funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

ADDITIONAL RIGHTS. You may have other privacy protections under applicable state laws. To the extent those state laws apply, we will comply with them with respect to your non-public personal information.

* * *

For questions about our privacy policy, please contact us at 1-800-236-FUND (3863) or visit our website at http://www.marshallfunds.com.

Not Part of the Prospectus

Notes

80

Notes

81

The SAI is incorporated by reference into this Prospectus. Additional information about the Funds’ investments is contained in the SAI and the Annual and Semi-Annual Reports of the Funds as they become available. The Annual Report’s investment commentaries discuss market conditions and investment strategies that significantly affected the performance of each Fund during its last fiscal year.

To obtain the SAI, Annual Report, Semi-Annual Report and other information, free of charge, and to make inquiries, write to or call MIS at 1-414-287-8555 or at 1-800-236-FUND (3863). You also may obtain these materials free of charge on the Marshall Funds’ Internet site at http://www.marshallfunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.

They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section

Securities and Exchange Commission

Washington, D.C. 20549-0102

publicinfo@sec.gov

1-202-551-8090

Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

1-414-287-8555

1-800-236-FUND (3863)

Internet address: http://www.marshallfunds.com

Not FDIC Insured	No Bank Guarantee	May Lose Value

M&I Distributors, LLC Distributor	Investment Company Act File No. 811-58433

Marshall Funds, Inc.

Statement of Additional Information

December 29, 2009

Equity Funds

•	Marshall Large-Cap Value Fund (Large-Cap Value)

Class A (MAEIX)	Class Y (MREIX)	Class I (MLVIX)
•	Marshall Large-Cap Growth Fund (Large-Cap Growth)

Class A (MLCAX)	Class Y (MASTX)	Class I (MLCIX)
•	Marshall Mid-Cap Value Fund (Mid-Cap Value)

Class A (MVEAX)	Class Y (MRVEX)	Class I (MRVIX)
•	Marshall Mid-Cap Growth Fund (Mid-Cap Growth)

Class A (MMSAX)	Class Y (MRMSX)	Class I (MRMIX)
•	Marshall Small-Cap Growth Fund (Small-Cap Growth)

Class A (MASCX)	Class Y (MRSCX)	Class I (MSGIX)
•	Marshall International Stock Fund (International Stock)

Class A (MRIAX)	Class Y (MRISX)	Class I (MRIIX)
•	Marshall Emerging Markets Equity Fund (Emerging Markets Equity)

Class A (MAEMX)	Class Y (MEMYX)	Class I (MIEMX)

Income Funds

•	Marshall Ultra Short Tax-Free Fund (Ultra Short Tax-Free)

Class Y (MUYSX)	Class I (MUISX)
•	Marshall Short-Term Income Fund (Short-Term Income)

Class A (MSSTX)	Class Y (MSINX)	Class I (MSIFX)
•	Marshall Short-Intermediate Bond Fund (Short-Intermediate Bond)

Class A (MRBAX)	Class Y (MAIBX)	Class I (MIBIX)
•	Marshall Intermediate Tax-Free Fund (Intermediate Tax-Free)

Class Y (MITFX)
•	Marshall Government Income Fund (Government Income)

Class A (MGVIX)	Class Y (MRGIX)	Class I (MGIIX)
•	Marshall Corporate Income Fund (Corporate Income)

Class A (MCIAX)	Class Y (MCIYX)	Class I (MCIIX)
•	Marshall Aggregate Bond Fund (Aggregate Bond)

Class A (MRAAX)	Class Y (MABYX)	Class I (MRAIX)
•	Marshall Core Plus Bond Fund (Core Plus Bond)

Class Y (MCYBX)	Class I (MCBIX)

Money Market Funds

•	Marshall Government Money Market Fund (Government Money Market)

Class Y (MGYXX)	Class I (MGNXX)
•	Marshall Tax-Free Money Market Fund (Tax-Free Money Market)

Class Y (MTFXX)	Class I (MFIXX)
•	Marshall Prime Money Market Fund (Prime Money Market)

Class A (MABXX)	Class Y (MARXX)	Class I (MAIXX)

This Statement of Additional Information (SAI) is not a Prospectus and should be read in conjunction with the Prospectuses for the Marshall Funds listed above (each, a Fund and collectively, the Funds) dated December 29, 2009. This SAI incorporates by reference the financial statements from the Funds’ August 31, 2009 Annual Report. You may obtain any of the Prospectuses and the Annual Report without charge by calling Marshall Investor Services (MIS) at 1-800-236-FUND (3863), or you can visit the Marshall Funds’ website at http://www.marshallfunds.com.

P.O. Box 1348, Milwaukee, Wisconsin 53201-1348

M&I DISTRIBUTORS, LLC

Distributor

i

HOW ARE THE FUNDS ORGANIZED?

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. Currently, the Corporation consists of eighteen separate series.

The Board of Directors of the Corporation (Board) has established certain classes of shares with respect to each Fund as follows:

Fund	Advisor Class Shares (Class A)	Investor Class Shares (Class Y)	Institutional Class Shares (Class I)
Large-Cap Value	✓	✓	✓
Large-Cap Growth	✓	✓	✓
Mid-Cap Value	✓	✓	✓
Mid-Cap Growth	✓	✓	✓
Small-Cap Growth	✓	✓	✓
International Stock	✓	✓	✓
Emerging Markets Equity	✓	✓	✓
Ultra Short Tax-Free		✓	✓
Short-Term Income	✓	✓	✓
Short-Intermediate Bond	✓	✓	✓
Intermediate Tax-Free		✓
Government Income	✓	✓	✓
Corporate Income	✓	✓	✓
Aggregate Bond	✓	✓	✓
Core Plus Bond		✓	✓
Government Money Market		✓	✓
Tax-Free Money Market		✓	✓
Prime Money Market	✓	✓	✓

The Funds’ investment adviser is M&I Investment Management Corp. (Adviser). The Adviser has retained the following sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) for certain Funds:

Fund Name	Sub-Adviser
Corporate Income	Taplin, Canida & Habacht, LLC (TCH)
Core Plus Bond	Taplin, Canida & Habacht, LLC (TCH)
International Stock	Acadian Asset Management, LLC (Acadian)
Trilogy Global Advisors, LLC (Trilogy)
Emerging Markets Equity	Trilogy Global Advisors, LLC (Trilogy)

This SAI contains additional information about the Corporation and the Funds. This SAI uses the same terms as defined in the Funds’ respective Prospectuses.

The definitions of the terms “series” and “class” in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectuses and this SAI. The Corporation’s Articles of Incorporation reconcile this inconsistency in terminology, and provide that the Prospectuses and SAI may define these terms consistently with the use of those terms under the WBCL.

SECURITIES, TRANSACTIONS, INVESTMENT TECHNIQUES AND RISKS

Following is a table that indicates which types of securities, transactions or practices are a(n):

•	P = Principal investment or practice of the Fund;

•	A = Acceptable (but not principal) investment or practice of the Fund; or

•	N = Not an acceptable investment or practice of the Fund.

Money Market and Income Funds

Securities	Government Money Market	Tax-Free Money Market	Prime Money Market	Ultra Short Tax- Free	Short- Term Income	Short- Intermediate Bond	Intermediate Tax-Free	Government Income	Corporate Income	Aggregate Bond	Core Plus Bond
Asset/Mortgage-Backed Securities	A	A	P	A	P	P	A	P	A	P	A
Bank Instruments	A	A	P	P	P	A	A	A	A	A	A
Commercial Paper	A	A	P	A	A	A	A	A	A	A	A
Convertible Securities	N	N	N	A	A	A	A	A	A	A	A
Debt Obligations	P	P	P	P	P	P	P	P	P	P	P
Demand Master Notes	A	P	P	A	A	A	N	A	A	A	A
Derivative Instruments	N	N	N	A	A	A	A	A	A	A	A
Emerging Markets Securities	N	N	N	N	A	N	N	N	A	N	A
Fixed Income Securities	P	P	P	P	P	P	P	P	P	P	P
Foreign Money Market Instruments	A	A	A	A	A	A	A	A	A	A	A
Foreign Securities	N	N	A	A	A	A	N	A	P	A	P
Forward Commitments, Dollar Rolls, When-Issued and Delayed Delivery Transactions	A	A	A	A	A	P	A	P	A	P	A
Funding Agreements	A	A	P	A	A	A	A	A	A	A	A
Futures and Options Transactions	N	N	N	A	A	A	A	A	A	A	A
Guaranteed Investment Contracts	A	A	A	A	A	A	N	A	A	A	A
High Yield Securities	N	N	N	P	A	A	A	A	P	A	P
Hybrid Instruments	N	N	N	A	A	A	A	A	A	A	A

Securities	Government Money Market	Tax-Free Money Market	Prime Money Market	Ultra Short Tax- Free	Short- Term Income	Short- Intermediate Bond	Intermediate Tax-Free	Government Income	Corporate Income	Aggregate Bond	Core Plus Bond
Illiquid and Restricted Securities	A	A	A	A	A	A	A	A	A	A	A
Lending of Portfolio Securities	A	A	A	A	A	A	A	A	A	A	A
Municipal Leases	N	A	N	A	A	A	A	A	A	A	A
Municipal Securities	A	P	A	P	A	A	P	A	A	A	A
Participation Interests	A	A	A	A	A	A	A	A	A	A	A
Repurchase Agreements	P	A	P	P	P	P	A	P	P	P	A
Reverse Repurchase Agreements	A	A	A	A	A	A	A	A	A	A	A
Securities of Other Investment Companies	A	A	A	A	A	A	A	A	A	A	A
Sovereign Debt	N	N	A	N	A	A	N	A	A	A	A
Swap Transactions	N	N	N	A	A	A	A	A	A	A	A
U.S. Government Securities	P	A	A	A	P	P	A	P	A	P	A
Variable Rate Demand Notes	A	P	P	A	A	A	A	A	A	A	A
Zero Coupon Securities	A	A	A	A	A	A	A	A	A	A	A

Equity Funds

Securities	Large-Cap Value	Large-Cap Growth	Mid-Cap Value	Mid-Cap Growth	Small-Cap Growth	International Stock	Emerging Markets Equity
American Depositary Receipts	A	A	A	A	A	A	A
Asset/Mortgage-Backed Securities	A	A	A	A	A	A	A
Bank Instruments	A	A	A	A	A	A	A
Borrowing	A	A	A	A	A	A	A
Commercial Paper	A	A	A	A	A	A	A
Common Stock	P	P	P	P	P	P	P
Convertible Securities	A	A	A	A	A	A	A
Debt Obligations	A	A	A	A	A	A	A
Derivative Instruments	A	A	A	A	A	A	A
Emerging Markets Securities	N	N	N	N	N	A	P
European Depositary Receipts	N	N	N	N	N	A	A
Fixed Income Securities	A	A	A	A	A	A	A

Securities	Large-Cap Value	Large-Cap Growth	Mid-Cap Value	Mid-Cap Growth	Small-Cap Growth	International Stock	Emerging Markets Equity
Foreign Currency Hedging Transactions	N	N	N	N	N	A	A
Foreign Currency Transactions	N	N	N	N	N	A	A
Foreign Securities	A	A	A	A	A	P	P
Forward Commitments, Dollar Rolls, When-Issued and Delayed Delivery Transactions	A	A	A	A	A	A	A
Futures and Options Transactions	A	A	A	A	A	A	A
Global Depositary Receipts	N	N	N	N	N	A	A
Hybrid Instruments	A	A	A	A	A	A	A
Illiquid and Restricted Securities	A	A	A	A	A	A	A
Lending of Portfolio Securities	A	A	A	A	A	A	A
Preferred Stocks	A	A	A	A	A	A	A
Repurchase Agreements	A	A	A	A	A	A	A
Reverse Repurchase Agreements	A	A	A	A	A	A	A
Securities of Other Investment Companies	A	A	A	A	A	A	A
Sovereign Debt	N	N	N	N	N	N	A
Swap Transactions	A	A	A	A	A	A	A
U.S. Government Securities	A	A	A	A	A	A	A
Variable Rate Demand Notes	A	A	A	A	A	A	A
Warrants	A	A	A	A	A	A	A

The following information supplements the discussion of each Fund’s securities and investment techniques that are described in the Prospectuses.

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

Recent Market Events

During 2008 and early 2009, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risks of investing in the following securities.

Asset-Backed/Mortgage-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities also may resemble some types of collateralized mortgage obligations (CMOs).

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

Mortgage-Backed Securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

CMOs are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs’ prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of the mortgages underlying mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes’ share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Prepayment Risks. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities. For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities. Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

Bank Instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank’s irrevocable letter of credit or unconditional guaranty will also be treated as bank instruments.

Foreign Bank and Money Market Instruments. Eurodollar Certificates of Deposit (ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments that may adversely affect the payment of principal or interest, foreign withholding or other taxes, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Borrowing. The Funds may borrow money directly or through reverse repurchase agreements (as described below) in amounts up to one-third of total assets (net assets in the case of the Money Market Funds, Short-Term Income, Short-Intermediate Bond and Aggregate Bond) and pledge some assets as collateral. If a Fund borrows, it will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Funds are required to maintain continuous asset coverage within the limits of the Investment Company Act of 1940, as amended (1940 Act), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Borrowing by the Fund will involve special risk considerations, including that the Fund may have to sell portfolio securities to reduce its borrowings and restore the appropriate asset coverage even if it must sell the securities at a loss.

The Corporation has established a line of credit with a bank by which a Fund may borrow money for temporary or emergency purposes. The Funds pay a portion of the commitment fee to the bank in order for the line of credit to be available.

The International Stock Fund and Emerging Markets Equity Fund are permitted to borrow money or engage in reverse repurchase agreements for investment leverage, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund’s net asset value (NAV). The Fund may pledge more than 5% of its total assets to secure such borrowings. The International Stock Fund and Emerging Markets Equity Fund are also permitted to purchase securities while borrowings in excess of 5% of the Fund’s total assets are outstanding.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper represents an issuer’s draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the interest rate and credit risk as compared to other debt securities of the same issuer.

The Funds may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended (1933 Act). By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the Funds. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper and, thus, provide liquidity.

The Adviser believes that certain Section 4(2) commercial paper and certain other restricted securities that meet the Board’s criteria for liquidity are liquid. Section 4(2) commercial paper and restricted securities that the Adviser has determined to be liquid are not subject to a Fund’s investment limitation applicable to illiquid securities.

Concentration. Each Fund has adopted a fundamental investment policy that prohibits the Fund from investing 25% or more of its assets in the securities of companies in any one industry (except as described under “Investment Limitations—Fundamental Limitations—Concentration of Investments”). For purposes of this policy, the Adviser determines industry classifications for the Equity Funds in accordance with the Global Industry Classification Standards, an industry classification system developed by Standard & Poor’s Corporation in collaboration with Morgan Stanley Capital International.

Convertible Securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if a Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of $12, a Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Corporate Debt Securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. In certain cases, credit-enhanced securities may be treated as having been issued both by the issuer and the credit enhancer.

Credit Quality. The Income Funds and Equity Funds may invest in securities that are investment grade at the time of purchase. This does not preclude Short-Term Income from investing in other investment companies that may hold fixed income securities rated less than investment grade. Corporate Income and Core Plus Bond also may invest in securities that are not investment grade. Investment grade securities are those that have received one of a Nationally Recognized Statistical Rating Organization’s (NRSRO) four highest ratings or, if unrated, determined by the Adviser to be of comparable quality. Securities receiving the fourth highest rating (Baa by Moody’s or BBB by S&P or Fitch) have speculative characteristics, and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The Money Market Funds are subject to Rule 2a-7 under the 1940 Act and will follow the credit quality requirements of the Rule. See Appendix A of this SAI for further information on securities ratings.

Demand Features. The Funds may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a Fund to demand payment of the value of the security (plus any accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy) will negatively affect the liquidity of the security. Other events also may terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment, and the notice period for demand typically ranges from one to seven days. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Depositary Receipts. ADRs are receipts issued by a U.S. bank that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. Depositary receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Instruments. Derivative instruments are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative instruments (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative instruments (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative instrument is referred to as a counterparty.

The Money Market Funds may not purchase or sell derivative instruments. The other Funds, in pursuing their individual objectives and to the extent specified herein or in their respective Prospectuses, may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies, except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Funds also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds also may enter into swap agreements with respect to interest rates and indexes of securities, and to the extent a Fund may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts or futures options, are traded in the future, the Board may authorize their use.

In the case of the Income Funds, financial futures contracts and options can be used as tools in managing duration, which measures a fixed income security’s average life and reflects the present value of the security’s cash flow. Selling futures contracts or purchasing put options can accomplish the shortening of a portfolio’s duration in anticipation of higher interest rates. Conversely, purchasing futures contracts or call options can accomplish the lengthening of portfolio duration in anticipation of lower interest rates. The use of these instruments in this manner is preferred to either liquidating or purchasing securities held by the Funds in order to achieve the portfolio’s duration targets because it reduces transaction costs to the Funds. In addition, the use of financial futures contracts and related options permits the Funds’ portfolio managers to react in a more timely manner to changes in interest rates.

The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser or Sub-Adviser to forecast interest rates and other economic factors correctly. If the Adviser or Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss.

The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser or Sub-Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. Although some strategies involving derivative instruments can reduce the risk of loss for a Fund, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or to the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates for federal income tax purposes) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract (futures option) gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

A Fund may invest in financial futures contracts and options thereon with respect to, but not limited to, interest rates and security indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it also may invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including the S&P 500, the S&P Midcap 400, the Nikkei 225, the NYSE composite, U.S. Treasury bonds, U.S. Treasury notes, the Government National Mortgage Association (GNMA) Certificates, three-month U.S. Treasury bills, 90-day commercial paper, bank certificates of deposit, Eurodollar certificates of deposit, the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, the Mexican peso, and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

A Fund may purchase or write call futures options and put futures options, to the extent specified herein or in its Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Pursuant to a claim of exemption filed with the Commodity Futures Trading Commission, neither the Company nor any Fund is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (CEA), and they are not subject to registration or regulation as such under that Act.

Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board (initial margin). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired on that date. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally those obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

A Fund may write a covered straddle consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such a case, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with a Fund’s custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in its Prospectuses.

The requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code) also may limit the extent to which a Fund may enter into futures, futures options or forward contracts.

Risks Associated with Futures and Options Generally. The following describes the general risks of investing in futures and options:

Management Risk. Financial futures contracts and related options are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The Funds’ use of financial futures and options may not always be a successful strategy and using them could lower a Fund’s return. Further, if the Adviser incorrectly forecasts interest rates or other economic factors and has taken positions in financial futures contracts or options contrary to prevailing market trends, a Fund could be exposed to the risk of loss.

Correlation Risk. Imperfect correlation between the change in market values of the securities held by a Fund and the prices of related futures contracts and options on futures purchased or sold by the Funds may result in losses in excess of the amount invested in these instruments.

Market Risk. Financial futures contracts and related options, like most other investments, are subject to the risk that the market value of the investment will decline. Adverse movements in the value of the underlying assets can expose the Funds to losses.

Exchange Limit Risk. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Liquidity Risk. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, in which case that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed herein are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Counterparty Risk. A loss may be sustained as a result of the failure of another party to the contract to make required payments or otherwise fulfill its obligations under the contract’s terms.

Risks Associated with Hedging Transactions. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Options on Securities and Indexes. A Fund may, to the extent specified herein or in its Prospectuses, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase or a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will not write a call option or put option unless the option is “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid in accordance with procedures established by the Board, in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board. A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund may sell a put or call option it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option being sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Fund may write a covered straddle consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligation. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such a case, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.

The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Foreign Currency Transactions. Foreign currency transactions are generally used by a Fund that may invest in foreign currency-denominated securities to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When a Fund uses foreign currency exchanges as a hedge, it also may limit potential gain that could result from an increase in the value of such currencies. A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations. Foreign currency hedging transactions include forward foreign currency exchange contracts, foreign currency futures contracts and purchasing put or call options on foreign currencies.

Exchange-Traded Futures Contracts. Exchange-traded futures contracts are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of a Fund’s portfolio securities or the prices of securities that a Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date.

If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund’s security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because of the constantly changing value of the securities involved. A Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of a Fund’s assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, which is known as cross-hedging.

In these transactions, a Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, a Fund will always have cash, cash equivalents or high quality debt securities available to cover Forward Contracts or to limit any potential risk. The segregated assets will be priced daily.

Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

Foreign Currency Options. A Fund that invests in foreign currency-denominated securities may buy or sell put and call options on foreign currencies, either on U.S. or foreign exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Purchasing and writing put and call options on foreign currencies are used to protect a Fund’s portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium as well as incur related transaction costs.

Additional Risks of Futures Contracts and Options. Futures contracts and options on securities, futures contracts and foreign currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements. A Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security indexes, specific securities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements. A Fund also may enter into options on swap agreements (swap options).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. With a floating rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (as the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a net basis. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the net amount). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be senior securities for purposes of the Fund’s investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.

Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the ability of the Adviser or Sub-Adviser to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Code for qualification as a regulated investment company may limit a Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission. To qualify for this exemption, a swap agreement must be entered into by eligible participants, which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million (commodity pools and employee benefit plans must have assets exceeding $5 million). In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

That exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989, which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Adviser or Sub-Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

Hybrid Instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. A Fund’s purchase of a hybrid also exposes the Fund to the credit risk of the issuer of the hybrid. Those risks may cause significant fluctuations in the net asset value of the Fund. Each Fund will not invest more than 5% of its total assets in hybrid instruments at time of investment. The Money Market Funds may not purchase or sell hybrid instruments.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in those products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Dollar Rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are to be announced mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks. Dollar roll transactions will cause a Fund to have an increased portfolio turnover rate.

Duration is a measure of volatility in the price of a bond prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate. Volatility is based upon a bond’s coupon rate, maturity date and the level of market yields of similar bonds. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure of price sensitivity to interest rate changes. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%.

Equity Securities are the fundamental units of ownership in a company. The following describes the types of equity securities in which the Equity Funds may invest:

Common Stocks are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer’s earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Common Stocks of Foreign Companies are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.

Preferred Stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund holding redeemable preferred stock may treat it as a fixed income security.

Warrants provide an option to buy the issuer’s stock or other equity securities at a specified price. A Fund holding a warrant may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed Income Securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed-rate securities and floating rate securities react differently as prevailing interest rates change.

Callable Securities. Certain fixed income securities in which the Funds invest are callable at the option of the issuer. Callable securities are subject to call risks. Call risks include the risk that the securities in which the Funds invest may be redeemed by the issuer before maturity. If this occurs, a Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield.

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed-rate/long-term securities as short-term debt when a security’s market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed-rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed-rate debt securities fall, and as interest rates fall, the prices of fixed-rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Securities are equity or fixed income securities that are issued by a corporation or other issuer domiciled outside the United States that trade on a foreign securities exchange or in a foreign market. Securities issued by corporations or other issuers domiciled outside the United States that are dollar denominated and traded in the United States are not considered foreign securities.

Investing in foreign securities, including foreign corporate debt securities and foreign debt securities, involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and investors may have greater difficulty taking appropriate legal action to enforce their rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

Emerging Markets Securities are fixed income and equity securities of foreign companies domiciled, headquartered, or whose primary business activities or principal trading markets are located in emerging and less developed markets (“emerging markets”). The Adviser considers emerging markets to be those markets in any country other than Canada, Luxembourg, the U.S. and the countries comprising the MSCI EAFE® Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong,

Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). Investments in emerging markets securities involve special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Costs associated with transactions in emerging markets securities typically are higher than costs associated with transactions in U.S. securities. Such transactions also may involve additional costs for the purchase or sale of foreign currency.

Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Many emerging markets have experienced substantial rates of inflation for extended periods. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which, in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund’s portfolio. Expropriation, confiscatory taxation, nationalization and political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur. In addition, the securities laws of emerging market countries may be less developed than those to which U.S. issuers are subject.

Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Money Market Funds will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Money Market Funds may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

High Yield Securities are securities rated below investment grade. A Fund may hold high yield securities if securities it holds are downgraded below investment grade. Only the Corporate Income Fund and Core Plus Bond Fund may purchase high yield securities. While generally offering higher yields than investment grade securities with similar maturities, non-investment grade debt securities involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to the Appendix of this SAI for a discussion of securities ratings.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of high yield securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a high yield security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

Payment Expectations. High yield securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of high yield securities and, therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in high yield securities will be more dependent on the Sub-Adviser’s credit analysis than would be the case with investments in investment-grade debt securities. The Sub-Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Sub-Adviser continually monitors the Funds’ investments and carefully evaluates whether to dispose of or to retain high yield securities whose credit ratings or credit quality may have changed.

Liquidity and Valuation. A Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

Interfund Borrowing and Lending. The Securities and Exchange Commission (SEC) has granted an order permitting the Funds to participate in the Corporation’s interfund lending program, subject to their investment policies. This program would allow the Funds to lend cash to and borrow cash from other Funds for temporary purposes, although the Money Market Funds will not participate as borrowers. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a Money Market Fund and (ii) more favorable than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment polices and limitations. The Board is responsible for overseeing the interfund lending program.

Lending of Portfolio Securities. In order to generate additional income, a Fund may lend portfolio securities. When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to a Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The lending Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Funds currently lend their portfolio securities through Marshall & Ilsley Trust Company N.A. (M&I Trust), as agent. The Funds and M&I Trust have received an order from the SEC that permits M&I Trust to charge, and the Funds to pay, market-based compensation for M&I Trust’s services as securities lending agent.

Securities Lending Risks. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities, as well as the opportunity to vote the securities. A Fund is also subject to the risks associated with the investments of cash collateral, usually fixed income securities risk. If a Fund receives a payment from a borrower in lieu of the dividends on the loaned securities, such payment will generally be taxed as ordinary income for federal income tax purposes and will not be treated as “qualified dividend income.”

Leverage Risks. Leverage risk is created when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Municipal Securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities also may issue taxable securities. Tax-exempt securities are generally classified by their source of payment.

General obligation bonds are supported by the issuer’s full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to levy additional taxes may be limited by its charter or state law.

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality’s general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Funds may invest in bonds subject to the federal AMT. Each of Ultra Short Tax-Free, Intermediate Tax-Free and Intermediate Tax-Free Money Market is limited by its fundamental investment limitation in the amount it can invest in securities that may be subject to federal AMT (see “Fundamental Limitations—Tax Exempt Obligations”).

Anticipation notes are securities issued in anticipation of the receipt of taxes, grants, bond proceeds or other municipal revenues. For example, many municipalities collect property taxes once a year. Such municipalities may issue tax anticipation notes to fund their operations prior to collecting these taxes. The issuers then repay the tax anticipation notes at the end of their fiscal year, either with collected taxes or proceeds from newly issued notes or bonds.

Tax increment financing bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue these bonds to redevelop a commercial area. The tax increment financing bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Securities include:

•	TRANs: tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

•	TANS: tax anticipation notes issued to finance working capital needs in anticipation of receiving taxes;

•	RANs: revenue anticipation notes issued to finance working capital needs in anticipation of receiving revenues;

•	BANS: bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds;

•	municipal commercial paper and other short-term notes;

•	variable rate demand notes;

•	industrial development bonds;

•	municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases;

•	construction loan notes insured by the Federal Housing Administration and financed by Fannie Mae or GNMA; and

•	participation, trust and partnership interests in any of the foregoing obligations.

Municipal Leases. A Fund may purchase participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by a municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment unless the participation interests are credit enhanced.

The Adviser must consider the following factors in determining the liquidity of municipal lease securities: (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; (7) such other factors as may be relevant to a Fund’s ability to dispose of the security; (8) whether the lease can be terminated by the lessee; (9) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (10) the lessee’s general credit strength; (11) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (12) any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

Variable Rate Municipal Securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed rate obligations. Many municipal securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the Fund’s demand. For purposes of determining a Fund’s average maturity, the maturities of these variable rate demand municipal securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

Geographic Diversification of the investments of Ultra Short Tax-Free and Intermediate Tax-Free is achieved by purchasing issues of municipal securities representative of various areas of the U.S. and general obligations of states, cities and school districts as well as some revenue issues which meet that Fund’s acceptable quality criteria.

Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund’s custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price for such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, that the Adviser has determined to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund sells a portfolio security to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio security at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and for avoiding a sale of portfolio instruments at a time when the sale may be deemed disadvantageous.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the trade date. These securities are marked to market daily and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Money Market Funds will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

Risks Related to Company Size. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of the company’s outstanding shares by its current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Securities of Other Investment Companies. The Funds may invest in the securities of other investment companies within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States (Offshore Funds). In addition to the risks of investing in securities of other investment companies, Offshore Funds are also subject to the risks described under Foreign Securities, above.

Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Increased protectionism on the part of a country’s trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country’s trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country’s international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

To the extent that a country has a current account deficit (generally when its exports of merchandise and services are less than its country’s imports of merchandise and services plus net transfers (e.g., gifts of currency and goods) to foreigners), it may need to depend on loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of a country to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of a government to make payments on its obligations. In addition, the cost of servicing debt obligations can be adversely affected by a change in international interest rates, since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below), and obtaining new credit to finance interest payments. Holders of sovereign debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors, and the interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as the Fund. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of the Fund. Certain countries in which the Fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

The sovereign debt in which the Fund may invest includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Monetary Fund (“IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change. Investors should recognize that Brady Bonds do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Fund will purchase Brady Bonds, if any, in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with maturities equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations’ reserves. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. Brady Bonds are often viewed as having several valuation components: (1) the collateralized repayment of principal, if any, at final maturity, (2) the collateralized interest payments, if any, (3) the uncollateralized interest payments and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds have speculative characteristics. The Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

Temporary Investments. There may be times when market conditions warrant a defensive position. During these market conditions, each Fund (except the Money Market Funds) may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies investing in short-term debt securities, and foreign short-term debt securities (with respect to International Stock and Emerging Markets Equity). The Funds’ temporary investments must be of comparable quality to their primary investments.

U.S. Government Securities. U.S. government securities include direct obligations of the U.S. government, including U.S. Treasury bills, notes, and bonds of varying maturities, and those issued or guaranteed by various U.S. government agencies and instrumentalities. Treasury securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risk. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

Recent Events Regarding the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). In September 2008, the U.S. Treasury announced that Fannie Mae and Freddie Mac had been placed in conservatorship by the Federal Housing Finance Agency, a newly created independent regulator, with a stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The obligations of Fannie Mae and Freddie Mac are guaranteed obligations of the U.S. government while the entities remain in conservatorship. No assurance can be given that the U.S. Treasury initiatives will be successful. In addition, some government entities have no explicit financial support from the U.S. government, but are regarded as having implied support because the federal government sponsors their activities.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on the Fund’s records on the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

Zero Coupon Securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

NON-FUNDAMENTAL INVESTMENT OBJECTIVES

The investment objective of each Fund shown below may be changed by the Board without shareholder approval.

•	Marshall Large-Cap Value Fund: to provide capital appreciation and above-average dividend income.

•	Marshall Large-Cap Growth Fund: to provide capital appreciation.

•	Marshall Mid-Cap Value Fund: to provide capital appreciation.

•	Marshall Mid-Cap Growth Fund: to provide capital appreciation.

•	Marshall Small-Cap Growth Fund: to provide capital appreciation.

•	Marshall International Stock Fund: to provide capital appreciation.

•	Marshall Emerging Markets Equity Fund: to provide capital appreciation.

•	Marshall Ultra Short Tax-Free Fund: to provide current income exempt from federal income tax consistent with the preservation of capital.

•	Marshall Short-Term Income Fund: to maximize total return consistent with current income.

•	Marshall Short-Intermediate Bond Fund: to maximize total return consistent with current income.

•	Marshall Intermediate Tax-Free Fund: to provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

•	Marshall Government Income Fund: to provide current income.

•	Marshall Corporate Income Fund: to maximize total return consistent with current income.

•	Marshall Aggregate Bond Fund: to maximize total return consistent with current income.

•	Marshall Core Plus Bond Fund: to maximize total return consistent with current income.

•	Marshall Government Money Market Fund: to provide current income consistent with stability of principal.

•	Marshall Tax-Free Money Market Fund: to provide current income exempt from federal income tax consistent with stability of principal.

•	Marshall Prime Money Market Fund: to provide current income consistent with stability of principal.

INVESTMENT LIMITATIONS

With respect to each Fund’s investment policies and limitations, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation, except in the case of borrowing money. For purposes of such policies and limitations, each Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items. Under the 1940 Act, the authorization of a “majority of the outstanding voting securities” means the affirmative vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Fundamental Limitations

The following investment limitations are fundamental and cannot be changed for a Fund unless authorized by the “majority of the outstanding voting securities” of that Fund, as defined by the 1940 Act.

Selling Short and Buying on Margin

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets (net assets in the case of the Money Market Funds, Short-Term Income Fund, Short-Intermediate Bond Fund and Aggregate Bond Fund), including the amounts borrowed; and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts. Except for the International Stock Fund and Emerging Markets Equity Fund, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Except for the International Stock Fund and Emerging Markets Equity Fund, a Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: (1) margin deposits for the purchase and sale of futures contracts and related options; and (2) segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

Lending Cash or Securities

A Fund will not lend any of its securities, or make any other loan, in excess of one-third of the value of the Fund’s total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment goal, policies, and limitations.

Investing in Commodities

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, except for the Money Market Funds, a Fund may purchase and sell futures contracts and related options, and the International Stock Fund and Emerging Markets Equity Fund may also enter into forward contracts and related options.*

*	The first sentence of this paragraph refers to physical commodities and contracts related to physical commodities; the second sentence refers to financial futures contracts and related options. Except for the Money Market Funds, which may not purchase or sell financial futures contracts or related options, there is no fundamental investment limitation regarding a Fund’s purchase or sale of financial futures contracts or related options.

Investing in Real Estate

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

Under this limitation, each of Ultra Short Tax-Free and Intermediate Tax-Free will consider each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial developments bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity (such as a bank that issues a letter of credit) guarantees the security, such guarantee or letter of credit would be considered a separate security issued by the guarantor or other entity, subject to a limit on investments in the guarantor of 10% of total assets. Where a security is insured by bond insurance, the security shall not be considered a security issued or guaranteed by the insurer. Instead, the issuer of such security will be determined in accordance with the first and second sentences of this paragraph. The foregoing 10% restriction does not limit the percentage of Ultra Short Tax-Free’s or Intermediate Tax-Free’s assets that may be invested in securities insured by any single insurer.

Concentration of Investments

Ultra Short Tax-Free and Intermediate Tax-Free:

The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities for temporary defensive purposes. In addition, the Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, including tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing).

All Other Funds:

A Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities (and domestic bank instruments for the Money Market Funds) shall not be considered investments in any one industry.

Underwriting

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the 1933 Act in connection with the sale of restricted (the term restricted does not apply to Intermediate Tax-Free) securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

Tax Exempt Obligations

Tax-Free Money Market invests, under normal circumstances, its assets so that at least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal AMT.

Each of Ultra Short Tax-Free and Intermediate Tax-Free invests, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal AMT.

Non-Fundamental Limitations

The following investment limitations are non-fundamental and, therefore, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid and Restricted Securities

A Fund will not invest more than 15% (10% for a Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, OTC options, guaranteed investment contracts, and certain restricted securities not determined by the Board to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control

The Funds will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies

Each Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order or rule of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. The Money Market Funds will limit their investments in other investment companies to those of money market funds having investment objectives and policies similar to their own.

Investing in Options

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on financial futures contracts.

A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.

A Fund will not write call options in excess of 25% of the value of its total assets.

Regulatory Compliance

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the Prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the total assets of any of the Money Market Funds in the securities of any one issuer, although the Money Market Funds’ fundamental investment limitation only requires such 5% diversification with respect to 75% of the Funds’ assets. The Money Market Funds will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

OTHER INVESTMENT POLICIES

Pursuant to Rule 35d-1 under the 1940 Act, each Fund (except Ultra Short Tax-Free, Intermediate Tax-Free, Corporate Income, Tax-Free Money Market and Prime Money Market) has adopted a non-fundamental investment policy to invest at least 80% of its assets (defined as net assets plus any borrowings for investment purposes) in the types of securities and investments suggested by its name. Each such Fund will provide its shareholders with at least 60 days prior written notice of any changes to such policy as required by Rule 35d-1.

VALUATION OF SECURITIES

Money Market Funds

The Board has approved the use of amortized cost for purposes of valuing portfolio instruments held by the Money Market Funds. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Money Market Funds’ use of the amortized cost method of valuing portfolio instruments depends on their compliance with the provisions of Rule 2a-7 under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Funds’ investment goals.

Under the Rule, the Money Market Funds are permitted to purchase instruments that are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days’ notice or (2) at specified intervals not exceeding 397 days on no more than 30 days’ notice. A standby commitment entitles a Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Money Market Funds acquire instruments subject to demand features and standby commitments to enhance the instruments’ liquidity. The Funds treat demand features and standby commitments as part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Funds define demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

Monitoring Procedures. The Board’s procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions. As required by the Rule, the Money Market Funds limit their investments to instruments that, in the opinion of the Adviser, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Adviser must determine that they are of comparable quality pursuant to procedures approved by the Board. The Rule also requires the Funds to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days may be purchased by the Funds.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Money Market Funds will invest their available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Funds will meet these same criteria and will have investment policies consistent with the Rule.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Money Market Funds, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Funds computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

All Other Funds

Portfolio securities of the other Funds are valued as follows:

•	for equity securities traded on a securities exchange, including NASDAQ, at the last sale price or official closing price reported on the exchange on which the security is principally traded;

•	in the absence of recorded sales for equity securities, at the mean of the last bid and asked prices as furnished by an independent pricing service;

•

for U.S. government securities, listed corporate bonds, private placement securities, other fixed income and asset-backed securities and unlisted securities, at the mean of the last bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost;

•	for municipal bonds, by an independent pricing service;

•

in the absence of a market quote for asset and mortgage-backed securities for which final paydowns have been processed, par value will be used to price the security until the final payment is received and the final paydown has been removed from the fund accounting records;

•	for securities of other open-end registered investment companies, at net asset value; and

•	for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Any securities or other assets for which market valuations are not readily available or are deemed to be inaccurate are valued at fair value as determined in good faith and in accordance with procedures approved by the Board. The Board has established and appointed a Pricing Committee, which is responsible for determinations of fair value. See “Committees of the Board.” In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the International Stock Fund and Emerging Markets Equity Fund each values foreign securities at the latest closing price on the principal exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If it is determined, based upon certain triggers, that the closing price of a foreign security held by the Fund is unreliable, such security will be priced using factors provided by an independent pricing service approved by the Board (Factors). If an appropriate Factor is not available for pricing of the security, the security will be priced at fair value as determined in good faith by the Board.

WHAT DO SHARES COST?

Except under certain circumstances described in the Prospectuses, shares of each class of the Funds are sold at their public offering price (i.e., their NAV plus a sales charge, if applicable) on days the NYSE is open for business. The procedure for purchasing shares is explained in the Prospectuses under “How to Buy Shares.”

HOW ARE FUND SHARES SOLD?

M&I Distributors, LLC (MID), located at 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202, serves as the principal distributor of the Funds’ shares (the Distributor). Under a Distribution Agreement with the Funds, MID offers the Funds’ shares on a continuous, best-efforts basis. MID is an affiliate of the Adviser and M&I Trust. Prior to September 2, 2008, the Fund’s distributor was Grand Distribution Services, LLC (Grand), located at 803 West Michigan Street, Milwaukee, Wisconsin 53233.

For the fiscal year ended August 31, 2009, MID received the following commissions for Advisor Class shares. For the fiscal years ended August 31, 2008 and 2007, the previous distributor, Grand, received the following commissions for Advisor Class shares.

Underwriting Commissions

(Aggregate Amount/Amount Retained)

For the Fiscal Year Ended August 31
Fund	2009	2008	2007
Large-Cap Value	$19,622/$4,185	$22,490/$4,160	$48,085/$9,367
Large-Cap Growth	$12,654/$2,389	$25,390/$4,887	$36,833/$7,142
Mid-Cap Value	$9,191/$1,762	$19,576/$3,870	$39,129/$8,056
Mid-Cap Growth	$5,417/$948	$22,708/$4,785	$12,048/$2,331
Small-Cap Growth	$10,979/$2,089	$25,790/$5,239	$23,636/$4,691
International Stock	$5,692/$1,057	$22,713/$4,820	$27,589/$5,470
Emerging Markets Equity	$820/$155*	N/A	N/A
Short-Term Income	$926/$232	$2,807/$664	$4,132/$923
Short-Intermediate Bond	$7,990/$2,022	$7,371/$1,860	$12,766/$3,285
Government Income	$11,754/$3,018	$10,248/$2,593	$23,174/$5,797
Corporate Income	$26,678/$6,757*	N/A	N/A
Aggregate Bond	$24,960/$6,309	$5,726/$1,526	$581/$148**

*	Commission information for each of Corporate Income and Emerging Markets Equity is for the period from December 23, 2008, the date on which each Fund commenced operations, to August 31, 2009, the end of each Fund’s fiscal year.
**	Commission information for Aggregate Bond is for the period from July 1, 2007, the date on which the Fund commenced operations, to August 31, 2007, the end of the Fund’s fiscal year.

Sales Charge Reallowance (Advisor Class Only)

Sales of Advisor Class shares are subject to a front-end sales charge, which may be reallowed, as a sales commission, to broker/dealers, investment professionals or financial institutions (Authorized Dealers) of record as a percentage of the purchase price. MIS retains a portion of the sales charge for sales support services. Typically, the Authorized Dealers of record will receive the following amounts from the sales charge on such sales:

Equity Funds

Purchase Amount	Typical Dealer Concession as a % of Public Offering Price
Up to $24,999	5.00%
$25,000 – $49,999	4.25%
$50,000 – $99,999	3.75%

Purchase Amount	Typical Dealer Concession as a % of Public Offering Price
$100,000 – $249,999	2.75%
$250,000 – $499,999	2.00%
$500,000 – $749,999	1.60%
$750,000 – $999,999	1.20%
$1 million or greater	1.00%*

Income Funds (except the Short-Term Income Fund)

Purchase Amount	Typical Dealer Concession as a % of Public Offering Price
Up to $99,999	3.00%
$100,000 – $249,999	2.75%
$250,000 – $499,999	2.00%
$500,000 – $749,999	1.60%
$750,000 – $999,999	1.20%
$1 million or greater	1.00%*

Short-Term Income Fund

Purchase Amount	Typical Dealer Concession as a % of Public Offering Price
Up to $749,999	1.60%
$750,000 – $999,999	1.20%
$1 million or greater	1.00%*

*	The concession is paid by the Adviser on sales of $1 million or more made during a 12-month period.

The amount reallowed to an Authorized Dealer may be changed from time to time.

12b-1 Plan (Prime Money Market Only)

Prime Money Market is subject to a compensation-type distribution plan adopted by the Corporation pursuant to Rule 12b-1 under the 1940 Act (the Plan). The Plan authorizes payments by the Advisor Class shares of Prime Money Market at an annual rate of 0.30% of the average daily net assets of the Advisor Class shares of the Fund (Plan Shares). The Plan provides that the Distributor shall act as the distributor of Plan Shares, and it permits the payment of fees to brokers (including M&I Financial Advisors, an affiliate of the Adviser), dealers and administrators for distribution and/or administrative services. The Plan is designed to stimulate brokers, dealers and administrators to provide distribution and/or administrative support services to Advisor Class shares and holders of Plan Shares. These services are to be provided by representatives who have knowledge of the shareholders’ particular circumstances and goals, and include, but are not limited to:

(1) providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; (2) processing purchase and redemption transactions and automatic investment of client account cash balances; (3) answering client inquiries regarding the Plan Shares; (4) assisting clients in changing dividend options, account designations, and addresses; and (5) providing such other services as the Fund reasonably requests.

Other benefits of the Plan include, but are not limited to, the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of holders of Plan Shares by having them rapidly invested in the Fund with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for holders of Plan Shares and prompt responses to shareholder requests and inquiries concerning their accounts.

For the fiscal year ended August 31, 2009, the Advisor Class shares of Prime Money Market paid $384,287 under the Plan at an annual rate of 0.30% of the Fund’s average daily net assets during this period. The entire amount paid by the Advisor Class shares of the Fund pursuant to the Plan was spent on dealer compensation.

Shareholder Services (Class Y and Class A Shares Only)

M&I Trust is the shareholder servicing agent for the Funds. As such, it provides shareholder services to the Funds that include, but are not limited to, distributing Prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares.

The Funds may pay M&I Trust for providing shareholder services and maintaining shareholder accounts. M&I Trust may select others to perform these services for their customers and may pay them fees.

For the fiscal year ended August 31, 2009, the Investor Class and Advisor Class shares of the Funds paid the following shareholder services fees and M&I Trust voluntarily waived the following amounts. M&I Trust may terminate such voluntary waivers at any time. No information is provided for Ultra Short Tax-Free, as it had not commenced operations as of August 31, 2009.

Shareholder Services Fee Paid/ Shareholder Services Fee Waived
Fund	Class Y	Class A
Large-Cap Value	$187,582/$0	$16,362/$0
Large-Cap Growth	$124,972/$0	$12,922/$0
Mid-Cap Value	$270,705/$0	$14,273/$0
Mid-Cap Growth	$118,275/$0	$7,754/$0
Small-Cap Growth	$230,267/$0	$26,563/$0
International Stock	$95,587/$0	$7,484/$0
Emerging Markets Equity*	$5,490/$0	$59/$0
Short-Term Income	$57,880/$0	$4,533/$0
Short-Intermediate Bond	$153,206/$0	$10,672/$0
Intermediate Tax-Free	$261,234/$240,336	N/A
Government Income	$763,221/$0	$11,149/$0
Corporate Income*	$3,187/$0	$856/$0
Aggregate Bond	$170,854/$0	$1,809/$0
Core Plus Bond*	$17,997/$0	N/A
Government Money Market	$1,539,000/$39,522	N/A
Tax-Free Money Market	$970,309/$0	N/A
Prime Money Market	$5,734,151/$0	$320,239/$6,295

*	Amounts for Corporate Income, Core Plus Bond and Emerging Markets Equity are for the period from December 23, 2008, the date on which each Fund commenced operations, to August 31, 2009, the end of each Fund’s fiscal year.

HOW TO BUY SHARES

Quantity Discounts and Accumulated Purchases (Class A Shares Only)

As described in the Prospectus for the Advisor Class shares, larger purchases of the Advisor Class shares reduce or eliminate the sales charge paid. For example, the Funds will combine all the Advisor Class shares purchases made on the same day by the investor, the investor’s spouse, and the investor’s children under age 21 when they calculate the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If additional Advisor Class shares are purchased, the Funds will consider the previous purchases still invested in the Funds. For example, if a shareholder already owns the Advisor Class shares of an Equity Fund having a current value of $40,000 and he purchases $10,000 of additional shares, the sales charge on the additional purchase according to the schedule now in effect would be 4.50%, not 5.75% (see “How to Buy Shares—Sales Charge—Advisor Class” in the Class A Prospectus).

The Funds also will consider purchases of shares of [certain other mutual funds] held at M&I Financial Advisors. For example, if a shareholder purchases shares of a certain mutual fund having a current value of $40,000 and then purchases the Advisor Class shares of a Fund having a current value of $10,000, the shareholder would receive a reduced sales charge on the $10,000 Advisor Class shares purchase based on the other mutual fund’s reduced sales charge schedule applicable to a $50,000 investment in such fund’s shares.

To receive the sales charge reduction, M&I Financial Advisors must be notified by the shareholder in writing or by his investment professional or financial institution at the time the purchase is made that the Advisor Class shares are already owned or that purchases are being combined. The Funds will reduce or eliminate the sales charge after they confirm the purchases.

Concurrent Purchases (Class A Shares Only)

Shareholders have the privilege of combining concurrent purchases of the Advisor Class shares of two or more Marshall Funds in calculating the applicable sales charge.

To receive a sales charge reduction or elimination, MIS must be notified by the shareholder in writing or by his/her investment professional or financial institution at the time the concurrent purchases are made. The Funds will reduce or eliminate the sales charge after they confirm the purchases. Shareholders should retain records of their purchases for this purpose and may be required to provide supporting documentation to MIS.

Letter of Intent (Class A Shares Only)

A shareholder may sign a letter of intent committing to purchase a certain amount of the same Advisor Class shares within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Funds’ custodian will hold shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed shares will be released to his/her account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed shares to pay for the applicable sales charge.

While this letter of intent will not obligate the shareholder to purchase the Advisor Class shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Advisor Class shares of any Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

Reinvestment Privilege

The reinvestment privilege is available for all shares of the Funds within the same share class. The Advisor Class shareholders who redeem from a Fund may reinvest the redemption proceeds back into the Fund’s Advisor Class shares at the next determined NAV without any sales charge. The original shares must have been subject to a sales charge and the reinvestment must be within 90 days.

In addition, if shares were reinvested through an investment professional or financial institution, the investment professional or financial institution would not be entitled to an advanced payment from M&I Financial Advisors on the reinvested shares, if otherwise applicable. M&I Financial Advisors must be notified by the shareholder in writing or by his/her investment professional or financial institution of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If a shareholder redeems shares in a Fund, there may be federal income tax consequences.

Exchanging Securities for Shares

A shareholder may contact the Funds to request a purchase of shares in an exchange for securities owned by the shareholder. The Funds reserve the right to determine whether to accept the securities and the minimum market value to accept. The Funds will value the securities in the same manner as it values its assets. This exchange is treated as a sale of a shareholder’s securities for federal income tax purposes.

Redemption In Kind

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

Because the Corporation has elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund’s net assets represented by such share class during any 90-day period. Any share redemption payment greater than this amount will be in cash unless the Adviser determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Adviser deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, the redeeming shareholder would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

In addition, the Funds have adopted procedures, consistent with SEC guidelines, to permit redemption in kind to an affiliate.

ACCOUNT AND SHARE INFORMATION

Voting and Distribution Rights

Shareholders of each Fund are entitled: (i) to one vote per full share of common stock; (ii) to distributions declared by the Board; and (iii) upon liquidation of the Fund, to participate ratably in the assets of the Fund available for distribution. Each share of a Fund gives the shareholder one vote in the election of directors and other matters submitted to shareholders for vote and is entitled to participate equally in dividends and capital gains distributions by the Fund. All shares of each Fund or class in the Corporation have equal voting rights, except that only shares of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Consequently, the holders of more than 50% of the Corporation’s shares of common stock voting for the election of directors can elect the entire Board, and, in such event, the holders of the Corporation’s remaining shares voting for the election of directors will not be able to elect any person or persons to the Board.

The WBCL permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation holds meetings of shareholders as required by the 1940 Act, the Corporation’s Articles of Incorporation or By-laws. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Corporation’s outstanding voting shares.

The shares are redeemable and transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable, except as provided under former WBCL Section 180.0622(2)(b) with respect to certain obligations incurred by the Corporation prior to June 14, 2006. Former Section 180.0622(2)(b) of the WBCL provided that holders of common stock of a corporation could be assessed up to the par value of their shares to satisfy the obligations of the corporation to its employees for services performed for the corporation, but not exceeding six months’ service in any one case. Certain Wisconsin courts interpreted “par value” to mean the full amount paid upon the purchase of shares of common stock. Pursuant to 2005 Wisconsin Act 474, Section 180.0622(2)(b) of the WBCL was repealed effective June 14, 2006 and is not applicable to obligations incurred by the Corporation on or after such date. Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.

Control Persons and Principal Shareholders

As of December 1, 2009, the following shareholders owned of record or are known by the Corporation to own of record or beneficially more than 5% of a Fund’s outstanding class of shares:

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Marshall Large-Cap Value Fund	I	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	3,077,543.0	29%

	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	4,287,635.4	41%

	I	NFS LLC FEBO* Marshall & Ilsley Trust Co. FBO Bank 98 Daily Recordkeeping 11270 W Park Place Ste 400 Milwaukee WI 53224-3638	2,604,026.5	25%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	4,752,192.2	57%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
	Y	NFS LLC FEBO* Marshall & Ilsley Trust Co. FBO Bank 98 Daily Recordkeeping 11270 W Park Place Ste 400 Milwaukee WI 53224-3638	2,276,686.8	27%

Marshall Large-Cap Growth Fund	I	NFS LLC FEBO* Marshall & Ilsley Trust Co. FBO Bank 98 Daily Recordkeeping 11270 W Park Place Ste 400 Milwaukee WI 53224-3638	7,716,842.3	76%

	I	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3623	1,570,748.7	16%

	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	556,314.5	6%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	3,228,718.5	55%

Marshall Mid-Cap Value Fund	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	5,602,136.3	57%

	I	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	2,182,571.9	22%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
	I	NFS LLC FEBO* Marshall & Ilsley Trust Co. FBO Bank 98 Daily Recordkeeping 11270 W Park Place Ste 400 Milwaukee WI 53224-3638	1,731,883.7	18%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3623	3,452,674.5	28%

	Y	NFS LLC FEBO* Marshall & Ilsley Trust Co. FBO Bank 98 Daily Recordkeeping 11270 W Park Place Ste 400 Milwaukee WI 53224-3623	3,299,334.9	27%

	Y	Charles Schab & Co Inc Reinvest Account 101 Montgomery St San Francisco CA 94101-4151	1,235,746.1	10%

	Y	Hartford Life Insurance Co Inc PO Box 2999 Hartford CT 06104-2999	654,232.2	5%

Marshall Mid-Cap Growth Fund	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	4,537,617.2	44%

	I	NFS LLC FEBO* Marshall & Ilsley Trust Co. FBO Bank 98 Daily Recordkeeping 11270 W Park Place Ste 400 Milwaukee WI 53224-3638	4,107,769.1	40%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
	I	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	1,599,481.3	15%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3623	2,472,937.9	56%

	Y	NFS LLC FEBO* Marshall & Ilsley Trust Co. FBO Bank 98 Daily Recordkeeping 11270 West Park Place, Suite 400 Milwaukee WI 53224-3623	996,445.6	23%

Marshall Small-Cap Growth Fund	A	NFS LLC FEBO* Marshall & Ilsley Trust Oper FBO Intrust Allncecoal Aff PSP 11270 W Park Place Ste 400 Milwaukee WI 53224-3638	722,824.6	66%

	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	5,672,148.3	52%

	I	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	3,207,540.4	29%

	I	NFS LLC FEBO* Marshall & Ilsley Trust Co. FBO Bank 98 Daily Recordkeeping 11270 West Park Place Ste 400 Milwaukee WI 53224-3638	1,318,210.8	12%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
	Y	NFS LLC FEBO* Marshall & Ilsley Trust Co. FBO Bank 98 Daily Recordkeeping 11270 West Park Place Ste 400 Milwaukee WI 53224-363	2,857,694.8	33%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	2,487,850.7	28%

	Y	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	705,864.6	8%

	Y	NFS LLC FEBO* FIIOC Agent FBO Qualified Employee Plans 401K Finops-IC 100 Magellan Way # KW1C Covington KY 41015-1987	499,441.8	6%

Marshall International Stock Fund	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	4,295,256.1	81%

	I	NFS LLC FEBO Marshall & Ilsley Trust Co FBO Bank 98 Daily Recordkeeping 11270 W Park Place Ste 400 Milwaukee WI 53224-2628	479,391.8	9%

	I	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	413,132.4	8%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	1,988,506.5	58%

	Y	NFS LLC FEBO Marshall & Ilsley Trust Co FBO Bank 98 Daily Recordkeeping 11270 W Park Place Ste 400 Milwaukee WI 53224-2638	848,690.1	25%

Marshall Emerging Markets Equity Fund	A	Pershing LLC* PO Box 2052 Jersey City NJ 07303-2052	5,773.7	35%

	A	Pershing LLC* PO Box 2052 Jersey City NJ 07303-2052	1,233.8	7%

	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	1,633,845.2	60%

	I	Industricorp and Co 312 Central Ave SE Ste 508 Minneapolis MN 55414-1166	886,318.2	33%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	660,436.9	95%

Marshall Ultra Short Tax-Free Fund	I	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	4,158,511.6	88%

	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	525,291.2	11%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	433,692.6	82%

	Y	Stephen J & Randi A Vicenzi Trust 7647 N Honeysuckle Ln Edgerton WI 53534-9718	31,266.5	6%

Marshall Short-Term Income Fund	A	Pershing LLC* P O Box 2052 Jersey City NJ 07303-2052	51,814.0	21%

	A	Pershing LLC* P O Box 2052 Jersey City NJ 07303-2052	21,201.7	8%

	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	4,320,969.5	57%

	I	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	2,818,119.5	37%

	I	Maril & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	418,297.1	6%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	2,136,789.1	58%

	Y	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	441,336.1	12%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
	Y	NFS LLC FEBO Marshall & Ilsley Trust Co NA FBO Bank 98 Daily Recordkeeping 11270 W Park Place Ste 400 Milwaukee WI 53224-3638	302,378.5	8%

Marshall Short-Intermediate Bond Fund	A	Pershing LLC* P O Box 2052 Jersey City NJ 07303-2052	39,329.5	7%

	I	NFS LLC FEBO Marshall & Ilsley Trust Co FBO Bank 98 Daily Recordkeeping 11270 W Park Place Ste 400 Milwaukee WI 53224-2628	6,457,301.6	53%

	I	Vallee & Co* Marshall & Ilsley Trust Co. 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	4,384,011.9	36%

	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3623	877,017.0	7%

	Y	NFS LLC FEBO* Marshall & Ilsley Trust Co. FBO Bank 98 Daily Recordkeeping 11270 W Park Place Ste 400 Milwaukee WI 53224-3623	1,586,750.1	24%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	555,216.8	8%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
	Y	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	417,081.4	6%

Marshall Intermediate Tax-Free Fund	Y	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	9,097,605.0	55%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	1,583,845.3	10%

	Y	Charles Schab & Co Inc Reinvest Account 101 Montgomery St San Francisco CA 94101-4151	1,057,660.1	6%

	Y	Maril & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	1,046,011.9	6%

Marshall Government Income Fund	A	Pershing LLC* P O Box 2052 Jersey City NJ 07303-2052	48,356.9	9%

	A	Milwaukee Audubon Society Inc 11004 N Port Washington Rd Mequon WI 53092-5009	35,877.6	7%

	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	7,683,535.1	49%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
	I	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	6,519,372.0	42%

	I	Maril & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	1,062,272.0	7%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	6,411,423.6	22%

Marshall Corporate Income Fund	A	Pershing LLC* P O Box 2052 Jersey City NJ 07303-2052	21,760.5	15%

	A	Pershing LLC* P O Box 2052 Jersey City NJ 07303-2052	8,176.7	6%

	A	Pershing LLC* P O Box 2052 Jersey City NJ 07303-2052	7,926.5	5%

	A	Pershing LLC* P O Box 2052 Jersey City NJ 07303-2052	7,647.1	5%

	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	1,353,986.1	95%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	520,109.0	82%

	Y	Pershing LLC* P O Box 2052 Jersey City NJ 07303-2052	34,144.1	5%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
	Y	Wayne J Roper 929 North Astor St #1701 Milwaukee WI 53202-3486	32,944.0	5%

Marshall Aggregate Bond Fund	A	Pershing LLC* P O Box 2052 Jersey City NJ 07303-2052	11,116.9	7%

	A	Pershing LLC* P O Box 2052 Jersey City NJ 07303-2052	9,530.7	6%

	A	Pershing LLC* P O Box 2052 Jersey City NJ 07303-2052	8,854.1	5%

	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	10,860,654.7	72%

	I	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	4,052,844.5	27%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	8,779,172.9	97%

Marshall Core Plus Bond Fund	I	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	2,921,966.4	91%

	I	Vallee & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	266,341.0	8%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	2,511,828.8	99%

Marshall Government Money Market Fund	I	Maril & Co* FBO Washington Trust 11270 West Park Place Ste 400 Milwaukee WI 53224-3638	134,272,529.3	34%

	I	Maril & Co* FBO Washington Trust 11270 West Park Place Ste 400 Milwaukee WI 53224-3638	73,554,763.6	19%

	I	M&I Marshall & Ilsley Bank* c/o M&I Support Services PO Box 366 Sun Prairie WI 53590-0366	54,845,263.5	14%

	I	M&I Custody of Nevada Inc Cust. FBO ASBC Investment Corp 3993 Howard Hughes Pkwy Ste 100 Las Vegas NV 89169-5967	41,945,054.4	11%

	I	Maril & Co* FBO First Western 11270 W Park Place Ste 400 Milwaukee WI 53224-3638	29,964,731.2	8%

	I	Maril & Co* FBO Members Trust Company 11270 W Park Place Ste 400 Milwaukee WI 53224-3638	28,890,127.5	7%

	Y	Maril & Co* M&I Trust Company, NA 11270 W Park Place St 400 Milwaukee WI 53224-3638	135,133,681.5	30%

	Y	M&I Custody of Nevada Inc Cust FBO Ozaukee Portfolio 3993 Howard Hughes Pkwy Ste 100 Las Vegas NV 89169-5967	61,627,642.9	14%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
	Y	M&I Custody of Nevada Inc Cust FBO Mutual Investment Corp 3993 Howard Hughes Pkwy Ste 100 Las Vegas NV 89169-5967	62,065,622.8	14%

	Y	M&I Marshall & Ilsley Bank* c/o M&I Support Services PO Box 366 Sun Prairie WI 53590-0366	31,501,655.8	7%

	Y	M&I Custody of Nevada Inc Cust FBO M&M Lincoln Investments 3993 Howard Hughes Pkwy Ste 100 Las Vegas NV 89169-5967	28,863,636.8	6%

	Y	M&I Custody of Nevada Inc Cust FBO First Northern Investments Inc. 3993 Howard Hughes Pkwy Ste 100 Las Vegas NV 89169-5967	25,328,301.6	6%

Marshall Tax-Free Money Market Fund	I	Maril & Co* 11270 W Park Place Ste 400 Milwaukee WI 53224-3638	440,924,908.0	81%

	I	Bank of America NA 135 S LaSalle st Chicago IL 60603-4177	49,655,000.0	9%

	Y	Maril & Co* 11270 W Park Place Ste 400 Milwaukee WI 53224-3638	168,954,007.8	42%

	Y	Pershing LLC Attn Cash Management Services 1 Pershing Plaza Jersey City NJ 07399-0002	76,748,563.0	19%

	Y	M&I Marshall & Ilsley Bank* c/o M&I Support Services PO Box 366 Sun Prairie WI 53590-0366	35,189,361.3	9%

Fund Name	Class	Name and Address	Number of Shares	Percent of Class
Marshall Prime Money Market Fund	A	Pershing LLC Attn Cash Management Services 1 Pershing Plaza Jersey City NJ 07399-0002	65,503,568.7	80%

	I	Maril & Co* M&I Trust Company, NA 11270 West Park Place Ste 400 Milwaukee WI 53224-3638	1,592,239,248.9	59%

	I	Aurora Health Care Inc PO Box 343910 Milwaukee WI 53234-3910	330,687,409.4	12%

	I	Bank of America NA 135 S LaSalle st Chicago IL 60603-4177	190,000,000.0	7%

	I	M&I Marshall & Ilsley Bank* c/o M&I Support Services PO Box 366 Sun Prairie WI 53590-0366	172,184,939.5	6%

	Y	Maril & Co* M&I Trust Company, NA 11270 West Park Place Ste 400 Milwaukee WI 53224-3638	1,419,300,451.1	71%

	Y	M&I Marshall & Ilsley Bank* c/o M&I Support Services PO Box 366 Sun Prairie WI 53590-0366	174,952,703.5	9%

	Y	Mitra & Co* Marshall & Ilsley Trust Oper 11270 W Park Place Suite 400- PPW-08-WM Milwaukee WI 53224-3638	117,455,400.6	6%

*	The Corporation believes that this entity, the holder of record of these shares, is not the beneficial owner of such shares.

Any person who beneficially owns more than 25% of the outstanding shares of a Fund or a class may be considered a “controlling person” of such Fund or class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

As of November 30, 2009, the current officers and directors of the Corporation, as a group, owned less than 1% of any class of each Fund’s outstanding shares.

WHAT ARE THE TAX CONSEQUENCES?

This section is not intended to be a full discussion of federal income tax laws and does not discuss state, local or foreign tax laws. Please consult your own tax adviser regarding federal, state, local, or foreign tax considerations.

Fund Taxation

Each Fund has qualified and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). In order to so qualify, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and 90% of its net tax-exempt income, and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses or the securities of one or more qualified publicly traded partnerships.

To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gain distributions. In the event a Fund fails to qualify as a regulated investment company under Subchapter M, it will be treated as a regular corporation for federal income tax purposes. Accordingly, the Fund would be subject to federal income taxes on the full amount of its taxable income and gains, and any distributions that the Fund makes would not qualify for any dividends paid deduction. This would increase the cost of investing in the Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation’s other portfolios will be separate from those realized by each Fund.

Each Fund generally will be subject to a 4% nondeductible federal excise tax to the extent the Fund does not meet certain minimum distribution requirements by the end of the calendar year. To avoid the imposition of the 4% excise tax, a Fund must distribute at least 98% of its taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Each Fund intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of this 4% excise tax.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues.

A Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

A Fund’s transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by a Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to a Fund, defer a Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. The Funds will monitor their transactions, make the appropriate tax elections, and make the appropriate entries in their books and records when they acquire any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company, and minimize the imposition of federal income and excise taxes.

Options held by a Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as Section 1256 contracts and will be required to be marked-to-market for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (60/40 gain or loss). Certain other options, futures contracts and options on futures contracts utilized by the Funds are also Section 1256 contracts. Any gains or losses on these Section 1256 contracts held by the Funds at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

A Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for federal income tax purposes, which may be of particular concern to simple trusts.

If a Fund receives an “excess distribution” with respect to the stock of a passive foreign investment company (PFIC), the Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Rather than being taxed on the PFIC income as discussed above, a Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, a Fund generally would be required to include in its gross income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit its options with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

Taxation of U.S. Shareholders

With respect to Funds other than the Tax-Exempt Funds (see discussion below), shareholders will be subject to federal income tax on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than “qualified dividend income,” if any, will be taxable to shareholders as ordinary income. For taxable years beginning prior to January 1, 2011, distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of a Fund. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. Dividends paid by a Fund may qualify in part for the 70% dividends received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by the Funds are not eligible for the dividends received deduction when distributed to the Funds’ shareholders. Because no portion of the income of any Fund, other than the Equity Funds, will consist of dividends from domestic corporations or qualified foreign corporations, dividends paid by the Funds, other than the Equity Funds, are not expected to be eligible for qualified dividend income treatment when paid to noncorporate shareholders or qualify for the dividends received deduction available to corporate shareholders.

Dividend income received by a Fund and distributed to a Fund shareholder may not be treated as qualified dividend income by the shareholder unless the Fund satisfies certain holding period and other requirements with respect to the stock in its portfolio generating such dividend income and the shareholder meets certain holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest. For purposes of determining the holding period for stock on which a dividend is received, such holding period is reduced for any period the recipient has an option to sell, is under a contractual obligation to sell or has made (and not closed) a short sale of substantially identical stock or securities, and in certain other circumstances. In order for a dividend paid by a foreign corporation to constitute qualified dividend income, the foreign corporation must (1) be eligible for the benefits of a comprehensive income tax treaty with the United States (or the stock on which the dividend is paid must be readily tradable on an established securities market in the United States), and (2) not be treated as a PFIC.

To the extent a Fund is unable to use its capital losses, it may be entitled to a capital loss carry-forward, which may reduce the taxable gain that the Fund would realize and on which the shareholder would be subject to federal income tax in the future.

Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. Each Fund will notify its shareholders each year of the amount and type of dividends and distributions it paid.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of a Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such a period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any net capital gain distributions paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

Upon the exchange of shares (or the reinvestment in shares of the same Fund) that were purchased subject to a sales charge and held for less than 91 days, the lesser of (i) the sales charge incurred on the exchanged shares or (ii) the sales charge waived on the reinvested shares is included in the basis of the reinvested shares and is not included in the basis of the exchanged shares.

Purchasing shares shortly before a distribution may not be advantageous. If the distribution is taxable, it will essentially result in a taxable return of a portion of the purchase price.

Tax-Exempt Funds

Ultra Short Tax-Free, Intermediate Tax-Free and Tax-Free Money Market (the Tax-Exempt Funds) intend to qualify to pay “exempt interest dividends” by satisfying the Code’s requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations of a state or political subdivision thereof the interest on which is exempt from federal income tax under Section 103(a) of the Code. So long as this and certain other requirements are met, dividends consisting of each such Fund’s net tax-exempt interest income will be exempt interest dividends, which are exempt from regular federal income tax in the hands of the shareholders of the Fund. As discussed below, receipt of certain exempt interest dividends may have federal alternative minimum tax consequences. Distributions of net investment income received by these Funds from taxable securities or from net short-term capital gains, if any, realized by the Funds will be taxable to shareholders as ordinary income whether received in cash or additional shares of the Funds. Distributions of net capital gain, if any, realized by the Funds will be taxable to shareholders at long-term capital gain rates. Gains of the Tax-Exempt Funds that are attributable to market discount on certain municipal obligations are treated as ordinary income to the extent of the accrued market discount on those bonds.

Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Tax-Exempt Funds is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. If a shareholder receives exempt interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt interest dividends. In addition, the Code may require a shareholder who receives exempt interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by “private activity bonds” or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Funds. For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all dividends received from the Tax-Exempt Funds may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt interest dividends and distributions also may affect a foreign corporate shareholder’s federal “branch profits” tax liability, and an S corporation shareholder’s federal tax on “passive investment income.”

Dividends may be subject to state and local taxation despite their status as exempt interest dividends for federal income tax purposes. As a result, shareholders of a Tax-Exempt Fund should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

Issuers of securities purchased by the Tax-Exempt Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such securities to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

Tax legislation may, from time to time, include provisions that may affect the supply of, and demand for, tax-exempt securities, as well as the tax-exempt nature of interest paid thereon. It is not possible to predict with certainty the effect of tax law changes upon the tax-exempt market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Also, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes paid by the Fund in computing his or her taxable income and to use such amount as a foreign tax credit against his or her U.S. federal income tax liability or deduct such amount in lieu of claiming a credit, subject to certain limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year. The Corporation expects that only International Stock and Emerging Markets Equity will qualify to pass through to Fund shareholders foreign taxes paid by the Fund.

If a Fund does not satisfy the requirements for passing through to its shareholders their proportionate shares of any foreign taxes paid by the Fund, shareholders will not be required to include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own federal income tax returns.

State and Local Taxes

Shareholders may be subject to state and local taxes on distributions received from a Fund (including exempt interest dividends) and on redemptions of Fund shares. Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from rules for federal income taxation described above. You are urged to consult your tax adviser as to the consequences of these and other state and local tax rules affecting an investment in a Fund.

Backup Withholding and Other Considerations

If a shareholder does not furnish a Fund with a correct social security number or taxpayer identification number, certify that it is correct, and certify that he, she or it is not subject to backup withholding and/or the Fund receives notification from the Internal Revenue Service (IRS) requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from all distributions (including exempt interest dividends) and redemption proceeds paid to the shareholder at the rate set forth in applicable IRS rules and regulations. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Taxation of Non-US Shareholders

The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable tax treaty). However, effective for taxable years of a Fund beginning before January 1, 2010, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by a Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. A Fund may choose not to designate such amounts.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on an investor. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Investors are urged to consult their own tax advisers.

WHO MANAGES THE FUNDS?

Board of Directors

The Board is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers, except those reserved for the shareholders. Directors of the Corporation, together with information regarding their age, business experience during the past five years, and other information are shown in the following table. The address of each director is 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202. Each director with an asterisk (*) is deemed to be an “interested person,” as defined in the 1940 Act. Current directors who are not considered to be “interested persons” of the Funds are referred to in this SAI as “independent directors.” The Corporation currently consists of eighteen separate portfolios or funds. During the year ended August 31, 2009, the Board met seven times. Information in the following table is as of November 30, 2009 unless otherwise indicated.

INTERESTED DIRECTORS

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John M. Blaser* Age: 53	Director and President	Indefinite; since May 1999	Vice President of the Adviser and Marshall & Ilsley Trust Company (“M&I Trust”) since 1998.	18	None

INTERESTED DIRECTORS

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Kenneth C. Krei* Age: 60	Director	Indefinite; since July 2004	Chairman of M&I Financial Advisors, Inc. since January 2005; Director and Chief Executive Officer of the Adviser since July 2003; Director, President and Chief Executive Officer of M&I Trust since July 2003; Senior Vice President of Marshall & Ilsley Corporation (a bank holding company) since July 2003.	18	None

*	Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, the Adviser and M&I Trust. Mr. Krei is an “interested person” of the Corporation due to the positions that he holds with the Adviser, M&I Trust and Marshall & Ilsley Corporation.

INDEPENDENT DIRECTORS

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Larry D. Armel Age: 67	Independent Director	Indefinite; since September 2006	Retired; formerly, Chairman, Gold Bank Funds, from 2002 to 2005.	18	None

Ridge A. Braunschweig Age: 56	Independent Director	Indefinite; since October 2009	Executive Vice President, Chief Financial Officer and Treasurer, since 2000; Vice President of Finance (1985-2000); Controller and Treasurer (1983-1985); Assistant to the President (1981-1983), CPL Industries, Inc. (manufacturing holding company prior to May, 2009; family office since May, 2009)	18	None

INDEPENDENT DIRECTORS

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Benjamin M. Cutler Age: 65	Independent Director	Indefinite; since July 2004	Chairman, CEO and President, USHEALTH Group, Inc. (a health insurance company), since September 2004; Chairman, Assurant Health (a health insurer), and Executive Vice President, Assurant, Inc. (an insurance company), from 2002 to 2004; President and CEO, Fortis Health (a health insurer), from 1996 to 2003.	18	None

John A. Lubs Age: 62	Independent Director	Indefinite; since July 2004	Vice Chairman, Mason Companies, Inc. (a footwear distributor), since October 2004; President and Chief Operating Officer, Mason Companies, Inc., from 1990 to 2004.	18	None

James Mitchell Age: 62	Independent Director	Indefinite; since March 1999	Chairman, Golner Precision Products, Inc. (a supplier of machine parts), from 2004 to 2008; Chief Executive Officer, General Automotive Manufacturing, LLC (an automotive parts manufacturing company), from 2001-2007; Chief Executive Officer, NOG, Inc. (a metal processing and consulting company), since 1999; Chairman, Ayrshire Precision Engineering (a precision machining company), since 1992.	18	None

Barbara J. Pope Age: 61	Independent Director	Indefinite; since March 1999	President of Barbara J. Pope, P.C. (a financial consulting firm), since 1992; President of Sedgwick Street Fund LLC (a private investment partnership), since 1996; formerly, Tax Partner, Price Waterhouse.	18	None

The independent directors, personally or through business relationships, may have banking, investment management, custodial or borrowing relationships with the M&I Bank, M&I Trust and other affiliates of the Adviser.

Officers

The officers of the Corporation are elected annually by the Board and hold the same position with all of the Funds of the Corporation. Each officer holds office for one year and until the election and qualification of his or her successor. The address of each officer is 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202. Officers of the Corporation, together with information as to their principal business occupation during the past five years and certain other information, are shown in the following table as of November 30, 2009.

PRINCIPAL OFFICERS

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Timothy M. Bonin Age: 36	Treasurer	Re-elected by the Board annually; since February 2006	Vice President of the Adviser, since February 2006; Financial Services Audit Senior Manager, PricewaterhouseCoopers LLP, prior thereto.

John D. Boritzke Age: 53	Vice President	Re-elected by the Board annually; since October 2001	Senior Vice President of the Adviser and M&I Trust, since 2008; Vice President of the Adviser and M&I Trust, 1993-2008.

Angela L. Pingel Age: 38	Secretary	Re-elected by the Board annually; since March 2008	Vice President and Securities Counsel of the Adviser and M&I Trust, since 2007; Counsel, U.S. Bancorp Fund Services LLC, 2004-2007; Associate, Krukowski & Costello, S.C. (a law firm), 2002-2004.

PRINCIPAL OFFICERS

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen R. Oliver Age: 58	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Re-elected by the Board annually, Chief Compliance Officer; since July 2008, and Anti-Money Laundering Officer; since January 2009	Director and Vice President of M&I Distributors, LLC, since 2007; Vice President of M&I Trust and M&I Financial Advisors, Inc., since March 2006; President, Gold Bank Funds, from February 2006 to June 2006; Chief Compliance Officer, Gold Bank Funds, from December 2001 to June 2006; Senior Vice President, Gold Capital Management, Inc. (broker/dealer) and Senior Vice President, Gold Financial Services, Inc. (financial holding company), from September 1998 to March 2006; President, Gold Insurance, Inc. (full line insurance company) and President, Gold Reinsurance Company Ltd. (reinsurance company), from December 2001 to March 2006.

Committees of the Board

The standing committees of the Board are the Audit Committee and the Nominating Committee. These committees are comprised solely of independent directors.

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Audit	Larry D. Armel Ridge A. Braunschweig Benjamin M. Cutler John A. Lubs James Mitchell Barbara J. Pope (Chair)	The Board has adopted a written charter of the Audit Committee pursuant to which the Audit Committee retains the independent registered public accounting firm to audit the financial statements of each Fund; meets with the independent registered public accounting firm periodically to review the results of the audits and reports their results to the full Board; evaluates the independence of the independent registered public accounting firm; and preapproves, or establishes preapproval policies and procedures concerning, all audit and non-audit services provided to the Funds.	4

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	Larry D. Armel Ridge A. Braunschweig Benjamin M. Cutler John A. Lubs James Mitchell Barbara J. Pope	The Board has adopted a written charter of the Nominating Committee, pursuant to which the Nominating Committee identifies, evaluates, selects and nominates, or recommends for nomination, candidates for the Board. It also may set standards or qualifications for directors. The Nominating Committee has generally identified nominees based upon suggestions by independent directors, officers of the Adviser and/or officers of M&I Trust.	None

The Nominating Committee may consider candidates for the Board submitted by shareholders if a vacancy were to exist. Shareholders who wish to recommend a nominee may do so by submitting the appropriate information about the candidate to the Corporation’s Secretary.

The Board has also established a Pricing Committee, which is not a committee of the Board. The Pricing Committee is responsible for monitoring the valuation of Fund securities and other investments as well as determining the fair value of securities for which market quotations are not readily available, after consideration of all relevant factors, which determinations are subsequently reported to the full Board. The Pricing Committee meets as necessary and is comprised of members of the Adviser and UMB Fund Services, Inc. (UMBFS), the Funds’ sub-administrator.

Compensation of Directors

The Corporation pays each independent director an aggregate annual fee of $45,000. The Corporation does not pay any fees to its interested directors or officers. Neither the Corporation nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as Corporation or Fund expenses. Mr. Oliver receives compensation from the Adviser for his services as Chief Compliance Officer of the Corporation. The following table shows the fees paid to the directors by the Corporation for the fiscal year ended August 31, 2009.

Name	Aggregate Compensation from the Corporation(1)		Total Compensation from the Corporation and Fund Complex Paid to Directors(1)
Larry D. Armel	$45,000		$45,000
Ridge A. Braunschweig	$0	(2)	$0	(2)
Benjamin M. Cutler	$45,000		$45,000
John DeVincentis	$45,000	(3)	$45,000	(3)
John A. Lubs	$45,000		$45,000
James Mitchell	$45,000		$45,000
Barbara J. Pope	$45,000		$45,000

(1)

The Marshall Funds Complex consisted of 17 Funds that had commenced operations as of August 31, 2009. Each Fund pays an equal portion of the total compensation received by each independent director. Ultra Short Tax-Free had not commenced operations as of August 31, 2009, and, therefore, did not pay any share of the total annual fees paid to the Independent Directors.

(2)	Mr. Braunschweig joined the Board in October 2009.
(3)	Mr. DeVincentis retired from the Board effective August 31, 2009.

Board Ownership of Shares in the Fund and in the Marshall Funds Family of Investment Companies as of December 31, 2008

Name of Director(1)	Fund Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Marshall Funds Family of Investment Companies
Larry D. Armel	Large-Cap Value Mid-Cap Value Prime Money Market	$50,001-$100,000 $50,001-$100,000 $1-$10,000	Over $100,000

John M. Blaser	Large-Cap Value Large-Cap Growth Mid-Cap Growth Mid-Cap Value Small-Cap Growth International Stock Short-Intermediate Bond Tax-Free Money Market Prime Money Market	Over $100,000 $10,001-$50,000 $10,001-$50,000 $50,001-$100,000 $10,001-$50,000 Over $100,000 $10,001-$50,000 Over $100,000 $10,001-$50,000	Over $100,000

Ridge A. Braunschweig	Tax-Free Money Market	Over $100,000	Over $100,000

Benjamin M. Cutler	Mid-Cap Value International Stock	Over $100,000 Over $100,000	Over $100,000

Kenneth C. Krei	Intermediate Tax-Free Tax-Free Money Market	Over $100,000 Over $100,000	Over $100,000

John A. Lubs	Large-Cap Value Mid-Cap Growth Mid-Cap Value	$10,001-$50,000 $1-$10,000 $10,001-$50,000	$10,001-$50,000

James Mitchell	Mid-Cap Growth Mid-Cap Value Small-Cap Growth Tax-Free Money Market Prime Money Market	Over $100,000 Over $100,000 $10,001-$50,000 Over $100,000 $10,001-$50,000	Over $100,000

Barbara J. Pope	Large-Cap Growth Mid-Cap Growth Mid-Cap Value Small-Cap Growth Tax-Free Money Market Prime Money Market	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $1-$10,000 $10,001-$50,000	Over $100,000

(1)	Dollar range of shares owned in any Fund that is not identified in this table is “None.”

Adviser to the Funds

The Funds’ investment adviser is M&I Investment Management Corp., a Wisconsin corporation headquartered in Milwaukee, Wisconsin. The Adviser conducts investment research and makes investment decisions for the Funds, except for Corporate Income, Core Plus Bond, Emerging Markets Equity and International Stock for which the Adviser performs oversight of the Funds’ Sub-Advisers as described below. The Adviser provides investment management services for investment companies, financial institutions, individuals, corporations and not-for-profit organizations, and is registered as an investment adviser with the SEC. The Adviser is a wholly-owned subsidiary of Marshall & Ilsley Corporation (M&I Corp.), a bank holding company headquartered in Milwaukee, Wisconsin. The Adviser shall not be liable to the Corporation, the Funds, or any shareholder of a Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser’s affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships that affiliates of the Adviser may have. The control persons of the Adviser are described in the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC.

As compensation for its advisory services under the investment advisory agreement with the Corporation, each Fund pays the Adviser, on a monthly basis, an annual management fee based on the percentage of the average daily net assets of the Fund (ADNA) as follows:

Fund	Annual Fee as % of ADNA
Large-Cap Value	0.75%
Large-Cap Growth	0.75
Mid-Cap Value	0.75
Mid-Cap Growth	0.75
Small-Cap Growth	1.00
International Stock	1.00
Emerging Markets Equity	1.00
Ultra Short Tax-Free	0.20
Short-Term Income	0.20
Short-Intermediate Bond	0.40
Intermediate Tax-Free	0.60
Government Income	0.40
Corporate Income	0.25
Aggregate Bond	0.40
Core Plus Bond	0.25
Government Money Market	0.20
Tax-Free Money Market	0.20
Prime Money Market	0.15

The Funds and the Adviser have implemented a fee reduction schedule for the investment advisory fees charged to the Funds (excluding Small-Cap Growth). The fee reduction schedule for such Funds, excluding Emerging Markets Equity, Ultra Short Tax-Free, Corporate Income, Core Plus Bond and Money Market Funds was effective November 1, 2007. The advisory fees for the Income Funds and Equity Funds (except the Small-Cap Growth Fund) are subject to the breakpoints listed in the following table:

	Advisory Fee (as % of each Fund’s ADNA)
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Large-Cap Value	0.75%	0.74%	0.70%	0.65%
Large-Cap Growth	0.75	0.74	0.70	0.65
Mid-Cap Value	0.75	0.74	0.70	0.65
Mid-Cap Growth	0.75	0.74	0.70	0.65
International Stock	1.00	0.99	0.95	0.90
Emerging Markets Equity	1.00	0.99	0.95	0.90
Ultra Short Tax-Free	0.20	0.19	0.10	0.10
Short-Term Income	0.20	0.19	0.10	0.10
Short-Intermediate Bond	0.40	0.39	0.30	0.25
Intermediate Tax-Free	0.60	0.59	0.50	0.45

	Advisory Fee (as % of each Fund’s ADNA)
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Government Income	0.40%	0.39%	0.30%	0.25%
Corporate Income	0.25	0.24	0.15	0.10
Aggregate Bond	0.40	0.39	0.30	0.25
Core Plus Bond	0.25	0.24	0.15	0.10

From September 1, 2007 to October 31, 2007, a different fee reduction schedule was in effect for the investment advisory fees charged to the Funds then in existence, except with respect to Small-Cap Growth and the Money Market Funds. During this period, the following advisory fee reduction schedule for these Funds was in effect: -0.01% on net assets in excess of $500 million and up to and including $750 million, -0.05% on net assets in excess of $750 million and up to and including $1 billion and -0.10% on net assets in excess of $1 billion.

Effective July 1, 2008, the advisory fees for the Money Market Funds are subject to the breakpoints listed in the following table:

	Advisory Fee (as % of each Fund’s ADNA)
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market	0.200	0.185	0.170	0.155	0.140
Prime Money Market	0.150	0.135	0.120	0.105	0.090

The Adviser may voluntarily waive any portion of its management fee for a Fund. Any such waivers by the Adviser are voluntary and may be terminated at any time in the Adviser’s sole discretion. As of September 1, 2009 for the Income Funds and Money Market Funds and December 29, 2009 for the Equity Funds, the Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the percentage of the average daily net assets of the Investor Class of the following Funds (the “Expense Limit”), as set forth below. Acquired Fund Fees and Expenses are excluded from the Expense Limit for each applicable Fund. The Adviser may not terminate this arrangement prior to December 31, 2010 unless the investment advisory agreement is terminated. With respect to International Stock, each sub-adviser has agreed to pay a portion of the Adviser’s obligation under the Fund’s Expense Limit.

Fund	Expense Limit
Marshall Large-Cap Value Fund
Investor Class (Class Y)	1.24%
Adviser Class (Class A)	1.24
Institutional Class (Class I)	0.99
Marshall Large-Cap Growth Fund
Investor Class (Class Y)	1.24
Adviser Class (Class A)	1.24
Institutional Class (Class I)	0.99
Marshall Mid-Cap Value Fund
Investor Class (Class Y)	1.24
Adviser Class (Class A)	1.24
Institutional Class (Class I)	0.99
Marshall Mid-Cap Growth Fund
Investor Class (Class Y)	1.24
Adviser Class (Class A)	1.24
Institutional Class (Class I)	0.99

Fund	Expense Limit
Marshall Small-Cap Growth Fund
Investor Class (Class Y)	1.44%
Adviser Class (Class A)	1.44
Institutional Class (Class I)	1.19
Marshall International Stock Fund
Investor Class (Class Y)	1.45
Adviser Class (Class A)	1.45
Institutional Class (Class I)	1.20
Marshall Emerging Markets Equity Fund
Investor Class (Class Y)	1.50
Adviser Class (Class A)	1.50
Institutional Class (Class I)	1.25
Marshall Ultra Short Tax-Free Fund
Investor Class (Class Y)	0.55
Institutional Class (Class I)	0.30
Marshall Short-Term Income Fund
Investor Class (Class Y)	0.60
Adviser Class (Class A)	0.60
Institutional Class (Class I)	0.35
Marshall Short-Intermediate Bond Fund
Investor Class (Class Y)	0.80
Adviser Class (Class A)	0.80
Institutional Class (Class I)	0.55
Marshall Intermediate Tax-Free Fund
Investor Class (Class Y)	0.55
Marshall Government Income Fund
Investor Class (Class Y)	0.80
Adviser Class (Class A)	0.80
Institutional Class (Class I)	0.55
Marshall Corporate Income Fund
Investor Class (Class Y)	0.80
Adviser Class (Class A)	0.80
Institutional Class (Class I)	0.55
Marshall Aggregate Bond Fund
Investor Class (Class Y)	0.80
Adviser Class (Class A)	0.80
Institutional Class (Class I)	0.55
Marshall Core Plus Bond Fund
Investor Class (Class Y)	0.80
Institutional Class (Class I)	0.55
Marshall Government Money Market Fund
Investor Class (Class Y)	0.45
Institutional Class (Class I)	0.20
Marshall Tax-Free Money Market Fund
Investor Class (Class Y)	0.45
Institutional Class (Class I)	0.20
Marshall Prime Money Market Fund
Investor Class (Class Y)	0.45
Adviser Class (Class A)	0.75
Institutional Class (Class I)	0.20

For the fiscal periods ended August 31, 2009, 2008 and 2007, the Adviser was entitled to receive the management fees shown below. During those same periods, the Adviser and/or its affiliates voluntarily waived or reimbursed the amounts shown below. No information is provided for Ultra Short Tax-Free, as it had not commenced operations as of August 31, 2009.

Management Fee/Fees Waived and Expenses Reimbursed
For the Fiscal Year Ended
Fund	2009	2008	2007
Large-Cap Value	$1,417,153/$0	$2,318,139/$0	$2,661,851/$0
Large-Cap Growth	$1,129,059/$0	$1,888,329/$0	$1,848,264/$0
Mid-Cap Value	$1,438,741/$0	$3,130,708/$0	$4,770,202/$0
Mid-Cap Growth	$1,273,351/$0	$1,897,899/$0	$1,537,472/$0
Small-Cap Growth	$2,041,430/$0	$2,847,817/$0	$2,359,137/$0
International Stock	$1,475,662/$0	$4,642,620/$0	$5,004,824/$70,000
Emerging Markets Equity	$170,366/$216,810(2)	N/A	N/A
Short-Term Income(1)	$176,562/$238,130	$227,213/$266,039	$626,681/$387,958
Short-Intermediate Bond(1)	$782,888/$276,136	$1,790,658/$266,960	$3,822,019/$429,080
Intermediate Tax-Free	$626,963/$366,044	$515,672/$296,767	$486,531/$236,490
Government Income(1)	$2,052,378/$511,390	$2,746,419/$401,023	$4,244,587/$683,551
Corporate Income	$26,867/$112,971(2)	N/A	N/A
Aggregate Bond	$917,301/$268,011	$1,048,624/$214,430	$192,629/$66,886(3)
Core Plus Bond	$65,205/$83,104(2)	N/A	N/A
Government Money Market	$2,131,534/$786,606	$1,000,213/$487,025	$548,242/$357,291
Tax-Free Money Market	$1,823,490/$743,298	$1,423,717/$638,157	$882,880/$575,799
Prime Money Market	$7,267,651/$149,333	$8,263,821/$795,580	$7,145,977/$833,309

(1)

On June 1, 2007, the Adviser reduced its management fee from 0.60% to 0.20% for the Short-Term Income Fund, from 0.60% to 0.40% for the Short-Intermediate Bond Fund and from 0.75% to 0.40% for the Government Income Fund.

(2)

The fees paid by each of Corporate Income, Core Plus Bond and Emerging Markets Equity are for the period from December 23, 2008, the date on which each Fund began operations, to August 31, 2009, the end of each Fund’s fiscal year.

(3)	The fees paid by Aggregate Bond are for the period from June 1, 2007, the date on which the Fund began operations, to August 31, 2007, the end of the Fund’s fiscal year.

Sub-Advisers to Corporate Income, Core Plus Bond, International Stock and Emerging Markets Equity

It is the Adviser’s responsibility to select sub-advisers for Corporate Income, Core Plus Bond, International Stock and Emerging Markets Equity that have distinguished themselves in their areas of expertise in asset management and to review each Sub-Adviser’s performance. TCH is the sub-adviser to Corporate Income and Core Plus Bond. Acadian and Trilogy are the sub-advisers to International Stock. Trilogy is the sub-adviser to Emerging Markets Equity. The Adviser provides investment management evaluation services by performing initial due diligence on each Sub-Adviser and thereafter by monitoring the Sub-Advisers’ performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations. In evaluating the Sub-Advisers, the Adviser considers, among other factors, their level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Adviser has the responsibility for communicating performance expectations and evaluations to the Sub-Advisers and ultimately recommending to the Corporation’s Board whether their sub-advisory agreements should be renewed, modified or terminated. The Adviser provides written reports to the Board regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the Funds, except those operations contracted to the Sub-Advisers, the custodian, the transfer agent and the administrator. Although the Sub-Advisers’ activities are subject to oversight by the Board and officers of the Corporation, neither the Board, the officers, nor the Adviser evaluates the investment merits of the Sub-Advisers’ individual security selections. The Sub-Advisers have complete discretion to purchase, manage and sell portfolio securities for their respective Funds, subject to the Fund’s investment goal, policies and limitations. The control persons of each Sub-Adviser are described in each Sub-Adviser’s Form ADV as filed with the SEC.

For its services to Corporate Income and Core Plus Bond, TCH receives a fee at the annual rate of 0.25% of each Fund’s average daily net assets for Fund assets of $500 million or less; 0.24% for the next $200 million; 0.15% for the next $100 million and 0.10% for assets in excess of $800 million. TCH is paid by the Adviser and not by Corporate Income or Core Plus Bond.
TCH is a Delaware limited liability company and an investment adviser registered with the SEC. TCH provides investment management services to investment companies, pension and profit sharing plans, state or municipal government entities, corporations, charitable organizations and individuals. TCH is a majority-owned subsidiary of the Adviser.

For their respective services under the subadvisory agreements, on behalf of International Stock, (i) Acadian receives a fee at the annual rate of 0.55% of the average daily net assets of the portion of International Stock’s assets it manages up to $100 million in net assets and 0.40% of the average daily net assets above $100 million and (ii) Trilogy receives a fee at the annual rate of 0.40% of the average daily net assets of the portion of International Stock’s assets it manages. Acadian and Trilogy are paid by the Adviser and not by International Stock.

Acadian is a Delaware limited liability company and an investment adviser registered with the SEC. It has been providing investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans, other institutions and individuals since 1986. Acadian is a wholly owned subsidiary of Old Mutual Asset Managers (US) LLC, a Delaware limited liability company and a wholly owned subsidiary of Old Mutual (US) Holdings Inc., a Delaware holding company. Old Mutual (US) Holdings Inc. is owned by OM Group (UK) Limited, a wholly owned subsidiary of Old Mutual plc, a financial services group based in the United Kingdom.

Trilogy provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located principally in Canada and the United States, and is an investment adviser registered with the SEC. Trilogy is the successor to a Delaware limited liability partnership, BPI Global Asset Management LLP (BPI), which managed the Fund’s entire portfolio from 1999 until September 1, 2005. On August 15, 2005, shareholders approved a new subadvisory agreement between the Adviser and BPI together with a new subadvisory agreement between the Adviser and Acadian.

For its services to Emerging Markets Equity, Trilogy receives a fee at the annual rate of 0.00% of the Emerging Markets Equity’s average daily net assets for Fund assets up to $50 million; 0.50% for the next $50 million and 0.75% for assets in excess of $100 million. Trilogy is paid by the Adviser and not by Emerging Markets Equity.

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Funds’ respective Prospectuses, the portfolio managers listed below are responsible for the day-to-day management of the Funds. With respect to the Funds for which one portfolio manager is listed in the following table, such portfolio manager is solely responsible for the day-to-day management of the Fund and is primarily responsible for the day-to-day management of the other accounts set forth in the table. In the case of the Funds for which more than one portfolio manager is listed in the following table, such portfolio managers are jointly responsible for the day-to-day management of the applicable Fund. In the case of International Stock, the portion of the portfolio sub-advised by Acadian is jointly managed by two portfolio managers and the portion of the portfolio sub-advised by Trilogy is jointly managed by three portfolio managers. Unless noted otherwise, none of the mutual fund clients listed in the table pays a performance-based fee to the Adviser or Sub-Advisers.

Other Accounts Managed by the Portfolio Managers

As of August 31, 2009

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager					Other Accounts Managed by Portfolio Manager
Fund/Portfolio Manager	Number	Total Assets ($)	Number		Total Assets ($)	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees ($)	Number		Total Assets ($)	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees ($)
Large-Cap Value
Daniel P. Brown	—	—	1		55	—	—	1,552		507 million	—	—
Large-Cap Growth
Alan K. Creech	—	—	—		—	—	—	—		—	—	—
Robert G. Cummisford	—	—	—		—	—	—	—		—	—	—
Mid-Cap Value
Matthew B. Fahey	—	—	—		—	—	—	32		50 million	—	—
Mid-Cap Growth
Kenneth S. Salmon	1	241 million	—		—	—	—	96	*	59 million	—	—
Patrick M. Gundlach	1	241 million	—		—	—	—	96	*	59 million	—	—
Small-Cap Growth
Kenneth S. Salmon	1	193 million	—		—	—	—	96	*	59 million	—	—
Patrick M. Gundlach	1	193 million	—		—	—	—	96	*	59 million	—	—
International Stock
Brian K. Wolahan (Acadian)(1)	3	1.1 billion	—		—	—	—	N/A		N/A	N/A	N/A
Charles H. Wang (Acadian)(1)	3	1.1 billion	—		—	—	—	N/A		N/A	N/A	N/A
William Sterling (Trilogy)	1	46 million	—		—	—	—	N/A		N/A	N/A	N/A
Robert Beckwitt (Trilogy)	1	46 million	—		—	—	—	N/A		N/A	N/A	N/A
Greg Gigliotti (Trilogy)	1	46 million	—		—	—	—	N/A		N/A	N/A	N/A
Emerging Markets Equity
Pablo Salas (Trilogy)	1	114 million	—		—	—	—	N/A		N/A	N/A	N/A
William Sterling (Trilogy)	1	114 million	—		—	—	—	N/A		N/A	N/A	N/A
Robert Beckwitt (Trilogy)	1	114 million	—		—	—	—	N/A		N/A	N/A	N/A
Ultra Short Tax-Free
Craig J. Mauermann	0	0	0		0	0	0	7		414 million	0	0
Duane A. McAllister	0	0	3	*	141 million	0	0	167		766 million	0	0
Short-Term Income
Richard M. Rokus	2	6.2 billion	—		—	—	—	44		552 million	—	—
Short-Intermediate Bond
Jason D. Weiner	2	689 million	—		—	—	—	35		649 million	—	—
Intermediate Tax-Free
John D. Boritzke	—	—	3	*	142 million	—	—	165		766 million	—	—
Duane A. McAllister	—	—	3	*	142 million	—	—	165		766 million	—	—

	Other Registered Investment Companies Managed by Portfolio Manager			Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Fund/Portfolio Manager	Number		Total Assets ($)	Number	Total Assets ($)	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees ($)	Number		Total Assets ($)	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees ($)
Government Income
Jason D. Weiner	2		411 million	—	—	—	—	35		649 million	—	—
Corporate Income
Tere Alvarez Canida (TCH)	2	*	119 million	—	—	—	—	77	*	7.2 billion	—	—
Alan M. Habacht (TCH)	2	*	119 million	—	—	—	—	77	*	7.2 billion	—	—
William J. Canida (TCH)	2	*	119 million	—	—	—	—	77	*	7.2 billion	—	—
Aggregate Bond
Jason D. Weiner	2		643 million	—	—	—	—	35		649 million	—	—
Core Plus Bond
Tere Alvarez Canida (TCH)	2	*	87 million	—	—	—	—	77	*	7.2 billion	—	—
Alan M. Habacht (TCH)	2	*	87 million	—	—	—	—	77	*	7.2 billion	—	—
William J. Canida (TCH)	2	*	87 million	—	—	—	—	77	*	7.2 billion	—	—

*	Includes account(s) managed jointly with other portfolio manager(s)
(1)

Acadian’s portfolio managers function as a team and are not segregated along product lines or by client type. A team of fourteen portfolio managers works jointly on all accounts and the data shown in this table reflects firm-level numbers of accounts and assets under management segregated by investment vehicle type.

Conflicts of Interest

A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Funds, which may have different investment guidelines and objectives. In addition to the Funds, these accounts may include other mutual funds managed on an advisory or subadvisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by a Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Funds, they may track the same benchmarks or indexes as the Funds track, and they may sell securities that are eligible to be held, sold or purchased by the Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager also may manage accounts whose investment objectives and policies differ from those of the Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse affect on the value of the holdings within another account, including a Fund.

To address and manage these potential conflicts of interest, each of the Adviser, Acadian, Trilogy and TCH has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, cross trading policies, portfolio manager assignment practices and oversight by investment management and/or compliance departments.

Compensation of Portfolio Managers

Adviser

Compensation for the Adviser’s portfolio managers generally consists of a base salary, a performance bonus and an annual incentive bonus. A portfolio manager’s base salary is generally a fixed amount based on his or her level of experience and responsibilities in accordance with industry standards and competitive factors. A portfolio manager’s performance bonus is determined primarily in relation to the pre-tax investment performance of the accounts, including the Funds, under his or her management. Performance is measured relative to the long- and short-term performance of an index assigned to each fund and account, measured on a one- and three-year basis, with greater weight given to long-term performance. With respect to the portion of compensation received for managing the Fund, each portfolio manager’s performance is measured against the index set forth in the following table:

Fund	Index
Marshall Large-Cap Value	Lipper Large Cap Value Funds Index
Marshall Large-Cap Growth	Lipper Large-Cap Growth Funds Index
Marshall Mid-Cap Value	Lipper Mid-Cap Value Funds Index
Marshall Mid-Cap Growth	Lipper Mid-Cap Growth Funds Index
Marshall Small-Cap Growth	Lipper Small-Cap Growth Funds Index
Marshall Ultra Short Tax-Free	Blend of 50% Barclays Capital 1-Year Municipal Bond Index and 50% iMoney Tax Free National Retail Index
Marshall Short-Term Income	Lipper Short-Term Investment Grade Debt Funds Index
Marshall Short-Intermediate Bond	Lipper Short/Intermediate Investment Grade Debt Funds Index
Marshall Intermediate Tax-Free	Lipper Intermediate Municipal Debt Funds Index
Marshall Government Income	Lipper U.S. Mortgage Funds Index
Marshall Aggregate Bond	Lipper Intermediate Investment Grade Debt Funds Index

In addition, portfolio managers are eligible to participate in a bonus pool, which is based on the percentage of revenues generated by the assets managed by the Adviser. Payments under the bonus pool are discretionary as determined by the Adviser’s Chief Investment Officer and Director of Equity Research or Director of Fixed Income Research, as applicable. The Chief Investment Officer also may authorize additional incentive compensation to certain portfolio managers who provide significant assistance to the Adviser in creating new institutional investor relationships. In order to attract and retain experienced and talented individuals, the Adviser also may offer certain portfolio managers stock options in Marshall & Ilsley Corporation, the Adviser’s parent company, and/or certain perquisites, such as reimbursement of club membership dues. Portfolio managers are also eligible to participate in broad-based plans offered generally to the Adviser’s employees, including broad-based retirement, 401(k), health and other employee benefit plans.

TCH

Compensation for TCH’s portfolio managers includes an annual base salary with an additional bonus based on the profits of the company. The portfolio managers’ compensation is not based on the performance of the individual Funds. Compensation is not directly based on the value of assets held in the Funds’ portfolios.

Acadian

Acadian’s compensation structure varies among professionals, although the basic package involves a base salary, bonus potential, profit sharing potential, various fringe benefits, and, among senior investment professionals and certain other key employees, equity ownership in the firm as part of a Key Employee Limited Partnership (KELP). Portfolio manager compensation is not tied to the performance of specific portfolios but is based on firm performance as a whole.

Depending on Acadian’s financial performance, employees may also receive a percentage of base pay as a profit-sharing contribution. In addition, Acadian’s bonus pool is funded via a profit-sharing arrangement with Old Mutual plc, Acadian’s parent company. The profit-sharing is solely a function of Acadian’s financial results; the results of the larger Old Mutual group do not impact this calculation.

Trilogy

The primary elements of total compensation for Trilogy portfolio managers are a base salary and a variable annual performance cash incentive award. In addition, long term non-cash incentives such as equity ownership may be awarded from time to time. Furthermore, each senior portfolio manager is currently an equity stakeholder with Trilogy, which encourages retention and provides full participation in the success of the business. The base salary portion of total compensation for portfolio managers represents a relatively small portion of total compensation for the portfolio managers. Compensation is structured in this way to create strong incentives for overall portfolio manager performance. A portfolio manager’s base salary is determined by the manager’s experience and performance in the role. The portfolio manager’s bonus is determined by the Trilogy Compensation Committee and may be modified each year as appropriate to reflect changes in the market. In addition, the Compensation Committee may adjust the factors used to determine bonuses to align behavior with good performance. The factors used by Trilogy’s Compensation Committee include, among others, individual performance, attainment of specified goals, teamwork, success of investment ideas, leadership and the success of the firm and its investment products. The Trilogy Compensation Committee evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third-party industry compensation consultant. No material differences exist between the compensation structure that exists for portfolio managers responsible for mutual fund accounts and that of portfolio managers responsible for other types of accounts.

Ownership of Fund Shares by Portfolio Managers

As of August 31, 2009, the portfolio managers beneficially owned shares of the Funds they manage having a value within the range shown below.

Fund/Portfolio Manager	Dollar Range of Shares Owned
Large-Cap Value
Daniel P. Brown	$0 – $50,000
Large-Cap Growth
Alan K. Creech	$50,001 – $100,000
Robert G. Cummisford	$0 – $50,000
Mid-Cap Value
Matthew B. Fahey	$100,001 – $500,000
Mid-Cap Growth
Kenneth S. Salmon	$0 – $50,000
Patrick M. Gundlach	$50,001 – $100,000
Small-Cap Growth
Kenneth S. Salmon	none
Patrick M. Gundlach	$100,001 – $500,000
International Stock
Brian K. Wolahan (Acadian)	none
Charles H. Wang (Acadian)	none
William Sterling (Trilogy)	none
Robert Beckwitt (Trilogy)	none
Greg Gigliotti (Trilogy)	none
Emerging Markets Equity
Pablo Salas (Trilogy)	$100,001 – $500,000
William Sterling (Trilogy)	none
Robert Beckwitt (Trilogy)	none
Ultra Short Tax-Free
Craig J. Mauermann	none
Duane A. McAllister	none
Short-Term Income
Richard M. Rokus	none
Short-Intermediate Bond
Jason D. Weiner	$50,001 – $100,000
Intermediate Tax-Free
John D. Boritzke	none
Duane A. McAllister	none
Government Income
Jason D. Weiner	none
Corporate Income
Tere Alvarez Canida (TCH)	none
Alan M. Habacht (TCH)	none
William J. Canida (TCH)	none
Aggregate Bond
Jason D. Weiner	none
Core Plus Bond
Tere Alvarez Canida (TCH)	none
Alan M. Habacht (TCH)	none
William J. Canida (TCH)	none

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated the authority to vote proxies relating to the securities held in the Funds’ portfolios to the Adviser and, in the case of International Stock and Emerging Markets Equity, has authorized the Adviser to delegate its authority to vote proxies to the Sub-Advisers on behalf of the Funds. Due to the Funds’ proposed investments in fixed income securities, the Adviser does not anticipate voting proxies on behalf of the Money Market Funds or Income Funds.

Adviser’s Proxy Voting Policies and Procedures

Proxy Voting Policies

The Adviser’s general policy is to cast proxy votes in a manner that, in the best judgment of the Adviser, is in the best economic interests of the Adviser’s clients with respect to the potential economic return on the clients’ investments. Generally, this will mean voting for proposals that the Adviser believes will improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted to a company’s shareholders for vote. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On routine matters, generally the Adviser will vote in accordance with the recommendation of the issuer’s board of directors. Routine matters include, but are not limited to, proposals to approve independent auditors; election of directors in uncontested elections; increases in authorized common shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action; share repurchase programs that institute or renew open market share repurchase programs in which all shareholders may participate on equal terms; and compensation or salary levels for employees and/or directors that appear to be consistent with standard business practices, such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans, or thrift plans, except that the Adviser will require management to provide substantial justification for repricing of options in order to vote for such proposal.

On matters of corporate governance, generally the Adviser will vote for proposals to permit a simple majority of shareholders to approve acquisitions of a controlling interest of issuers; eliminate classified or staggered boards of directors; eliminate cumulative voting and preemptive rights; and proposals to opt-out of state takeover statutes. The Adviser will generally vote against the adoption of super-majority voting provisions that require greater than a two-thirds shareholder approval to change the corporate charter or bylaws or to approve mergers and acquisitions; fair price amendments that are linked to a super-majority provision and do not permit a takeover unless an arbitrary fair price is offered to all shareholders; proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations; and proposals that do not allow replacement of existing members of the board of directors.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.

Proxy Voting Procedures

The Trust Investment Committee, comprised of the members of the Adviser and M&I Trust, has appointed a Proxy Officer who has the authority to vote proxies pursuant to the proxy voting policy. The Proxy Officer will direct proposals that he or she is unable to determine how to vote or where there has been a recommendation not to vote in accordance with a predetermined policy to the Proxy Voting Committee of M&I Trust. The Proxy Voting Committee may refer any matter that it is uncertain how to vote to the Trust Investment Committee for a final decision.

The Adviser’s proxy voting procedures permit the Proxy Voting Committee to develop and revise further procedures to assist the Adviser in the voting of proxies, which may include the use of a third party vendor for purposes of recommendations on particular shareholder votes being solicited or for the voting of proxies, or to override the directions provided in such guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser addresses potential material conflicts of interest by having a predetermined voting policy. For those proposals that require case-by-case determinations, or in instances where special circumstances may require varying from the predetermined policy, the Proxy Officer will determine the vote in the best interests of the Adviser’s clients, without consideration of any benefit to the Adviser, its affiliates, its employees, its other clients, customers, service providers or any other party.

TCH’s Proxy Voting Policies and Procedures

TCH, the Subadviser to Corporate Income and Core Plus Bond, does not anticipate voting proxies on behalf of these Funds due to their proposed investments in bonds and other non-voting fixed-income securities.

Acadian’s Proxy Voting Policies and Procedures

Proxy Voting Policies

When voting proxies on behalf of its clients, Acadian assumes a fiduciary responsibility to vote in its clients’ best interests. Acadian has retained RiskMetrics Group (formerly Institutional Shareholder Services) (RiskMetrics) to research and vote proxies on behalf of its clients, subject to ongoing supervision and in accordance with policies and procedures negotiated and agreed to between Acadian and Risk Metrics. Generally, Risk Metrics’ proxy voting policies are as follows:

•

Management Proposals—On proposals introduced by company management, RiskMetrics will generally vote in accordance with management’s recommendations on proposals involving uncontested election of directors, approval of independent auditors, executive compensation plans, routine corporate structure, share issuance, allocations of income, script dividend proposals, increases in capital or par value and share repurchase plans.

•

Shareholder Proposals—Proxies will generally be voted with management in opposition to shareholder resolutions which could negatively impact the company’s ability to conduct business and voted in favor of shareholder initiatives concerning the maximization of shareholder value.

•

Non-routine proposals—Non-routine proposals are examined on a case-by-case basis and a variety of issues are considered including the benefits to shareholders’ existing and future earnings, preservation of shareholder value, financial terms of the transaction and the strategic rationale for the proposal. Examples of non-routine proposals are reorganizations or restructurings, amendments to articles of association, non-executive director compensation proposals, increased borrowing power and debt issuance requests.

Acadian reserves the right to override RiskMetrics vote recommendations if it believes that changing the vote is in the best interest of its clients. Overrides must be approved by an executive officer of Acadian and documented, including the reasons for voting against the RiskMetrics recommendation.

Conflicts of Interest

Occasions may arise during the voting process in which the best interests of clients conflicts with Acadian’s interests. In these situations Risk Metrics will continue to follow the same predetermined guidelines as formally agreed upon between Acadian and RiskMetrics before such conflict of interest existed. Conflicts of interest generally include (i) business relationships where Acadian has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of Acadian has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative.

If Acadian learns that a conflict of interest exists, the Acadian Proxy Coordinator will prepare a report to the Acadian Compliance Committee that identifies (i) the details of the conflict of interest, (ii) whether or not the conflict is material, and (iii) procedures to ensure that Acadian makes proxy voting decisions based on the best interests of clients. If Acadian determines that a material conflict exists, it will defer to Risk Metrics to vote the proxy in accordance with the predetermined voting policy.

Trilogy’s Proxy Voting Policies and Procedures

Proxy Voting Policies

As a matter of policy and as a fiduciary to its clients, Trilogy has responsibility for the voting of proxies for portfolio securities consistent with the best economic interests of the clients. The guiding principal by which Trilogy votes on all matters submitted for vote is the maximization of the ultimate economic value of a client’s holdings. Trilogy has engaged RiskMetrics to vote its proxies and to provide research concerning matters contained in the proxies. RiskMetrics ensures that each proposal regarding stocks held in the portfolio of the International Stock Fund managed by Trilogy or the Emerging Markets Equity Fund is voted in the best interests of its shareholders.

In order to avoid inherent conflicts of interest, Trilogy generally votes its proxies in accordance with the RiskMetrics recommendation. Certain client proxies, such as those of ERISA plans, may be voted differently from other clients. In the case where a member of the investment team wishes to vote against the RiskMetrics recommendation, the matter is brought to the Trilogy Proxy Committee which decides the matter using its best judgment based upon the guiding principle of seeking the maximization of economic value to its clients and avoiding conflicts of interest between Trilogy and its clients. Trilogy reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if the costs associated with voting such proxy outweigh the benefits to clients or circumstances make such an abstention or withholding in the best interests of the clients.

Proxy Voting Record

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request, by calling toll free, 1-800-236-FUND (3863), or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Corporation’s policy regarding disclosure of portfolio holdings (Disclosure Policy). This Disclosure Policy also applies to the Adviser, Sub-Advisers and M&I Trust. Pursuant to the Disclosure Policy, the Corporation may disclose information about the Funds’ portfolio holdings only in the following circumstances:

•

As required by SEC regulations, the Corporation will disclose the portfolio holdings of each Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC;

•

The Adviser or a Sub-Adviser may disclose Fund portfolio holdings in regulatory filings and, from time to time, to the Funds’ service providers, including the administrator, sub-administrator, custodians, fund accountant, transfer agent, independent registered public accounting firm, legal counsel and financial printer (currently RR Donnelley), in connection with the fulfillment of their duties to the Funds and the Corporation;

•	The Funds’ portfolio holdings as of each month end are disclosed on the Funds’ website at http://www.marshallfunds.com no earlier than five days after month end;

•	The Funds’ portfolio holdings as of each month end are disclosed to certain approved institutional databases following the posting of the holdings on the Funds’ website as described above;

•	Portfolio holdings of the Funds as of a particular month end may be provided to portfolio managers of M&I Trust in connection with presentations to M&I Trust’s existing clients.

The Corporation is prohibited from entering into any other arrangements to disclose information regarding the Funds’ portfolio securities prior to public availability without prior approval of the Board. Third parties who receive portfolio holdings information are subject to restrictions by contract or by law which prohibit the disclosure or misuse of the holdings information to ensure that the information remains confidential. No compensation or other consideration may be received by the Funds, the Adviser, Sub-Advisers or M&I Trust in connection with the disclosure of portfolio holdings in accordance with this policy. The Funds’ Chief Compliance Officer monitors compliance with the Disclosure Policy and reports any violations to the Board.

The Board will review any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Adviser or any other Fund affiliate.

BROKERAGE TRANSACTIONS

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

The Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the charges to be paid on such transactions, and the allocation of portfolio brokerage and principal business. Trades may be done with brokers, dealers and, on occasion, issuers. Remuneration for trades may include commissions, commission-equivalent charges, dealer spreads, mark-ups and mark-downs.

In executing transactions on behalf of the Funds, the Adviser has no obligation to deal with any particular broker or dealer. Rather, the Adviser seeks to obtain the best qualitative execution. The best net price is an important factor, but the Adviser also considers the full range and quality of a broker’s services, as described below. Recognizing the value of the range of services, the Funds may not pay the lowest commission or spread available on any particular transaction.

Section 28(e) of the Securities Exchange Act of 1934, as amended (Section 28(e)), permits an investment advisor, under certain circumstances, to cause an account to pay a broker who supplies brokerage and research services a commission or commission-equivalent charge for effecting a transaction in excess of the amount of commission another broker would have charged for effecting the transaction. Brokerage and research services include:

•	furnishing advice as to the value of securities, the advisability of investing, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities;

•	furnishing analyses and reports concerning issuers, industries, sectors, securities, economic factors and trends, portfolio strategy and the performance of accounts; and

•	effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In selecting brokers, the Adviser considers quality of investment research and brokerage services; communication of such information; trade execution pricing, capability and efficiency; and the appropriateness of the commission rate. Investment research services utilized by the Adviser include economic forecasts, industry analysis, individual company or issuer analysis and opinion, and investment strategy. In ensuring that the commission to be paid is fair compensation for the nature of the trade and the quality of the execution provided by the broker/dealer, the Adviser considers the commission rates paid by investment institutions of similar size. While the Adviser negotiates similar commission rates with all brokers and dealers, if the Adviser believes favorable prices and efficient execution is available from more than one broker or dealer, the Adviser may give consideration to placing trades with those brokers or dealers who furnish investment research and other brokerage services.

The Adviser places portfolio transactions for other advisory accounts in addition to the Funds. Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of their accounts; that is, not all of such services may be used by the Adviser in connection with the Funds. The Adviser believes it is not possible to measure separately the benefits from research services received by each of the accounts (including the Funds) managed by them. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker (if any) paid by each account for brokerage and research services will vary. The Adviser believes any such costs to the Funds, however, will not be disproportionate to the benefits received by the Funds on a continuing basis and, to the extent that receipt of these services may supplant services for which the Adviser might otherwise have paid, it would tend to reduce their expenses.

The following table shows aggregate total commissions paid by each Fund to brokers that provide brokerage and research services to the Adviser and/or Sub-Advisers and the aggregate principal value of the transactions for the fiscal year ended August 31, 2009. No information is provided for Ultra Short Tax-Free, as it had not commenced operations as of August 31, 2009.

Fund	Brokerage Commissions Paid to Brokers Who Provide Brokerage and Research Services	Principal Value of Transactions
Large-Cap Value	$308,774	$291,586,355
Large-Cap Growth	$532,364	$446,675,360

Fund	Brokerage Commissions Paid to Brokers Who Provide Brokerage and Research Services	Principal Value of Transactions
Mid-Cap Value	$432,940	$247,147,806
Mid-Cap Growth	$1,212,214	$765,639,276
Small-Cap Growth	$2,139,116	$941,898,023
International Stock	$42,462	$28,030,572
Emerging Markets Equity	$1,218	$473,900
Short-Term Income	N/A	N/A
Short-Intermediate Bond	N/A	N/A
Intermediate Tax-Free	N/A	N/A
Government Income	N/A	N/A
Corporate Income	N/A	N/A
Aggregate Bond	N/A	N/A
Core Plus Bond	N/A	N/A
Government Money Market	N/A	N/A
Tax-Free Money Market	N/A	N/A
Prime Money Market	N/A	N/A

The Adviser generally seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and other advisory accounts. There can be no assurance that a particular purchase or sale opportunity will be allocated to a Fund. In making allocations between the Funds, and between a Fund and other advisory accounts, certain factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

For the fiscal years ended August 31, 2009, 2008 and 2007, the Funds paid the following brokerage commissions. No information is provided for Ultra Short Tax-Free, as it had not commenced operations as of August 31, 2009.

	For the fiscal year ended August 31
Fund	2009	2008	2007
Large-Cap Value	$548,542	$263,011	$266,088
Large-Cap Growth	$542,404	$436,701	$305,641
Mid-Cap Value	$434,776	$678,511	$1,035,841
Mid-Cap Growth	$1,226,680	$938,808	$835,460
Small-Cap Growth	$2,246,088	$1,949,324	$1,685,455
International Stock	$409,099	$737,689	$991,149
Emerging Markets Equity	$75,484	N/A	N/A
Short-Term Income	$3,290	$4,972	$7,920
Short-Intermediate Bond	—	—	—
Intermediate Tax-Free	$396	—	—
Government Income	—	—	—
Corporate Income	—	N/A	N/A
Aggregate Bond	—	—	—
Core Plus Bond	—	N/A	N/A
Government Money Market	—	—	—
Tax-Free Money Market	—	—	—
Prime Money Market	—	—	—

Unless otherwise noted below, during the fiscal year ended August 31, 2009, the Funds did not acquire securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act).

Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities Owned (as of 8/31/09) (000s omitted)
Large-Cap Value	JP Morgan Capital Corp. Goldman Sachs & Co. Morgan Stanley & Co. Bank of America Corp. Citigroup Global Markets, Inc.	$ $ $ $ $	7,282 5,796 3,152 1,504 432
Large-Cap Growth	JP Morgan Capital Corp. Goldman Sachs & Co.	$ $	3,368 2,465
Mid-Cap Value	State Street Corp.		$3,563
Mid-Cap Growth	N/A		N/A
Small-Cap Growth	N/A		N/A
International Stock	Deutsche Bank Securities, Inc. JP Morgan Capital Corp.	$ $	2,998 178
Emerging Markets Equity	N/A		N/A
Short-Term Income	JP Morgan Capital Corp. Bank of America Corp. Morgan Stanley & Co., Inc.	$ $ $	5,991 3,661 2,627
Short-Intermediate Bond	JP Morgan Capital Corp. Credit Suisse First Boston Corp. UBS Warburg, LLC.	$ $ $	11,143 3,685 2,616
Intermediate Tax-Free	N/A		N/A
Government Income	JP Morgan Capital Corp. Bank of America Corp. Credit Suisse First Boston Corp. Morgan Stanley & Co., Inc. CitiGroup Global Markets Holdings, Inc.	$ $ $ $ $	11,611 4,525 4,449 4,297 2,658
Corporate Income	N/A		N/A
Aggregate Bond	JP Morgan Capital Corp. Citigroup Global Markets, Inc. Credit Suisse First Boston Corp. Bank of America Corp.	$ $ $ $	7,027 4,176 3,063 1,548
Core Plus Bond	JP Morgan Capital Corp. Goldman Sachs & Co.	$ $	999 807
Government Money Market	N/A		N/A
Tax-Free Money Market	N/A		N/A
Prime Money Market	UBS Warburg, LLC. Bank of America Corp. Deutsche Bank Securities Inc. Goldman Sachs & Co.	$ $ $ $	149,910 85,000 50,000 50,000

INFORMATION ABOUT THE FUNDS’ SERVICE PROVIDERS

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Funds, the Adviser, Acadian, Trilogy, TCH and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund directors and certain other employees (Access Persons). Although the codes permit Access Persons to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Administrator

M&I Trust is the administrator of the Funds. M&I Trust is entitled to receive fees from each of the Equity Funds and Income Funds at the following annual rates as a percentage of the Fund’s ADNA:

Fee	Fund’s ADNA
0.0925%	on the first $250 million
0.0850%	on the next $250 million
0.0800%	on the next $200 million
0.0400%	on the next $100 million
0.0200%	on the next $200 million
0.0100%	on ADNA in excess of $1.0 billion

M&I Trust, as administrator, is entitled to receive fees from the Money Market Funds at the following annual rates based on the aggregate ADNA of the Money Market Funds combined:

Fee	Fund’s ADNA
0.040%	on the first $2 billion
0.030%	on the next $2 billion
0.025%	on the next $2 billion
0.020%	on the next $2 billion
0.010%	on ADNA in excess of $8 billion

The aggregate fees paid by the Money Market Funds are allocated to each Fund based on its assets.

For the fiscal periods ended August 31, 2009, 2008 and 2007, the administrator was paid (net of waivers) the following fees. No information is provided for Ultra Short Tax-Free, as it had not commenced operations as of August 31, 2009.

	For the fiscal year ended August 31
Fund	2009	2008	2007
Large-Cap Value(2)	$174,746	$280,263	$327,886
Large-Cap Growth(2)	$139,251	$231,115	$235,073
Mid-Cap Value(2)	$177,371	$371,846	$560,031
Mid-Cap Growth(2)	$157,047	$232,323	$195,956
Small-Cap Growth(2)	$188,688	$259,599	$225,019
International Stock(2)	$136,743	$416,088	$451,075
Emerging Markets Equity(3)	$15,759	N/A	N/A
Short-Term Income(2)	$81,660	$103,271	$119,963
Short-Intermediate Bond(2)	$180,721	$397,153	$598,593
Intermediate Tax-Free(2)	$96,657	$79,465	$77,045
Government Income(2)	$454,149	$593,257	$568,394
Corporate Income(3)	$9,941	N/A	N/A
Aggregate Bond(2)(4)	$211,704	$239,101	$47,565
Core Plus Bond(3)	$24,126	N/A	N/A
Government Money Market(1)	$316,106	$149,887	$90,875
Tax-Free Money Market(1)	$270,162	$213,998	$145,501
Prime Money Market(1)	$1,571,008	$1,695,571	$1,563,767

(1)	Fees for the Money Market Funds prior to July 1, 2008 were:

Fee	Combined ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on ADNA in excess of $1.5 billion
(2)	Fees for the Income Funds and Equity Funds for fiscal 2007 were:

Fee	Fund’s ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on ADNA in excess of $1.5 billion
(3)

The fees paid by each of Corporate Income, Core Plus Bond and Emerging Markets Equity are for the period from December 23, 2008, the date on which each Fund began operations, to August 31, 2009, the end of each Fund’s fiscal year.

(4)	The fees paid by Aggregate Bond are for the period from June 1, 2007, the date on which the Fund began operations, to August 31, 2007, the end of the Fund’s fiscal year.

The administrator may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by the administrator include, but are not limited, to the following:

•	preparation, filing and maintenance of the Corporation’s governing documents, minutes of Board meetings and shareholder meetings;

•

preparation and filing with the SEC and state regulatory authorities, the Corporation’s registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

•	preparation, negotiation and administration of contracts on behalf of a Fund;

•	supervision of the preparation of financial reports;

•	preparation and filing of federal and state tax returns;

•	assistance with the design, development and operation of a Fund; and

•	provision of advice to the Funds and the Board.

Sub-Administrator

UMBFS is the Funds’ sub-administrator pursuant to the Sub-Administration Agreement with the administrator. Under the Sub-Administration Agreement, the functions performed by UMBFS include and relate to, but are not limited to, the following:

•

review and filing with the SEC and state regulatory authorities of the Corporation’s registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

•	drafting and reviewing of the Funds’ annual and semi-annual reports;

•	various services relating to the shareholder and Board meetings, such as preparing and obtaining executed authorized signatures, attendance at Board meetings and drafting of proxy materials;

•	obtaining CUSIPs, NASDAQ symbols, and IRS tax identification numbers;

•	coordination and facilitation of external audits by the Corporation’s independent auditors and regulatory examinations of the Corporation;

•	follow-up on any issues surrounding reporting of performance for the Funds; and

•	preparation of the Corporation’s tax returns.

For its services, UMBFS is entitled to receive from the administrator with respect to each of the Funds (other than the Money Market Funds), in addition to a monthly multi-class fee of $200 per class and out-of-pocket expenses, fees at the following annual rates as a percentage of the Fund’s ADNA:

ADNA	Fee (Domestic Funds)	Fee (International Funds)
Up to $200 million	0.0090%	0.0300%
Next $200 million	0.0085	0.0250
Next $200 million	0.0075	0.0200
Next $200 million	0.0065	0.0175
Next $200 million	0.0055	0.0150
Next $200 million	0.0045	0.0125
Over $1.2 billion	0.0035	0.0100

With respect to the Money Market Funds, UMBFS receives from the administrator, in addition to a monthly multi-class fee of $200 per class and out-of-pocket expenses, fees at the following annual rate as a percentage of the Fund’s ADNA as of April 1, 2009:

ADNA	Fee
Up to $250 million	0.0055%
Next $250 million	0.0050
Next $250 million	0.0045
Next $1.75 billion	0.0030
Next $2.5 billion	0.0025
Next $2.5 billion	0.0020
Over $7.5 billion	0.0015

Prior to April 1, 2009, the following fee schedule for the Money Market Funds was in effect:

ADNA	Fee
Up to $250 million	0.0055%
Next $250 million	0.0050
Next $250 million	0.0045
Over $750 million	0.0030

For the fiscal periods ended August 31, 2009, 2008 and 2007, the administrator paid UMBFS $541,713, $678,521 and $668,172, respectively, under the Sub-Administration Agreement.

Securities Lending

The Funds pay a portion of the net revenue earned on securities lending activities to M&I Trust for its services as a securities lending agent. The following amounts were paid for the fiscal year ended August 31, 2009.

Fund	Securities Lending Fees Paid
Large-Cap Value Fund	$64,485
Large-Cap Growth Fund	$70,422
Mid-Cap Value Fund	$112,441
Mid-Cap Growth Fund	$134,169
Small-Cap Growth Fund	$321,418
International Stock Fund	$52,779
Short-Term Income Fund	$17,768
Short-Intermediate Bond Fund	$55,343
Government Income Fund	$492,755
Aggregate Bond Fund	$124,731

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, Massachusetts, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Funds’ average net assets for the period plus out-of-pocket expenses.

Each Fund may pay amounts to third parties, such as banks, broker-dealers or affiliated entities, including M&I Trust, that provide recordkeeping services, shareholder servicing and/or other administrative services to the Funds.

Fund Accountants

UMBFS, 803 West Michigan Street, Milwaukee, Wisconsin, provides fund accounting services to the Funds, except International Stock and Emerging Markets Equity.

State Street Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, provides fund accounting services to International Stock and Emerging Markets Equity.

For their services, UMBFS and State Street Bank & Trust Company receive a fee based on net assets of the Funds.

Custodians

M&I Trust, 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is a custodian for the securities and cash of the Funds, except International Stock and Emerging Markets Equity. For its services as custodian, M&I Trust receives an annual fee, payable monthly, based on a percentage of a Fund’s average aggregate daily net assets.

State Street Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, is a custodian for the securities and cash of International Stock and Emerging Markets Equity.

Independent Registered Public Accounting Firm

The independent registered public accounting firm for the Funds, PricewaterhouseCoopers LLP, One North Wacker, Chicago, Illinois, conducts its audits in accordance with the standards of the Public Company

Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds’ financial statements and financial highlights are free of material misstatements.

PERFORMANCE

From time to time, the yield and total return of the Investor Class, Advisor Class and/or Institutional Class shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Funds (toll free) at 1-800-236-FUND (3863).

FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended August 31, 2009 are incorporated herein by reference from the Funds’ Annual Report dated August 31, 2009 (for the fiscal year ended August 31, 2009) (File Nos. 33-48907 and 811-58433). A copy of the Annual Report for a Fund may be obtained without charge by contacting MIS at the address located on the back cover of the SAI or by calling MIS at 1-414-287-8555 or 1-800-236-FUND (3863).

APPENDIX

SHORT-TERM RATINGS

Standard & Poor’s Short-Term Issue Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’ , ‘B-2’ , and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp N.R.i” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp N.R.i” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi

Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr

The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•

Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q

A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Short-Term Debt Ratings

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Short-term vs. Long-term Ratings

Fitch’s International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 Highest credit quality. Indicates the Strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ , or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are ‘stable’ could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term ‘put’ or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Fitch’s ratings on U.S. public finance debt securities measure credit quality relative of other U.S. public finance debt securities. Loss rates of most Fitch-rated U.S. public finance debt securities have historically been significantly lower, and are expected to continue to be significantly lower, than other debt instruments rated comparably by Fitch.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

The tranche has reached maturity and has been “paid-in-full”, regardless of whether it was amortized or called early. As the issue no longer exists, it is therefore no longer rated.

‘NR’ denotes that Fitch Ratings does not publicly rate the associated issuer or issuer.

‘WD’

Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

Fitch Ratings (“Fitch”) National Short-Term Credit Ratings

National Ratings are an assessment of credit quality relative to the rating of the “best” credit risk in a country. This “best” risk will normally, although not always, be assigned to all financial commitments issued or guaranteed by the sovereign state.

A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, in the table below.

F1(xxx)	Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the creditworthiness is particularly strong, a “+” is added to the assigned rating.

F2(xxx)	Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)	Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B (xxx)	Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C (xxx)	Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D (xxx)	Indicates actual or imminent payment default.

Note to National Short-Term ratings:

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Long-Term Issue Credit Ratings

•	Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

N.R.

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp N.R.i” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp N.R.i” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi

Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr

The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•

Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q

A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch’s International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) also may be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative.

•

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).

C

•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Notes to International Long-Term and Short-Term ratings

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ , or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are ‘stable’ could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.

Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program.

In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term ‘put’ or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Fitch’s ratings on U.S. public finance debt securities measure credit quality relative of other U.S. public finance debt securities. Loss rates of most Fitch-rated U.S. public finance debt securities have historically been significantly lower, and are expected to continue to be significantly lower, than other debt instruments rated comparably by Fitch.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

The tranche has reached maturity and has been “paid-in-full”, regardless of whether it was amortized or called early. As the issue no longer exists, it is therefore no longer rated.

‘NR’

Denotes that Fitch Ratings does not publicly rate the associated issue or issuer.

‘WD’

Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

Fitch’s National Long-Term Credit Ratings

National Ratings are an assessment of credit quality relative to the rating of the “best” credit risk in a country. This “best” risk will normally, although not always, be assigned to all financial commitments issued or guaranteed by the sovereign state.

A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, in the table below.

AAA(xxx)	‘AAA’ national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the “best” credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx)	‘AA’ national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country’s highest rated issuers or issues.

A(xxx)	‘A’ national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx)	‘BBB’ national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB(xxx)	‘BB’ national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)	‘B’ national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx)	These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx)	These categories of national ratings are assigned to entities or financial commitments which are currently in default.

E(xxx)	Adequate information is not available to meet the obligations of the rating. This category is used as a downgrade when the previous rating is suspended due to a lack of documentation from the issuer necessary to continue surveillance and maintain the rating.

MUNICIPAL NOTE RATINGS

Standard & Poor’s Note Ratings

Short-Term Notes

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Moody’s MIG/VMIG Ratings U.S. Short-Term Ratings

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels—MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

ADDRESSES

The Funds:

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

Distributor:

M&I Distributors, LLC

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

Adviser:

M&I Investment Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

Sub-Adviser to Corporate Income and Core Plus Bond:

Taplin, Canida & Habacht, LLC

1001 Brickell Bay Drive, Suite 2100

Miami, Florida 33131

Sub-Advisers to International Stock:

Acadian Asset Management, LLC

One Post Office Square

Boston, Massachusetts 02109

Trilogy Global Advisors, LLC

1114 Avenue of the Americas, 28 th Floor

New York, New York 10036

Sub-Adviser to Emerging Markets Equity:

Trilogy Global Advisors, LLC

1114 Avenue of the Americas, 28th Floor

New York, New York 10036

Custodian (except for International Stock and Emerging Markets Equity) and Administrator:

Marshall & Ilsley Trust Company N.A.

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

Transfer Agent and Dividend Disbursing Agent:

Boston Financial Data Services, Inc.

2 Heritage Drive Quincy,

Massachusetts 02171

Sub-Administrator and Portfolio Accounting Services Agent (except for International Stock and Emerging Markets Equity):

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, Wisconsin 53233

Custodian and Portfolio Accounting Services Agent for International Stock and Emerging Markets Equity and Administrator:

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Shareholder Servicing Agent:

Marshall Investor Services, a division of

Marshall & Ilsley Trust Company N.A.

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

Legal Counsel:

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

One North Wacker

Chicago, Illinois 60606

Marshall Investor Services

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

414-287-8555 or 1-800-236-FUND (3863)

Internet address: http:www.marshallfunds.com

MARSHALL FUNDS, INC.

PART C

OTHER INFORMATION

Item 23. Exhibits.

(a)(1)	Articles of Incorporation dated July 30, 1992[5]

(a)(2)	Amendment No. 1 to Articles of Incorporation dated August 11, 1992[5]

(a)(3)	Amendment No. 2 to Articles of Incorporation dated September 14, 1992[5]

(a)(4)	Amendment No. 3 to Articles of Incorporation dated April 23, 1993[5]

(a)(5)	Amendment No. 4 to Articles of Incorporation dated November 1, 1993[3]

(a)(6)	Amendment No. 5 to Articles of Incorporation dated July 25, 1994[5]

(a)(7)	Amendment No. 6 to Articles of Incorporation dated October 24, 1994[7]

(a)(8)	Amendment No. 7 to Articles of Incorporation dated July 22, 1996[8]

(a)(9)	Amendment No. 8 to Articles of Incorporation dated April 28, 1997[9]

(a)(10)	Amendment No. 9 to Articles of Incorporation dated October 26, 1998[10]

(a)(11)	Amendment No. 10 to Articles of Incorporation dated June 7, 1999[11]

(a)(12)	Amendment No. 11 to Articles of Incorporation dated January 31, 2000[12]

(a)(13)	Amendment No. 12 to Articles of Incorporation dated July 10, 2000[13]

(a)(14)	Amendment No. 13 to Articles of Incorporation dated February 26, 2004[18]

(a)(15)	Amendment No. 14 to Articles of Incorporation dated July 30, 2004[18]

(a)(16)	Amendment No. 15 to Articles of Incorporation dated June 21, 2005[20]

(a)(17)	Amendment No. 16 to Articles of Incorporation dated October 26, 2005[20]

(a)(18)	Amendment No. 17 to Articles of Incorporation dated May 7, 2007[22]

(a)(19)	Amendment No. 18 to Articles of Incorporation dated January 29, 2008[24]

(a)(20)	Amendment No. 19 to Articles of Incorporation dated December 1, 2008[26]

(a)(21)	Amendment No. 20 to Articles of Incorporation dated July 8, 2009[27]

(b)	By-Laws As Amended and Restated through July 8, 2009[27]

(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Articles of Incorporation and By-Laws

(d)(1)	Investment Advisory Contract with M&I Investment Management Corp. dated October 1, 1992#

(d)(2)	Amendment No. 1 to Exhibit A of Investment Advisory Contract dated May 1, 2000[12]

(d)(3)	Amendment No. 1 to Exhibit B of Investment Advisory Contract dated May 29, 2007[22]

(d)(4)	Amendment No. 1 to Exhibit E of Investment Advisory Contract dated May 29, 2007[22]

(d)(5)	Amendment No. 1 to Exhibit F of Investment Advisory Contract dated May 29, 2007[22]

(d)(6)	Exhibit H to Investment Advisory Contract dated April 26, 1993#

(d)(7)	Exhibit I to Investment Advisory Contract dated April 26, 1993#

(d)(8)	Exhibit J to Investment Advisory Contract dated April 26, 1993#

(d)(9)	Exhibit L to Investment Advisory Contract dated November 1, 1993[4]

(d)(10)	Exhibit M to Investment Advisory Contract dated August 1, 1994[7]

(d)(11)	Exhibit N to Investment Advisory Contract dated August 1, 1996[8]

(d)(12)	Exhibit O to Investment Advisory Contract dated December 1, 2003[16]

(d)(13)	Exhibit P to Investment Advisory Contract dated May 29, 2007[22]

(d)(14)	Exhibit Q to Investment Advisory Contract dated December 15, 2008[26]

(d)(15)	Exhibit R to Investment Advisory Contract dated December 15, 2008[26]

(d)(16)	Exhibit S to Investment Advisory Contract dated December 15, 2008[26]

(d)(17)	Exhibit T to Investment Advisory Contract dated August 5, 2009#

(d)(18)	Amendment to Investment Advisory Contract dated June 15, 2001[14]

(d)(19)	Amendment to Investment Advisory Contract dated November 1, 2007[23]

(d)(20)	Amendment to Investment Advisory Contract dated July 1, 2008[25]

(d)(21)	Amendment to Investment Advisory Contract dated December 15, 2008[26]

(d)(22)	Form of Sub-Advisory Agreement with Acadian Asset Management dated September 1, 2005[19]

(d)(23)	Form of Sub-Advisory Agreement with Trilogy Global Advisors, LLC (formerly BPI Global Asset Management, LLC) dated September 1, 2005[19]

(d)(24)	Form of Sub-Advisory Agreement with Trilogy Global Advisors, LLC dated December 15, 2008[26]

(d)(25)	Form of Sub-Advisory Agreement with Taplin, Canida & Habacht, LLC dated December 15, 2008[26]

(e)(1)	Distribution Agreement with M&I Distributors, LLC dated September 2, 2008[25]

(e)(2)	Form of Amended and Restated Schedule A to Distribution Agreement dated August 5, 2009#

(f)	Bonus or Profit Sharing Contracts—None

(g)(1)	Custodian Contract with Marshall & Ilsley Trust Company dated April 26, 1993[4]

(g)(2)	Amendment to Custodian Contract dated November 1, 1995[20]

(g)(3)	Amendment to Custodian Contract dated November 1, 2000[20]

(g)(4)	Amendment to Custodian Contract dated June 22, 2001[14]

(g)(5)	Custodian Agreement with State Street Bank and Trust Company (formerly Investors Bank & Trust Company) for Marshall International Stock Fund dated September 1, 2004[18]

(g)(6)	Amendment to Custodian Agreement dated December 1, 2008[26]

(h)(1)	Administrative Services Agreement with M&I Trust Company dated January 1, 2000 and Amendment No. 1 to Administrative Services Agreement dated September 15, 2000[15]

(h)(2)	Amendment to Administrative Services Agreement dated June 22, 2001[14]

(h)(3)	Amendment to Administrative Services Agreement dated November 1, 2007[23]

(h)(4)	Amendment to Administrative Services Agreement dated July 1, 2008[25]

(h)(5)	Sub-Administration Agreement with UMB Fund Services, Inc. dated September 1, 2004[18]

(h)(6)	Form of Amended and Restated Schedule A to Sub-Administration Agreement dated August 5, 2009#

(h)(7)	Shareholder Services Agreement dated September 1, 1999[11]

(h)(8)	Form of Amended and Restated Exhibit 1 of Shareholder Services Agreement dated August 5, 2009#

(h)(9)	Amendment to Shareholder Services Agreement dated June 22, 2001[14]

(h)(10)	Transfer Agency, Sub-Transfer Agency and Service Agreement dated September 1, 2006[21]

(h)(11)	Form of Amended Schedule A to Transfer Agency and Service Agreement dated August 5, 2009#

(h)(12)	Fund Accounting Agreement with UMB Fund Services, Inc. dated September 1, 2004[18]

(h)(13)	Form of Amended and Restated Schedule A to Fund Accounting Agreement with UMB Fund Services, Inc. dated August 5, 2009#

(h)(14)	Fund Accounting Agreement with State Street Bank and Trust Company (formerly Investors Bank & Trust Company) for Marshall International Stock Fund dated September 1, 2004[18]

(h)(15)	Amendment to Fund Accounting Agreement with State Street Bank & Trust Company dated December 1, 2008[26]

(h)(16)	Form of Expense Limitation Agreement#

(i)(1)	Opinion and Consent[1]

(i)(2)	Opinion and Consent of Godfrey & Kahn, S.C. dated May 31, 2007[22]

(i)(3)	Opinion and Consent of Godfrey & Kahn, S.C. dated January 29, 2008[24]

(i)(4)	Opinion and Consent of Godfrey & Kahn, S.C. dated December 15, 2008[26]

(i)(5)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 29, 2009[28]

(j)	Consent of Independent Registered Public Accounting Firm#

(k)	Omitted Financial Statements—None

(l)	Initial Capital Understanding[6]

(m)(1)	Amended and Restated Rule 12b-1 Plan dated September 2, 2008[25]

(m)(2)	Form of Sales and Services Agreement[25]

(m)(3)	Form of Sales and Services Agreement, As Amended through August 5, 2009[28]

(n)(1)	Multiple Class Plan, As Amended through January 29, 2008[24]

(n)(2)	Multiple Class Plan, As Amended through August 5, 2009[28]

(o)	Reserved

(p)(1)	Marshall Funds and M&I Investment Management Corp. Code of Ethics dated August 1, 2008[26]

(p)(2)	Trilogy Global Advisors, LLC Code of Ethics and Insider Trading Policy Statement dated December 2007[26]

(p)(3)	Acadian Asset Management Code of Ethics dated January 2008[26]

(p)(4)	Taplin, Canida & Habacht, LLC Code of Ethics[26]

(p)(5)	M&I Distributors, LLC Code of Ethics dated January 1, 2008[25]

#	Filed herewith.
[1]	Exhibit to PEA No. 5 filed April 23, 1993.*
[2]	Exhibit to PEA No. 7 filed October 29, 1993.*
[3]	Exhibit to PEA No. 8 filed December 28, 1993.*
[4]	Exhibit to PEA No. 10 filed July 1, 1994.*
[5]	Exhibit to PEA No. 11 filed October 21, 1994.*
[6]	Exhibit to PEA No. 14 filed December 26, 1995.*
[7]	Exhibit to PEA No. 15 filed June 17, 1996.*
[8]	Exhibit to PEA No. 17 filed August 30, 1996.*
[9]	Exhibit to PEA No. 22 filed October 21, 1998.*
[10]	Exhibit to PEA No. 27 filed August 27, 1999.*
[11]	Exhibit to PEA No. 29 filed October 29, 1999.*
[12]	Exhibit to PEA No. 31 filed March 1, 2000.*
[13]	Exhibit to PEA No. 33 filed October 30, 2000.*
[14]	Exhibit to PEA No. 34 filed October 29, 2001.*
[15]	Exhibit to PEA No. 37 filed October 30, 2003.*
[16]	Exhibit to PEA No. 39 filed July 9, 2004.*
[17]	Exhibit to PEA No. 41 filed October 27, 2004.*
[18]	Exhibit to PEA No. 42 filed December 30, 2004.*
[19]	Appendix to Definitive Proxy Statement filed July 13, 2005.
[20]	Exhibit to PEA No. 46 filed October 31, 2005.*
[21]	Exhibit to PEA No. 47 filed October 31, 2006.*
[22]	Exhibit to PEA No. 49 filed June 1, 2007.*
[23]	Exhibit to PEA No. 51 filed November 30, 2007.*
[24]	Exhibit to PEA No. 52 filed January 29, 2008.*
[25]	Exhibit to PEA No. 53 filed September 16, 2008.*
[26]	Exhibit to PEA No. 55 filed December 15, 2008.*
[27]	Exhibit to PEA No. 56 filed July 16, 2009.*
[28]	Exhibit to PEA No. 58 filed September 30, 2009.*
*	Incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

The information in the Statement of Additional Information captions “Account and Share Information—Control Persons and Principal Shareholders” and “Who Manages the Funds—Adviser to the Funds” is incorporated by reference.

Item 25. Indemnification.

Reference is made to Article IX of the Registrant’s By-Laws and Section 4 of the Distribution Agreement between the Registrant and M&I Distributors, LLC.

The Registrant’s By-Laws provide for indemnification of its officers and directors to the fullest extent permitted by Wisconsin Business Corporation Law and applicable federal and state securities laws. Notwithstanding the foregoing, the By-Laws state that this indemnification will not protect any officer or director against liability to the Registrant or any shareholder by reason of his/her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such officer’s or director’s office.

The Distribution Agreement between the Registrant and the Distributor provides that the Registrant will indemnify the Distributor and any of its officers, directors, employees and control persons against certain losses incurred under the securities laws or otherwise, arising out of or based upon any alleged untrue statement or omission of a material fact contained in the Registrant’s SEC filings or other documents and in certain other circumstances.

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant against certain liabilities that might be imposed as a result of actions, suit or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 26. Business and Other Connections of the Investment Adviser.

M&I Investment Management Corp. (the “Adviser”) serves as the investment adviser for the Registrant. The Adviser is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. The business and other connections of the Adviser, as well as the names and titles of the executive officers and directors of the Adviser, are further described in the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC.

Acadian Asset Management, LLC (“Acadian”) serves as a sub-adviser with respect to the Registrant’s International Stock Fund. Acadian is a registered investment adviser. The business and other connections of Acadian, as well as the names and titles of the executive officers and directors of Acadian, are further described in Acadian’s Form ADV as filed with the SEC.

Trilogy Global Advisors, LLC (“Trilogy”) serves as a sub-adviser with respect to the Registrant’s International Stock Fund and Emerging Markets Equity Fund. Trilogy is a registered investment adviser. The business and other connections of Trilogy, as well as the names and titles of the executive officers and directors of Trilogy, are further described in Trilogy’s Form ADV as filed with the SEC.

Taplin, Canida & Habacht, LLC (“TCH”) serves as the sub-adviser with respect to the Registrant’s Corporate Income Fund and Core Plus Bond Fund. TCH is a registered investment adviser. The business and other connections of TCH, as well as the names and titles of the executive officers and directors of TCH, are further described in TCH’s Form ADV as filed with the SEC.

To the best of Registrant’s knowledge, none of the Adviser’s, Acadian’s, Trilogy’s or TCH’s directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted in the “Who Manages the Funds?” section of the Registrant’s Statement of Additional Information, which are incorporated herein by reference.

Item 27. Principal Underwriters.

(a) None.

(b) To the best of Registrant’s knowledge, the executive officers of M&I Distributors, LLC are as follows:

Name and Principal Business Address*	Positions and Offices with M&I Distributors, LLC	Positions and Offices with Registrant
William J. Crain, Jr.	Director, Senior Vice President and Chief Financial Officer	None

William K. Curtis	Director, Senior Vice President and Chief Operating Officer	None

Stephen R. Oliver	Director and Vice President	Anti-Money Laundering Compliance Officer and Chief Compliance Officer

James F. Duca II	Director, President, CEO and Managing Member	None

*	The address of each of the foregoing is 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202.

(c) Not applicable.

Item 28. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that section are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent and Dividend Disbursing Agent	Boston Financial Data Services Inc. 2 Heritage Drive Quincy, MA 02171

Registrant’s Administrator and Sub-Transfer Agent	Marshall & Ilsley Trust Company N.A. 111 East Kilbourn Avenue, Suite 200 Milwaukee, WI 53202

Registrant’s Sub-Administrator and Portfolio Accounting Services Agent (except Marshall International Stock Fund and Marshall Emerging Markets Equity Fund)	UMB Fund Services, Inc. 803 West Michigan Street Milwaukee, WI 53233

Registrant’s Investment Adviser	M&I Investment Management Corp. 111 East Kilbourn Avenue, Suite 200 Milwaukee, WI 53202

Records Relating to:	Are located at:
Registrant’s Sub-Advisers to Marshall International Stock Fund	Trilogy Global Advisors, LLC 1114 Avenue of the Americas, 28th Floor New York, NY 10036

Acadian Asset Management, LLC One Post Office Square Boston, MA 02109

Registrant’s Sub-Adviser to Marshall Emerging Markets Equity Fund	Trilogy Global Advisors, LLC 1114 Avenue of the Americas, 28th Floor New York, NY 10036

Registrant’s Sub-Adviser to Marshall Corporate Income Fund and Marshall Core Plus Bond Fund	Taplin, Canida & Habacht, LLC 1001 Brickell Bay Drive, Suite 2100 Miami, Florida 33131

Registrant’s Custodian (except Marshall International Stock Fund and Marshall Emerging Markets Equity Fund)	Marshall & Ilsley Trust Company N.A. 111 East Kilbourn Avenue, Suite 200 Milwaukee, WI 53202

Registrant’s Custodian (Marshall International Stock Fund and Marshall Emerging Markets Equity Fund) and Portfolio Accounting Services Agent (Marshall International Stock Fund and Marshall Emerging Markets Equity Fund)	State Street Bank & Trust Company 200 Clarendon Street P.O. Box 9130 Boston, MA 02116

Registrant’s Distributor	M&I Distributors, LLC 111 East Kilbourn Avenue, Suite 200 Milwaukee, WI 53202

Item 29. Management Services.

None.

Item 30. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 28th day of December, 2009.

MARSHALL FUNDS, INC. (Registrant)

By:	/s/ JOHN M. BLASER
John M. Blaser President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of the Registrant has been signed below on December 28, 2009 by the following persons in the capacities indicated.

Signature	Title

/s/ JOHN M. BLASER	President (principal executive officer) and Director
John M. Blaser

/s/ TIMOTHY M. BONIN	Treasurer (principal financial officer)
Timothy M. Bonin

*	Director
Kenneth C. Krei

*	Director
Larry D. Armel

*	Director
Ridge A. Braunschweig

*	Director
Benjamin M. Cutler

*	Director
John A. Lubs

Signature		Title

*		Director
James Mitchell

*		Director
Barbara J. Pope

*By:	/s/ JOHN M. BLASER
John M. Blaser
Attorney in fact pursuant to Power of Attorney filed with Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A.